UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03015
Augustar
SM

Variable Insurance Products Fund, Inc.
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, OH 45242
(Address of principal executive offices) (Zip code)
CT Corporation
300 E. Lombard St., Suite 1400
Baltimore, MD 21202
(Name and address of agent for service)
Registrant's telephone number, including area code:
513-794-6971
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
Item 1. Reports to Stockholders.
(a)
AVIP Bond Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the AVIP Bond Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.  You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Bond Portfolio	$ 62	0.61%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio’s outperformance for the year was primarily driven by its large overweight to co rporate
bonds, which were the best performing asset class within the benchmark.

The worst performing asset class within the benchmark was government bonds, which were not significantly represented in the Portfolio.

Within the corporate bond asset class, the sectors that were the top contributors to performance were Financials, Consumer Discretionary, and Materials.

The top detractors to performance were Communication Services, Utilities, and Information Technology.

Lower quality bonds generally outperformed higher quality bonds during the year. The Portfolio’s holdings in high yield and BBB rated bonds were top contributors to performance, while holdings in AAA and AA rated bonds were top detractors from performance.
Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP Bond Portfolio	2.38	0.30	2.39
ICE BofA U.S. Broad Market Index (Broad-based market index)	1.47	(0.34)	1.37
ICE BofA U.S. Corporate Index (Secondary comparative index)	2.76	0.48	2.52
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 247,854,246
Total number of portfolio holdings	150
Total advisory fee paid	$ 1,263,726
Portfolio turnover rate	21%
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the
n
et
asse
ts of the Portfolio.
Top 10 Portfolio Holdings
U.S. Treasury Note 3.875%, 08/15/2034	5.7%
Ares Capital Corp. 3.200%, 11/15/2031	1.2%
Marriott International, Inc. 4.900%, 04/15/2029	1.2%
Kinross Gold Corp. 4.500%, 07/15/2027	1.2%
American Express Co. 5.284%, 07/26/2035	1.2%
Ally Financial, Inc. 5.543%, 01/17/2031	1.2%
Amgen, Inc. 5.600%, 03/02/2043	1.2%
UnitedHealth Group, Inc. 5.500%, 07/15/2044	1.2%
MPLX LP 5.000%, 03/01/2033	1.2%
Devon Energy Corp. 5.200%, 09/15/2034	1.1%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy
voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Balanced Allocation Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the AVIP BlackRock Balanced Allocation Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP BlackRock Balanced Allocation Portfolio	$ 63	0.57%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio’s equity sleeve outperformed the primary benchmark for the year, while the fixed income sleeve underperformed.

The

Portfolio’s allocation to fixed income securities was
the
primary driver of underperformance compared to the primary benchmark.
Security selection led outperformance for the Portfolio’s equities for the year.

Insights that evaluate trends across conference call text and smart money positioning were top contributors, as they helped capture prevailing market leadership and correctly positioned the Portfolio around the Artificial Intelligence (AI) and glucagon-like peptide-1 (GLP-1) therapy themes.

Macro-thematic insights compounded gains, as measures evaluating economic regime data and business to business invoicing also positively influenced the Portfolio.

Lastly, fundamental quality measures with a growth flavor, such as those evaluating research expenditures, benefited from the market style preference. Conversely, other stability-related fundamental measures with a preference for lower volatility stocks proved overly defensive amid the risk-on market tone.
Selections within Information Technology, Health Care, and Consumer Discretionary were key contributors to relative performance for the year, but were somewhat offset by selection within Industrials and Financials. At the security level, top contributors was an overweight to NVIDIA Corp., followed by an underweight to UnitedHealth Group, Inc., and an overweight to Applied Materials, Inc., while an underweight to Broadcom, Inc., overweight to Nucor Corp., and underweight to Netflix, Inc. were top detractors.
In the fixed income sleeve, the corporate bond asset class was the top contributor to performance, while the government asset class was the top detractor from performance.

From a ratings perspective, the Portfolio’s holdings in high yield and BBB rated bonds were top contributors to performance, while its holdings in AAA and AA rated bonds were top detractors from performance.
Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP BlackRock Balanced Allocation Portfolio	19.50	10.21	9.37
S&P 500 ® Index (Broad-based market index)	25.02	14.53	13.10
70% S&P 500 ® Index/30% ICE BofA U.S. Corporate Index (Secondary comparative index)	18.00	10.34	10.01
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 391,158,982
Total number of portfolio holdings	213
Total advisory fee paid	$ 2,061,046
Portfolio turnover rate	64%
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percen tag
es of the
net
assets of the Portfolio.
Top 10 Portfolio Holdings
Apple, Inc.	6.0%
NVIDIA Corp.	5.2%
Microsoft Corp.	5.2%
Amazon.com, Inc.	3.4%
Alphabet, Inc. Class A	2.2%
Meta Platforms, Inc. Class A	1.9%
Visa, Inc.	1.5%
Tesla, Inc.	1.4%
Alphabet, Inc. Class C	1.3%
Costco Wholesale Corp.	1.2%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information a
bout
the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Advantage International Equity Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the AVIP BlackRock Advantage International Equity Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP BlackRock Advantage International Equity Portfolio	$ 89	0.86%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
While sector and country allocation decisions slightly contributed to relative performance for the year, security selection led the Portfolio’s outperformance.

Insights that evaluate trends across text to evaluate analyst and manager sentiment, as well as measures tracking smart money positioning, were top contributors, as they helped correctly position the Portfolio around the market themes of European energy transition and Japanese corporate reform.

Fundamental quality measures evaluating research expenditures and cash flow efficiency correctly positioned the Portfolio in a more defensive posture across Europe in the final quarter, contributing to gains.

Security selection within Industrials, Consumer Staples, and Financials were key contributors to relative performance for the year, but were slightly offset by selection within Materials and Information Technology. Selection within Japan and Germany were key contributors to relative performance, but were somewhat offset by selection within the Netherlands and Australia. At the security level, top contributors were Recruit Holdings Co. Ltd., SAP SE, and Hitachi Ltd., while BHP Group Ltd., RWE AG., and ArcelorMittal SA were top detractors.
Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP BlackRock Advantage International Equity Portfolio	6.29	5.79	5.24
MSCI EAFE Index (Net-USD) (Broad-based market index)	3.82	4.73	5.20
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 343,376,076
Total number of portfolio holdings	240
Total advisory fee paid	$ 2,522,203
Portfolio turnover rate	153%
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Country Weightings
% of Net Assets
Japan	24.0
United Kingdom	12.7
Switzerland	11.5
Germany	10.0
France	9.9
Australia	5.8
Netherlands	3.9
Hong Kong	2.9
Italy	2.6
Spain	2.2
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Fidelity Institutional AM
®
Equity Growth Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the AVIP Fidelity Institutional AM
®
Equity Growth Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Fidelity Institutional AM ® Equity Growth Portfolio	$ 91	0.79%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Outperformance for the year was largely due to security selection within the Information Technology, Health Care, and Industrials sectors. Allocation to Information Technology was also beneficial. Notably, the Portfolio’s overweight position in NVIDIA Corp. and its out-of-benchmark position in Taiwan Semiconductor Manufacturing Co. Ltd – ADR performed well. Overweight positions in Apple, Inc. and Boston Scientific Corp. were also among the largest contributors.

Top detractors from performance were security selection and an underweight positioning in the Financials sector.

The largest individual detractors were an overweight position in MongoDB, Inc. and the lack of position in benchmark holding Broadcom, Inc.
Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP Fidelity Institutional AM ® Equity Growth Portfolio	30.68	14.71	15.16
S&P 500 ® Index (Broad-based market index)	25.02	14.53	13.10
Russell 1000 ® Growth Index (Secondary comparative index)	33.36	18.96	16.78
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 126,020,853
Total number of portfolio holdings	114
Total advisory fee paid	$ 851,686
Portfolio turnover rate	57%
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
NVIDIA Corp.	12.7%
Apple, Inc.	12.2%
Alphabet, Inc. Class A	5.4%
Amazon.com, Inc.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	5.0%
Microsoft Corp.	5.0%
Boston Scientific Corp.	2.7%
Eli Lilly & Co.	2.3%
Meta Platforms, Inc. Class A	1.9%
Mastercard, Inc. Class A	1.9%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP AB Small Cap Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the AVIP AB Small Cap Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP AB Small Cap Portfolio	$ 94	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The primary driver of the Portfolio’s absolute and relative performance was managing a small cap stock portfolio to optimize the risk and return opportunities within that market capitalization universe.

Both security selection and sector allocation detracted from performance relative to the benchmark. From a security selection perspective, Information Technology and Consumer Discretionary holdings explained most of the detraction, while selection within Industrials and Materials were partial offsets. From a sector allocation perspective, a significant underweight position in Information Technology and an overweight in Health Care detracted. Only slightly offsetting this detraction, an underweight in Consumer Staples and overweight in Financials contributed.
With mega cap technology stocks outside of the Portfolio’s target universe, the Portfolio did not hold any of these stocks. However, given their weight in the benchmark, companies in this cohort that the Portfolio did not hold and underperformed their sector peers were, in sum, significant contributors to relative performance.

From a stock specific perspective, the Portfolio had a diversified list of holdings contribute, primarily across Health Care, Information Technology, Industrials, and Consumer Discretionary sectors.
More significantly than the large Information Technology stocks above that underperformed their peers, the Portfolio did not hold the large Information Technology stocks that outperformed their peers and drove the performance of the benchmark during the year. Not holding just two stocks – NVIDIA Corp. and Broadcom, Inc. – detracted 5.4% from the Portfolio’s relative performance.

Also, as a function of the Portfolio’s focus on the smaller cap universe, the Portfolio did not hold multiple mega cap names in the Communication Services and Consumer Discretionary sectors. Given their large weights in the benchmark and strong performance during the year, this cohort significantly detracted from the Portfolio’s relative performance.

Looking at names held by the Portfolio, a group of Consumer Discretionary holdings that underperformed were exposed to a rising interest rate environment. Companies selling new homes, automobiles, and furniture detracted from performance.
Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP AB Small Cap Portfolio	13.82	6.63	8.13
S&P 500 ® Index (Broad-based market index)	25.02	14.53	13.10
Russell 2000 ® Index (Secondary comparative index)	11.54	7.40	7.82
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of
December
31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 113,531,798
Total number of portfolio holdings	507
Total advisory fee paid	$ 844,841
Portfolio turnover rate	100%
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Boot Barn Holdings, Inc.	1.1%
SPS Commerce, Inc.	1.1%
Semtech Corp.	1.1%
CSW Industrials, Inc.	1.0%
Piper Sandler Cos.	0.9%
SPX Technologies, Inc.	0.9%
ACV Auctions, Inc. Class A	0.9%
StepStone Group, Inc. Class A	0.9%
Armstrong World Industries, Inc.	0.9%
Chefs' Warehouse, Inc. / The	0.9%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio s
uch
as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having benef
icial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP AB Mid Cap Core Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the AVIP AB Mid Cap Core Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP AB Mid Cap Core Portfolio	$ 97	0.91%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The primary driver of the Portfolio’s absolute and relative performance was managing a mid cap core stock portfolio to optimize the risk and return opportunities within that market capitalization and style universe.

Both security selection and sector allocation drove the underperformance for the year.

From a security selection perspective, Information Technology and Consumer Discretionary holdings explained most of the detraction, while selection within Industrials and Energy were partial offsets. From a sector allocation perspective, significant underweight positions in Information Technology and Communication Services detracted. Only slightly offsetting this detraction, an underweight in Consumer Staples and overweight in Financials contributed.
With mega cap technology stocks outside of the Portfolio’s target universe, the Portfolio did not hold these stocks. However, given their weight in the benchmark, companies in this cohort that the Portfolio did not hold and that underperformed their sector peers were, in sum, significant contributors to our relative performance.

Positive stock selection in Industrials also contributed, partially driven by companies exposed to federal infrastructure spending.

Similar to large Information Technology stocks, not holding certain large Energy companies that underperformed the benchmark contributed to performance.
More significantly than the large Information Technology stocks above that underperformed their peers, the Portfolio did not hold the large Information Technology stocks that outperformed their peers and drove the performance of the benchmark during the year. Not holding just two stocks – NVIDIA, Inc. and Broadcom, Inc. – detracted 5.3% from relative performance.

Also related to Information Technology, but more broadly impacting the Portfolio due to its focus on the mid cap core universe, the Portfolio held an average weight in Information Technology that was half of the benchmark. This significant sector underweight drove more than one third of the Portfolio’s sector allocation detraction.
Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP AB Mid Cap Core Portfolio	14.21	7.36	8.74
S&P 500 ® Index (Broad-based market index)	25.02	14.53	13.10
Russell Midcap ® Index (Secondary comparative index)	15.34	9.92	9.63
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 76,581,225
Total number of portfolio holdings	566
Total advisory fee paid	$ 570,838
Portfolio turnover rate	74%
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Stifel Financial Corp.	0.8%
Lennox International, Inc.	0.8%
Natera, Inc.	0.7%
Viking Holdings Ltd.	0.7%
Jefferies Financial Group, Inc.	0.7%
Comfort Systems U.S.A., Inc.	0.6%
Manhattan Associates, Inc.	0.6%
XPO, Inc.	0.6%
Duolingo, Inc.	0.6%
Procore Technologies, Inc.	0.5%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You
can al
so request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having b enefi
cial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP S&P 500
®
Index Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the AVIP S&P 500
®
Index Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP S&P 500 ® Index Portfolio	$ 43	0.38%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio intends to track the underlying return of the S&P 500
®
Index, the Portfolio’s primary, broad-based benchmark.

Sources of return variance for the year were related to the cumulative impact of investing the day-to-day cash flows in the Portfolio.

Because the Portfolio weights its holdings to be similar to those utilized by the benchmark, there were no sectors or holdings that significantly contributed to, or detracted from, the Portfolio’s benchmark-relative performance.

Information Technology, followed by Financials and Communication Services, were the top performing sectors for the year, while Materials, Real Estate, and Energy were the lowest performers.

Benchmark constituents that contributed the most to Portfolio and benchmark returns were NVIDIA Corp., Apple, Inc, and Amazon.com, Inc., while Intel Corp., Adobe, Inc, and The Boeing Co. were the leading detractors.
Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP S&P 500 ® Index Portfolio	24.57	14.09	12.65
S&P 500 ® Index (Broad-based market index)	25.02	14.53	13.10
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 1,204,783,877
Total number of portfolio holdings	505
Total advisory fee paid	$ 4,132,673
Portfolio turnover rate	4%
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net
assets
of the Portfolio.
Top 10 Portfolio Holdings
Apple, Inc.	7.6%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. Class A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc. Class C	1.8%
Berkshire Hathaway, Inc. Class B	1.7%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional
inform
ation about the Port
folio suc
h as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Advantage Large Cap Value Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Value Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP BlackRock Advantage Large Cap Value Portfolio	$ 80	0.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The primary driver of the Portfolio’s absolute and relative performance was managing a large cap value stock portfolio to optimize the risk and return opportunities within that market capitalization and style universe. Relative to the primary benchmark, the Portfolio underperformed. Both sector allocation and security selection drove underperformance for the year. An underweight allocation, and selection within Information Technology and overweight allocation to Real Estate drove losses. Selection within Communication Services, and Consumer Discretionary were key detractors from relative performance but were somewhat offset by selection within Real Estate and Consumer Staples. At the security level, top contributors to relative performance for the year were overweights to Walmart, Inc., Fox Corp. Class A, and General Motors Co. while underweights to NVIDIA Corp., Apple, Inc., and not holding Broadcom, Inc. were top detractors.
Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP BlackRock Advantage Large Cap Value Portfolio	15.76	9.20	8.42
S&P 500 ® Index (Broad-based market index)	25.02	14.53	13.10
Russell 1000 ® Value Index (Secondary comparative index)	14.37	8.68	8.49
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 192,617,226
Total number of portfolio holdings	158
Total advisory fee paid	$ 1,340,518
Portfolio turnover rate	74%
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
JPMorgan Chase & Co.	2.7%
Berkshire Hathaway, Inc. Class B	2.4%
Walmart, Inc.	2.3%
Bank of America Corp.	1.8%
Comcast Corp. Class A	1.6%
Eaton Corp. PLC	1.6%
Stryker Corp.	1.4%
CME Group, Inc.	1.4%
Medtronic PLC	1.4%
Chevron Corp.	1.3%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Federated High Income Bond Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the AVIP Federated High Income Bond Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Federated High Income Bond Portfolio	$ 89	0.86%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Sector allocation and security selection decisions were both drivers of the Portfolio’s outperformance for the year.

The Portfolio benefitted from a lower duration than the primary benchmark, primarily by not holding U.S. Treasury securities, which were a large component of the benchmark’s holdings.

U.S. Treasury securities are not part of the investment mandate and could not have been purchased per the Portfolio guidelines.

The Portfolio also benefitted from security selection within technology & electronics, as well as an overweight to that sector.

The Portfolio further benefitted from an overweight to, and selection within, the insurance sector.

The primary detractor from performance was security selection within the media sector.

Top relative contributors at the security level were Clydesdale Acquisition Holdings, Inc. 8.750% due 04/15/2030, McAfee Corp. 7.375% due 02/15/2030, and DISH DBS Corp. 5.125% due 06/01/2029.

Top relative detractors were ARD Finance SA 6.500%/7.250% PIK due 06/30/2027, iHeartCommunications, Inc. 8.375% due 05/01/2027, and CMG Media Corp. 8.875% due 12/15/2027.
Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP Federated High Income Bond Portfolio	6.45	3.45	4.60
ICE BofA U.S. Broad Market Index (Broad-based market index)	1.47	(0.34)	1.37
ICE BofA U.S. High Yield Constrained Index (Secondary comparative index)	8.20	4.03	5.08
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 125,233,266
Total number of portfolio holdings	448
Total advisory fee paid	$ 908,689
Portfolio turnover rate	33%
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
BroadStreet Partners, Inc. 5.875%, 04/15/2029	1.0%
Clarios Global LP / Clarios U.S. Finance Co. 8.500%, 05/15/2027	1.0%
McAfee Corp. 7.375%, 02/15/2030	1.0%
Medline Borrower LP 5.250%, 10/01/2029	1.0%
AthenaHealth Group, Inc. 6.500%, 02/15/2030	0.9%
1011778 B.C. ULC / New Red Finance, Inc. 4.000%, 10/15/2030	0.9%
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032	0.9%
Clydesdale Acquisition Holdings, Inc. 8.750%, 04/15/2030	0.8%
Trivium Packaging Finance B.V. 8.500%, 08/15/2027	0.8%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.750%, 03/01/2030	0.8%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Nasdaq-100
®
Index Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the AVIP Nasdaq-100
®
Index Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Nasdaq-100 ® Index Portfolio	$ 48	0.43%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio intends to track the underlying return of the Nasdaq-100
®
Index (the Portfolio’s secondary benchmark).

Compared to the Portfolio’s primary, broad-based benchmark, the S&P 500
®
Index, the Portfolio’s outperformance for the year was driven mainly by sector allocation.

Overweights to Information Technology and Communication Services, as well as underweights to the poorly performing Health Care, Energy, and Real Estate sectors were drivers of performance.

Selection within Information Technology was the primary drag on relative performance.

Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP Nasdaq-100 ® Index Portfolio	25.37	19.72	18.02
S&P 500 ® Index (Broad-based market index)	25.02	14.53	13.10
Nasdaq-100 ® Index (Secondary comparative index)	25.88	20.18	18.53
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 269,670,380
Total number of portfolio holdings	103
Total advisory fee paid	$ 989,032
Portfolio turnover rate	12%
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Apple, Inc.	9.7%
NVIDIA Corp.	8.4%
Microsoft Corp.	8.1%
Amazon.com, Inc.	5.9%
Broadcom, Inc.	4.6%
Tesla, Inc.	3.8%
Meta Platforms, Inc. Class A	3.3%
Alphabet, Inc. Class A	2.8%
Alphabet, Inc. Class C	2.7%
Costco Wholesale Corp.	2.6%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Advantage Large Cap Core Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Core Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP BlackRock Advantage Large Cap Core Portfolio	$ 79	0.70%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
While sector allocation decisions were positive, security selection led the Portfolio’s outperformance for the year. Insights that evaluate trends across conference call text and smart money positioning were top contributors, as they helped capture prevailing market leadership and correctly position the Portfolio around the Artificial Intelligence (AI) and glucagon-like peptide-1 (GLP-1) therapy themes. Macro-thematic insights compounded gains, as measures evaluating economic regime data and business to business invoicing also positively influenced the Portfolio. Lastly, fundamental quality measures with a growth flavor, such as those evaluating research expenditures, benefited from the market style preference. Conversely, other stability-related fundamental measures with a preference for lower volatility stocks proved overly defensive amid the risk-on market tone.
Security selection within Health Care, Information Technology, and Consumer Discretionary were key contributors to relative performance for the year, but were somewhat offset by selection within Industrials and Financials. At the security level, top contributors to relative performance for the year were NVIDIA Corp., Fortinet, Inc., and UnitedHealth Group, Inc., while Broadcom, Inc., Nucor Corp., and Netflix, Inc. were top detractors.
Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP BlackRock Advantage Large Cap Core Portfolio	26.27	14.06	11.97
S&P 500 ® Index (Broad-based market index)	25.02	14.53	13.10
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 329,417,151
Total number of portfolio holdings	116
Total advisory fee paid	$ 2,168,451
Portfolio turnover rate	71%
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Apple, Inc.	8.5%
NVIDIA Corp.	7.4%
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.8%
Alphabet, Inc. Class A	3.1%
Meta Platforms, Inc. Class A	2.6%
Visa, Inc.	2.1%
Tesla, Inc.	1.9%
Alphabet, Inc. Class C	1.8%
Broadcom, Inc.	1.6%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Advantage Small Cap Growth Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the AVIP BlackRock Advantage Small Cap Growth Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP BlackRock Advantage Small Cap Growth Portfolio	$ 91	0.87%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The primary driver of the Portfolio’s absolute and relative performance was managing a small cap growth stock portfolio to optimize the risk and return opportunities within that market capitalization and style universe. Relative to the primary benchmark, the Portfolio underperformed.
While both sector allocation decisions and security selection were key detractors for the year, security selection detracted most from the returns compared to the primary benchmark. An overweight allocation to Health Care and selection within Information Technology drove losses. Selection within Communication Services, Financials, Industrials, and Consumer Discretionary were key detractors from relative performance for the year but were somewhat offset by selection within Consumer Staples and Real Estate.

At the security level, top contributors to relative performance for the year were Super Micro Computer, Inc., EMCOR Group, Inc., and Q2 Holdings, Inc.

Not holding top performing benchmark constituents NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Broadcom, Inc., Meta Platforms, Inc. Class A and Tesla, Inc. were top detractors.
Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP BlackRock Advantage Small Cap Growth Portfolio	10.29	6.50	7.80
S&P 500 ® Index (Broad-based market index)	25.02	14.53	13.10
Russell 2000 ® Growth Index (Secondary comparative index)	15.15	6.86	8.09
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 133,126,278
Total number of portfolio holdings	467
Total advisory fee paid	$ 1,072,324
Portfolio turnover rate	49%
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
FTAI Aviation Ltd.	1.3%
ExlService Holdings, Inc.	1.3%
Sprouts Farmers Market, Inc.	1.1%
Applied Industrial Technologies, Inc.	1.1%
ACI Worldwide, Inc.	0.9%
EMCOR Group, Inc.	0.9%
Comfort Systems U.S.A., Inc.	0.9%
Ensign Group, Inc. / The	0.9%
Franklin Electric Co., Inc.	0.8%
Abercrombie & Fitch Co. Class A	0.8%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP S&P MidCap 400
®
Index Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the AVIP S&P MidCap 400
®
Index Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP S&P MidCap 400 ® Index Portfolio	$ 43	0.40%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio intends to track the underlying return of the S&P MidCap 400
®
Index (the Portfolio’s secondary benchmark).

Compared to the Portfolio’s primary, broad-based benchmark, the S&P 500
®
Index, the Portfolio’s underperformance for the year was driven by both sector allocation and security selection.

An underweight and selection within Information Technology was the largest detractor, followed by selection within Consumer Discretionary.

An overweight and selection within Industrials also detracted significantly, as well as selection in Financials.

Overweights to Real Estate and Materials, as well as an underweight to Communication Services, rounded out the Portfolio’s detraction from relative performance.

Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP S&P MidCap 400 ® Index Portfolio	13.43	9.81	8.06
S&P 500 ® Index (Broad-based market index)	25.02	14.53	13.10
S&P MidCap 400 ® Index (Secondary comparative index)	13.93	10.34	9.68
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Prior to December 19, 2016, the Portfolio was known as the Target VIP Portfolio.

The strategy of the Target VIP Portfolio was to seek above average total return by investing in common stocks of companies which were identified by a model that applied separate uniquely specialized strategies.
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 546,169,897
Total number of portfolio holdings	403
Total advisory fee paid	$ 1,905,716
Portfolio turnover rate	23%
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corp.	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc. Class A	0.6%
Pure Storage, Inc. Class A	0.6%
DocuSign, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Carlisle Cos., Inc.	0.6%
RB Global, Inc.	0.6%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Advantage Large Cap Growth Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Growth Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP BlackRock Advantage Large Cap Growth Portfolio	$ 82	0.71%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The primary driver of the Portfolio’s absolute and relative performance was managing a large cap growth stock portfolio to optimize the risk and return opportunities within that market capitalization and style universe. Relative to the primary benchmark, the Portfolio outperformed for the year.
While security selection slightly detracted from relative performance, sector allocation was positive and drove the Portfolio’s outperformance for the year. An overweight allocation to Information Technology drove gains. Selection within Consumer Discretionary and Communication Services were also key contributors to relative performance, but were somewhat offset by selection within Information Technology and Financials.

At the security level, top contributors to relative performance for the year were overweights to Broadcom, Inc., Meta Platforms, Inc. Class A, and NVIDIA Corp., while an overweight to Advanced Micro Devices, Inc., and not holding benchmark constituents JP Morgan Chase & Co., and Berkshire Hathaway, Inc. Class B were top detractors.
Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP BlackRock Advantage Large Cap Growth Portfolio	31.07	16.13	13.93
S&P 500 ® Index (Broad-based market index)	25.02	14.53	13.10
Russell 1000 ® Growth Index (Secondary comparative index)	33.36	18.96	16.78
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 474,972,290
Total number of portfolio holdings	95
Total advisory fee paid	$ 3,194,236
Portfolio turnover rate	101%
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Microsoft Corp.	9.7%
Apple, Inc.	8.2%
NVIDIA Corp.	7.0%
Broadcom, Inc.	4.9%
Meta Platforms, Inc. Class A	4.9%
Amazon.com, Inc.	4.9%
Tesla, Inc.	3.6%
Alphabet, Inc. Class C	3.2%
Eli Lilly & Co.	2.9%
Costco Wholesale Corp.	2.3%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Constellation Dynamic Risk Balanced Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the AVIP Constellation Dynamic Risk Balanced Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
This report describes changes to the Portfolio that occurred during the reporting period.
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Constellation Dynamic Risk Balanced Portfolio	$ 90	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the year ended December 31, 2024, the Portfolio returned 12.51% versus 25.02% for its primary benchmark, the S&P 500
®
Index and 13.95% for its secondary benchmark, which is comprised of 55% S&P 500
®
Index/ 45% ICE BofA U.S. Broad Market Index.

Effective at the end of business on November 22, 2024, Constellation Investments, Inc. (“CINV”) terminated the sub-advisory agreement with AllianceBernstein, L.P. (“AB”) and assumed portfolio management responsibilities.

In conjunction with the termination of the sub-advisory agreement, the name of the Portfolio was changed from AVIP AB Risk Managed Balanced Portfolio to AVIP Constellation Dynamic Risk Balanced Portfolio.

For the period from January 1, 2024 to November 22, 2024 (the “first performance period”), the Portfolio returned 14.09% versus 26.70% for its primary benchmark and 14.94% versus its secondary benchmark.

For the period from November 23, 2024 to December 31, 2024 (the “latter performance period”), the Portfolio returned -1.38% versus -1.33% for its primary benchmark and -0.86% for its secondary benchmark.
AB:
For the first performance period, the underperformance of the combined equity and fixed income component of the Portfolio was driven by the underperformance of fixed income relative to equities.

While equities and a sleeve of derivatives had positive returns, they both underperformed relative to the primary benchmark.
Underperformance in equities for the first performance period was driven primarily by security selection, with selection within the Financials sector being the largest detractor. The Portfolio was also negatively impacted by sector allocation, largely from an overweight to Health Care.

Fixed income holdings outperformed the fixed income portion of the secondary benchmark, but were a major detractor relative to the primary benchmark, as equities generally significantly outperformed fixed income during the period.

While the risk management component enhanced the return compared to the balanced component, derived primarily from purchased options, the risk management overlay underperformed the primary benchmark on a relative basis
CINV:
For the latter performance period, underperformance was led by equity securities and futures contracts.

Specifically, the top three sectors that detracted in the equity portion of the Portfolios were Materials, Real Estate, and Industrials.

In the derivatives portion, the top detractors from performance were March CBT U.S. Ultra Bond futures, CBT U.S. Long Bond futures, and CME E-mini S&P 500 Index futures.

Conversely, in the fixed income portion of the Portfolio, sectors that performed well were securitized debt and corporate bonds.

Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	10 Years
AVIP Constellation Dynamic Risk Balanced Portfolio	12.51	6.67	7.53
S&P 500 ® Index (Broad-based market index)	25.02	14.53	13.10
55% S&P 500 ® Index/45% ICE BofA U.S. Broad Market Index (Secondary comparative index)	13.95	7.92	7.95
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 1,270,562,907
Total number of portfolio holdings	137
Total advisory fee paid	$ 10,713,205
Portfolio turnover rate	159%
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
iShares Core S&P 500 ETF	18.9%
Vanguard S&P 500 ETF	18.8%
iShares Core S&P Mid-Cap ETF	6.9%
iShares MBS ETF	4.0%
Vanguard Intermediate-Term Treasury ETF	3.9%
Vanguard Intermediate-Term Corporate Bond ETF	3.9%
U.S. Treasury Note 4.250%, 06/30/2029	3.1%
U.S. Treasury Note 4.000%, 02/15/2034	2.8%
U.S. Treasury Note 4.125%, 10/31/2026	2.7%
U.S. Treasury Note 1.875%, 02/15/2032	2.5%
Portfolio Composition

Sector Allocation
Material
Fund
Changes
At meetings held on May 16, 2024 and July 1, 2024, the Board, including a majority of the Directors who are not “interested persons” (the “Independent Directors”) of the Fund approved the continuation of the Investment Advisory Agreement with Constellation Investments, Inc. ("CINV") with respect to the AVIP Constellation Dynamic Risk Balanced Portfolio, as well as the termination of the sub-advisory agreement between CINV and Alliance Bernstein, L.P., the prior sub-adviser to the Portfolio.

Effective November 23, 2024, CINV assumed the day-to-day portfolio management and the Portfolio’s name and investment strategy were revised as a result.

The following principal risks were added due to the new investment strategy:

Exchange-Traded Funds Risk, Fund of Funds Risk, CDX Tranche Risk, and Asset-Backed Securities Risk.

The following principal risks were removed:

Growth Strategy Risk, LIBOR Transition Risk, and Convertible Securities Risk.

This is a summary of certain changes to the Portfolio since January 1, 2024.

For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at www.augustarfund.com or by calling 877-781-6392 (toll free).

Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Federated Core Plus Bond Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the AVIP Federated Core Plus Bond Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Federated Core Plus Bond Portfolio	$ 57	0.57%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Outperformance for the year was driven by the Portfolio’s out-of-index allocations to trade finance loans and high yield bonds along with an underweight to U.S. Treasuries. In addition, the Portfolio’s yield curve steepening positioning, with an overweight to shorter maturities and an underweight to longer maturities, was a positive contributor.

The Portfolio’s interest rate sensitivity (duration), which was less than the benchmark, was also a positive contributor to relative performance. Security selection was a key detractor, with positive contributions from emerging market, investment grade corporates and mortgage-backed-securities (MBS) that were more than offset by the detraction from U.S. Treasuries. From an individual security perspective, the top contributors to relative performance were short positions in December 2024, March 2024, and June 2024 CBT U.S. Ultra Bond futures contracts. The top detractors were a long position in 4.25% 08/15/2054 U.S. Treasury Bond, followed by long positions in June 2024 and March 2024 CBT 5-Year U.S. Treasury Note futures contracts.
Portfolio Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Portfolio since the Portfolio's inception.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	Since inception (May 01, 2020)
AVIP Federated Core Plus Bond Portfolio	1.71	(0.77)
ICE BofA U.S. Broad Market Index (Broad-based market index)	1.47	(1.39)
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 543,672,416
Total number of portfolio holdings	764
Total advisory fee paid	$ 2,880,203
Portfolio turnover rate	53%
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Federated Hermes Core Trust III - Federated Project and Trade Finance Core Fund	5.6%
U.S. Treasury Bond 4.250%, 08/15/2054	4.0%
U.S. Treasury Note 3.875%, 11/30/2027	3.2%
U.S. Treasury Note 3.750%, 08/31/2031	3.0%
Federated Hermes Core Trust - Emerging Markets Core Fund	2.5%
U.S. Treasury Note 2.750%, 04/30/2027	2.2%
U.S. Treasury Note 4.125%, 10/31/2031	2.2%
U.S. Treasury Note 4.000%, 01/31/2029	2.1%
U.S. Treasury Note 4.250%, 11/15/2034	2.0%
U.S. Treasury Note 4.375%, 11/30/2030	1.8%
Portfolio Composition

Sector Allocation
Availability of
Additional
Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Intech U.S. Low Volatility Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the AVIP Intech U.S. Low Volatility Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Intech U.S. Low Volatility Portfolio	$ 67	0.61%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investors favored risk-taking in 2024, leading to the outperformance of high-beta stocks and the riskiest market segments, which created a challenging environment for defensive equity strategies. The strategy's defensive positioning, characterized by an underweight to high-beta stocks and an overweight to low-beta stocks, was a key driver of underperformance for the year. An average overweight to the Health Care sector, which underperformed the broader market, further detracted from relative performance.

Although market leadership broadened during the third quarter, it remained narrow throughout 2024. Only four of eleven market sectors and 28% of benchmark constituents outperformed for the year. Given this narrow market leadership, the strategy’s diversification and smaller-size positioning weighed negatively on relative performance.
Portfolio Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Portfolio since the Portfolio's inception.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	Since inception (June 25, 2021)
AVIP Intech U.S. Low Volatility Portfolio	20.04	8.17
S&P 500 ® Index (Broad-based market index)	25.02	11.23
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 623,423,012
Total number of portfolio holdings	125
Total advisory fee paid	$ 3,815,001
Portfolio turnover rate	77%
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Apple, Inc.	6.2%
NVIDIA Corp.	5.8%
Microsoft Corp.	5.1%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc. Class A	1.9%
Alphabet, Inc. Class A	1.5%
Alphabet, Inc. Class C	1.3%
Johnson & Johnson	1.2%
Walmart, Inc.	1.1%
Northrop Grumman Corp.	1.1%
Portfolio Composition

Sector Allocation
Availability of
Additional
Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP AB Relative Value Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the AVIP AB Relative Value Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP AB Relative Value Portfolio	$ 78	0.73%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the calendar year 2024, growth stocks significantly outperformed value stocks.

Market concentration among the “Magnificent Seven” stocks dominated the performance of the primary benchmark, representing approximately 70% of its total return for the year.

The outperformance of Artificial Intelligence-levered names was a huge tailwind for growth within the benchmark.
Both sector allocation and stock selection significantly detracted.

An underweight to, along with selection within, Information Technology was the largest detractor.

Selection within Consumer Discretionary and Communication Services, as well as an overweight to and selection within Health Care, also detracted.

Selection within Consumer Staples was a bright spot from a relative performance perspective.

Walmart, Inc. was a leading contributor to relative performance, as the company benefited from strong fundamental execution within retail and is a market share leader.

Not holding NVIDIA Corp. was the leading detractor for the year, as the company continued to benefit from a dominant position in Graphics Processing Units (GPUs), a key piece of technology for enabling Artificial Intelligence (AI) development. Other key individual detractors were not holding benchmark position Broadcom, Inc., as well as overweights to Elevance Health, Inc. and Regeneron Pharmaceuticals, Inc.
Portfolio Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Portfolio since the Portfolio's inception.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	Since inception (December 02, 2021)
AVIP AB Relative Value Portfolio	12.74	7.93
S&P 500 ® Index (Broad-based market index)	25.02	10.67
Russell 1000 ® Value Index (Secondary comparative index)	14.37	7.93
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 120,685,675
Total number of portfolio holdings	71
Total advisory fee paid	$ 811,238
Portfolio turnover rate	52%
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10
Portfolio
Holdings
JPMorgan Chase & Co.	4.1%
Berkshire Hathaway, Inc. Class B	4.0%
Walmart, Inc.	3.9%
Philip Morris International, Inc.	3.5%
Fiserv, Inc.	3.0%
Accenture PLC Class A	2.8%
Citigroup, Inc.	2.6%
Regeneron Pharmaceuticals, Inc.	2.6%
Electronic Arts, Inc.	2.5%
Johnson & Johnson	2.5%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Constellation Managed Risk Balanced Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the AVIP Constellation Managed Risk Balanced Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
This report describes changes to the Portfolio that occurred during the reporting period.
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Constellation Managed Risk Balanced Portfolio	$ 63	0.60%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the year ended December 31, 2024, the Portfolio returned 9.16% versus 25.02% for its benchmark, the S&P 500
®
Index and 9.26% for its secondary benchmark, which is comprised of 50% MSCI ACWI/50% ICE BofA U.S. Broad Market Index. Effective at the end of business on November 22, 2024, Constellation Investments, Inc. (“CINV”) terminated the sub-advisory agreement with BlackRock Investment Management, LLC (“BlackRock”) and assumed portfolio management responsibilities.

For the period from January 1, 2024 to November 22, 2024 (the “first performance period”), the Portfolio returned 10.34% versus 26.70% for its benchmark and 10.18% versus its secondary benchmark.

For the period from November 23, 2024 to December 31, 2024 (the “latter performance period”), the Portfolio returned -1.07% versus -1.33% for its benchmark and -0.84% for its secondary benchmark.
BlackRock:
When looking through a country lens, while broad indices exhibited positive performance, the first performance period was one of U.S. equity (and to a lesser extent Japanese) exceptionalism; continuing trends seen in 2023. Given the strong performance of domestic equities during the first performance period, the Portfolio’s fixed income exposure, specifically to iShares Core U.S. Aggregate Bond ETF and BlackRock Ultra Short-Term Bond ETF, were the largest detractors, as fixed income markets underperformed across the board when compared to the benchmark. Exposure to iShares Core MSCI EAFE ETF also detracted. Exposure within the U.S., led by the domestic fixed income related ETFs, was the primary detractor from a country perspective, followed by France and the U.K.

Positive positioning within Turkey, Russia and Taiwan slightly offset underperformance. During the period, futures contracts contributed 114 basis points of absolute return for the Portfolio in aggregate.
CINV:
For the latter performance period, the primary driver of outperformance was the Portfolio’s allocation to fixed income ETFs.

The top contributors to performance were iShares Ultra Short-Term Bond Active ETF, iShares Core U.S. Aggregate Bond ETF, and iShares Core S&P Total U.S. Stock Market ETF.

The top detractors from performance include the equity ETFs and derivatives within the Portfolio.

Specifically, iShares Core S&P Mid-Cap ETF, iShares Russell 1000 ETF, and iShares Core MSCI Emerging Markets ETF detracted.

In the derivatives portion of the Portfolio, the top derivatives that detracted from performance were March MSCI Emerging Markets Index futures, March CME E-mini S&P 500 Index futures, and March MSCI EAFE Index futures.
Portfolio Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Portfolio since the Portfolio's inception.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	Since inception (June 25, 2021)
AVIP Constellation Managed Risk Balanced Portfolio	9.16	1.95
S&P 500 ® Index (Broad-based market index)	25.02	11.23
50% MSCI All Country World Index/50% ICE BofA U.S. Broad Market Index (Secondary comparative index)	9.26	2.24
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 538,391,073
Total number of portfolio holdings	15
Total advisory fee paid	$ 3,141,096
Portfolio turnover rate	5%
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
iShares Core U.S. Aggregate Bond ETF	37.1%
iShares Core S&P 500 ETF	18.6%
iShares Russell 1000 ETF	15.5%
iShares Ultra Short-Term Bond Active ETF	8.7%
iShares Core MSCI EAFE ETF	5.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Invesco QQQ Trust Series 1	3.0%
iShares MSCI EAFE ETF	2.2%
iShares Core MSCI Emerging Markets ETF	2.1%
iShares Core S&P Total U.S. Stock Market ETF	0.2%
Portfolio Composition
Material Fund Changes
At meetings held on May 16, 2024 and July 1, 2024, the Board, including a majority of the Directors who are not “interested persons” (the “Independent Directors”) of the Fund approved the continuation of the Investment Advisory Agreement with Constellation Investments, Inc. ("CINV") with respect to the AVIP Constellation Managed Risk Balanced Portfolio, as well as the termination of the sub-advisory agreement between CINV and BlackRock Investment Management, LLC, the prior sub-adviser to the Portfolio.

Effective November 23, 2024, CINV assumed the day-to-day portfolio management and the Portfolio’s name and investment strategy were revised as a result.

The following principal risks were added due to the new investment strategy:

Asset-Backed Securities Risk, Conflicts of Interest Risk, and Swap Risk. LIBOR Transition Risk was removed.

This is a summary of certain changes to the Portfolio since January 1, 2024.

For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at www.augustarfund.com or by calling 877-781-6392 (toll free).
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Constellation Managed Risk Moderate Growth Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the AVIP Constellation Managed Risk Moderate Growth Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
This report describes changes to the Portfolio that occurred during the reporting period.
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Constellation Managed Risk Moderate Growth Portfolio	$ 63	0.60%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the year ended December 31, 2024, the Portfolio returned 11.51% versus 25.02% for its benchmark, the S&P 500
®
Index and 11.68% for its secondary benchmark, which is comprised of 65% MSCI ACWI/35% ICE BofA U.S. Broad Market Index.

Effective at the end of business on November 22, 2024, Constellation Investments, Inc. (“CINV”) terminated the sub-advisory agreement with BlackRock Investment Management, LLC (“BlackRock”) and assumed portfolio management responsibilities.

For the period from January 1, 2024 to November 22, 2024 (the “first performance period”), the Portfolio returned 12.95% versus 26.70% for its benchmark and 12.82% versus its secondary benchmark.

For the period from November 23, 2024 to December 31, 2024 (the “latter performance period”), the Portfolio returned -1.28% versus -1.33% for its benchmark and -1.00% for its secondary benchmark.
BlackRock:
When looking through a country lens, while broad indices exhibited positive performance, the first performance period was one of U.S. equity (and to a lesser extent Japanese) exceptionalism; continuing trends seen in 2023. Given the strong performance of domestic equities during the period, the Portfolio’s fixed income exposure was a large detractor from relative performance. Other detractors included the Portfolio’s exposure to international developed equities and to emerging markets, as these markets generally underperformed relative to the U.S. In terms of specific positioning, iShares Core U.S. Aggregate Bond ETF was the largest detractor, while iShares Core MSCI EAFE ETF and iShares Core MSCI Emerging Markets ETF also detracted from relative performance. Exposure within the U.S., led by the domestic fixed income related ETFs, was the primary detractor from a country perspective, followed by France and the U.K.

Positive positioning within Taiwan, Russia, and Turkey slightly offset underperformance. During the period, futures contracts contributed 118 basis points of absolute return for the Portfolio in aggregate.
CINV:
For the latter performance period, the primary drivers of outperformance were short term fixed income ETFs and equity ETFs.

The top individual contributors to performance were iShares Ultra Short-Term Bond Active ETF, Vanguard Total Stock Market ETF, and Invesco QQQ Trust Series 1.

The top detractors were iShares Core S&P Mid-Cap ETF, iShares Russell 1000 ETF, and iShares Core MSCI Emerging Markets ETF.

The top derivatives that detracted were March MSCI Emerging Markets Index futures, March CME E-mini S&P 500 Index futures, and March MSCI EAFE Index futures.
Portfolio Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Portfolio since the Portfolio's inception.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	Since inception (October 14, 2022)
AVIP Constellation Managed Risk Moderate Growth Portfolio	11.51	15.32
S&P 500 ® Index (Broad-based market index)	25.02	25.63
65% MSCI All Country World Index/35% ICE BofA U.S. Broad Market Index (Secondary comparative index)	11.68	15.82
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 467,007,644
Total number of portfolio holdings	14
Total advisory fee paid	$ 2,708,368
Portfolio turnover rate	14%
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
iShares Core U.S. Aggregate Bond ETF	35.6%
iShares Core S&P 500 ETF	30.9%
iShares Russell 1000 ETF	10.1%
iShares Core MSCI EAFE ETF	8.2%
Invesco QQQ Trust Series 1	5.0%
iShares Core MSCI Emerging Markets ETF	4.2%
iShares Core S&P Total U.S. Stock Market ETF	2.0%
iShares Core S&P Mid-Cap ETF	1.6%
Vanguard Total Stock Market ETF	0.9%
iShares MSCI EAFE ETF	0.4%
Portfolio Composition
Material Fund Changes
At meetings held on May 16, 2024 and Jul
y 1, 2024,
the Board, including a majority of the Directors who are not “interested persons” (the “Independent Directors”) of the Fund approved the continuation of the Investment Advisory Agreement with Constellation Investments, Inc. ("CINV") with respect to the AVIP Constellation Managed Risk Moderate Growth Portfolio, as well as the termination of the sub-advisory agreement between CINV and BlackRock Investment Management, LLC, the prior sub-adviser to the Portfolio.

Effective November 23, 2024, CINV assumed the day-to-day p
ortfolio m
anagement and the Portfolio’s name and investment strategy were revised as a result.

The following principal risks were added due to the new investment strategy:

Asset-Backed Securities Risk, Conflicts of Interest Risk, and Swap Risk.

LIBOR Transition Risk was removed.

This is a summary of certain changes to the Portfolio since January 1, 2024.

For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at www.augustarfund.com or by calling 877-781-6392 (toll free).
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Constellation Managed Risk Growth Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the AVIP Constellation Managed Risk Growth Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
This report describes changes to the Portfolio that occurred during the reporting period.
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Constellation Managed Risk Growth Portfolio	$ 66	0.61%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the year ended December 31, 2024, the Portfolio returned 14.86% versus 25.02% for its benchmark, the S&P 500
®
Index, and 14.97% for its secondary benchmark, which is comprised of 85% MSCI ACWI/15% ICE BofA U.S. Broad Market Index. Effective at the end of business on November 22, 2024, Constellation Investments, Inc. (“CINV”) terminated the sub-advisory agreement with BlackRock Investment Management, LLC (“BlackRock”) and assumed portfolio management responsibilities.

For the period from January 1, 2024 to November 22, 2024 (the “first performance period”), the Portfolio returned 16.43% versus 26.70% for its benchmark and 16.40% versus its secondary benchmark.

For the period from November 23, 2024 to December 31, 2024 (the “latter performance period”), the Portfolio returned -1.35% versus -1.33% for its benchmark and -1.23% for its secondary benchmark.
BlackRock:
When looking through a country lens, while broad indices exhibited positive performance, the first performance period was one of U.S. equity (and to a lesser extent Japanese) exceptionalism; continuing trends seen in 2023. Given the strong performance of domestic equities during the first performance period, the Portfolio’s fixed income exposure was a large detractor from relative performance. Other detractors included the Portfolio’s exposure to international developed equities and to emerging markets, as these markets generally underperformed relative to the U.S. In terms of specific positioning, iShares Core U.S. Aggregate Bond ETF was the largest detractor over the period, while iShares Core MSCI EAFE ETF and iShares Core MSCI Emerging Markets ETF also detracted from relative performance. Exposure within the U.S., led by the domestic fixed income related ETFs, was the primary detractor from a country perspective, followed by France and the U.K.

Positive positioning within Taiwan, Russia, and Singapore slightly offset underperformance. During the period, futures contracts contributed 180 basis points of absolute return for the Portfolio in aggregate.
CINV:
For the latter performance period, the primary drivers of underperformance were the equity ETFs and the derivatives portion of the Portfolio.

The top ETFs that detracted in the Portfolio were iShares Core S&P Mid-Cap ETF, iShares Russell 1000 ETF, and iShares Core MSCI Emerging Markets ETF.

The top derivatives that detracted from performance were March MSCI Emerging Markets Index futures, March CME E-mini S&P 500 Index futures, and March MSCI EAFE Index futures.

The top contributors were iShares Ultra Short-Term Bond Active ETF, iShares Core U.S. Aggregate Bond ETF, and Invesco QQQ Trust Series 1.
Portfolio Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Po rtfolio sinc
e the Portfolio's inception.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	Since inception (October 14, 2022)
AVIP Constellation Managed Risk Growth Portfolio	14.86	18.49
S&P 500 ® Index (Broad-based market index)	25.02	25.63
85% MSCI All Country World Index/15% ICE BofA U.S. Broad Market Index (Secondary comparative index)	14.97	19.44
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 431,529,513
Total number of portfolio holdings	12
Total advisory fee paid	$ 2,468,274
Portfolio turnover rate	7%
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
iShares Core S&P 500 ETF	42.9%
iShares Core U.S. Aggregate Bond ETF	15.2%
iShares Core MSCI EAFE ETF	14.2%
iShares Russell 1000 ETF	11.9%
iShares Core MSCI Emerging Markets ETF	5.9%
Invesco QQQ Trust Series 1	3.7%
iShares Ultra Short-Term Bond Active ETF	2.4%
iShares MSCI EAFE ETF	1.6%
iShares Core S&P Mid-Cap ETF	0.2%
Portfolio Composition
Material Fund Changes
At meetings held on May 16, 2024 and July 1, 2024, the Board, including a majority of the Directors who are not “interested persons” (the “Independent Directors”) of the Fu nd approve
d the continuation of the Investment Advisory Agreement with Constellation Investments, Inc. ("CINV") with respect to the AVIP Constellation Managed Risk Growth Portfolio, as well as the termination of the sub-advisory agreement between CINV and BlackRock Investment Management, LLC, the prior sub-adviser to the Portfolio.

Effective November 23, 2024, CINV assumed the day-to-day portfolio management and the Portfolio’s name and investment strategy were revised as a result.

The following principal risks wer
e added d
ue to the new investment strategy:

Asset-Backed Securities Risk, Conflicts of Interest Risk, and Swap Risk.

LIBOR Transition Risk was removed.

This is a summary of certain changes to the Portfolio since January 1, 2024.

For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at www.augustarfund.com or by calling 877-781-6392 (toll free).
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Moderately Conservative Model Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the AVIP Moderately Conservative Model Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Moderately Conservative Model Portfolio	$ 49	0.47%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio underperformed its benchmark for the year, as it is an asset allocation Portfolio.

The Portfolio invests in affiliated and unaffiliated mutual funds, comprised mostly of fixed income funds with an lesser allocation to equity funds.

Equity funds provided strong positive returns for the year, while fixed income funds provided more modest returns.
Exposure to fixed income funds during the year was the primary driver of underperformance compared to the benchmark.

The top detractors from performance were Western Asset Core Plus Bond IS, AVIP Federated Core Plus Bond Portfolio, and AVIP Bond Portfolio. Exposure to equity funds was the primary driver of positive performance vs. the benchmark for the year.

The top contributing holdings were AVIP BlackRock Advantage Large Cap Core Portfolio and AVIP Nasdaq-100
®
Index Portfolio.

Portfolio Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Portfolio since the Portfolio's inception.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	Since inception (March 01, 2017)
AVIP Moderately Conservative Model Portfolio	7.77	4.21	4.82
S&P 500 ® Index (Broad-based market index)	25.02	14.53	14.24
Morningstar ® Moderately Conservative Target Risk Index (Secondary comparative index)	6.40	3.88	4.95
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 179,323,471
Total number of portfolio holdings	17
Total advisory fee paid	$ 758,657
Portfolio turnover rate	18%
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
PIMCO Total Return Institutional	17.1%
AVIP Federated Core Plus Bond Portfolio	15.0%
AVIP S&P 500 ® Index Portfolio	14.0%
PIMCO Low Duration Institutional	12.0%
AVIP Bond Portfolio	10.0%
AVIP S&P MidCap 400 ® Index Portfolio	8.0%
AVIP Federated High Income Bond Portfolio	6.0%
AVIP BlackRock Advantage International Equity Portfolio	4.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	3.0%
DFA International Core Equity Portfolio Institutional	3.0%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Balanced Model Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the AVIP Balanced Model Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Balanced Model Portfolio	$ 46	0.44%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio underperformed its benchmark for the year, as it is an asset allocation Portfolio.

The Portfolio invests in affiliated and unaffiliated mutual funds, comprised of fixed income and equity funds.

Equity funds provided strong positive returns for the year, while fixed income funds provided more modest returns.
Exposure to fixed income funds during the year was the primary driver of underperformance compared to the benchmark.

The top detractors from performance were Western Asset Core Plus Bond IS, AVIP Federated Core Plus Bond Portfolio, and AVIP Bond Portfolio. The exposure to equity funds was the primary driver of positive performance vs. the benchmark.

Growth funds generally outperformed value funds, and domestic funds generally outperformed international funds.

The top contributing holdings were AVIP BlackRock Advantage Large Cap Growth Portfolio, AVIP BlackRock Advantage Large Cap Core Portfolio, and AVIP Nasdaq-100
®
Index Portfolio.

Portfolio Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Portfolio since the Portfolio's inception.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	Since inception (March 01, 2017)
AVIP Balanced Model Portfolio	9.67	5.87	6.04
S&P 500 ® Index (Broad-based market index)	25.02	14.53	14.24
Morningstar ® Moderate Target Risk Index (Secondary comparative index)	8.27	5.37	6.42
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 713,147,616
Total number of portfolio holdings	19
Total advisory fee paid	$ 3,044,620
Portfolio turnover rate	16%
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
AVIP S&P 500 ® Index Portfolio	16.0%
PIMCO Total Return Institutional	12.0%
AVIP S&P MidCap 400 ® Index Portfolio	11.0%
AVIP Federated Core Plus Bond Portfolio	10.0%
PIMCO Low Duration Institutional	8.0%
AVIP BlackRock Advantage International Equity Portfolio	7.0%
AVIP Bond Portfolio	7.0%
DFA International Core Equity Portfolio Institutional	5.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	4.0%
AVIP Federated High Income Bond Portfolio	4.0%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Moderate Growth Model Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the AVIP Moderate Growth Model Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Moderate Growth Model Portfolio	$ 45	0.42%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio underperformed its benchmark for the year, as it is an asset allocation Portfolio.

The Portfolio invests in affiliated and unaffiliated mutual funds, comprised mostly of equity funds with a lesser allocation to fixed income funds.

Equity funds provided strong positive returns for the year, while fixed income funds provided more modest returns.

Exposure to fixed income funds during the year was the primary driver of underperformance compared to the benchmark.

The top detractors from performance were Western Asset Core Plus Bond IS, AVIP Federated Core Plus Bond Portfolio, and AVIP Bond Portfolio. The exposure to equity funds was the primary driver of positive performance vs. the benchmark.

Growth funds generally outperformed value funds, and domestic funds generally outperformed international funds.

Specifically, top contributing holdings were AVIP BlackRock Advantage Large Cap Growth Portfolio, AVIP BlackRock Advantage Large Cap Core Portfolio, and AVIP Nasdaq-100
®
Index Portfolio.

Portfolio Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Portfolio since the Portfolio's inception.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	Since inception (March 01, 2017)
AVIP Moderate Growth Model Portfolio	12.13	7.57	7.56
S&P 500 ® Index (Broad-based market index)	25.02	14.53	14.24
Morningstar ® Moderately Aggressive Target Risk Index (Secondary comparative index)	10.66	7.02	8.02
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 1,398,468,400
Total number of portfolio holdings	19
Total advisory fee paid	$ 5,845,995
Portfolio turnover rate	15%
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top
10 Portfolio Holdings
AVIP S&P 500 ® Index Portfolio	19.0%
AVIP S&P MidCap 400 ® Index Portfolio	13.0%
AVIP BlackRock Advantage International Equity Portfolio	8.0%
PIMCO Total Return Institutional	7.0%
AVIP Federated Core Plus Bond Portfolio	7.0%
DFA International Core Equity Portfolio Institutional	7.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	6.0%
AVIP AB Relative Value Portfolio	5.0%
AVIP Bond Portfolio	5.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	4.0%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Growth Model Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the AVIP Growth Model Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Growth Model Portfolio	$ 47	0.44%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio underperformed its benchmark, as it is an asset allocation Portfolio.

The Portfolio invests in affiliated and unaffiliated mutual funds, comprised mostly of equity funds with a lesser allocation to fixed income funds.

Equity funds provided strong positive returns for the year, while fixed income funds provided more modest returns.
Exposure to fixed income funds during the year was the primary driver of underperformance compared to the benchmark.

The top detractors from performance were Western Asset Core Plus Bond IS, AVIP Federated Core Plus Bond Portfolio, and AVIP Bond Portfolio.

The exposure to equity funds was the primary driver of positive performance vs. the benchmark.

Growth funds generally outperformed value funds, and domestic funds generally outperformed international funds.

Specifically, the top contributing holdings were AVIP BlackRock Advantage Large Cap Growth Portfolio, AVIP BlackRock Advantage Large Cap Core Portfolio, and AVIP Nasdaq-100
®
Index Portfolio.

Portfolio Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Portfolio since the Portfolio's inception.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2024)	1 Year	5 Years	Since inception (March 01, 2017)
AVIP Growth Model Portfolio	13.75	9.02	8.68
S&P 500 ® Index (Broad-based market index)	25.02	14.53	14.24
Morningstar ® Aggressive Target Risk Index (Secondary comparative index)	12.50	8.25	9.18
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2024)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 340,191,808
Total number of portfolio holdings	19
Total advisory fee paid	$ 1,392,963
Portfolio turnover rate	12%
Graphical Representation of Holdings (As of December 31, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
AVIP S&P 500 ® Index Portfolio	19.0%
AVIP S&P MidCap 400 ® Index Portfolio	15.0%
AVIP BlackRock Advantage International Equity Portfolio	11.0%
DFA International Core Equity Portfolio Institutional	9.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	7.0%
AVIP AB Relative Value Portfolio	6.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	6.0%
AVIP BlackRock Advantage Small Cap Growth Portfolio	4.0%
AVIP AB Small Cap Portfolio	3.0%
AVIP Nasdaq-100 ® Index Portfolio	3.0%
Portfolio Composition
Availability of Additional Information
You can find additional information about the
Portfolio
such as the prospectus,
financial
information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code Of Ethics

As of the end of the period covered by this report, AuguStarSM Variable Insurance Products Fund, Inc. (the “Fund”) has adopted a code of ethics that applies to the Fund’s principal executive officer and principal financial officer. There were no substantive amendments or waivers to the Code of Ethics during the period covered by this report.

A copy of this Code of Ethics is filed as Exhibit EX-99.CODE to this Form N-CSR and is also available, without charge, upon request, by calling 877-781-6392 toll free.

Item 3. Audit Committee Financial Expert.

The Fund’s Board of Directors has determined that the Fund has an audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Madeleine W. Ludlow, who is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees And Services.

The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Fund’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are listed below.

Audit Fees

Audits of the Portfolios:

Fiscal year ended December 31, 2024:	$400,000
Fiscal year ended December 31, 2023:	$380,500

Audit-Related Fees

Consent(s) on N-1A Annual Registration Statement(s) filed with the SEC:

Fiscal year ended December 31, 2024:	$18,000
Fiscal year ended December 31, 2023:	$15,500

Tax Fees

Tax Diversification Testing:

Fiscal year ended December 31, 2024:	$42,375
Fiscal year ended December 31, 2023:	$40,979

All Other Fees None.

Audit Committee Pre-Approval Policies and Procedures:

The Fund’s Audit Committee has adopted an Audit Committee Charter that requires that the Audit Committee oversee the quality and appropriateness of the accounting methods used in the preparation of the Fund’s financial statements, and the independent audit thereof; approve the selection and compensation of the independent auditors; and pre-approve the performance, by the independent auditors, of non-audit services for the Fund, its investment adviser, or any affiliated entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund.

Services Approved Pursuant to Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

During the fiscal years ended December 31, 2024 and 2023, there were no non-audit services provided by the Fund’s principal accountant that would have required pre-approval by the Fund’s Audit Committee. The audit-related fees aforementioned were pre-approved by the Fund’s Audit Committee, although not required by paragraph (c) (7) (ii) of Regulation S-X, as the audit-related fees were less than five percent of the total amount of revenues paid to the Fund’s principal accountant.

Not Applicable.

There were no non-audit services provided by the Fund’s principal accountant, other than items disclosed in item (b) above, in which a fee was billed to the Fund, the Fund’s adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years.

Not applicable, as there were no non-audit services performed by the Fund’s principal accountant that were rendered to the Fund, the Fund’s adviser, or any entity controlling, controlled by, or under common control with the adviser that provided ongoing services to the registrant that were not pre-approved for the last two fiscal years.

Not Applicable.

Not Applicable.

Item 5. Audit Committee Of Listed Registrants.

Not Applicable.

Item 6. Investments.

The information required is disclosed as part of the financial statements included in Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AuguStar Variable Insurance Products Fund, Inc.
Annual Financial Statements

DECEMBER 31, 2024

AuguStar® Financial

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio
Schedule of Investments
December 31, 2024

Corporate Bonds–89.8%		Rate	Maturity	Face Amount	Value
Communication Services–5.8%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$942,989
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		3.700%	04/01/2051	1,000,000	624,659
Comcast Corp. (Media)		3.250%	11/01/2039	3,000,000	2,273,264
Cox Communications, Inc. (Media)	(a)	4.500%	06/30/2043	2,500,000	1,999,829
Meta Platforms, Inc. (Interactive Media & Svs.)		4.950%	05/15/2033	1,000,000	1,001,403
Time Warner Cable LLC (Media)		6.550%	05/01/2037	2,000,000	1,933,753
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	1,800,000	1,693,777
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		4.700%	01/15/2035	2,000,000	1,891,619
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,500,000	1,389,699
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.875%	11/20/2050	1,000,000	614,176
					14,365,168
Consumer Discretionary–6.7%
Amazon.com, Inc. (Broadline Retail)		3.875%	08/22/2037	1,000,000	883,171
Aptiv Swiss Holdings Ltd. (Automobile Components)		4.350%	03/15/2029	1,000,000	970,312
Aptiv Swiss Holdings Ltd. (Automobile Components)		3.250%	03/01/2032	2,000,000	1,725,661
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		4.625%	08/01/2027	1,000,000	995,925
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	3,000,000	2,818,780
Home Depot, Inc. / The (Specialty Retail)		2.375%	03/15/2051	2,000,000	1,131,614
Lear Corp. (Automobile Components)		4.250%	05/15/2029	2,000,000	1,923,013
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	2,000,000	1,243,407
M.D.C. Holdings, Inc. (Household Durables)		3.850%	01/15/2030	2,000,000	1,883,748
Marriott International, Inc. (Hotels, Restaurants & Leisure)		4.900%	04/15/2029	3,000,000	2,994,261
					16,569,892
Consumer Staples–8.9%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	1,897,036
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.900%	02/01/2046	1,000,000	909,367
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.600%	04/15/2048	2,000,000	1,751,224
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	1,000,000	974,701
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	2,000,000	1,991,628
Brown-Forman Corp. (Beverages)		4.750%	04/15/2033	2,000,000	1,950,572
Coca-Cola Co. / The (Beverages)		3.000%	03/05/2051	1,000,000	658,393
Coca-Cola Co. / The (Beverages)		2.500%	03/15/2051	1,000,000	586,218
Constellation Brands, Inc. (Beverages)		5.000%	02/02/2026	1,000,000	998,821
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,800,000	1,531,142
Kimberly-Clark Corp. (Household Products)		1.050%	09/15/2027	2,000,000	1,827,318
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	1,500,000	1,341,860
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	2,500,000	2,345,624
Pilgrim's Pride Corp. (Food Products)		6.250%	07/01/2033	1,500,000	1,528,302
Smithfield Foods, Inc. (Food Products)	(a)	3.000%	10/15/2030	2,000,000	1,727,956
					22,020,162
Energy–9.7%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		4.080%	12/15/2047	2,000,000	1,573,602
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	969,234
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		1.749%	08/10/2030	1,000,000	846,297
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.236%	05/11/2030	1,800,000	1,585,340
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		5.200%	09/15/2034	3,000,000	2,847,821
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	2,000,000	1,996,470
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	1,000,000	950,196
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	973,970
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	829,903
MPLX LP (Oil, Gas & Consumable Fuels)		5.000%	03/01/2033	3,000,000	2,881,233
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.550%	10/01/2034	1,800,000	1,750,813
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.050%	10/01/2054	1,500,000	1,423,185
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		5.850%	01/15/2026	1,000,000	1,008,778
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.000%	06/15/2035	1,000,000	1,023,612
Shell Finance U.S., Inc. (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,000,000	782,358
Texas Eastern Transmission LP (Oil, Gas & Consumable Fuels)	(a)	4.150%	01/15/2048	1,000,000	769,428
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	974,720
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	1,000,000	936,589
					24,123,549
Financials–26.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		3.300%	01/30/2032	1,500,000	1,306,979
Ally Financial, Inc. (Rate is fixed until 01/17/2030, at which point, the rate becomes SOFRINDX + 173) (Consumer Finance)	(b)	5.543%	01/17/2031	3,000,000	2,957,681

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)
Schedule of Investments
December 31, 2024
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
American Express Co. (Rate is fixed until 08/03/2032, at which point, the rate becomes SOFR + 176) (Consumer Finance)	(b)	4.420%	08/03/2033	$1,800,000	$1,708,461
American Express Co. (Rate is fixed until 07/26/2034, at which point, the rate becomes SOFR + 142) (Consumer Finance)	(b)	5.284%	07/26/2035	3,000,000	2,966,917
Apollo Debt Solutions BDC (Capital Markets)	(a)	6.700%	07/29/2031	1,500,000	1,540,498
Ares Capital Corp. (Capital Markets)		3.200%	11/15/2031	3,500,000	3,008,541
Bank of America Corp. (Banks)		3.875%	08/01/2025	1,000,000	995,442
Bank of America Corp. (Rate is fixed until 03/08/2032, at which point, the rate becomes H15T5Y + 200) (Banks)	(b)	3.846%	03/08/2037	1,000,000	885,796
Bank of Montreal (Rate is fixed until 12/15/2027, at which point, the rate becomes USSW5 + 143) (Banks)	(b)	3.803%	12/15/2032	2,000,000	1,912,823
BlackRock Funding, Inc. (Capital Markets)		5.350%	01/08/2055	2,100,000	2,004,674
BlackRock, Inc. (Capital Markets)		2.400%	04/30/2030	1,000,000	888,177
BlackRock, Inc. (Capital Markets)		2.100%	02/25/2032	2,000,000	1,647,001
Capital One Bank U.S.A. N.A. (Rate is fixed until 01/28/2025, at which point, the rate becomes SOFR + 91) (Consumer Finance)	(b)	2.280%	01/28/2026	1,500,000	1,496,626
Capital One Financial Corp. (Rate is fixed until 07/26/2034, at which point, the rate becomes SOFR + 199) (Consumer Finance)	(b)	5.884%	07/26/2035	2,000,000	2,011,647
Charles Schwab Corp. / The (Capital Markets)		3.300%	04/01/2027	2,000,000	1,942,534
Discover Bank (Banks)		USISOA05 + 173	08/09/2028	2,000,000	2,036,708
Ford Motor Credit Co. LLC (Consumer Finance)		5.125%	11/05/2026	2,000,000	1,996,104
General Motors Financial Co., Inc. (Consumer Finance)		6.400%	01/09/2033	2,000,000	2,073,094
Goldman Sachs Group, Inc. / The (Rate is fixed until 07/23/2034, at which point, the rate becomes SOFR + 155) (Capital Markets)	(b)	5.330%	07/23/2035	1,500,000	1,472,000
Goldman Sachs Group, Inc. / The (Rate is fixed until 10/23/2034, at which point, the rate becomes SOFR + 142) (Capital Markets)	(b)	5.016%	10/23/2035	1,000,000	957,022
Intercontinental Exchange, Inc. (Capital Markets)		3.750%	12/01/2025	1,000,000	993,350
Jefferies Financial Group, Inc. (Capital Markets)		4.850%	01/15/2027	1,800,000	1,803,153
JPMorgan Chase & Co. (Rate is fixed until 07/22/2034, at which point, the rate becomes SOFR + 146) (Banks)	(b)	5.294%	07/22/2035	2,500,000	2,473,164
JPMorgan Chase & Co. (Rate is fixed until 10/22/2034, at which point, the rate becomes SOFR + 134) (Banks)	(b)	4.946%	10/22/2035	1,000,000	963,522
KeyCorp (Rate is fixed until 06/01/2032, at which point, the rate becomes SOFRINDX + 206) (Banks)	(b)	4.789%	06/01/2033	2,500,000	2,364,095
Mitsubishi UFJ Financial Group, Inc. (Rate is fixed until 02/22/2033, at which point, the rate becomes H15T1Y + 163) (Banks)	(b)	5.441%	02/22/2034	2,000,000	2,021,833
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	980,008
Morgan Stanley (Rate is fixed until 07/19/2034, at which point, the rate becomes SOFR + 156) (Capital Markets)	(b)	5.320%	07/19/2035	1,800,000	1,770,497
Oaktree Strategic Credit Fund (Capital Markets)		6.500%	07/23/2029	1,500,000	1,515,768
PNC Bank N.A. (Banks)		2.700%	10/22/2029	2,500,000	2,243,122
State Street Corp. (Capital Markets)		2.200%	03/03/2031	2,000,000	1,700,834
Synchrony Financial (Consumer Finance)		5.150%	03/19/2029	2,000,000	1,969,963
Truist Financial Corp. (Rate is fixed until 10/28/2032, at which point, the rate becomes SOFR + 230) (Banks)	(b)	6.123%	10/28/2033	1,000,000	1,041,238
U.S. Bancorp (Rate is fixed until 07/23/2029, at which point, the rate becomes SOFR + 125) (Banks)	(b)	5.100%	07/23/2030	1,500,000	1,498,148
UBS AG (Banks)		7.950%	01/09/2025	2,000,000	2,000,949
Wells Fargo & Co. (Rate is fixed until 04/30/2040, at which point, the rate becomes SOFR + 253) (Banks)	(b)	3.068%	04/30/2041	1,500,000	1,091,336
Wells Fargo & Co. (Banks)		4.650%	11/04/2044	1,000,000	841,726
Westpac Banking Corp. (Rate is fixed until 02/04/2025, at which point, the rate becomes H15T5Y + 135) (Banks)	(b)	2.894%	02/04/2030	1,500,000	1,496,758
Westpac Banking Corp. (Rate is fixed until 11/23/2026, at which point, the rate becomes USISOA05 + 224) (Banks)	(b)	4.322%	11/23/2031	1,000,000	984,240
					65,562,429
Health Care–5.8%
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	1,000,000	928,152
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	2,000,000	1,626,086
Amgen, Inc. (Biotechnology)		5.600%	03/02/2043	3,000,000	2,916,378
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.950%	06/30/2030	2,000,000	1,796,514
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.800%	06/30/2031	1,000,000	867,565
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,800,000	1,498,092
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.500%	07/15/2044	3,000,000	2,909,907
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.050%	04/15/2053	2,000,000	1,800,997
					14,343,691
Industrials–7.9%
Air Lease Corp. (Trading Companies & Distributors)		2.300%	02/01/2025	2,000,000	1,995,084

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)
Schedule of Investments
December 31, 2024
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
BAE Systems PLC (Aerospace & Defense)	(a)	1.900%	02/15/2031	$2,000,000	$1,654,297
Boeing Co. / The (Aerospace & Defense)		6.298%	05/01/2029	2,000,000	2,073,135
Canadian Pacific Railway Co. (Ground Transportation)		2.050%	03/05/2030	1,300,000	1,128,953
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	2,000,000	1,946,349
Lockheed Martin Corp. (Aerospace & Defense)		1.850%	06/15/2030	1,000,000	857,139
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	1,000,000	876,696
Northrop Grumman Corp. (Aerospace & Defense)		2.930%	01/15/2025	1,000,000	999,190
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	1,400,000	1,295,990
Ryder System, Inc. (Ground Transportation)		4.900%	12/01/2029	2,000,000	1,982,363
TTX Co. (Ground Transportation)	(a)	5.650%	12/01/2052	2,000,000	2,023,967
Union Pacific Corp. (Ground Transportation)		3.250%	08/15/2025	1,000,000	991,437
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.250%	12/01/2028	1,800,000	1,761,526
					19,586,126
Information Technology–2.6%
Intel Corp. (Semiconductors & Equip.)		4.875%	02/10/2026	2,000,000	2,000,481
Micron Technology, Inc. (Semiconductors & Equip.)		6.750%	11/01/2029	2,000,000	2,129,349
VMware LLC (Software)		2.200%	08/15/2031	2,800,000	2,322,726
					6,452,556
Materials–4.9%
Anglo American Capital PLC (Metals & Mining)	(a)	4.750%	04/10/2027	1,000,000	991,780
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,402,000	1,273,471
Glencore Funding LLC (Metals & Mining)	(a)	2.850%	04/27/2031	2,000,000	1,726,041
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	3,000,000	2,971,960
Nutrien Ltd. (Chemicals)		4.200%	04/01/2029	1,900,000	1,842,715
RPM International, Inc. (Chemicals)		4.250%	01/15/2048	3,000,000	2,480,084
Steel Dynamics, Inc. (Metals & Mining)		3.250%	01/15/2031	1,000,000	901,741
					12,187,792
Real Estate–2.5%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		3.950%	01/15/2028	1,000,000	972,117
Healthcare Realty Holdings LP (Health Care REITs)		3.875%	05/01/2025	1,400,000	1,393,044
Healthcare Realty Holdings LP (Health Care REITs)		3.625%	01/15/2028	1,000,000	949,822
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.625%	12/01/2029	1,000,000	957,835
Welltower OP LLC (Health Care REITs)		4.250%	04/01/2026	1,000,000	994,904
Welltower OP LLC (Health Care REITs)		2.700%	02/15/2027	1,000,000	961,138
					6,228,860
Utilities–8.5%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	786,856
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,351,000	1,001,590
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	2,000,000	1,825,182
Berkshire Hathaway Energy Co. (Multi-Utilities)		3.250%	04/15/2028	1,900,000	1,808,664
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	2,000,000	1,673,106
Commonwealth Edison Co. (Electric Utilities)		5.650%	06/01/2054	2,000,000	1,971,957
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	784,174
Consolidated Edison Co. of New York, Inc. (Electric Utilities)		5.700%	05/15/2054	2,500,000	2,486,776
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,000,000	736,251
Eversource Energy (Electric Utilities)		3.300%	01/15/2028	1,000,000	950,448
FirstEnergy Transmission LLC (Electric Utilities)	(a)	4.550%	04/01/2049	2,000,000	1,674,332
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	2,000,000	1,348,093
Jersey Central Power & Light Co. (Electric Utilities)	(a)	5.100%	01/15/2035	1,000,000	975,431
NiSource, Inc. (Multi-Utilities)		5.250%	03/30/2028	2,000,000	2,017,328
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,500,000	1,106,131
					21,146,319
Total Corporate Bonds (Cost $241,574,353)					$222,586,544

U.S. Treasury Obligations–6.5%	Rate	Maturity	Face Amount	Value
U.S. Treasury Note	4.500%	11/15/2025	$2,000,000	$2,003,715
U.S. Treasury Note	3.875%	08/15/2034	15,000,000	14,183,074
Total U.S. Treasury Obligations (Cost $17,180,217)				$16,186,789

Asset-Backed Securities–2.0%		Rate	Maturity	Face Amount	Value
Industrials–2.0%
Air Canada 2017-1 Class B Pass Through Trust	(a)	3.700%	01/15/2026	$1,031,746	$1,006,734
FedEx Corp. 2020-1 Class AA Pass Through Trust		1.875%	02/20/2034	2,358,329	1,959,735

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)
Schedule of Investments
December 31, 2024
Asset-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026	$797,917	$782,637
United Airlines 2019-2 Class AA Pass Through Trust		2.700%	05/01/2032	1,369,229	1,209,836
Total Asset-Backed Securities (Cost $5,491,131)					$4,958,942
Total Investments – 98.3% (Cost $264,245,701)	(c)				$243,732,275
Other Assets in Excess of Liabilities – 1.7%					4,121,971
Net Assets – 100.0%					$247,854,246

Percentages are stated as a percent of net assets.

Abbreviations:
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 4.160% at 12/31/2024
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 4.380% at 12/31/2024
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 4.490% at 12/31/2024
SOFRINDX:	Secured Overnight Financing Rate ("SOFR") Compounded Index, 1.175% at 12/31/2024
USISOA05:	5 Year Secured Overnight Financing Rate ("SOFR") Spread-Adjusted ICE Swap Rate, 4.305% at 12/31/2024
USSW5:
USD Swap Semi 30/360 5 Year. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.

Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At December 31, 2024, the value of these securities totaled $17,048,128, or 6.9% of the Portfolio’s net assets.

(b)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at December 31, 2024.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio
Schedule of Investments
December 31, 2024

Common Stocks–70.3%		Shares	Value
Communication Services–6.9%
Alphabet, Inc. Class A (Interactive Media & Svs.)		44,894	$8,498,434
Alphabet, Inc. Class C (Interactive Media & Svs.)		26,603	5,066,275
Comcast Corp. Class A (Media)		91,820	3,446,005
Fox Corp. Class A (Media)		43,967	2,135,917
Fox Corp. Class B (Media)		757	34,625
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		12,937	7,574,743
Netflix, Inc. (Entertainment)	(a)	418	372,572
			27,128,571
Consumer Discretionary–7.7%
Amazon.com, Inc. (Broadline Retail)	(a)	61,212	13,429,301
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		429	2,131,452
D.R. Horton, Inc. (Household Durables)		3,611	504,890
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	1,740	353,377
Home Depot, Inc. / The (Specialty Retail)		7,826	3,044,236
Ross Stores, Inc. (Specialty Retail)		3,017	456,382
Tesla, Inc. (Automobiles)	(a)	13,216	5,337,149
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		7,946	1,433,697
TJX Cos., Inc. / The (Specialty Retail)		12,378	1,495,386
Toll Brothers, Inc. (Household Durables)		13,691	1,724,381
			29,910,251
Consumer Staples–3.5%
Altria Group, Inc. (Tobacco)		15,653	818,495
Colgate-Palmolive Co. (Household Products)		21,833	1,984,838
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		4,906	4,495,221
Kimberly-Clark Corp. (Household Products)		14,324	1,877,017
Kroger Co. / The (Consumer Staples Distribution & Retail)		22,200	1,357,530
Philip Morris International, Inc. (Tobacco)		8,920	1,073,522
Procter & Gamble Co. / The (Household Products)		2,997	502,447
Walmart, Inc. (Consumer Staples Distribution & Retail)		19,179	1,732,823
			13,841,893
Energy–1.9%
Chevron Corp. (Oil, Gas & Consumable Fuels)		8,061	1,167,555
ConocoPhillips (Oil, Gas & Consumable Fuels)		5,856	580,740
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		36,862	1,206,493
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		8,539	918,540
Halliburton Co. (Energy Equip. & Svs.)		81,591	2,218,459
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		6,535	911,633
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		2,604	319,224
			7,322,644
Financials–10.2%
Allstate Corp. / The (Insurance)		1,658	319,646
Bank of America Corp. (Banks)		80,228	3,526,021
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	3,368	1,526,647
Citigroup, Inc. (Banks)		27,897	1,963,670
CME Group, Inc. (Capital Markets)		13,446	3,122,565
Intercontinental Exchange, Inc. (Capital Markets)		11,224	1,672,488
Invesco Ltd. (Capital Markets)		55,872	976,643
JPMorgan Chase & Co. (Banks)		15,107	3,621,299
Marsh & McLennan Cos., Inc. (Insurance)		10,634	2,258,768
Mastercard, Inc. Class A (Financial Services)		6,876	3,620,695
Moody's Corp. (Capital Markets)		1,620	766,859
Morgan Stanley (Capital Markets)		18,257	2,295,270
Nasdaq, Inc. (Capital Markets)		8,730	674,916
PNC Financial Services Group, Inc. / The (Banks)		8,957	1,727,357
Progressive Corp. / The (Insurance)		15,210	3,644,468
Reinsurance Group of America, Inc. (Insurance)		2,664	569,110
S&P Global, Inc. (Capital Markets)		3,289	1,638,021
Visa, Inc. (Financial Services)		18,804	5,942,816
			39,867,259
Health Care–7.4%
AbbVie, Inc. (Biotechnology)		2,685	477,125
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		2,639	354,523
Amgen, Inc. (Biotechnology)		1,413	368,284
Biogen, Inc. (Biotechnology)	(a)	8,572	1,310,830

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
Health Care (continued)
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	8,303	$545,756
Cardinal Health, Inc. (Health Care Providers & Svs.)		7,664	906,421
Centene Corp. (Health Care Providers & Svs.)	(a)	12,541	759,734
Elevance Health, Inc. (Health Care Providers & Svs.)		2,798	1,032,182
Eli Lilly & Co. (Pharmaceuticals)		5,700	4,400,400
Gilead Sciences, Inc. (Biotechnology)		12,923	1,193,698
HCA Healthcare, Inc. (Health Care Providers & Svs.)		8,359	2,508,954
Medtronic PLC (Health Care Equip. & Supplies)		41,004	3,275,400
Merck & Co., Inc. (Pharmaceuticals)		14,711	1,463,450
Natera, Inc. (Biotechnology)	(a)	3,341	528,880
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	5,433	741,605
Pfizer, Inc. (Pharmaceuticals)		60,172	1,596,363
Stryker Corp. (Health Care Equip. & Supplies)		7,630	2,747,181
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		5,339	2,777,508
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		2,281	1,153,867
Zoetis, Inc. (Pharmaceuticals)		4,617	752,248
			28,894,409
Industrials–5.9%
Caterpillar, Inc. (Machinery)		1,218	441,842
Cintas Corp. (Commercial Svs. & Supplies)		16,392	2,994,818
Comfort Systems U.S.A., Inc. (Construction & Engineering)		1,593	675,528
Eaton Corp. PLC (Electrical Equip.)		8,560	2,840,807
Expeditors International of Washington, Inc. (Air Freight & Logistics)		6,643	735,845
Ferguson Enterprises, Inc. (Trading Companies & Distributors)		2,801	486,170
Lockheed Martin Corp. (Aerospace & Defense)		4,532	2,202,280
MasTec, Inc. (Construction & Engineering)	(a)	3,425	466,280
Northrop Grumman Corp. (Aerospace & Defense)		5,073	2,380,708
Oshkosh Corp. (Machinery)		8,434	801,820
Parker-Hannifin Corp. (Machinery)		5,424	3,449,827
Trane Technologies PLC (Building Products)		4,817	1,779,159
Uber Technologies, Inc. (Ground Transportation)	(a)	26,769	1,614,706
W.W. Grainger, Inc. (Trading Companies & Distributors)		501	528,079
Waste Management, Inc. (Commercial Svs. & Supplies)		8,466	1,708,354
			23,106,223
Information Technology–23.1%
Accenture PLC Class A (IT Svs.)		4,340	1,526,769
Adobe, Inc. (Software)	(a)	5,407	2,404,385
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		13,453	934,311
Apple, Inc. (Tech. Hardware, Storage & Periph.)		94,165	23,580,799
Applied Materials, Inc. (Semiconductors & Equip.)		3,086	501,876
Broadcom, Inc. (Semiconductors & Equip.)		19,186	4,448,082
Fortinet, Inc. (Software)	(a)	14,540	1,373,739
Intel Corp. (Semiconductors & Equip.)		22,359	448,298
Lam Research Corp. (Semiconductors & Equip.)		31,750	2,293,302
Manhattan Associates, Inc. (Software)	(a)	2,689	726,675
Micron Technology, Inc. (Semiconductors & Equip.)		13,841	1,164,859
Microsoft Corp. (Software)		48,261	20,342,011
Motorola Solutions, Inc. (Communications Equip.)		6,521	3,014,202
NVIDIA Corp. (Semiconductors & Equip.)		152,331	20,456,530
Palo Alto Networks, Inc. (Software)	(a)	3,402	619,028
QUALCOMM, Inc. (Semiconductors & Equip.)		17,211	2,643,954
ServiceNow, Inc. (Software)	(a)	2,068	2,192,328
TE Connectivity PLC (Electronic Equip., Instr. & Comp.)		10,813	1,545,935
			90,217,083
Materials–1.3%
Crown Holdings, Inc. (Containers & Packaging)		4,323	357,469
Ecolab, Inc. (Chemicals)		7,403	1,734,671
Freeport-McMoRan, Inc. (Metals & Mining)		15,938	606,919
Nucor Corp. (Metals & Mining)		11,322	1,321,391
Packaging Corp. of America (Containers & Packaging)		4,724	1,063,514
			5,083,964
Real Estate–1.2%
Camden Property Trust (Residential REITs)		11,725	1,360,569
Simon Property Group, Inc. (Retail REITs)		19,215	3,309,015
			4,669,584

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)	Shares	Value
Utilities–1.2%
CMS Energy Corp. (Multi-Utilities)	22,575	$1,504,624
Exelon Corp. (Electric Utilities)	34,988	1,316,948
OGE Energy Corp. (Electric Utilities)	22,810	940,912
Pinnacle West Capital Corp. (Electric Utilities)	5,280	447,586
PPL Corp. (Electric Utilities)	19,253	624,952
		4,835,022
Total Common Stocks (Cost $210,390,712)		$274,876,903

Corporate Bonds–27.8%		Rate	Maturity	Face Amount	Value
Communication Services–1.8%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$942,989
Comcast Corp. (Media)		3.250%	11/01/2039	2,000,000	1,515,510
Cox Communications, Inc. (Media)	(b)	4.500%	06/30/2043	1,000,000	799,931
Time Warner Cable LLC (Media)		6.550%	05/01/2037	1,000,000	966,876
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	1,200,000	1,129,185
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,000,000	926,466
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.875%	11/20/2050	1,000,000	614,176
					6,895,133
Consumer Discretionary–1.3%
Amazon.com, Inc. (Broadline Retail)		3.875%	08/22/2037	1,000,000	883,171
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		4.625%	08/01/2027	1,000,000	995,925
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	2,000,000	1,879,187
Lear Corp. (Automobile Components)		3.500%	05/30/2030	1,000,000	912,504
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	1,000,000	621,703
					5,292,490
Consumer Staples–3.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	1,897,036
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	1,000,000	974,701
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	1,000,000	995,814
Coca-Cola Co. / The (Beverages)		3.000%	03/05/2051	2,000,000	1,316,786
Diageo Capital PLC (Beverages)		2.375%	10/24/2029	2,000,000	1,792,198
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,200,000	1,020,761
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	1,000,000	894,574
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	1,000,000	938,250
Pilgrim's Pride Corp. (Food Products)		6.250%	07/01/2033	1,000,000	1,018,868
Target Corp. (Consumer Staples Distribution & Retail)		2.350%	02/15/2030	2,000,000	1,775,819
					12,624,807
Energy–3.6%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		3.337%	12/15/2027	1,000,000	964,531
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	969,234
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.236%	05/11/2030	1,200,000	1,056,893
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		5.200%	09/15/2034	2,000,000	1,898,547
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	1,000,000	998,235
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	1,000,000	950,196
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	973,970
MPLX LP (Oil, Gas & Consumable Fuels)		5.000%	03/01/2033	2,000,000	1,920,822
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.550%	10/01/2034	1,200,000	1,167,209
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.050%	10/01/2054	1,000,000	948,790
Shell Finance U.S., Inc. (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,500,000	1,173,538
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	974,720
					13,996,685
Financials–9.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		3.300%	01/30/2032	1,000,000	871,319
Ally Financial, Inc. (Rate is fixed until 01/17/2030, at which point, the rate becomes SOFRINDX + 173) (Consumer Finance)	(c)	5.543%	01/17/2031	2,000,000	1,971,787
American Express Co. (Rate is fixed until 08/03/2032, at which point, the rate becomes SOFR + 176) (Consumer Finance)	(c)	4.420%	08/03/2033	1,200,000	1,138,974
American Express Co. (Rate is fixed until 07/26/2034, at which point, the rate becomes SOFR + 142) (Consumer Finance)	(c)	5.284%	07/26/2035	2,000,000	1,977,945
Apollo Debt Solutions BDC (Capital Markets)	(b)	6.700%	07/29/2031	1,000,000	1,026,999
Ares Capital Corp. (Capital Markets)		3.200%	11/15/2031	1,500,000	1,289,375
Bank of New York Mellon Corp. / The (Rate is fixed until 07/21/2034, at which point, the rate becomes SOFR + 177) (Capital Markets)	(c)	5.606%	07/21/2039	1,500,000	1,508,983
BlackRock Funding, Inc. (Capital Markets)		5.350%	01/08/2055	1,400,000	1,336,449
BlackRock, Inc. (Capital Markets)		2.100%	02/25/2032	1,000,000	823,501

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
December 31, 2024
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Capital One Bank U.S.A. N.A. (Rate is fixed until 01/28/2025, at which point, the rate becomes SOFR + 91) (Consumer Finance)	(c)	2.280%	01/28/2026	$1,000,000	$997,751
Capital One Financial Corp. (Rate is fixed until 07/26/2034, at which point, the rate becomes SOFR + 199) (Consumer Finance)	(c)	5.884%	07/26/2035	1,000,000	1,005,823
Charles Schwab Corp. / The (Capital Markets)		3.300%	04/01/2027	1,000,000	971,267
Citigroup, Inc. (Rate is fixed until 05/01/2031, at which point, the rate becomes SOFR + 117) (Banks)	(c)	2.561%	05/01/2032	2,000,000	1,692,806
Discover Bank (Banks)		USISOA05 + 173	08/09/2028	1,000,000	1,018,354
Ford Motor Credit Co. LLC (Consumer Finance)		5.125%	11/05/2026	1,000,000	998,052
General Motors Financial Co., Inc. (Consumer Finance)		2.700%	06/10/2031	2,000,000	1,694,582
Goldman Sachs Group, Inc. / The (Rate is fixed until 07/23/2034, at which point, the rate becomes SOFR + 155) (Capital Markets)	(c)	5.330%	07/23/2035	1,000,000	981,333
JPMorgan Chase & Co. (Rate is fixed until 07/22/2034, at which point, the rate becomes SOFR + 146) (Banks)	(c)	5.294%	07/22/2035	2,500,000	2,473,164
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	980,008
Morgan Stanley (Rate is fixed until 07/19/2034, at which point, the rate becomes SOFR + 156) (Capital Markets)	(c)	5.320%	07/19/2035	1,200,000	1,180,331
Oaktree Strategic Credit Fund (Capital Markets)		6.500%	07/23/2029	1,000,000	1,010,512
PNC Bank N.A. (Banks)		4.050%	07/26/2028	1,500,000	1,449,074
Royal Bank of Canada (Rate is fixed until 08/02/2029, at which point, the rate becomes SOFR + 110) (Banks)	(c)	4.969%	08/02/2030	1,000,000	992,342
State Street Corp. (Capital Markets)		2.200%	03/03/2031	1,000,000	850,417
Truist Bank (Banks)		H15T5Y + 115	09/17/2029	2,500,000	2,437,515
U.S. Bancorp (Rate is fixed until 07/23/2029, at which point, the rate becomes SOFR + 125) (Banks)	(c)	5.100%	07/23/2030	1,000,000	998,765
Wells Fargo & Co. (Rate is fixed until 04/30/2040, at which point, the rate becomes SOFR + 253) (Banks)	(c)	3.068%	04/30/2041	1,000,000	727,558
Westpac Banking Corp. (Rate is fixed until 02/04/2025, at which point, the rate becomes H15T5Y + 135) (Banks)	(c)	2.894%	02/04/2030	1,500,000	1,496,758
					35,901,744
Health Care–1.5%
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	1,000,000	928,152
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,200,000	998,728
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3.875%	12/15/2028	2,000,000	1,934,064
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.500%	07/15/2044	2,000,000	1,939,938
					5,800,882
Industrials–1.7%
Air Lease Corp. (Trading Companies & Distributors)		2.300%	02/01/2025	2,000,000	1,995,084
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	1,000,000	973,175
TTX Co. (Ground Transportation)	(b)	5.650%	12/01/2052	1,000,000	1,011,983
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	1,000,000	973,228
Waste Connections, Inc. (Commercial Svs. & Supplies)		2.600%	02/01/2030	2,000,000	1,789,044
					6,742,514
Information Technology–0.9%
HP, Inc. (Tech. Hardware, Storage & Periph.)		2.650%	06/17/2031	2,000,000	1,712,178
Oracle Corp. (Software)		4.300%	07/08/2034	1,000,000	919,259
VMware LLC (Software)		2.200%	08/15/2031	1,200,000	995,454
					3,626,891
Materials–1.0%
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,402,000	1,273,471
Glencore Funding LLC (Metals & Mining)	(b)	2.850%	04/27/2031	2,000,000	1,726,041
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	1,000,000	990,654
					3,990,166
Real Estate–0.5%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		3.950%	01/15/2028	1,000,000	972,117
American Tower Corp. (Specialized REITs)		2.750%	01/15/2027	1,000,000	960,478
					1,932,595
Utilities–3.1%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	786,856
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,000,000	741,370
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	1,000,000	912,591
Black Hills Corp. (Multi-Utilities)		3.050%	10/15/2029	1,000,000	914,368
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	1,000,000	836,553
Commonwealth Edison Co. (Electric Utilities)		5.650%	06/01/2054	1,000,000	985,978

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
December 31, 2024
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Utilities (continued)
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	$1,000,000	$784,175
Consolidated Edison Co. of New York, Inc. (Electric Utilities)		5.700%	05/15/2054	1,000,000	994,710
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,500,000	1,104,376
Duke Energy Indiana LLC (Electric Utilities)		3.250%	10/01/2049	1,000,000	670,981
FirstEnergy Transmission LLC (Electric Utilities)	(b)	4.550%	04/01/2049	1,000,000	837,166
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	1,000,000	674,047
Jersey Central Power & Light Co. (Electric Utilities)	(b)	5.100%	01/15/2035	1,000,000	975,431
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,000,000	737,421
					11,956,023
Total Corporate Bonds (Cost $120,763,071)					$108,759,930

Asset-Backed Securities–0.7%	Rate	Maturity	Face Amount	Value
Industrials–0.7%
FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%	02/20/2034	$1,572,219	$1,306,490
United Airlines 2016-1 Class B Pass Through Trust	3.650%	01/07/2026	88,657	86,960
United Airlines 2019-2 Class AA Pass Through Trust	2.700%	05/01/2032	1,369,229	1,209,836
Total Asset-Backed Securities (Cost $2,964,016)				$2,603,286

U.S. Treasury Obligations–0.5%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		4.500%	11/15/2033	$2,000,000	$1,990,947
Total U.S. Treasury Obligations (Cost $2,098,833)					$1,990,947
Total Investments – 99.3% (Cost $336,216,632)	(d)				$388,231,066
Other Assets in Excess of Liabilities – 0.7%	(e)				2,927,916
Net Assets – 100.0%					$391,158,982

Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 4.380% at 12/31/2024
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 4.490% at 12/31/2024
SOFRINDX:	Secured Overnight Financing Rate ("SOFR") Compounded Index, 1.175% at 12/31/2024
USISOA05:	5 Year Secured Overnight Financing Rate ("SOFR") Spread-Adjusted ICE Swap Rate, 4.305% at 12/31/2024

Footnotes:
(a)	Non-income producing security.
(b)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At December 31, 2024, the value of these securities totaled $6,377,551, or 1.6% of the Portfolio’s net assets.

(c)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at December 31, 2024.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(e)	Includes $137,293 of cash pledged as collateral for the futures contracts outstanding at December 31, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
December 31, 2024

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	9	March 21, 2025	$2,693,484	$2,671,088	$(22,396)	$(10,350)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio
Schedule of Investments
December 31, 2024

Common Stocks–96.8%		Shares	Value
Japan–24.0%
Amada Co. Ltd. (Industrials)	(a)	64,800	$625,059
Asahi Intecc Co. Ltd. (Health Care)	(a)	1,500	24,323
Asahi Kasei Corp. (Materials)	(a)	140,000	964,300
Astellas Pharma, Inc. (Health Care)	(a)	154,400	1,497,929
Bandai Namco Holdings, Inc. (Consumer Discretionary)	(a)	19,700	468,781
Bridgestone Corp. (Consumer Discretionary)	(a)	9,700	326,107
Canon, Inc. (Information Technology)	(a)	44,000	1,428,081
Concordia Financial Group Ltd. (Financials)	(a)	14,100	78,099
Dai-ichi Life Holdings, Inc. (Financials)	(a)	18,900	502,072
Daiichi Sankyo Co. Ltd. (Health Care)	(a)	4,200	115,447
Daikin Industries Ltd. (Industrials)	(a)	23,000	2,694,580
Daito Trust Construction Co. Ltd. (Real Estate)	(a)	1,800	200,161
Daiwa House Industry Co. Ltd. (Real Estate)	(a)	34,400	1,053,679
Daiwa Securities Group, Inc. (Financials)	(a)	41,100	270,282
Denso Corp. (Consumer Discretionary)	(a)	9,900	137,358
DMG Mori Co. Ltd. (Industrials)	(a)	40,200	649,960
FANUC Corp. (Industrials)	(a)	40,700	1,063,211
Fast Retailing Co. Ltd. (Consumer Discretionary)	(a)	6,600	2,229,409
Fujitsu Ltd. (Information Technology)	(a)	115,600	2,030,499
Hirose Electric Co. Ltd. (Information Technology)	(a)	5,600	659,547
Hitachi Ltd. (Industrials)	(a)	174,100	4,279,133
Honda Motor Co. Ltd. (Consumer Discretionary)	(a)	34,200	321,578
Hulic Co. Ltd. (Real Estate)	(a)	5,300	45,873
J. Front Retailing Co. Ltd. (Consumer Discretionary)	(a)	62,900	837,936
Japan Post Bank Co. Ltd. (Financials)	(a)	30,900	293,612
Japan Post Holdings Co. Ltd. (Financials)	(a)	40,000	376,078
Japan Post Insurance Co. Ltd. (Financials)	(a)	1,700	31,068
Kakaku.com, Inc. (Communication Services)	(a)	23,200	353,661
Keyence Corp. (Information Technology)	(a)	800	325,522
Kyocera Corp. (Information Technology)	(a)	149,500	1,481,909
LY Corp. (Communication Services)	(a)	309,700	819,821
Marubeni Corp. (Industrials)	(a)	13,000	194,801
MISUMI Group, Inc. (Industrials)	(a)	2,600	39,978
Mitsubishi Chemical Group Corp. (Materials)	(a)	189,600	954,092
Mitsubishi Corp. (Industrials)	(a)	66,600	1,089,552
Mitsubishi Electric Corp. (Industrials)	(a)	15,700	266,097
Mitsubishi Estate Co. Ltd. (Real Estate)	(a)	6,900	95,171
Mitsubishi HC Capital, Inc. (Financials)	(a)	17,200	113,929
Mitsubishi UFJ Financial Group, Inc. (Financials)	(a)	230,300	2,700,822
Mitsui Fudosan Co. Ltd. (Real Estate)	(a)	133,900	1,064,809
Mizuho Financial Group, Inc. (Financials)	(a)	50,000	1,219,884
MS&AD Insurance Group Holdings, Inc. (Financials)	(a)	26,700	583,744
Murata Manufacturing Co. Ltd. (Information Technology)	(a)	262,500	4,195,374
NEC Corp. (Information Technology)	(a)	3,200	274,902
NIDEC Corp. (Industrials)	(a)	15,900	285,387
Nomura Holdings, Inc. (Financials)	(a)	668,000	3,884,614
Nomura Real Estate Holdings, Inc. (Real Estate)	(a)	12,600	309,538
Nomura Research Institute Ltd. (Information Technology)	(a)	2,700	79,430
Obayashi Corp. (Industrials)	(a)	37,800	498,714
Olympus Corp. (Health Care)	(a)	71,100	1,059,002
ORIX Corp. (Financials)	(a)	24,100	515,227
Common Stocks (Continued)		Shares	Value
Japan (continued)
Panasonic Holdings Corp. (Consumer Discretionary)	(a)	28,000	$290,704
Recruit Holdings Co. Ltd. (Industrials)	(a)	77,900	5,420,024
Resona Holdings, Inc. (Financials)	(a)	44,000	320,188
Santen Pharmaceutical Co. Ltd. (Health Care)	(a)	43,700	447,317
Shimizu Corp. (Industrials)	(a)	8,500	67,160
Skylark Holdings Co. Ltd. (Consumer Discretionary)	(a)	37,500	582,193
SoftBank Corp. (Communication Services)	(a)	595,200	748,443
SoftBank Group Corp. (Communication Services)	(a)	19,700	1,131,685
Sompo Holdings, Inc. (Financials)	(a)	18,700	494,994
Sony Group Corp. (Consumer Discretionary)	(a)	223,300	4,717,398
Subaru Corp. (Consumer Discretionary)	(a)	49,100	865,225
Sumitomo Chemical Co. Ltd. (Materials)	(a)	877,000	1,926,514
Sumitomo Corp. (Industrials)	(a)	64,400	1,384,621
Sumitomo Mitsui Financial Group, Inc. (Financials)	(a)	81,700	1,967,425
Sumitomo Mitsui Trust Group, Inc. (Financials)	(a)	59,100	1,387,268
Suzuki Motor Corp. (Consumer Discretionary)	(a)	87,100	988,050
T&D Holdings, Inc. (Financials)	(a)	10,200	186,083
Takeda Pharmaceutical Co. Ltd. (Health Care)	(a)	145,600	3,860,023
TDK Corp. (Information Technology)	(a)	3,900	50,197
Terumo Corp. (Health Care)	(a)	79,900	1,537,530
Tokio Marine Holdings, Inc. (Financials)	(a)	39,000	1,396,697
Tokyo Electron Ltd. (Information Technology)	(a)	24,200	3,667,280
Tokyu Fudosan Holdings Corp. (Real Estate)	(a)	48,800	296,285
Toyota Industries Corp. (Industrials)	(a)	4,900	394,238
Toyota Motor Corp. (Consumer Discretionary)	(a)	101,700	2,004,737
Toyota Tsusho Corp. (Industrials)	(a)	28,400	501,162
Ulvac, Inc. (Information Technology)	(a)	900	34,586
Unicharm Corp. (Consumer Staples)	(a)	4,200	34,515
			82,312,684
United Kingdom–12.7%
AstraZeneca PLC (Health Care)	(a)	25,479	3,316,716
BAE Systems PLC (Industrials)	(a)	175,001	2,510,563
BP PLC (Energy)	(a)	27,492	135,471
British American Tobacco PLC (Consumer Staples)	(a)	65,370	2,370,437
Compass Group PLC (Consumer Discretionary)	(a)	34,197	1,136,748
GSK PLC (Health Care)	(a)	165,307	2,768,835
Halma PLC (Information Technology)	(a)	1,309	43,816
HSBC Holdings PLC (Financials)	(a)	102,766	1,009,953
IG Group Holdings PLC (Financials)	(a)	8,226	101,732
Imperial Brands PLC (Consumer Staples)	(a)	79,709	2,547,149
Informa PLC (Communication Services)	(a)	216,887	2,160,202
Intertek Group PLC (Industrials)	(a)	31,043	1,836,917
J Sainsbury PLC (Consumer Staples)	(a)	120,914	413,503
Johnson Matthey PLC (Materials)	(a)	71,314	1,195,901
NatWest Group PLC (Financials)	(a)	109,207	549,679
RELX PLC (Industrials)	(a)	14,270	646,646
Rio Tinto PLC (Materials)	(a)	4,896	288,196
Rolls-Royce Holdings PLC (Industrials)	(a)(b)	419,527	2,984,907
Sage Group PLC / The (Information Technology)	(a)	74,530	1,176,231
Shell PLC (Energy)	(a)	248,330	7,708,994
Smiths Group PLC (Industrials)	(a)	74,753	1,602,994

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
United Kingdom (continued)
Tesco PLC (Consumer Staples)	(a)	970,565	$4,467,574
Unilever PLC (Consumer Staples)	(a)	32,640	1,848,484
Vodafone Group PLC (Communication Services)	(a)	901,102	768,443
			43,590,091
Switzerland–11.5%
ABB Ltd. (Industrials)	(a)	89,383	4,808,011
Belimo Holding AG (Industrials)	(a)	394	260,233
Cie Financiere Richemont SA (Consumer Discretionary)	(a)	14,695	2,233,695
DSM-Firmenich AG (Materials)	(a)	40,229	4,061,929
Givaudan SA (Materials)	(a)	965	4,228,907
Glencore PLC (Materials)	(a)	742,559	3,264,936
Logitech International SA (Information Technology)	(a)	11,606	953,871
Nestle SA (Consumer Staples)	(a)	21,842	1,791,035
Novartis AG (Health Care)	(a)	79,548	7,741,790
Roche Holding Ltd. (Health Care)	(a)	1,632	485,844
Roche Holding Ltd. NVS (Health Care)	(a)	27,997	7,836,590
SGS SA (Industrials)	(a)	881	88,215
STMicroelectronics N.V. (Information Technology)	(a)	64,999	1,621,233
			39,376,289
France–9.9%
Amundi SA (Financials)	(a)	6,019	396,930
AXA SA (Financials)	(a)	140,922	5,010,514
BNP Paribas SA (Financials)	(a)	85,637	5,244,717
Bureau Veritas SA (Industrials)	(a)	5,554	168,814
Capgemini SE (Information Technology)	(a)	9,124	1,488,365
Cie Generale des Etablissements Michelin SCA (Consumer Discretionary)	(a)	3,427	112,531
Credit Agricole SA (Financials)	(a)	164,563	2,265,640
Danone SA (Consumer Staples)	(a)	39,738	2,673,751
Dassault Systemes SE (Information Technology)	(a)	10,867	375,609
Eiffage SA (Industrials)	(a)	4,758	417,596
Engie SA (Utilities)	(a)	126,285	2,001,867
Gecina SA (Real Estate)	(a)	458	42,923
Hermes International SCA (Consumer Discretionary)	(a)	7	16,700
Kering SA (Consumer Discretionary)	(a)	1,590	389,676
L'Oreal SA (Consumer Staples)	(a)	1,702	600,904
LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	(a)	7,258	4,745,927
Safran SA (Industrials)	(a)	8,601	1,878,855
Sanofi SA (Health Care)	(a)	24,497	2,368,953
Schneider Electric SE (Industrials)	(a)	710	175,510
Valeo SE (Consumer Discretionary)	(a)	112,512	1,073,258
Veolia Environnement SA (Utilities)	(a)	90,879	2,543,231
			33,992,271
Germany–9.7%
adidas AG (Consumer Discretionary)	(a)	19,730	4,845,073
Allianz SE (Financials)	(a)	18,965	5,811,697
Continental AG (Consumer Discretionary)	(a)	6,216	417,439
Deutsche Bank AG (Financials)	(a)	72,630	1,251,706
Deutsche Telekom AG (Communication Services)	(a)	195,106	5,838,969
Evonik Industries AG (Materials)	(a)	27,445	475,632
Fresenius Medical Care AG (Health Care)	(a)	15,843	721,358
Fresenius SE & Co. KGaA (Health Care)	(a)(b)	46,556	1,617,100
Hannover Rueck SE (Financials)	(a)	1,985	496,319
Henkel AG & Co. KGaA (Consumer Staples)	(a)	4,107	316,359
Common Stocks (Continued)		Shares	Value
Germany (continued)
Infineon Technologies AG (Information Technology)	(a)	7,759	$252,020
Merck KGaA (Health Care)	(a)	4,551	659,416
SAP SE (Information Technology)	(a)	37,647	9,213,465
Siemens AG (Industrials)	(a)	2,163	422,395
Siemens Energy AG (Industrials)	(a)(b)	3,895	203,244
Zalando SE (Consumer Discretionary)	(a)(b)	23,008	771,701
			33,313,893
Australia–5.8%
AGL Energy Ltd. (Utilities)	(a)	133,259	931,550
Aristocrat Leisure Ltd. (Consumer Discretionary)	(a)	49,008	2,069,537
BHP Group Ltd. (Materials)	(a)	244,771	5,973,747
Commonwealth Bank of Australia (Financials)	(a)	21,674	2,050,469
Computershare Ltd. (Industrials)	(a)	55,397	1,162,338
CSL Ltd. (Health Care)	(a)	10,463	1,822,607
Macquarie Group Ltd. (Financials)	(a)	4,852	666,202
Northern Star Resources Ltd. (Materials)	(a)	82,052	787,367
Qantas Airways Ltd. (Industrials)	(a)(b)	3,382	18,736
REA Group Ltd. (Communication Services)	(a)	11,001	1,582,657
Santos Ltd. (Energy)	(a)	218,302	907,233
Sonic Healthcare Ltd. (Health Care)	(a)	17,550	292,835
Technology One Ltd. (Information Technology)	(a)	13,094	252,923
Telstra Group Ltd. (Communication Services)	(a)	31,449	77,942
Transurban Group (Industrials)	(a)	142,550	1,179,459
Worley Ltd. (Industrials)	(a)	18,726	158,818
			19,934,420
Netherlands–3.9%
Adyen N.V. (Financials)	(a)(b)	338	498,646
Aegon Ltd. (Financials)	(a)	125,500	742,720
Argenx SE (Health Care)	(a)(b)	966	596,438
ASML Holding N.V. (Information Technology)	(a)	5,998	4,218,287
EXOR N.V. (Financials)	(a)	2,020	184,499
ING Groep N.V. (Financials)	(a)	224,663	3,512,996
Koninklijke Philips N.V. (Health Care)	(a)(b)	85,703	2,174,750
Prosus N.V. (Consumer Discretionary)	(a)	29,787	1,181,295
Wolters Kluwer N.V. (Industrials)	(a)	1,399	232,042
			13,341,673
Hong Kong–2.9%
AIA Group Ltd. (Financials)	(a)	182,200	1,318,022
BOC Hong Kong Holdings Ltd. (Financials)	(a)	82,000	263,429
Budweiser Brewing Co. APAC Ltd. (Consumer Staples)	(a)	318,800	307,474
CK Hutchison Holdings Ltd. (Industrials)	(a)	560,500	3,004,405
CLP Holdings Ltd. (Utilities)	(a)	52,500	441,412
Hong Kong & China Gas Co. Ltd. (Utilities)	(a)	78,000	62,368
Hong Kong Exchanges & Clearing Ltd. (Financials)	(a)	5,700	216,386
Link REIT (Real Estate)	(a)	155,800	658,992
Prudential PLC (Financials)	(a)	340,571	2,715,163
Sun Hung Kai Properties Ltd. (Real Estate)	(a)	3,500	33,642
Techtronic Industries Co. Ltd. (Industrials)	(a)	28,000	369,113
WH Group Ltd. (Consumer Staples)	(a)	1,005,500	779,716
			10,170,122
Italy–2.6%
A2A SpA (Utilities)	(a)	391,809	869,225

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
Italy (continued)
Banca Monte dei Paschi di Siena SpA (Financials)	(a)	381,786	$2,689,998
BPER Banca SPA (Financials)	(a)	5,855	37,183
Enel SpA (Utilities)	(a)	346,252	2,476,705
Intesa Sanpaolo SpA (Financials)	(a)	303,882	1,215,408
Mediobanca Banca di Credito Finanziario SpA (Financials)	(a)	9,265	134,997
Moncler SpA (Consumer Discretionary)	(a)	713	37,870
Poste Italiane SpA (Financials)	(a)	9,074	127,974
UniCredit SpA (Financials)	(a)	30,607	1,221,969
Unipol Assicurazioni SPA (Financials)	(a)	8,122	101,150
			8,912,479
Spain–2.2%
ACS Actividades de Construccion y Servicios SA (Industrials)	(a)	31,629	1,587,257
Banco Bilbao Vizcaya Argentaria SA (Financials)	(a)	115,616	1,132,146
Banco Santander SA (Financials)	(a)	1,032,819	4,777,160
			7,496,563
Denmark–2.2%
AP Moller - Maersk A/S Class B (Industrials)	(a)	987	1,634,589
AP Moller - Maersk A/S Class A (Industrials)	(a)	27	43,369
Genmab A/S (Health Care)	(a)(b)	2,110	439,677
Novo Nordisk A/S Class B (Health Care)	(a)	58,546	5,038,892
Vestas Wind Systems A/S (Industrials)	(a)(b)	19,961	273,411
			7,429,938
Sweden–2.1%
Alfa Laval AB (Industrials)	(a)	21,049	873,667
Assa Abloy AB Class B (Industrials)	(a)	20,608	605,844
Atlas Copco AB Class A (Industrials)	(a)	12,017	183,824
Investor AB Class B (Financials)	(a)	31,968	845,306
Skanska AB Class B (Industrials)	(a)	11,962	251,522
Svenska Handelsbanken AB Class A (Financials)	(a)	175,570	1,813,695
Swedbank AB (Financials)	(a)	81,098	1,599,646
Telefonaktiebolaget LM Ericsson Class B (Information Technology)	(a)	139,474	1,127,418
			7,300,922
Singapore–2.0%
DBS Group Holdings Ltd. (Financials)	(a)	35,000	1,119,515
Singapore Telecommunications Ltd. (Communication Services)	(a)	1,827,500	4,114,549
United Overseas Bank Ltd. (Financials)	(a)	16,000	425,834
Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	(a)	495,700	1,085,975
			6,745,873
Common Stocks (Continued)		Shares	Value
Ireland–1.2%
Experian PLC (Industrials)	(a)	94,606	$4,047,240
Finland–1.2%
Nokia Oyj (Information Technology)	(a)	18,706	82,647
Nordea Bank Abp (Financials)	(a)	280,985	3,045,678
Stora Enso Oyj (Materials)	(a)	19,997	202,412
Wartsila OYJ Abp (Industrials)	(a)	40,160	710,442
			4,041,179
Norway–0.8%
Aker BP ASA (Energy)	(a)	16,857	331,198
DNB Bank ASA (Financials)	(a)	26,411	526,561
Kongsberg Gruppen ASA (Industrials)	(a)	8,518	958,159
Telenor ASA (Communication Services)	(a)	102,648	1,144,490
			2,960,408
New Zealand–0.8%
Xero Ltd. (Information Technology)	(a)(b)	26,413	2,746,424
Israel–0.6%
Bank Hapoalim BM (Financials)	(a)	23,562	284,747
Israel Discount Bank Ltd. Class A (Financials)	(a)	12,366	84,618
Mizrahi Tefahot Bank Ltd. (Financials)	(a)	14,484	626,830
Nice Ltd. (Information Technology)	(a)(b)	5,921	1,008,391
			2,004,586
Belgium–0.4%
Groupe Bruxelles Lambert N.V. (Financials)	(a)	3,984	272,350
KBC Group N.V. (Financials)	(a)	15,582	1,199,593
			1,471,943
Austria–0.3%
Erste Group Bank AG (Financials)	(a)	10,343	639,051
OMV AG (Energy)	(a)	14,230	549,913
			1,188,964
Total Common Stocks (Cost $324,266,267)			$332,377,962

Preferred Securities–0.3%		Rate	Quantity	Value
Germany–0.3%
Henkel AG & Co. KGaA (Consumer Staples)	(a)	2.184% (c)	12,440	$1,091,983
Total Preferred Securities (Cost $1,079,441)				$1,091,983
Total Investments – 97.1% (Cost $325,345,708)			(d)	$333,469,945
Other Assets in Excess of Liabilities – 2.9%			(e)	9,906,131
Net Assets – 100.0%				$343,376,076

Percentages are stated as a percent of net assets.

Abbreviations:
NVS:	Non-Voting Shares

Footnotes:
(a)
Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board or its designee. These securities represent $333,469,945 or 97.1%
of the Portfolio’s net assets.

(b)	Non-income producing security.
(c)
Represents twelve-month dividend yield. Rates are determined by actual distributions, which are impacted by factors unique to each preference share such as board authorization, distributable earnings, and preferred payout features compared to other classes of equity.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(e)	Includes $203,532 of cash pledged as collateral for the futures contracts outstanding at December 31, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)
 Schedule of Open Futures Contracts
December 31, 2024

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
MSCI EAFE Index - Long	51	March 21, 2025	$5,914,785	$5,782,125	$(132,660)	$3,582
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Fidelity Institutional AM® Equity Growth Portfolio
Schedule of Investments
December 31, 2024

Common Stocks–99.2%		Shares	Value
Communication Services–9.0%
Alphabet, Inc. Class A (Interactive Media & Svs.)		36,149	$6,843,006
Live Nation Entertainment, Inc. (Entertainment)	(a)	4,503	583,138
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		4,101	2,401,177
ROBLOX Corp. Class A (Entertainment)	(a)	14,819	857,427
Tencent Holdings Ltd. (Interactive Media & Svs.)	(b)	11,712	625,904
			11,310,652
Consumer Discretionary–11.8%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	11,147	1,464,827
Amazon.com, Inc. (Broadline Retail)	(a)	30,338	6,655,854
BYD Co. Ltd. (Automobiles)	(b)	21,749	741,581
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	592	191,944
Floor & Decor Holdings, Inc. Class A (Specialty Retail)	(a)	2,817	280,855
Kura Sushi U.S.A., Inc. Class A (Hotels, Restaurants & Leisure)	(a)	2,337	211,685
Lowe's Cos., Inc. (Specialty Retail)		6,259	1,544,721
Meituan Class B (Hotels, Restaurants & Leisure)	(a)(b)	21,596	419,001
MercadoLibre, Inc. (Broadline Retail)	(a)	615	1,045,770
PDD Holdings, Inc. – ADR (Broadline Retail)	(a)	3,138	304,355
Savers Value Village, Inc. (Broadline Retail)	(a)	14,021	143,715
Starbucks Corp. (Hotels, Restaurants & Leisure)		4,964	452,965
TopBuild Corp. (Household Durables)	(a)	1,146	356,796
Trip.com Group Ltd. – ADR (Hotels, Restaurants & Leisure)	(a)	15,303	1,050,704
			14,864,773
Consumer Staples–1.6%
Estee Lauder Cos., Inc. / The Class A (Personal Care Products)		18,179	1,363,061
Monster Beverage Corp. (Beverages)	(a)	13,908	731,005
			2,094,066
Energy–1.6%
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		5,610	173,181
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		5,765	1,238,725
Range Resources Corp. (Oil, Gas & Consumable Fuels)		16,469	592,555
			2,004,461
Financials–7.7%
Arthur J. Gallagher & Co. (Insurance)		3,807	1,080,617
Capital One Financial Corp. (Consumer Finance)		5,865	1,045,847
Huntington Bancshares, Inc. (Banks)		14,738	239,787
Intercontinental Exchange, Inc. (Capital Markets)		7,338	1,093,435
M&T Bank Corp. (Banks)		1,214	228,244
Mastercard, Inc. Class A (Financial Services)		4,465	2,351,135
Morgan Stanley (Capital Markets)		2,440	306,757
Rocket Cos., Inc. Class A (Financial Services)	(a)	17,436	196,329
Shift4 Payments, Inc. Class A (Financial Services)	(a)	1,959	203,305
Toast, Inc. Class A (Financial Services)	(a)	23,984	874,217
Visa, Inc. (Financial Services)		6,615	2,090,605
			9,710,278
Health Care–16.6%
10X Genomics, Inc. Class A (Life Sciences Tools & Svs.)	(a)	8,164	117,235
Aclaris Therapeutics, Inc. (Pharmaceuticals)	(a)	2,837	7,036
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	3,159	$658,683
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	4,376	1,029,717
Arcellx, Inc. (Biotechnology)	(a)	627	48,085
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	2,632	49,482
Beam Therapeutics, Inc. (Biotechnology)	(a)	985	24,428
Biogen, Inc. (Biotechnology)	(a)	1,606	245,590
BioNTech SE – ADR (Biotechnology)	(a)	4,013	457,281
Bio-Techne Corp. (Life Sciences Tools & Svs.)		2,920	210,328
Blueprint Medicines Corp. (Biotechnology)	(a)	492	42,912
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	38,381	3,428,191
Bruker Corp. (Life Sciences Tools & Svs.)		11,752	688,902
Ceribell, Inc. (Health Care Equip. & Supplies)	(a)	1,200	31,056
Chemometec A/S (Life Sciences Tools & Svs.)	(b)	1,804	122,500
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	(b)	8,390	369,122
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	19,371	92,400
Cytokinetics, Inc. (Biotechnology)	(a)	2,313	108,804
Danaher Corp. (Life Sciences Tools & Svs.)		3,560	817,198
Eli Lilly & Co. (Pharmaceuticals)		3,701	2,857,172
Exact Sciences Corp. (Biotechnology)	(a)	21,727	1,220,840
Galapagos N.V. – ADR (Biotechnology)	(a)	4,600	126,500
Gilead Sciences, Inc. (Biotechnology)		9,571	884,073
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	2,663	399,290
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	12,249	1,175,292
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	13,294	958,364
Hookipa Pharma, Inc. (Biotechnology)	(a)	679	1,365
Humana, Inc. (Health Care Providers & Svs.)		2,699	684,763
Immunocore Holdings PLC – ADR (Biotechnology)	(a)	2,525	74,487
Insmed, Inc. (Biotechnology)	(a)	8,249	569,511
Janux Therapeutics, Inc. (Biotechnology)	(a)	419	22,433
Krystal Biotech, Inc. (Biotechnology)	(a)	476	74,570
MaxCyte, Inc. (Life Sciences Tools & Svs.)	(a)	10,210	42,474
Moderna, Inc. (Biotechnology)	(a)	1,164	48,399
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	1,492	354,320
Pulmonx Corp. (Health Care Equip. & Supplies)	(a)	1,299	8,820
Royalty Pharma PLC Class A (Pharmaceuticals)		16,855	429,971
RxSight, Inc. (Health Care Equip. & Supplies)	(a)	418	14,371
Teva Pharmaceutical Industries Ltd. – ADR (Pharmaceuticals)	(a)	40,030	882,261
UCB SA (Pharmaceuticals)	(b)	3,584	711,263
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		1,335	675,323
Vor BioPharma, Inc. (Biotechnology)	(a)	6,484	7,197
XOMA Royalty Corp. (Biotechnology)	(a)	3,253	85,489
Zevra Therapeutics, Inc. (Pharmaceuticals)	(a)	7,724	64,418
			20,921,916
Industrials–8.0%
Deere & Co. (Machinery)		2,074	878,754
Equifax, Inc. (Professional Svs.)		7,680	1,957,248
Ferguson Enterprises, Inc. (Trading Companies & Distributors)	(b)	4,779	829,130
GE Vernova, Inc. (Electrical Equip.)		3,719	1,223,291
General Electric Co. (Aerospace & Defense)		8,708	1,452,407
Ingersoll Rand, Inc. (Machinery)		6,760	611,510
Loar Holdings, Inc. (Aerospace & Defense)	(a)	200	14,782
RELX PLC – ADR (Professional Svs.)		7,092	322,119
Simpson Manufacturing Co., Inc. (Building Products)		348	57,709

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Fidelity Institutional AM® Equity Growth Portfolio
(Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Uber Technologies, Inc. (Ground Transportation)	(a)	29,864	$1,801,396
UL Solutions, Inc. Class A (Professional Svs.)		7,460	372,105
Westinghouse Air Brake Technologies Corp. (Machinery)		3,250	616,167
			10,136,618
Information Technology–40.8%
Appfolio, Inc. Class A (Software)	(a)	256	63,160
Apple, Inc. (Tech. Hardware, Storage & Periph.)		61,421	15,381,047
Astera Labs, Inc. (Semiconductors & Equip.)	(a)	200	26,490
BE Semiconductor Industries N.V. (Semiconductors & Equip.)	(b)	6,671	902,205
Ciena Corp. (Communications Equip.)	(a)	4,976	422,015
DocuSign, Inc. (Software)	(a)	4,309	387,552
HubSpot, Inc. (Software)	(a)	1,959	1,364,972
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		3,796	546,244
Manhattan Associates, Inc. (Software)	(a)	2,924	790,182
Marvell Technology, Inc. (Semiconductors & Equip.)		2,883	318,427
Microsoft Corp. (Software)		14,867	6,266,441
Nutanix, Inc. Class A (Software)	(a)	3,933	240,621
NVIDIA Corp. (Semiconductors & Equip.)		119,243	16,013,143
ServiceNow, Inc. (Software)	(a)	826	875,659
SiTime Corp. (Semiconductors & Equip.)	(a)	5,546	1,189,783
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors & Equip.)		32,309	6,380,704
Zeta Global Holdings Corp. Class A (Software)	(a)	11,766	211,670
			51,380,315
Common Stocks (Continued)		Shares	Value
Materials–1.5%
Carpenter Technology Corp. (Metals & Mining)		3,140	$532,889
Eagle Materials, Inc. (Construction Materials)		248	61,197
International Paper Co. (Containers & Packaging)		14,433	776,784
Martin Marietta Materials, Inc. (Construction Materials)		958	494,807
			1,865,677
Real Estate–0.6%
Zillow Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	1,911	135,394
Zillow Group, Inc. Class C (Real Estate Mgmt. & Development)	(a)	8,748	647,790
			783,184
Total Common Stocks (Cost $99,565,603)			$125,071,940

Rights–0.0%		Quantity	Value
Health Care–0.0%
Gamida Cell Ltd. CVR (Acquired July 31, 2023 through August 28, 2023, Cost $44,288) (Biotechnology)	(c)	33,274	$ —
Total Rights (Cost $44,288)			$ —
Total Investments – 99.2% (Cost $99,609,891)	(d)		$125,071,940
Other Assets in Excess of Liabilities – 0.8%			948,913
Net Assets – 100.0%			$126,020,853

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CVR:	Contingent Value Right

Footnotes:
(a)	Non-income producing security.
(b)
Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board or its designee. These securities represent $4,720,706 or 3.7% of the
Portfolio’s net assets.

(c)	Represents a security deemed to be restricted. At December 31, 2024, the value of restricted securities in the Portfolio totaled $0, or 0.0% of the Portfolio’s net assets.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio
Schedule of Investments
December 31, 2024

Common Stocks–97.7%		Shares	Value
Communication Services–1.8%
Cable One, Inc. (Media)		320	$115,878
CarGurus, Inc. (Interactive Media & Svs.)	(a)	4,230	154,564
Cars.com, Inc. (Interactive Media & Svs.)	(a)	5,115	88,643
Cinemark Holdings, Inc. (Entertainment)	(a)	6,250	193,625
Cogent Communications Holdings, Inc. (Diversified Telecom. Svs.)		1,790	137,955
EchoStar Corp. Class A (Media)	(a)	5,240	119,996
IAC, Inc. (Interactive Media & Svs.)	(a)	2,903	125,236
John Wiley & Sons, Inc. Class A (Media)		2,150	93,977
Lumen Technologies, Inc. (Diversified Telecom. Svs.)	(a)	42,880	227,693
Madison Square Garden Sports Corp. (Entertainment)	(a)	540	121,867
QuinStreet, Inc. (Interactive Media & Svs.)	(a)	4,900	113,043
Shenandoah Telecommunications Co. (Diversified Telecom. Svs.)		5,370	67,716
Shutterstock, Inc. (Interactive Media & Svs.)		2,280	69,198
TEGNA, Inc. (Media)		7,090	129,676
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)		4,780	163,046
TripAdvisor, Inc. (Interactive Media & Svs.)	(a)	7,442	109,918
Yelp, Inc. (Interactive Media & Svs.)	(a)	596	23,065
			2,055,096
Consumer Discretionary–14.3%
Academy Sports & Outdoors, Inc. (Specialty Retail)		2,109	121,331
Adient PLC (Automobile Components)	(a)	5,380	92,697
Adtalem Global Education, Inc. (Diversified Consumer Svs.)	(a)	1,900	172,615
American Eagle Outfitters, Inc. (Specialty Retail)		9,400	156,698
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	536	130,264
Bath & Body Works, Inc. (Specialty Retail)		9,653	374,247
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	(a)	3,030	106,459
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)		5,730	69,963
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	8,220	1,247,960
Brinker International, Inc. (Hotels, Restaurants & Leisure)	(a)	1,820	240,768
Caleres, Inc. (Specialty Retail)		2,590	59,984
Cavco Industries, Inc. (Household Durables)	(a)	270	120,482
Century Communities, Inc. (Household Durables)		1,830	134,249
Champion Homes, Inc. (Household Durables)	(a)	10,589	932,891
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		1,380	72,947
Dana, Inc. (Automobile Components)		7,540	87,162
Dorman Products, Inc. (Automobile Components)	(a)	1,120	145,096
Dream Finders Homes, Inc. Class A (Household Durables)	(a)	1,161	27,016
Dutch Bros, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	15,561	815,085
Etsy, Inc. (Broadline Retail)	(a)	4,980	263,392
Five Below, Inc. (Specialty Retail)	(a)	4,014	421,309
Foot Locker, Inc. (Specialty Retail)	(a)	4,430	96,397
Fox Factory Holding Corp. (Automobile Components)	(a)	1,529	46,283
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	3,161	172,812
Gentherm, Inc. (Automobile Components)	(a)	20	799
G-III Apparel Group Ltd. (Textiles, Apparel & Luxury Goods)	(a)	3,240	105,689
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)		2,690	85,004
Group 1 Automotive, Inc. (Specialty Retail)		602	253,731
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Guess?, Inc. (Specialty Retail)		1,070	$15,044
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	14,600	118,844
Installed Building Products, Inc. (Household Durables)		968	169,642
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)		1,410	58,712
KinderCare Learning Cos., Inc. (Diversified Consumer Svs.)	(a)	22,239	395,854
Kohl's Corp. (Broadline Retail)		5,490	77,080
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)		2,300	196,443
La-Z-Boy, Inc. (Household Durables)		4,820	210,007
LCI Industries (Automobile Components)		1,150	118,899
Leslie's, Inc. (Specialty Retail)	(a)	9,849	21,963
LGI Homes, Inc. (Household Durables)	(a)	1,070	95,658
M/I Homes, Inc. (Household Durables)	(a)	1,120	148,904
Meritage Homes Corp. (Household Durables)		3,983	612,665
Mister Car Wash, Inc. (Diversified Consumer Svs.)	(a)	18,480	134,719
Modine Manufacturing Co. (Automobile Components)	(a)	7,627	884,198
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)		1,660	130,974
National Vision Holdings, Inc. (Specialty Retail)	(a)	5,680	59,186
Newell Brands, Inc. (Household Durables)		17,040	169,718
ODP Corp. / The (Specialty Retail)	(a)	2,070	47,072
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	7,505	823,524
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)		950	74,841
Patrick Industries, Inc. (Automobile Components)		330	27,416
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6,410	127,046
Phinia, Inc. (Automobile Components)		2,470	118,980
Revelyst, Inc. (Leisure Products)	(a)	2,500	48,075
RH (Specialty Retail)	(a)	1,564	615,575
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	1,700	220,660
SharkNinja, Inc. (Household Durables)	(a)	7,543	734,387
Signet Jewelers Ltd. (Specialty Retail)		2,160	174,334
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)		4,044	194,880
Sonic Automotive, Inc. Class A (Specialty Retail)		2,130	134,936
Sonos, Inc. (Household Durables)	(a)	9,149	137,601
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)		3,220	136,914
Stride, Inc. (Diversified Consumer Svs.)	(a)	1,730	179,799
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		3,189	575,391
Topgolf Callaway Brands Corp. (Leisure Products)	(a)	11,210	88,111
Tri Pointe Homes, Inc. (Household Durables)	(a)	1,933	70,091
Urban Outfitters, Inc. (Specialty Retail)	(a)	4,130	226,654
V.F. Corp. (Textiles, Apparel & Luxury Goods)		13,614	292,156
Victoria's Secret & Co. (Specialty Retail)	(a)	3,273	135,568
Wingstop, Inc. (Hotels, Restaurants & Leisure)		2,238	636,040
Winnebago Industries, Inc. (Automobiles)		1,670	79,793
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		180	3,996
Worthington Enterprises, Inc. (Household Durables)		1,800	72,198
XPEL, Inc. (Automobile Components)	(a)	2,201	87,908
			16,235,786

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
Consumer Staples–3.6%
Andersons, Inc. / The (Consumer Staples Distribution & Retail)		1,920	$77,798
BellRing Brands, Inc. (Personal Care Products)	(a)	10,183	767,187
Cal-Maine Foods, Inc. (Food Products)		1,840	189,373
Chefs' Warehouse, Inc. / The (Consumer Staples Distribution & Retail)	(a)	19,752	974,169
Edgewell Personal Care Co. (Personal Care Products)		2,680	90,048
Energizer Holdings, Inc. (Household Products)		3,360	117,230
Fresh Del Monte Produce, Inc. (Food Products)		60	1,993
Freshpet, Inc. (Food Products)	(a)	4,938	731,367
Grocery Outlet Holding Corp. (Consumer Staples Distribution & Retail)	(a)	4,660	72,743
Interparfums, Inc. (Personal Care Products)		900	118,359
J & J Snack Foods Corp. (Food Products)		540	83,770
John B. Sanfilippo & Son, Inc. (Food Products)		990	86,239
MGP Ingredients, Inc. (Beverages)		1,020	40,157
Simply Good Foods Co. / The (Food Products)	(a)	4,410	171,902
Tootsie Roll Industries, Inc. (Food Products)		3,368	108,888
TreeHouse Foods, Inc. (Food Products)	(a)	2,560	89,933
United Natural Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4,820	131,634
Universal Corp. (Tobacco)		1,179	64,656
WD-40 Co. (Household Products)		630	152,888
			4,070,334
Energy–2.5%
Archrock, Inc. (Energy Equip. & Svs.)		6,340	157,802
Bristow Group, Inc. (Energy Equip. & Svs.)	(a)	70	2,401
Cactus, Inc. Class A (Energy Equip. & Svs.)		2,850	166,326
California Resources Corp. (Oil, Gas & Consumable Fuels)		2,930	152,038
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	1,320	24,050
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)		1,230	131,216
Core Laboratories, Inc. (Energy Equip. & Svs.)		1,230	21,291
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)		3,470	65,028
Helix Energy Solutions Group, Inc. (Energy Equip. & Svs.)	(a)	1,110	10,345
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		3,900	124,878
Innovex International, Inc. (Energy Equip. & Svs.)	(a)	6,490	90,665
Liberty Energy, Inc. (Energy Equip. & Svs.)		8,530	169,662
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		9,380	219,304
Northern Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		4,380	162,761
Oceaneering International, Inc. (Energy Equip. & Svs.)	(a)	4,310	112,405
Par Pacific Holdings, Inc. (Oil, Gas & Consumable Fuels)	(a)	2,840	46,548
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		14,264	117,821
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)		4,770	99,884
Permian Resources Corp. (Oil, Gas & Consumable Fuels)		2,334	33,563
RPC, Inc. (Energy Equip. & Svs.)		15,490	92,011
SM Energy Co. (Oil, Gas & Consumable Fuels)		5,130	198,839
Talos Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	7,240	70,300
TechnipFMC PLC (Energy Equip. & Svs.)		10,929	316,285
Tidewater, Inc. (Energy Equip. & Svs.)	(a)	2,270	124,192
Common Stocks (Continued)		Shares	Value
Energy (continued)
Vital Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	2,990	$92,451
World Kinect Corp. (Oil, Gas & Consumable Fuels)		3,640	100,136
			2,902,202
Financials–14.1%
Ameris Bancorp (Banks)		2,890	180,827
Apollo Commercial Real Estate Finance, Inc. (Mortgage REIT)		12,700	109,982
Arbor Realty Trust, Inc. (Mortgage REIT)		10,954	151,713
Artisan Partners Asset Management, Inc. Class A (Capital Markets)		4,150	178,657
Assured Guaranty Ltd. (Insurance)		1,970	177,320
Atlantic Union Bankshares Corp. (Banks)		4,630	175,384
Axos Financial, Inc. (Banks)	(a)	2,460	171,831
Bancorp, Inc. / The (Banks)	(a)	2,390	125,786
Bank of Hawaii Corp. (Banks)		2,400	170,976
BankUnited, Inc. (Banks)		3,490	133,213
Banner Corp. (Banks)		2,240	149,565
BGC Group, Inc. Class A (Capital Markets)		15,180	137,531
Blackstone Mortgage Trust, Inc. Class A (Mortgage REIT)		9,480	165,047
Bread Financial Holdings, Inc. (Consumer Finance)		3,242	197,957
Brightsphere Investment Group, Inc. (Capital Markets)		2,827	74,463
Brookline Bancorp, Inc. (Banks)		11,040	130,272
Capitol Federal Financial, Inc. (Banks)		19,420	114,772
Cathay General Bancorp (Banks)		3,990	189,964
Cohen & Steers, Inc. (Capital Markets)		1,510	139,433
Community Financial System, Inc. (Banks)		2,450	151,116
Customers Bancorp, Inc. (Banks)	(a)	2,500	121,700
CVB Financial Corp. (Banks)		5,540	118,611
Donnelley Financial Solutions, Inc. (Capital Markets)	(a)	1,710	107,268
Enova International, Inc. (Consumer Finance)	(a)	1,100	105,468
EVERTEC, Inc. (Financial Services)		3,260	112,568
FB Financial Corp. (Banks)		3,190	164,317
First BanCorp (Banks)		8,240	153,182
First Financial Bancorp (Banks)		4,030	108,326
First Hawaiian, Inc. (Banks)		5,920	153,624
Fulton Financial Corp. (Banks)		8,210	158,289
Genworth Financial, Inc. (Insurance)	(a)	23,130	161,679
Goosehead Insurance, Inc. Class A (Insurance)	(a)	1,040	111,509
HA Sustainable Infrastructure Capital, Inc. (Financial Services)		4,910	131,735
Hilltop Holdings, Inc. (Banks)		100	2,863
Hope Bancorp, Inc. (Banks)		9,440	116,018
Horace Mann Educators Corp. (Insurance)		3,140	123,182
Houlihan Lokey, Inc. (Capital Markets)		3,879	673,627
Independent Bank Corp. (Banks)		1,963	126,005
Independent Bank Group, Inc. (Banks)		2,520	152,888
Jackson Financial, Inc. Class A (Financial Services)		3,067	267,074
KKR Real Estate Finance Trust, Inc. (Mortgage REIT)		20	202
Lincoln National Corp. (Insurance)		3,750	118,912
Mercury General Corp. (Insurance)		2,800	186,144
Moelis & Co. Class A (Capital Markets)		2,430	179,528
Mr. Cooper Group, Inc. (Financial Services)	(a)	2,680	257,307
Navient Corp. (Consumer Finance)		6,040	80,272
NCR Atleos Corp. (Financial Services)	(a)	23,096	783,416
NMI Holdings, Inc. (Financial Services)	(a)	3,464	127,337
Northwest Bancshares, Inc. (Banks)		9,360	123,458

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
Financials (continued)
OFG Bancorp (Banks)		2,960	$125,267
Pacific Premier Bancorp, Inc. (Banks)		4,480	111,642
Palomar Holdings, Inc. (Insurance)	(a)	1,080	114,037
Park National Corp. (Banks)		660	113,144
Pathward Financial, Inc. (Banks)		2,070	152,311
Payoneer Global, Inc. (Financial Services)	(a)	10,530	105,721
Piper Sandler Cos. (Capital Markets)		3,605	1,081,320
PJT Partners, Inc. Class A (Capital Markets)		460	72,593
ProAssurance Corp. (Insurance)	(a)	7,110	113,120
PROG Holdings, Inc. (Consumer Finance)		2,390	101,001
Provident Financial Services, Inc. (Banks)		5,900	111,333
Radian Group, Inc. (Financial Services)		6,890	218,551
Ready Capital Corp. (Mortgage REIT)		9,780	66,700
RLI Corp. (Insurance)		3,803	626,848
S&T Bancorp, Inc. (Banks)		3,030	115,807
ServisFirst Bancshares, Inc. (Banks)		2,190	185,581
Shift4 Payments, Inc. Class A (Financial Services)	(a)	6,643	689,411
Simmons First National Corp. Class A (Banks)		9,350	207,383
SiriusPoint Ltd. (Insurance)	(a)	7,640	125,220
Southside Bancshares, Inc. (Banks)		4,430	140,697
StepStone Group, Inc. Class A (Capital Markets)		17,242	997,967
Stewart Information Services Corp. (Insurance)		1,500	101,235
Stifel Financial Corp. (Capital Markets)		7,414	786,477
StoneX Group, Inc. (Capital Markets)	(a)	1,200	117,564
Triumph Financial, Inc. (Banks)	(a)	110	9,997
Trustmark Corp. (Banks)		4,200	148,554
TWFG, Inc. (Insurance)	(a)	8,856	272,765
Two Harbors Investment Corp. (Mortgage REIT)		9,510	112,503
United Community Banks, Inc. (Banks)		4,336	140,096
Virtu Financial, Inc. Class A (Capital Markets)		3,400	121,312
WaFd, Inc. (Banks)		3,860	124,446
Walker & Dunlop, Inc. (Financial Services)		1,420	138,038
Westamerica BanCorp (Banks)		2,230	116,986
WSFS Financial Corp. (Banks)		2,801	148,817
			15,966,762
Health Care–16.0%
AdaptHealth Corp. (Health Care Providers & Svs.)	(a)	11,140	106,053
Addus HomeCare Corp. (Health Care Providers & Svs.)	(a)	1,090	136,631
ADMA Biologics, Inc. (Biotechnology)	(a)	10,130	173,729
Akero Therapeutics, Inc. (Biotechnology)	(a)	8,400	233,688
Alkermes PLC (Biotechnology)	(a)	6,820	196,143
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	2,150	51,428
Amphastar Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	2,530	93,939
ANI Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	1,630	90,106
Apogee Therapeutics, Inc. (Biotechnology)	(a)	6,538	296,171
Arcus Biosciences, Inc. (Biotechnology)	(a)	5,810	86,511
ARS Pharmaceuticals, Inc. (Biotechnology)	(a)	18,457	194,721
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	2,152	296,266
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	18,206	556,375
Azenta, Inc. (Life Sciences Tools & Svs.)	(a)	2,157	107,850
Bicara Therapeutics, Inc. (Biotechnology)	(a)	6,329	110,251
BioLife Solutions, Inc. (Life Sciences Tools & Svs.)	(a)	4,000	103,840
Blueprint Medicines Corp. (Biotechnology)	(a)	5,500	479,710
Bridgebio Pharma, Inc. (Biotechnology)	(a)	13,125	360,150
BrightSpring Health Services, Inc. (Health Care Providers & Svs.)	(a)	25,252	430,042
Certara, Inc. (Health Care Technology)	(a)	6,570	69,971
CG oncology, Inc. (Biotechnology)	(a)	9,190	263,569
Concentra Group Holdings Parent, Inc. (Health Care Providers & Svs.)		4,091	80,920
Common Stocks (Continued)		Shares	Value
Health Care (continued)
CONMED Corp. (Health Care Equip. & Supplies)		1,540	$105,398
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	3,790	190,978
CorVel Corp. (Health Care Providers & Svs.)	(a)	1,320	146,863
Cullinan Therapeutics, Inc. (Biotechnology)	(a)	13,209	160,886
Cytokinetics, Inc. (Biotechnology)	(a)	6,533	307,312
Denali Therapeutics, Inc. (Biotechnology)	(a)	15,733	320,639
Dianthus Therapeutics, Inc. (Biotechnology)	(a)	7,914	172,525
Dynavax Technologies Corp. (Biotechnology)	(a)	7,903	100,921
Embecta Corp. (Health Care Equip. & Supplies)		4,021	83,034
Fortrea Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	4,895	91,292
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	6,415	961,865
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	10,295	492,204
Harmony Biosciences Holdings, Inc. (Pharmaceuticals)	(a)	3,100	106,671
Hims & Hers Health, Inc. (Health Care Providers & Svs.)	(a)	7,387	178,618
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	960	148,963
Inari Medical, Inc. (Health Care Equip. & Supplies)	(a)	2,470	126,093
Insmed, Inc. (Biotechnology)	(a)	10,542	727,820
Inspire Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	1,300	240,994
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a)	1,710	226,609
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	20	454
Intra-Cellular Therapies, Inc. (Pharmaceuticals)	(a)	3,690	308,189
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	10,510	46,559
Korro Bio, Inc. (Biotechnology)	(a)	4,987	189,855
Krystal Biotech, Inc. (Biotechnology)	(a)	1,160	181,726
Legend Biotech Corp. – ADR (Biotechnology)	(a)	7,177	233,540
LeMaitre Vascular, Inc. (Health Care Equip. & Supplies)		1,230	113,332
Masimo Corp. (Health Care Equip. & Supplies)	(a)	4,119	680,871
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	2,800	270,816
Merus N.V. (Biotechnology)	(a)	5,467	229,887
MoonLake Immunotherapeutics (Biotechnology)	(a)	4,948	267,934
National HealthCare Corp. (Health Care Providers & Svs.)		1,130	121,543
Newamsterdam Pharma Co. N.V. (Biotechnology)	(a)	9,049	232,559
Omnicell, Inc. (Health Care Equip. & Supplies)	(a)	2,210	98,389
Organon & Co. (Pharmaceuticals)		11,605	173,147
Owens & Minor, Inc. (Health Care Providers & Svs.)	(a)	5,160	67,441
Patterson Cos., Inc. (Health Care Providers & Svs.)		4,286	132,266
Premier, Inc. Class A (Health Care Providers & Svs.)		6,550	138,860
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	2,480	193,663
Privia Health Group, Inc. (Health Care Providers & Svs.)	(a)	5,845	114,270
PROCEPT BioRobotics Corp. (Health Care Equip. & Supplies)	(a)	8,548	688,285
Protagonist Therapeutics, Inc. (Biotechnology)	(a)	2,650	102,290
Quanterix Corp. (Life Sciences Tools & Svs.)	(a)	19,812	210,602
QuidelOrtho Corp. (Health Care Equip. & Supplies)	(a)	2,284	101,752
RadNet, Inc. (Health Care Providers & Svs.)	(a)	1,570	109,649
Rapport Therapeutics, Inc. (Pharmaceuticals)	(a)	8,779	155,739
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	4,193	603,540

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Schrodinger, Inc. (Health Care Technology)	(a)	3,290	$63,464
Select Medical Holdings Corp. (Health Care Providers & Svs.)		5,070	95,570
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	3,810	137,770
Tandem Diabetes Care, Inc. (Health Care Equip. & Supplies)	(a)	3,020	108,780
Tempus AI, Inc. (Life Sciences Tools & Svs.)	(a)	8,291	279,904
TG Therapeutics, Inc. (Biotechnology)	(a)	5,800	174,580
TransMedics Group, Inc. (Health Care Equip. & Supplies)	(a)	1,442	89,909
UFP Technologies, Inc. (Health Care Equip. & Supplies)	(a)	340	83,133
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	4,988	209,845
Upstream Bio, Inc. (Biotechnology)	(a)	8,993	147,845
Vaxcyte, Inc. (Biotechnology)	(a)	8,480	694,173
Vericel Corp. (Biotechnology)	(a)	2,430	133,431
Viking Therapeutics, Inc. (Biotechnology)	(a)	3,721	149,733
Vir Biotechnology, Inc. (Biotechnology)	(a)	9,590	70,391
Viridian Therapeutics, Inc. (Biotechnology)	(a)	15,960	305,953
Xenon Pharmaceuticals, Inc. (Biotechnology)	(a)	6,538	256,290
			18,175,678
Industrials–20.1%
ABM Industries, Inc. (Commercial Svs. & Supplies)		2,860	146,375
ACV Auctions, Inc. Class A (Commercial Svs. & Supplies)	(a)	47,781	1,032,070
AeroVironment, Inc. (Aerospace & Defense)	(a)	4,631	712,665
Air Lease Corp. (Trading Companies & Distributors)		5,230	252,138
Alamo Group, Inc. (Machinery)		510	94,814
Alaska Air Group, Inc. (Passenger Airlines)	(a)	5,215	337,671
Albany International Corp. Class A (Machinery)		1,390	111,158
Apogee Enterprises, Inc. (Building Products)		1,450	103,544
ArcBest Corp. (Ground Transportation)		8,237	768,677
Arcosa, Inc. (Construction & Engineering)		1,620	156,719
Armstrong World Industries, Inc. (Building Products)		6,968	984,787
AZEK Co., Inc. / The (Building Products)	(a)	14,016	665,340
AZZ, Inc. (Building Products)		1,410	115,507
Boise Cascade Co. (Trading Companies & Distributors)		1,690	200,873
Brady Corp. Class A (Commercial Svs. & Supplies)		2,100	155,085
Construction Partners, Inc. Class A (Construction & Engineering)	(a)	10,367	917,065
CSG Systems International, Inc. (Professional Svs.)		2,350	120,108
CSW Industrials, Inc. (Building Products)		3,347	1,180,822
Curtiss-Wright Corp. (Aerospace & Defense)		2,003	710,805
Deluxe Corp. (Commercial Svs. & Supplies)		5,150	116,338
Dycom Industries, Inc. (Construction & Engineering)	(a)	1,490	259,349
Enpro, Inc. (Machinery)		900	155,205
Esab Corp. (Machinery)		6,198	743,388
ESCO Technologies, Inc. (Machinery)		1,330	177,169
Everus Construction Group, Inc. (Construction & Engineering)	(a)	8,893	584,715
Federal Signal Corp. (Machinery)		3,100	286,409
Franklin Electric Co., Inc. (Machinery)		1,790	174,435
FTI Consulting, Inc. (Professional Svs.)	(a)	2,750	525,607
Gates Industrial Corp. PLC (Machinery)	(a)	8,652	177,972
GEO Group, Inc. / The (Commercial Svs. & Supplies)	(a)	5,630	157,527
Gibraltar Industries, Inc. (Building Products)	(a)	1,840	108,376
Common Stocks (Continued)		Shares	Value
Industrials (continued)
GMS, Inc. (Trading Companies & Distributors)	(a)	1,940	$164,570
Granite Construction, Inc. (Construction & Engineering)		2,280	199,979
Griffon Corp. (Building Products)		1,840	131,137
Hillenbrand, Inc. (Machinery)		4,220	129,892
HNI Corp. (Commercial Svs. & Supplies)		2,160	108,799
Hub Group, Inc. Class A (Air Freight & Logistics)		2,750	122,540
Interface, Inc. (Commercial Svs. & Supplies)		5,870	142,934
ITT, Inc. (Machinery)		5,388	769,837
JetBlue Airways Corp. (Passenger Airlines)	(a)	16,980	133,463
John Bean Technologies Corp. (Machinery)		1,755	223,060
Kirby Corp. (Marine Transportation)	(a)	5,991	633,848
Korn Ferry (Professional Svs.)		2,240	151,088
Leonardo DRS, Inc. (Aerospace & Defense)	(a)	25,750	831,982
Lindsay Corp. (Machinery)		810	95,831
Loar Holdings, Inc. (Aerospace & Defense)	(a)	5,048	373,098
Marten Transport Ltd. (Ground Transportation)		4,660	72,743
Masterbrand, Inc. (Building Products)	(a)	6,500	94,965
Matson, Inc. (Marine Transportation)		1,434	193,361
Matthews International Corp. Class A (Commercial Svs. & Supplies)		3,870	107,122
Mercury Systems, Inc. (Aerospace & Defense)	(a)	3,385	142,170
MillerKnoll, Inc. (Commercial Svs. & Supplies)		3,990	90,134
Moog, Inc. Class A (Aerospace & Defense)		1,390	273,608
NV5 Global, Inc. (Professional Svs.)	(a)	3,116	58,705
OPENLANE, Inc. (Commercial Svs. & Supplies)	(a)	420	8,333
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		1,440	10,426
Powell Industries, Inc. (Electrical Equip.)		430	95,310
Primoris Services Corp. (Construction & Engineering)		11,121	849,644
Proto Labs, Inc. (Machinery)	(a)	3,430	134,079
Resideo Technologies, Inc. (Building Products)	(a)	7,490	172,644
Robert Half, Inc. (Professional Svs.)		4,130	291,000
Rush Enterprises, Inc. Class A (Trading Companies & Distributors)		2,686	147,166
RXO, Inc. (Ground Transportation)	(a)	5,956	141,991
Schneider National, Inc. Class B (Ground Transportation)		3,920	114,778
SkyWest, Inc. (Passenger Airlines)	(a)	630	63,082
SPX Technologies, Inc. (Machinery)	(a)	7,383	1,074,374
StandardAero, Inc. (Aerospace & Defense)	(a)	14,642	362,536
Sun Country Airlines Holdings, Inc. (Passenger Airlines)	(a)	7,020	102,352
Sunrun, Inc. (Electrical Equip.)	(a)	11,012	101,861
Tennant Co. (Machinery)		1,190	97,021
Tetra Tech, Inc. (Commercial Svs. & Supplies)		13,613	542,342
Titan International, Inc. (Machinery)	(a)	7,860	53,369
Trinity Industries, Inc. (Machinery)		4,060	142,506
Triumph Group, Inc. (Aerospace & Defense)	(a)	7,260	135,472
UniFirst Corp. (Commercial Svs. & Supplies)		670	114,630
Verra Mobility Corp. (Professional Svs.)	(a)	7,148	172,839
Vestis Corp. (Commercial Svs. & Supplies)		6,810	103,784
Wabash National Corp. (Machinery)		4,220	72,289
Zurn Elkay Water Solutions Corp. (Building Products)		6,240	232,752
			22,814,159
Information Technology–17.0%
ACI Worldwide, Inc. (Software)	(a)	4,866	252,594
Advanced Energy Industries, Inc. (Electronic Equip., Instr. & Comp.)		1,210	139,912
Agilysys, Inc. (Software)	(a)	900	118,539
Alarm.com Holdings, Inc. (Software)	(a)	2,300	139,840
Alkami Technology, Inc. (Software)	(a)	23,222	851,783
Alpha & Omega Semiconductor Ltd. (Semiconductors & Equip.)	(a)	2,680	99,240

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Altair Engineering, Inc. Class A (Software)	(a)	5,408	$590,067
Axcelis Technologies, Inc. (Semiconductors & Equip.)	(a)	200	13,974
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		1,270	269,392
BlackLine, Inc. (Software)	(a)	2,570	156,153
Box, Inc. Class A (Software)	(a)	7,270	229,732
Braze, Inc. Class A (Software)	(a)	14,958	626,441
Calix, Inc. (Communications Equip.)	(a)	3,460	120,650
Clear Secure, Inc. Class A (Software)		4,010	106,826
Clearwater Analytics Holdings, Inc. Class A (Software)	(a)	35,387	973,850
Corsair Gaming, Inc. (Tech. Hardware, Storage & Periph.)	(a)	9,060	59,887
Credo Technology Group Holding Ltd. (Semiconductors & Equip.)	(a)	11,429	768,143
CTS Corp. (Electronic Equip., Instr. & Comp.)		2,150	113,370
Digi International, Inc. (Communications Equip.)	(a)	4,380	132,407
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	2,581	87,935
Diodes, Inc. (Semiconductors & Equip.)	(a)	2,320	143,074
DoubleVerify Holdings, Inc. (Software)	(a)	6,000	115,260
DXC Technology Co. (IT Svs.)	(a)	8,350	166,833
ePlus, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,350	99,738
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	3,425	753,089
FormFactor, Inc. (Semiconductors & Equip.)	(a)	3,300	145,200
Harmonic, Inc. (Communications Equip.)	(a)	8,940	118,276
Impinj, Inc. (Semiconductors & Equip.)	(a)	4,537	659,045
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,350	205,335
Intapp, Inc. (Software)	(a)	13,997	897,068
InterDigital, Inc. (Software)		1,260	244,087
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,360	256,249
Klaviyo, Inc. Class A (Software)	(a)	19,314	796,509
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)		3,430	160,044
LiveRamp Holdings, Inc. (Software)	(a)	4,660	141,524
Lumentum Holdings, Inc. (Communications Equip.)	(a)	681	57,170
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	6,114	794,270
MARA Holdings, Inc. (Software)	(a)	10,906	182,894
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	4,640	91,779
Monday.com Ltd. (Software)	(a)	2,330	548,575
NCR Voyix Corp. (Software)	(a)	7,920	109,613
NetScout Systems, Inc. (Communications Equip.)	(a)	5,976	129,440
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,641	709,006
Onestream, Inc. (Software)	(a)	21,621	616,631
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	1,257	209,504
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	820	137,293
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		1,580	109,447
Photronics, Inc. (Semiconductors & Equip.)	(a)	3,990	94,004
Plexus Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,470	230,026
Progress Software Corp. (Software)		2,020	131,603
Qorvo, Inc. (Semiconductors & Equip.)	(a)	3,900	272,727
Rubrik, Inc. Class A (Software)	(a)	12,095	790,529
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	2,170	164,204
Semtech Corp. (Semiconductors & Equip.)	(a)	19,321	1,195,004
ServiceTitan, Inc. Class A (Software)	(a)	1,226	126,119
SiTime Corp. (Semiconductors & Equip.)	(a)	800	171,624
SPS Commerce, Inc. (Software)	(a)	6,558	1,206,606
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,710	141,323
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Ultra Clean Holdings, Inc. (Semiconductors & Equip.)	(a)	5,100	$183,345
Universal Display Corp. (Semiconductors & Equip.)		377	55,117
Veeco Instruments, Inc. (Semiconductors & Equip.)	(a)	2,476	66,357
			19,276,276
Materials–3.5%
Alpha Metallurgical Resources, Inc. (Metals & Mining)	(a)	663	132,680
Arch Resources, Inc. (Metals & Mining)		840	118,625
ATI, Inc. (Metals & Mining)	(a)	5,618	309,215
Balchem Corp. (Chemicals)		1,460	237,973
Century Aluminum Co. (Metals & Mining)	(a)	1,450	26,419
Element Solutions, Inc. (Chemicals)		25,735	654,441
H.B. Fuller Co. (Chemicals)		2,182	147,241
Hawkins, Inc. (Chemicals)		267	32,753
Ingevity Corp. (Chemicals)	(a)	2,070	84,352
Innospec, Inc. (Chemicals)		1,130	124,368
Kaiser Aluminum Corp. (Metals & Mining)		1,580	111,027
Knife River Corp. (Construction Materials)	(a)	8,277	841,274
Koppers Holdings, Inc. (Chemicals)		2,080	67,392
Minerals Technologies, Inc. (Chemicals)		1,740	132,605
O-I Glass, Inc. (Containers & Packaging)	(a)	7,907	85,712
Quaker Chemical Corp. (Chemicals)		710	99,940
Sealed Air Corp. (Containers & Packaging)		6,240	211,099
Sensient Technologies Corp. (Chemicals)		1,890	134,681
Sylvamo Corp. (Paper & Forest Products)		1,720	135,914
Warrior Met Coal, Inc. (Metals & Mining)		2,390	129,634
Worthington Steel, Inc. (Metals & Mining)		3,590	114,234
			3,931,579
Real Estate–3.8%
Acadia Realty Trust (Retail REITs)		6,240	150,758
American Assets Trust, Inc. (Diversified REITs)		5,070	133,138
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)		11,700	179,595
CareTrust REIT, Inc. (Health Care REITs)		7,214	195,139
Cushman & Wakefield PLC (Real Estate Mgmt. & Development)	(a)	9,490	124,129
DiamondRock Hospitality Co. (Hotel & Resort REITs)		100	903
Douglas Emmett, Inc. (Office REITs)		10,290	190,982
Essential Properties Realty Trust, Inc. (Diversified REITs)		7,241	226,499
Four Corners Property Trust, Inc. (Specialized REITs)		2,870	77,892
Getty Realty Corp. (Retail REITs)		4,240	127,751
Global Net Lease, Inc. (Diversified REITs)		13,700	100,010
Highwoods Properties, Inc. (Office REITs)		4,790	146,478
Innovative Industrial Properties, Inc. (Industrial REITs)		1,220	81,301
JBG SMITH Properties (Office REITs)		6,370	97,907
Kennedy-Wilson Holdings, Inc. (Real Estate Mgmt. & Development)		10,190	101,798
LTC Properties, Inc. (Health Care REITs)		2,800	96,740
LXP Industrial Trust (Industrial REITs)		11,630	94,436
Macerich Co. / The (Retail REITs)		10,030	199,798
Marcus & Millichap, Inc. (Real Estate Mgmt. & Development)		2,590	99,093
Medical Properties Trust, Inc. (Health Care REITs)		28,000	110,600
NexPoint Residential Trust, Inc. (Residential REITs)		1,600	66,800
Pebblebrook Hotel Trust (Hotel & Resort REITs)		8,530	115,582
Phillips Edison & Co., Inc. (Retail REITs)		5,150	192,919
Retail Opportunity Investments Corp. (Retail REITs)		6,930	120,305

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
Safehold, Inc. (Specialized REITs)	4,830	$89,258
SITE Centers Corp. (Retail REITs)	3,615	55,273
SL Green Realty Corp. (Office REITs)	3,120	211,910
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	15,043	178,109
Tanger, Inc. (Retail REITs)	4,581	156,350
Terreno Realty Corp. (Industrial REITs)	4,100	242,474
Uniti Group, Inc. (Specialized REITs)	20,270	111,485
Urban Edge Properties (Retail REITs)	5,370	115,455
Veris Residential, Inc. (Residential REITs)	5,360	89,137
		4,280,004
Utilities–1.0%
American States Water Co. (Water Utilities)	2,000	155,440
Avista Corp. (Multi-Utilities)	3,300	120,879
California Water Service Group (Water Utilities)	2,120	96,100
Chesapeake Utilities Corp. (Gas Utilities)	950	115,282
Clearway Energy, Inc. Class A (Ind. Power & Renewable Elec.)	4,200	102,690
Common Stocks (Continued)	Shares	Value
Utilities (continued)
MDU Resources Group, Inc. (Gas Utilities)	8,377	$150,954
MGE Energy, Inc. (Electric Utilities)	1,133	106,457
Middlesex Water Co. (Water Utilities)	1,910	100,523
Northwest Natural Holding Co. (Gas Utilities)	2,830	111,955
Otter Tail Corp. (Electric Utilities)	1,911	141,108
		1,201,388
Total Common Stocks (Cost $101,208,340)		$110,909,264

Exchange Traded Funds–0.6%		Shares	Value
iShares Core S&P Small-Cap ETF		6,342	$730,725
Total Exchange Traded Funds (Cost $764,232)			$730,725
Total Investments – 98.3% (Cost $101,972,572)	(b)		$111,639,989
Other Assets in Excess of Liabilities – 1.7%			1,891,809
Net Assets – 100.0%			$113,531,798

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
ETF:	Exchange Traded Fund
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio
Schedule of Investments
December 31, 2024

Common Stocks–97.9%		Shares	Value
Communication Services–2.3%
Charter Communications, Inc. Class A (Media)	(a)	260	$89,120
Criteo SA – ADR (Media)	(a)	5,420	214,415
Electronic Arts, Inc. (Entertainment)		718	105,043
Fox Corp. Class A (Media)		150	7,287
Frontier Communications Parent, Inc. (Diversified Telecom. Svs.)	(a)	2,690	93,343
Interpublic Group of Cos., Inc. / The (Media)		2,400	67,248
Liberty Broadband Corp. Class C (Media)	(a)	660	49,342
Liberty Media Corp. - Liberty Formula One Class C (Entertainment)	(a)	720	66,715
Live Nation Entertainment, Inc. (Entertainment)	(a)	440	56,980
News Corp. Class A (Media)		2,370	65,270
Nexstar Media Group, Inc. (Media)		1,230	194,303
Omnicom Group, Inc. (Media)		930	80,017
Paramount Global Class B (Media)		5,130	53,660
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	1,690	49,010
ROBLOX Corp. Class A (Entertainment)	(a)	1,750	101,255
Sirius XM Holdings, Inc. (Media)		3,186	72,641
Take-Two Interactive Software, Inc. (Entertainment)	(a)	470	86,518
TKO Group Holdings, Inc. (Entertainment)	(a)	600	85,266
Trade Desk, Inc. / The Class A (Media)	(a)	1,120	131,633
Warner Bros. Discovery, Inc. (Entertainment)	(a)	7,731	81,717
ZoomInfo Technologies, Inc. (Interactive Media & Svs.)	(a)	1,570	16,501
			1,767,284
Consumer Discretionary–13.0%
Adient PLC (Automobile Components)	(a)	10,538	181,570
ADT, Inc. (Diversified Consumer Svs.)		36,665	253,355
Amer Sports, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,990	55,640
Aramark (Hotels, Restaurants & Leisure)		1,962	73,202
AutoNation, Inc. (Specialty Retail)	(a)	1,596	271,065
Bath & Body Works, Inc. (Specialty Retail)		8,943	346,720
Best Buy Co., Inc. (Specialty Retail)		940	80,652
Birkenstock Holding PLC (Textiles, Apparel & Luxury Goods)	(a)	6,128	347,212
BorgWarner, Inc. (Automobile Components)		8,822	280,451
Brunswick Corp. (Leisure Products)		3,229	208,852
Burlington Stores, Inc. (Specialty Retail)	(a)	1,078	307,295
CarMax, Inc. (Specialty Retail)	(a)	820	67,043
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	2,770	69,028
Carvana Co. (Specialty Retail)	(a)	310	63,042
Cava Group, Inc. (Hotels, Restaurants & Leisure)	(a)	610	68,808
Coupang, Inc. (Broadline Retail)	(a)	3,130	68,797
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	2,709	296,717
D.R. Horton, Inc. (Household Durables)		450	62,919
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		530	98,946
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	2,065	419,381
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)		3,140	94,514
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		180	75,557
DraftKings, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	9,711	361,249
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	1,363	441,925
eBay, Inc. (Broadline Retail)		1,920	118,944
Etsy, Inc. (Broadline Retail)	(a)	484	25,599
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	(a)	270	50,309
Five Below, Inc. (Specialty Retail)	(a)	300	31,488
GameStop Corp. Class A (Specialty Retail)	(a)	2,136	66,942
Gap, Inc. / The (Specialty Retail)		2,190	51,750
Garmin Ltd. (Household Durables)		359	74,047
Gentex Corp. (Automobile Components)		370	10,630
Genuine Parts Co. (Distributors)		610	71,224
Group 1 Automotive, Inc. (Specialty Retail)		701	295,457
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		661	163,373
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)		536	84,141
Lennar Corp. Class A (Household Durables)		650	88,640
LKQ Corp. (Distributors)		1,630	59,903
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Lucid Group, Inc. (Automobiles)	(a)	24,658	$74,467
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	1,930	66,875
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	3,400	87,482
NVR, Inc. (Household Durables)	(a)	30	245,367
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	3,169	347,734
Penske Automotive Group, Inc. (Specialty Retail)		380	57,927
PulteGroup, Inc. (Household Durables)		564	61,420
PVH Corp. (Textiles, Apparel & Luxury Goods)		1,925	203,569
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		477	110,177
RH (Specialty Retail)	(a)	691	271,971
Rivian Automotive, Inc. Class A (Automobiles)	(a)	2,290	30,457
Ross Stores, Inc. (Specialty Retail)		845	127,823
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		640	147,642
SharkNinja, Inc. (Household Durables)	(a)	4,149	403,947
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		6,029	393,875
Taylor Morrison Home Corp. (Household Durables)	(a)	2,916	178,488
Tempur Sealy International, Inc. (Household Durables)		1,140	64,627
Toll Brothers, Inc. (Household Durables)		560	70,532
Tractor Supply Co. (Specialty Retail)		1,200	63,672
Ulta Beauty, Inc. (Specialty Retail)	(a)	110	47,842
V.F. Corp. (Textiles, Apparel & Luxury Goods)		1,330	28,542
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		237	44,426
Viking Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	11,862	522,640
Williams-Sonoma, Inc. (Specialty Retail)		76	14,074
Wingstop, Inc. (Hotels, Restaurants & Leisure)		1,280	363,776
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		750	75,592
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		720	96,595
			9,987,926
Consumer Staples–3.9%
Albertsons Cos., Inc. Class A (Consumer Staples Distribution & Retail)		2,510	49,296
Archer-Daniels-Midland Co. (Food Products)		1,330	67,192
BellRing Brands, Inc. (Personal Care Products)	(a)	4,300	323,962
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	4,060	362,761
Brown-Forman Corp. Class A (Beverages)		1,350	50,882
Brown-Forman Corp. Class B (Beverages)		1,430	54,311
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		190	75,284
Celsius Holdings, Inc. (Beverages)	(a)	950	25,023
Church & Dwight Co., Inc. (Household Products)		657	68,794
Coca-Cola Consolidated, Inc. (Beverages)		40	50,400
Coty, Inc. Class A (Personal Care Products)	(a)	6,320	43,987
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	570	42,716
e.l.f. Beauty, Inc. (Personal Care Products)	(a)	470	59,008
Freshpet, Inc. (Food Products)	(a)	2,234	330,878
General Mills, Inc. (Food Products)		1,564	99,736
Hershey Co. / The (Food Products)		120	20,322
Hormel Foods Corp. (Food Products)		1,650	51,761
J. M. Smucker Co. / The (Food Products)		530	58,364
Kellanova (Food Products)		1,220	98,783
Kenvue, Inc. (Personal Care Products)		5,780	123,403
Kroger Co. / The (Consumer Staples Distribution & Retail)		1,860	113,739
Maplebear, Inc. (Consumer Staples Distribution & Retail)	(a)	1,510	62,544
McCormick & Co., Inc. (Food Products)		1,010	77,002
Nomad Foods Ltd. (Food Products)		13,765	230,977
Performance Food Group Co. (Consumer Staples Distribution & Retail)	(a)	810	68,485
Pilgrim's Pride Corp. (Food Products)	(a)	1,490	67,631

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Sysco Corp. (Consumer Staples Distribution & Retail)		1,330	$101,692
The Campbell's Company (Food Products)		1,600	67,008
Tyson Foods, Inc. Class A (Food Products)		1,180	67,779
U.S. Foods Holding Corp. (Consumer Staples Distribution & Retail)	(a)	1,110	74,881
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)		2,410	22,485
			3,011,086
Energy–3.7%
Baker Hughes Co. (Energy Equip. & Svs.)		2,710	111,164
Cameco Corp. (Oil, Gas & Consumable Fuels)		5,830	299,604
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		352	75,634
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		340	39,753
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		2,470	63,084
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		1,900	62,187
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		520	85,191
EQT Corp. (Oil, Gas & Consumable Fuels)		1,778	81,983
Expand Energy Corp. (Oil, Gas & Consumable Fuels)		630	62,716
Halliburton Co. (Energy Equip. & Svs.)		2,300	62,537
Hess Corp. (Oil, Gas & Consumable Fuels)		380	50,544
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		2,994	104,940
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5,400	147,960
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		9,794	228,984
Matador Resources Co. (Oil, Gas & Consumable Fuels)		5,730	322,370
Northern Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		6,179	229,612
NOV, Inc. (Energy Equip. & Svs.)		3,710	54,166
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		1,810	181,724
Range Resources Corp. (Oil, Gas & Consumable Fuels)		1,810	65,124
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		650	116,025
TechnipFMC PLC (Energy Equip. & Svs.)		5,499	159,141
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)		50	55,298
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3,340	180,761
			2,840,502
Financials–15.6%
Affirm Holdings, Inc. (Financial Services)	(a)	880	53,592
Aflac, Inc. (Insurance)		1,590	164,470
AGNC Investment Corp. (Mortgage REIT)		4,250	39,143
Allstate Corp. / The (Insurance)		710	136,881
Ally Financial, Inc. (Consumer Finance)		1,520	54,735
American Financial Group, Inc. (Insurance)		2,745	375,873
Ameriprise Financial, Inc. (Capital Markets)		280	149,080
Annaly Capital Management, Inc. (Mortgage REIT)		2,850	52,155
Arch Capital Group Ltd. (Insurance)		1,050	96,967
Ares Management Corp. Class A (Capital Markets)		380	67,271
Arthur J. Gallagher & Co. (Insurance)		666	189,044
Bank of New York Mellon Corp. / The (Capital Markets)		2,110	162,111
BankUnited, Inc. (Banks)		5,725	218,523
Block, Inc. (Financial Services)	(a)	1,820	154,682
Brown & Brown, Inc. (Insurance)		750	76,515
CBOE Global Markets, Inc. (Capital Markets)		1,555	303,847
Cincinnati Financial Corp. (Insurance)		520	74,724
Citizens Financial Group, Inc. (Banks)		1,740	76,142
CNA Financial Corp. (Insurance)		1,360	65,783
Coinbase Global, Inc. Class A (Capital Markets)	(a)	633	157,174
Comerica, Inc. (Banks)		4,087	252,781
Commerce Bancshares, Inc. (Banks)		966	60,191
Corebridge Financial, Inc. (Financial Services)		2,630	78,716
Common Stocks (Continued)		Shares	Value
Financials (continued)
Corpay, Inc. (Financial Services)	(a)	150	$50,763
Credit Acceptance Corp. (Consumer Finance)	(a)	120	56,335
Discover Financial Services (Consumer Finance)		770	133,387
East West Bancorp, Inc. (Banks)		1,000	95,760
Euronet Worldwide, Inc. (Financial Services)	(a)	536	55,122
Everest Group Ltd. (Insurance)		140	50,744
FactSet Research Systems, Inc. (Capital Markets)		120	57,634
Fidelity National Information Services, Inc. (Financial Services)		1,990	160,732
Fifth Third Bancorp (Banks)		2,010	84,983
First BanCorp (Banks)		11,570	215,086
First Citizens BancShares, Inc. Class A (Banks)		164	346,535
First Hawaiian, Inc. (Banks)		10,373	269,179
First Horizon Corp. (Banks)		2,360	47,530
Franklin Resources, Inc. (Capital Markets)		2,540	51,537
Global Payments, Inc. (Financial Services)		960	107,578
Globe Life, Inc. (Insurance)		480	53,530
Hanover Insurance Group, Inc. / The (Insurance)		1,538	237,867
Hartford Financial Services Group, Inc. / The (Insurance)		850	92,990
Huntington Bancshares, Inc. (Banks)		4,980	81,025
Invesco Ltd. (Capital Markets)		18,231	318,678
Jack Henry & Associates, Inc. (Financial Services)		20	3,506
Jefferies Financial Group, Inc. (Capital Markets)		6,559	514,226
Kemper Corp. (Insurance)		1,860	123,578
Kinsale Capital Group, Inc. (Insurance)		857	398,616
Loews Corp. (Insurance)		670	56,742
LPL Financial Holdings, Inc. (Capital Markets)		280	91,423
M&T Bank Corp. (Banks)		500	94,005
Markel Group, Inc. (Insurance)	(a)	40	69,049
Morningstar, Inc. (Capital Markets)		190	63,984
MSCI, Inc. (Capital Markets)		219	131,402
Nasdaq, Inc. (Capital Markets)		1,120	86,587
NCR Atleos Corp. (Financial Services)	(a)	9,070	307,654
Northern Trust Corp. (Capital Markets)		550	56,375
NU Holdings Ltd. Class A (Banks)	(a)	7,760	80,394
PJT Partners, Inc. Class A (Capital Markets)		2,057	324,615
Principal Financial Group, Inc. (Insurance)		1,190	92,118
Prudential Financial, Inc. (Insurance)		600	71,118
Raymond James Financial, Inc. (Capital Markets)		370	57,472
Regions Financial Corp. (Banks)		1,330	31,282
Robinhood Markets, Inc. Class A (Capital Markets)	(a)	1,850	68,931
Rocket Cos., Inc. Class A (Financial Services)	(a)	3,690	41,549
Ryan Specialty Holdings, Inc. (Insurance)		6,005	385,281
SEI Investments Co. (Capital Markets)		770	63,510
Shift4 Payments, Inc. Class A (Financial Services)	(a)	3,661	379,939
State Street Corp. (Capital Markets)		610	59,872
Stifel Financial Corp. (Capital Markets)		5,758	610,809
Synchrony Financial (Consumer Finance)		1,210	78,650
T. Rowe Price Group, Inc. (Capital Markets)		420	47,498
Texas Capital Bancshares, Inc. (Banks)	(a)	2,609	204,024
Toast, Inc. Class A (Financial Services)	(a)	40	1,458
TPG, Inc. (Capital Markets)		5,268	331,041
Voya Financial, Inc. (Financial Services)		820	56,441
W. R. Berkley Corp. (Insurance)		978	57,233
Walker & Dunlop, Inc. (Financial Services)		1,968	191,309
Webster Financial Corp. (Banks)		4,279	236,286
Western Alliance Bancorp (Banks)		940	78,528
Willis Towers Watson PLC (Insurance)		290	90,840
Wintrust Financial Corp. (Banks)		2,370	295,563
XP, Inc. Class A (Capital Markets)		2,360	27,966
Zions Bancorp N.A. (Banks)		5,920	321,160
			11,909,429
Health Care–12.0%
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		820	110,159
Akero Therapeutics, Inc. (Biotechnology)	(a)	3,293	91,611
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	270	56,298

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	290	$68,240
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	2,813	67,287
Apogee Therapeutics, Inc. (Biotechnology)	(a)	2,380	107,814
ARS Pharmaceuticals, Inc. (Biotechnology)	(a)	7,127	75,190
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	842	115,918
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	7,277	222,385
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	12,576	264,976
Baxter International, Inc. (Health Care Equip. & Supplies)		1,700	49,572
Biogen, Inc. (Biotechnology)	(a)	500	76,460
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	640	42,067
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	120	39,421
Bio-Techne Corp. (Life Sciences Tools & Svs.)		860	61,946
Blueprint Medicines Corp. (Biotechnology)	(a)	1,806	157,519
Bridgebio Pharma, Inc. (Biotechnology)	(a)	4,672	128,200
BrightSpring Health Services, Inc. (Health Care Providers & Svs.)	(a)	11,192	190,600
Bruker Corp. (Life Sciences Tools & Svs.)		710	41,620
Cardinal Health, Inc. (Health Care Providers & Svs.)		450	53,222
Cencora, Inc. (Health Care Providers & Svs.)		380	85,378
Centene Corp. (Health Care Providers & Svs.)	(a)	1,610	97,534
CG oncology, Inc. (Biotechnology)	(a)	2,850	81,738
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	230	42,458
Cytokinetics, Inc. (Biotechnology)	(a)	2,475	116,424
DaVita, Inc. (Health Care Providers & Svs.)	(a)	550	82,252
Denali Therapeutics, Inc. (Biotechnology)	(a)	5,741	117,002
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	1,030	80,103
Elanco Animal Health, Inc. (Pharmaceuticals)	(a)	3,820	46,260
Encompass Health Corp. (Health Care Providers & Svs.)		3,280	302,908
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		1,290	100,852
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	1,337	200,470
GRAIL, Inc. (Biotechnology)	(a)	88	1,571
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	3,351	160,211
Humana, Inc. (Health Care Providers & Svs.)		360	91,336
ICON PLC (Life Sciences Tools & Svs.)	(a)	1,380	289,400
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	230	95,091
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	450	60,134
Incyte Corp. (Biotechnology)	(a)	740	51,112
Insmed, Inc. (Biotechnology)	(a)	3,353	231,491
Insulet Corp. (Health Care Equip. & Supplies)	(a)	271	70,750
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	5,607	127,167
Intra-Cellular Therapies, Inc. (Pharmaceuticals)	(a)	2,590	216,317
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	550	108,080
Labcorp Holdings, Inc. (Health Care Providers & Svs.)		400	91,728
Legend Biotech Corp. – ADR (Biotechnology)	(a)	2,806	91,307
Masimo Corp. (Health Care Equip. & Supplies)	(a)	2,158	356,717
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	150	49,835
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	61	74,644
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	300	87,315
MoonLake Immunotherapeutics (Biotechnology)	(a)	1,904	103,102
Natera, Inc. (Biotechnology)	(a)	3,355	531,096
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	2,761	376,876
Newamsterdam Pharma Co. N.V. (Biotechnology)	(a)	3,510	90,207
Pediatrix Medical Group, Inc. (Health Care Providers & Svs.)	(a)	10,960	143,795
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	310	73,619
PROCEPT BioRobotics Corp. (Health Care Equip. & Supplies)	(a)	3,079	247,921
QIAGEN N.V. (Life Sciences Tools & Svs.)		1,532	68,220
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		30	4,526
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	2,021	$290,903
ResMed, Inc. (Health Care Equip. & Supplies)		350	80,042
Revvity, Inc. (Life Sciences Tools & Svs.)		420	46,876
Roivant Sciences Ltd. (Biotechnology)	(a)	5,000	59,150
Royalty Pharma PLC Class A (Pharmaceuticals)		2,130	54,336
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	490	59,579
STERIS PLC (Health Care Equip. & Supplies)		346	71,124
Teleflex, Inc. (Health Care Equip. & Supplies)		1,160	206,457
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	2,920	122,844
Vaxcyte, Inc. (Biotechnology)	(a)	2,720	222,659
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	560	117,740
Viatris, Inc. (Pharmaceuticals)		5,730	71,339
Viking Therapeutics, Inc. (Biotechnology)	(a)	2,433	97,904
Waters Corp. (Life Sciences Tools & Svs.)	(a)	253	93,858
West Pharmaceutical Services, Inc. (Life Sciences Tools & Svs.)		300	98,268
Xenon Pharmaceuticals, Inc. (Biotechnology)	(a)	2,639	103,449
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		850	89,785
			9,153,765
Industrials–20.5%
A. O. Smith Corp. (Building Products)		1,130	77,077
AAON, Inc. (Building Products)		550	64,724
ABM Industries, Inc. (Commercial Svs. & Supplies)		4,564	233,586
Advanced Drainage Systems, Inc. (Building Products)		360	41,616
AECOM (Construction & Engineering)		670	71,569
AGCO Corp. (Machinery)		520	48,610
Allison Transmission Holdings, Inc. (Machinery)		740	79,964
Amentum Holdings, Inc. (Professional Svs.)	(a)	500	10,515
AMETEK, Inc. (Electrical Equip.)		623	112,302
ArcBest Corp. (Ground Transportation)		2,559	238,806
Armstrong World Industries, Inc. (Building Products)		2,578	364,349
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	574	341,140
AZEK Co., Inc. / The (Building Products)	(a)	7,543	358,066
Booz Allen Hamilton Holding Corp. (Professional Svs.)		420	54,054
Broadridge Financial Solutions, Inc. (Professional Svs.)		347	78,453
Builders FirstSource, Inc. (Building Products)	(a)	1,090	155,794
BWX Technologies, Inc. (Aerospace & Defense)		2,906	323,699
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		3,314	342,402
Carlisle Cos., Inc. (Building Products)		773	285,113
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	250	57,535
CNH Industrial N.V. (Machinery)		4,960	56,197
Comfort Systems U.S.A., Inc. (Construction & Engineering)		1,175	498,270
Core & Main, Inc. Class A (Trading Companies & Distributors)	(a)	4,770	242,841
Crane Co. (Machinery)		1,974	299,554
Cummins, Inc. (Machinery)		372	129,679
Curtiss-Wright Corp. (Aerospace & Defense)		911	323,287
Delta Air Lines, Inc. (Passenger Airlines)		1,860	112,530
Dover Corp. (Machinery)		300	56,280
EMCOR Group, Inc. (Construction & Engineering)		130	59,007
Equifax, Inc. (Professional Svs.)		290	73,907
Expeditors International of Washington, Inc. (Air Freight & Logistics)		540	59,816
Fastenal Co. (Trading Companies & Distributors)		1,470	105,708
Ferguson Enterprises, Inc. (Trading Companies & Distributors)		690	119,763
Flowserve Corp. (Machinery)		1,000	57,520
Fluor Corp. (Construction & Engineering)	(a)	5,030	248,080
Fortive Corp. (Machinery)		1,010	75,750
FTI Consulting, Inc. (Professional Svs.)	(a)	1,265	241,779
Gates Industrial Corp. PLC (Machinery)	(a)	12,280	252,600

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Generac Holdings, Inc. (Electrical Equip.)	(a)	250	$38,763
Graco, Inc. (Machinery)		990	83,447
Granite Construction, Inc. (Construction & Engineering)		4,056	355,752
HEICO Corp. Class A (Aerospace & Defense)		420	78,154
Herc Holdings, Inc. (Trading Companies & Distributors)		543	102,806
Howmet Aerospace, Inc. (Aerospace & Defense)		2,495	272,878
Hubbell, Inc. (Electrical Equip.)		180	75,400
IDEX Corp. (Machinery)		350	73,252
Ingersoll Rand, Inc. (Machinery)		952	86,118
ITT, Inc. (Machinery)		2,443	349,056
J.B. Hunt Transport Services, Inc. (Ground Transportation)		310	52,905
Jacobs Solutions, Inc. (Professional Svs.)		500	66,810
John Bean Technologies Corp. (Machinery)		2,174	276,315
Kirby Corp. (Marine Transportation)	(a)	3,050	322,690
L3Harris Technologies, Inc. (Aerospace & Defense)		510	107,243
Landstar System, Inc. (Ground Transportation)		310	53,277
Leidos Holdings, Inc. (Professional Svs.)		400	57,624
Lennox International, Inc. (Building Products)		979	596,505
Lyft, Inc. Class A (Ground Transportation)	(a)	1,370	17,673
Masco Corp. (Building Products)		710	51,525
MasTec, Inc. (Construction & Engineering)	(a)	2,393	325,783
Middleby Corp. / The (Machinery)	(a)	2,085	282,413
MillerKnoll, Inc. (Commercial Svs. & Supplies)		9,308	210,268
Moog, Inc. Class A (Aerospace & Defense)		1,925	378,917
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		680	50,789
nVent Electric PLC (Electrical Equip.)		1,000	68,160
Old Dominion Freight Line, Inc. (Ground Transportation)		590	104,076
Oshkosh Corp. (Machinery)		2,358	224,175
Otis Worldwide Corp. (Machinery)		1,080	100,019
Owens Corning (Building Products)		390	66,425
Parsons Corp. (Professional Svs.)	(a)	700	64,575
Paychex, Inc. (Professional Svs.)		840	117,785
Paylocity Holding Corp. (Professional Svs.)	(a)	400	79,788
Pentair PLC (Machinery)		3,132	315,204
Quanta Services, Inc. (Construction & Engineering)		390	123,259
Regal Rexnord Corp. (Electrical Equip.)		1,961	304,210
Robert Half, Inc. (Professional Svs.)		3,669	258,518
Rockwell Automation, Inc. (Electrical Equip.)		270	77,163
Rollins, Inc. (Commercial Svs. & Supplies)		2,040	94,554
Saia, Inc. (Ground Transportation)	(a)	830	378,256
Sensata Technologies Holding PLC (Electrical Equip.)		1,321	36,195
Snap-on, Inc. (Machinery)		210	71,291
Southwest Airlines Co. (Passenger Airlines)		2,410	81,024
StandardAero, Inc. (Aerospace & Defense)	(a)	6,254	154,849
Tetra Tech, Inc. (Commercial Svs. & Supplies)		6,348	252,904
Toro Co. / The (Machinery)		670	53,667
TransUnion (Professional Svs.)		780	72,314
Trex Co., Inc. (Building Products)	(a)	610	42,108
U-Haul Holding Co. NVS (Ground Transportation)		970	62,129
United Airlines Holdings, Inc. (Passenger Airlines)	(a)	940	91,274
United Rentals, Inc. (Trading Companies & Distributors)		142	100,030
Veralto Corp. (Commercial Svs. & Supplies)		750	76,387
Verisk Analytics, Inc. (Professional Svs.)		449	123,668
Vertiv Holdings Co. Class A (Electrical Equip.)		1,090	123,835
Vestis Corp. (Commercial Svs. & Supplies)		981	14,950
W.W. Grainger, Inc. (Trading Companies & Distributors)		120	126,486
WESCO International, Inc. (Trading Companies & Distributors)		350	63,336
Westinghouse Air Brake Technologies Corp. (Machinery)		510	96,691
WillScot Holdings Corp. (Construction & Engineering)	(a)	6,902	230,872
WNS Holdings Ltd. (Professional Svs.)	(a)	3,230	153,070
Woodward, Inc. (Aerospace & Defense)		320	53,254
Common Stocks (Continued)		Shares	Value
Industrials (continued)
XPO, Inc. (Ground Transportation)	(a)	3,462	$454,041
Xylem, Inc. (Machinery)		730	84,695
			15,713,542
Information Technology–16.0%
ACI Worldwide, Inc. (Software)	(a)	3,418	177,428
Amdocs Ltd. (IT Svs.)		1,000	85,140
Amkor Technology, Inc. (Semiconductors & Equip.)		9,920	254,845
ANSYS, Inc. (Software)	(a)	350	118,065
AppLovin Corp. Class A (Software)	(a)	790	255,826
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	440	49,773
Astera Labs, Inc. (Semiconductors & Equip.)	(a)	1,932	255,893
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		3,900	204,048
Belden, Inc. (Electronic Equip., Instr. & Comp.)		1,500	168,915
Bentley Systems, Inc. Class B (Software)		1,100	51,370
BILL Holdings, Inc. (Software)	(a)	490	41,508
Calix, Inc. (Communications Equip.)	(a)	4,310	150,290
CCC Intelligent Solutions Holdings, Inc. (Software)	(a)	4,820	56,539
CDW Corp. (Electronic Equip., Instr. & Comp.)		350	60,914
Clearwater Analytics Holdings, Inc. Class A (Software)	(a)	13,927	383,271
Cloudflare, Inc. Class A (IT Svs.)	(a)	900	96,912
Cognizant Technology Solutions Corp. Class A (IT Svs.)		1,710	131,499
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,196	302,757
Commvault Systems, Inc. (Software)	(a)	789	119,068
Corning, Inc. (Electronic Equip., Instr. & Comp.)		2,270	107,870
Crane NXT Co. (Electronic Equip., Instr. & Comp.)		980	57,056
CyberArk Software Ltd. (Software)	(a)	1,087	362,134
Datadog, Inc. Class A (Software)	(a)	924	132,030
Dynatrace, Inc. (Software)	(a)	1,460	79,351
Entegris, Inc. (Semiconductors & Equip.)		680	67,361
EPAM Systems, Inc. (IT Svs.)	(a)	220	51,440
F5, Inc. (Communications Equip.)	(a)	1,445	363,374
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	1,220	268,254
Fair Isaac Corp. (Software)	(a)	68	135,383
First Solar, Inc. (Semiconductors & Equip.)	(a)	370	65,209
FormFactor, Inc. (Semiconductors & Equip.)	(a)	5,812	255,728
Gartner, Inc. (IT Svs.)	(a)	205	99,316
Gen Digital, Inc. (Software)		9,422	257,974
Gitlab, Inc. Class A (Software)	(a)	6,065	341,763
GLOBALFOUNDRIES, Inc. (Semiconductors & Equip.)	(a)	860	36,903
GoDaddy, Inc. Class A (IT Svs.)	(a)	490	96,711
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5,300	113,155
HP, Inc. (Tech. Hardware, Storage & Periph.)		2,550	83,206
HubSpot, Inc. (Software)	(a)	438	305,185
Informatica, Inc. Class A (Software)	(a)	1,900	49,267
Juniper Networks, Inc. (Communications Equip.)		1,590	59,546
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	380	61,039
Klaviyo, Inc. Class A (Software)	(a)	8,164	336,683
Lumentum Holdings, Inc. (Communications Equip.)	(a)	3,143	263,855
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	2,627	341,274
Manhattan Associates, Inc. (Software)	(a)	1,731	467,785
Microchip Technology, Inc. (Semiconductors & Equip.)		1,376	78,914
MicroStrategy, Inc. Class A (Software)	(a)	500	144,810
Monday.com Ltd. (Software)	(a)	1,020	240,149
MongoDB, Inc. (IT Svs.)	(a)	228	53,081
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		122	72,187
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		640	74,291
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,733	264,750
Nutanix, Inc. Class A (Software)	(a)	5,684	347,747
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	1,214	76,543

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	370	$61,668
Palantir Technologies, Inc. Class A (Software)	(a)	5,440	411,427
Procore Technologies, Inc. (Software)	(a)	5,707	427,626
PTC, Inc. (Software)	(a)	1,662	305,592
Pure Storage, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a)	850	52,216
Qorvo, Inc. (Semiconductors & Equip.)	(a)	470	32,867
Samsara, Inc. Class A (Software)	(a)	7,000	305,830
Semtech Corp. (Semiconductors & Equip.)	(a)	6,300	389,655
Skyworks Solutions, Inc. (Semiconductors & Equip.)		680	60,302
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	1,500	45,720
Synaptics, Inc. (Semiconductors & Equip.)	(a)	1,205	91,966
TD SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		2,398	281,237
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	175	81,223
Teradyne, Inc. (Semiconductors & Equip.)		680	85,626
Tyler Technologies, Inc. (Software)	(a)	180	103,795
Unity Software, Inc. (Software)	(a)	2,300	51,681
Western Digital Corp. (Tech. Hardware, Storage & Periph.)	(a)	930	55,456
Wolfspeed, Inc. (Semiconductors & Equip.)	(a)	772	5,142
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	220	84,968
Zoom Communications, Inc. (Software)	(a)	870	71,001
Zscaler, Inc. (Software)	(a)	370	66,752
			12,247,135
Materials–2.7%
Alcoa Corp. (Metals & Mining)		2,283	86,252
Amcor PLC (Containers & Packaging)		6,490	61,071
Avery Dennison Corp. (Containers & Packaging)		260	48,654
Avient Corp. (Chemicals)		5,199	212,431
Ball Corp. (Containers & Packaging)		930	51,271
Celanese Corp. (Chemicals)		490	33,913
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	219	2,059
Corteva, Inc. (Chemicals)		1,893	107,825
Crown Holdings, Inc. (Containers & Packaging)		630	52,095
Dow, Inc. (Chemicals)		2,130	85,477
DuPont de Nemours, Inc. (Chemicals)		552	42,090
Eastman Chemical Co. (Chemicals)		660	60,271
Element Solutions, Inc. (Chemicals)		6,061	154,131
Graphic Packaging Holding Co. (Containers & Packaging)		10,250	278,390
International Flavors & Fragrances, Inc. (Chemicals)		719	60,791
Louisiana-Pacific Corp. (Paper & Forest Products)		510	52,810
LyondellBasell Industries N.V. Class A (Chemicals)		760	56,445
Martin Marietta Materials, Inc. (Construction Materials)		150	77,475
Nucor Corp. (Metals & Mining)		690	80,530
Packaging Corp. of America (Containers & Packaging)		250	56,282
PPG Industries, Inc. (Chemicals)		700	83,615
Sealed Air Corp. (Containers & Packaging)		1,230	41,611
Smurfit WestRock PLC (Containers & Packaging)		1,503	80,951
Steel Dynamics, Inc. (Metals & Mining)		480	54,754
United States Steel Corp. (Metals & Mining)		1,210	41,128
Vulcan Materials Co. (Construction Materials)		320	82,314
			2,044,636
Real Estate–5.3%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		550	53,653
American Homes 4 Rent Class A (Residential REITs)		2,060	77,085
Americold Realty Trust, Inc. (Industrial REITs)		1,890	40,446
AvalonBay Communities, Inc. (Residential REITs)		390	85,788
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
Brixmor Property Group, Inc. (Retail REITs)		2,660	$74,054
Broadstone Net Lease, Inc. (Diversified REITs)		7,471	118,490
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	710	93,216
COPT Defense Properties (Office REITs)		8,170	252,861
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	1,620	115,976
Crown Castle, Inc. (Specialized REITs)		1,180	107,097
CubeSmart (Specialized REITs)		4,101	175,728
Digital Realty Trust, Inc. (Specialized REITs)		920	163,144
Equity LifeStyle Properties, Inc. (Residential REITs)		1,100	73,260
Equity Residential (Residential REITs)		1,070	76,783
Essex Property Trust, Inc. (Residential REITs)		270	77,069
Extra Space Storage, Inc. (Specialized REITs)		569	85,122
First Industrial Realty Trust, Inc. (Industrial REITs)		3,541	177,510
Gaming & Leisure Properties, Inc. (Specialized REITs)		10	482
Healthpeak Properties, Inc. (Health Care REITs)		2,220	44,999
Independence Realty Trust, Inc. (Residential REITs)		14,250	282,720
Invitation Homes, Inc. (Residential REITs)		1,780	56,907
Iron Mountain, Inc. (Specialized REITs)		940	98,803
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	1,211	306,553
Kimco Realty Corp. (Retail REITs)		3,630	85,051
Lineage, Inc. (Industrial REITs)		1,139	66,711
Mid-America Apartment Communities, Inc. (Residential REITs)		480	74,194
Rayonier, Inc. (Specialized REITs)		1,930	50,373
Realty Income Corp. (Retail REITs)		2,360	126,048
Regency Centers Corp. (Retail REITs)		950	70,233
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)		1,732	180,717
SBA Communications Corp. (Specialized REITs)		320	65,216
Simon Property Group, Inc. (Retail REITs)		910	156,711
STAG Industrial, Inc. (Industrial REITs)		6,090	205,964
Ventas, Inc. (Health Care REITs)		1,180	69,490
VICI Properties, Inc. (Specialized REITs)		3,360	98,146
W.P. Carey, Inc. (Diversified REITs)		1,020	55,570
Weyerhaeuser Co. (Specialized REITs)		2,050	57,707
Zillow Group, Inc. Class C (Real Estate Mgmt. & Development)	(a)	1,290	95,524
			4,095,401
Utilities–2.9%
Ameren Corp. (Multi-Utilities)		380	33,873
American Water Works Co., Inc. (Water Utilities)		330	41,082
Atmos Energy Corp. (Gas Utilities)		490	68,242
Brookfield Renewable Corp. (Ind. Power & Renewable Elec.)		110	3,043
CenterPoint Energy, Inc. (Multi-Utilities)		1,940	61,556
CMS Energy Corp. (Multi-Utilities)		880	58,652
Consolidated Edison, Inc. (Multi-Utilities)		810	72,276
DTE Energy Co. (Multi-Utilities)		560	67,620
Edison International (Electric Utilities)		770	61,477
Entergy Corp. (Electric Utilities)		860	65,205
Essential Utilities, Inc. (Water Utilities)		1,620	58,838
Evergy, Inc. (Electric Utilities)		1,160	71,398
Eversource Energy (Electric Utilities)		1,400	80,402
Exelon Corp. (Electric Utilities)		3,020	113,673
FirstEnergy Corp. (Electric Utilities)		2,210	87,914
IDACORP, Inc. (Electric Utilities)		3,050	333,304
OGE Energy Corp. (Electric Utilities)		1,760	72,600
PG&E Corp. (Electric Utilities)		5,776	116,560
Portland General Electric Co. (Electric Utilities)		1,606	70,054
PPL Corp. (Electric Utilities)		1,290	41,873
Public Service Enterprise Group, Inc. (Multi-Utilities)		1,170	98,853
TXNM Energy, Inc. (Electric Utilities)		4,482	220,380
Vistra Corp. (Ind. Power & Renewable Elec.)		1,110	153,036

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)	Shares	Value
Utilities (continued)
WEC Energy Group, Inc. (Multi-Utilities)	930	$87,457
Xcel Energy, Inc. (Electric Utilities)	1,680	113,434
		2,252,802
Total Common Stocks (Cost $68,765,769)		$75,023,508

Exchange Traded Funds–0.5%		Shares	Value
iShares Russell Mid-Cap ETF		4,135	$365,534
Total Exchange Traded Funds (Cost $384,839)			$365,534
Total Investments – 98.4% (Cost $69,150,608)	(b)		$75,389,042
Other Assets in Excess of Liabilities – 1.6%			1,192,183
Net Assets – 100.0%			$76,581,225

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
ETF:	Exchange Traded Fund
NVS:	Non-Voting Shares
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio
Schedule of Investments
December 31, 2024

Common Stocks–99.5%		Shares	Value
Communication Services–9.3%
Alphabet, Inc. Class A (Interactive Media & Svs.)		140,554	$26,606,872
Alphabet, Inc. Class C (Interactive Media & Svs.)		114,520	21,809,189
AT&T, Inc. (Diversified Telecom. Svs.)		172,603	3,930,170
Charter Communications, Inc. Class A (Media)	(a)	2,311	792,142
Comcast Corp. Class A (Media)		91,793	3,444,991
Electronic Arts, Inc. (Entertainment)		5,707	834,934
Fox Corp. Class A (Media)		5,356	260,195
Fox Corp. Class B (Media)		3,187	145,773
Interpublic Group of Cos., Inc. / The (Media)		9,013	252,544
Live Nation Entertainment, Inc. (Entertainment)	(a)	3,794	491,323
Match Group, Inc. (Interactive Media & Svs.)		6,076	198,746
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		52,448	30,708,829
Netflix, Inc. (Entertainment)	(a)	10,285	9,167,226
News Corp. Class A (Media)		9,144	251,826
News Corp. Class B (Media)		2,733	83,165
Omnicom Group, Inc. (Media)		4,605	396,214
Paramount Global Class B (Media)		14,396	150,582
Take-Two Interactive Software, Inc. (Entertainment)	(a)	3,952	727,484
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		11,731	2,589,384
Verizon Communications, Inc. (Diversified Telecom. Svs.)		101,223	4,047,908
Walt Disney Co. / The (Entertainment)		43,569	4,851,408
Warner Bros. Discovery, Inc. (Entertainment)	(a)	54,016	570,949
			112,311,854
Consumer Discretionary–11.2%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	10,395	1,366,007
Amazon.com, Inc. (Broadline Retail)	(a)	225,147	49,395,000
Aptiv PLC (Automobile Components)	(a)	5,687	343,950
AutoZone, Inc. (Specialty Retail)	(a)	406	1,300,012
Best Buy Co., Inc. (Specialty Retail)		4,724	405,319
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		796	3,954,862
BorgWarner, Inc. (Automobile Components)		5,291	168,201
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5,141	171,812
CarMax, Inc. (Specialty Retail)	(a)	3,743	306,028
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	25,134	626,339
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	32,760	1,975,428
D.R. Horton, Inc. (Household Durables)		6,977	975,524
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		2,843	530,760
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	3,675	746,356
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		836	350,919
eBay, Inc. (Broadline Retail)		11,587	717,815
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	(a)	2,972	553,773
Ford Motor Co. (Automobiles)		93,450	925,155
Garmin Ltd. (Household Durables)		3,717	766,668
General Motors Co. (Automobiles)		26,422	1,407,500
Genuine Parts Co. (Distributors)		3,361	392,430
Hasbro, Inc. (Leisure Products)		3,171	177,291
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		5,852	1,446,380
Home Depot, Inc. / The (Specialty Retail)		23,897	9,295,694
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		8,421	432,502
Lennar Corp. Class A (Household Durables)		5,697	776,900
LKQ Corp. (Distributors)		6,280	230,790
Lowe's Cos., Inc. (Specialty Retail)		13,638	3,365,858
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	2,707	1,035,184
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		5,541	$1,545,606
McDonald's Corp. (Hotels, Restaurants & Leisure)		17,237	4,996,834
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	5,475	189,709
Mohawk Industries, Inc. (Household Durables)	(a)	1,267	150,938
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		28,586	2,163,103
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	10,639	273,741
NVR, Inc. (Household Durables)	(a)	74	605,239
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	1,388	1,645,890
Pool Corp. (Distributors)		920	313,665
PulteGroup, Inc. (Household Durables)		4,962	540,362
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		972	224,513
Ross Stores, Inc. (Specialty Retail)		7,956	1,203,504
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		5,942	1,370,760
Starbucks Corp. (Hotels, Restaurants & Leisure)		27,251	2,486,654
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		5,637	368,265
Tesla, Inc. (Automobiles)	(a)	67,188	27,133,202
TJX Cos., Inc. / The (Specialty Retail)		27,132	3,277,817
Tractor Supply Co. (Specialty Retail)		12,800	679,168
Ulta Beauty, Inc. (Specialty Retail)	(a)	1,139	495,385
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		2,238	192,826
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		6,679	896,055
			134,893,693
Consumer Staples–5.5%
Altria Group, Inc. (Tobacco)		40,751	2,130,870
Archer-Daniels-Midland Co. (Food Products)		11,569	584,466
Brown-Forman Corp. Class B (Beverages)		4,406	167,340
Bunge Global SA (Food Products)		3,378	262,673
Church & Dwight Co., Inc. (Household Products)		5,927	620,616
Clorox Co. / The (Household Products)		2,995	486,418
Coca-Cola Co. / The (Beverages)		93,339	5,811,286
Colgate-Palmolive Co. (Household Products)		19,622	1,783,836
Conagra Brands, Inc. (Food Products)		11,549	320,485
Constellation Brands, Inc. Class A (Beverages)		3,732	824,772
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		10,661	9,768,354
Dollar General Corp. (Consumer Staples Distribution & Retail)		5,320	403,362
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	4,889	366,382
Estee Lauder Cos., Inc. / The Class A (Personal Care Products)		5,648	423,487
General Mills, Inc. (Food Products)		13,276	846,611
Hershey Co. / The (Food Products)		3,575	605,426
Hormel Foods Corp. (Food Products)		7,033	220,625
J. M. Smucker Co. / The (Food Products)		2,575	283,559
Kellanova (Food Products)		6,505	526,710
Kenvue, Inc. (Personal Care Products)		45,924	980,477
Keurig Dr Pepper, Inc. (Beverages)		26,930	864,992
Kimberly-Clark Corp. (Household Products)		7,993	1,047,403
Kraft Heinz Co. / The (Food Products)		21,034	645,954
Kroger Co. / The (Consumer Staples Distribution & Retail)		15,943	974,914
Lamb Weston Holdings, Inc. (Food Products)		3,450	230,564
McCormick & Co., Inc. (Food Products)		6,102	465,217
Molson Coors Beverage Co. Class B (Beverages)		4,226	242,234
Mondelez International, Inc. Class A (Food Products)		32,121	1,918,587

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Monster Beverage Corp. (Beverages)	(a)	16,752	$880,485
PepsiCo, Inc. (Beverages)		33,026	5,021,934
Philip Morris International, Inc. (Tobacco)		37,394	4,500,368
Procter & Gamble Co. / The (Household Products)		56,688	9,503,743
Sysco Corp. (Consumer Staples Distribution & Retail)		11,754	898,711
Target Corp. (Consumer Staples Distribution & Retail)		11,057	1,494,685
The Campbell's Company (Food Products)		4,753	199,056
Tyson Foods, Inc. Class A (Food Products)		6,917	397,312
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)		17,360	161,969
Walmart, Inc. (Consumer Staples Distribution & Retail)		104,477	9,439,497
			66,305,380
Energy–3.2%
APA Corp. (Oil, Gas & Consumable Fuels)		8,952	206,702
Baker Hughes Co. (Energy Equip. & Svs.)		23,699	972,133
Chevron Corp. (Oil, Gas & Consumable Fuels)		40,239	5,828,217
ConocoPhillips (Oil, Gas & Consumable Fuels)		31,134	3,087,559
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		17,824	455,225
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		15,894	520,210
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		4,521	740,675
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		13,527	1,658,140
EQT Corp. (Oil, Gas & Consumable Fuels)		14,438	665,736
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		105,799	11,380,798
Halliburton Co. (Energy Equip. & Svs.)		21,256	577,951
Hess Corp. (Oil, Gas & Consumable Fuels)		6,611	879,329
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		46,401	1,271,387
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		7,702	1,074,429
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		16,346	807,656
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		14,037	1,409,315
Phillips 66 (Oil, Gas & Consumable Fuels)		9,904	1,128,363
Schlumberger N.V. (Energy Equip. & Svs.)		33,906	1,299,956
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		5,220	931,770
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)		456	504,318
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		7,576	928,742
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		29,311	1,586,311
			37,914,922
Financials–13.6%
Aflac, Inc. (Insurance)		12,001	1,241,383
Allstate Corp. / The (Insurance)		6,355	1,225,180
American Express Co. (Consumer Finance)		13,390	3,974,018
American International Group, Inc. (Insurance)		14,956	1,088,797
Ameriprise Financial, Inc. (Capital Markets)		2,328	1,239,497
Aon PLC Class A (Insurance)		5,204	1,869,069
Apollo Global Management, Inc. (Financial Services)		10,748	1,775,140
Arch Capital Group Ltd. (Insurance)		8,959	827,364
Arthur J. Gallagher & Co. (Insurance)		6,003	1,703,952
Assurant, Inc. (Insurance)		1,241	264,606
Bank of America Corp. (Banks)		160,663	7,061,139
Bank of New York Mellon Corp. / The (Capital Markets)		17,464	1,341,759
Common Stocks (Continued)		Shares	Value
Financials (continued)
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	44,113	$19,995,541
BlackRock, Inc. (Capital Markets)		3,502	3,589,935
Blackstone, Inc. (Capital Markets)		17,369	2,994,763
Brown & Brown, Inc. (Insurance)		5,742	585,799
Capital One Financial Corp. (Consumer Finance)		9,153	1,632,163
CBOE Global Markets, Inc. (Capital Markets)		2,533	494,948
Charles Schwab Corp. / The (Capital Markets)		35,962	2,661,548
Chubb Ltd. (Insurance)		9,024	2,493,331
Cincinnati Financial Corp. (Insurance)		3,782	543,473
Citigroup, Inc. (Banks)		45,474	3,200,915
Citizens Financial Group, Inc. (Banks)		10,663	466,613
CME Group, Inc. (Capital Markets)		8,669	2,013,202
Corpay, Inc. (Financial Services)	(a)	1,687	570,915
Discover Financial Services (Consumer Finance)		6,018	1,042,498
Erie Indemnity Co. Class A (Insurance)		603	248,575
Everest Group Ltd. (Insurance)		1,040	376,958
FactSet Research Systems, Inc. (Capital Markets)		919	441,377
Fidelity National Information Services, Inc. (Financial Services)		12,903	1,042,175
Fifth Third Bancorp (Banks)		15,991	676,099
Fiserv, Inc. (Financial Services)	(a)	13,686	2,811,378
Franklin Resources, Inc. (Capital Markets)		7,478	151,729
Global Payments, Inc. (Financial Services)		6,069	680,092
Globe Life, Inc. (Insurance)		2,031	226,497
Goldman Sachs Group, Inc. / The (Capital Markets)		7,550	4,323,281
Hartford Financial Services Group, Inc. / The (Insurance)		6,923	757,376
Huntington Bancshares, Inc. (Banks)		35,149	571,874
Intercontinental Exchange, Inc. (Capital Markets)		13,812	2,058,126
Invesco Ltd. (Capital Markets)		10,877	190,130
Jack Henry & Associates, Inc. (Financial Services)		1,765	309,405
JPMorgan Chase & Co. (Banks)		67,748	16,239,873
KeyCorp (Banks)		23,984	411,086
KKR & Co., Inc. (Capital Markets)		16,236	2,401,467
Loews Corp. (Insurance)		4,375	370,519
M&T Bank Corp. (Banks)		3,961	744,708
MarketAxess Holdings, Inc. (Capital Markets)		912	206,148
Marsh & McLennan Cos., Inc. (Insurance)		11,826	2,511,961
Mastercard, Inc. Class A (Financial Services)		19,733	10,390,806
MetLife, Inc. (Insurance)		13,952	1,142,390
Moody's Corp. (Capital Markets)		3,747	1,773,717
Morgan Stanley (Capital Markets)		29,840	3,751,485
MSCI, Inc. (Capital Markets)		1,880	1,128,019
Nasdaq, Inc. (Capital Markets)		10,013	774,105
Northern Trust Corp. (Capital Markets)		4,796	491,590
PayPal Holdings, Inc. (Financial Services)	(a)	24,098	2,056,764
PNC Financial Services Group, Inc. / The (Banks)		9,540	1,839,789
Principal Financial Group, Inc. (Insurance)		5,092	394,172
Progressive Corp. / The (Insurance)		14,102	3,378,980
Prudential Financial, Inc. (Insurance)		8,531	1,011,179
Raymond James Financial, Inc. (Capital Markets)		4,363	677,705
Regions Financial Corp. (Banks)		21,988	517,158
S&P Global, Inc. (Capital Markets)		7,639	3,804,451
State Street Corp. (Capital Markets)		7,093	696,178
Synchrony Financial (Consumer Finance)		9,420	612,300
T. Rowe Price Group, Inc. (Capital Markets)		5,376	607,972
Travelers Cos., Inc. / The (Insurance)		5,452	1,313,332
Truist Financial Corp. (Banks)		31,831	1,380,829
U.S. Bancorp (Banks)		37,464	1,791,903
Visa, Inc. (Financial Services)		41,587	13,143,155
W. R. Berkley Corp. (Insurance)		7,283	426,201

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
Financials (continued)
Wells Fargo & Co. (Banks)		80,105	$5,626,575
Willis Towers Watson PLC (Insurance)		2,437	763,366
			163,142,503
Health Care–10.0%
Abbott Laboratories (Health Care Equip. & Supplies)		41,723	4,719,289
AbbVie, Inc. (Biotechnology)		42,515	7,554,916
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		6,878	923,991
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	1,698	354,050
Amgen, Inc. (Biotechnology)		12,927	3,369,293
Baxter International, Inc. (Health Care Equip. & Supplies)		12,355	360,272
Becton Dickinson & Co. (Health Care Equip. & Supplies)		6,941	1,574,705
Biogen, Inc. (Biotechnology)	(a)	3,526	539,196
Bio-Techne Corp. (Life Sciences Tools & Svs.)		3,845	276,955
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	35,462	3,167,466
Bristol-Myers Squibb Co. (Pharmaceuticals)		48,765	2,758,148
Cardinal Health, Inc. (Health Care Providers & Svs.)		5,855	692,471
Cencora, Inc. (Health Care Providers & Svs.)		4,199	943,431
Centene Corp. (Health Care Providers & Svs.)	(a)	12,216	740,045
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	1,237	228,350
Cigna Group / The (Health Care Providers & Svs.)		6,685	1,845,996
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)	(a)	4,819	443,011
CVS Health Corp. (Health Care Providers & Svs.)		30,224	1,356,755
Danaher Corp. (Life Sciences Tools & Svs.)		15,455	3,547,695
DaVita, Inc. (Health Care Providers & Svs.)	(a)	1,091	163,159
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	9,451	735,004
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	14,139	1,046,710
Elevance Health, Inc. (Health Care Providers & Svs.)		5,571	2,055,142
Eli Lilly & Co. (Pharmaceuticals)		18,956	14,634,032
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		10,929	854,429
Gilead Sciences, Inc. (Biotechnology)		29,975	2,768,791
HCA Healthcare, Inc. (Health Care Providers & Svs.)		4,380	1,314,657
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	3,017	208,776
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	5,620	405,146
Humana, Inc. (Health Care Providers & Svs.)		2,913	739,057
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,957	809,102
Incyte Corp. (Biotechnology)	(a)	3,869	267,232
Insulet Corp. (Health Care Equip. & Supplies)	(a)	1,697	443,036
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	8,568	4,472,153
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	4,122	810,014
Johnson & Johnson (Pharmaceuticals)		57,930	8,377,837
Labcorp Holdings, Inc. (Health Care Providers & Svs.)		2,024	464,144
McKesson Corp. (Health Care Providers & Svs.)		3,054	1,740,505
Medtronic PLC (Health Care Equip. & Supplies)		30,817	2,461,662
Merck & Co., Inc. (Pharmaceuticals)		60,850	6,053,358
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	511	625,300
Moderna, Inc. (Biotechnology)	(a)	8,194	340,707
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	1,384	$402,813
Pfizer, Inc. (Pharmaceuticals)		136,225	3,614,049
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2,701	407,473
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	2,529	1,801,483
ResMed, Inc. (Health Care Equip. & Supplies)		3,509	802,473
Revvity, Inc. (Life Sciences Tools & Svs.)		2,945	328,691
Solventum Corp. (Health Care Equip. & Supplies)	(a)	3,344	220,905
STERIS PLC (Health Care Equip. & Supplies)		2,388	490,877
Stryker Corp. (Health Care Equip. & Supplies)		8,251	2,970,773
Teleflex, Inc. (Health Care Equip. & Supplies)		1,124	200,050
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		9,195	4,783,515
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		22,140	11,199,740
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		1,421	254,956
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	6,192	2,493,518
Viatris, Inc. (Pharmaceuticals)		28,881	359,568
Waters Corp. (Life Sciences Tools & Svs.)	(a)	1,437	533,098
West Pharmaceutical Services, Inc. (Life Sciences Tools & Svs.)		1,752	573,885
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		4,817	508,820
Zoetis, Inc. (Pharmaceuticals)		10,843	1,766,650
			120,899,325
Industrials–8.1%
3M Co. (Industrial Conglomerates)		13,092	1,690,046
A. O. Smith Corp. (Building Products)		2,882	196,581
Allegion PLC (Building Products)		2,103	274,820
AMETEK, Inc. (Electrical Equip.)		5,542	999,001
Automatic Data Processing, Inc. (Professional Svs.)		9,822	2,875,194
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	1,737	1,032,334
Boeing Co. / The (Aerospace & Defense)	(a)	17,976	3,181,752
Broadridge Financial Solutions, Inc. (Professional Svs.)		2,828	639,382
Builders FirstSource, Inc. (Building Products)	(a)	2,785	398,060
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		2,860	295,495
Carrier Global Corp. (Building Products)		20,045	1,368,272
Caterpillar, Inc. (Machinery)		11,617	4,214,183
Cintas Corp. (Commercial Svs. & Supplies)		8,240	1,505,448
Copart, Inc. (Commercial Svs. & Supplies)	(a)	21,041	1,207,543
CSX Corp. (Ground Transportation)		46,352	1,495,779
Cummins, Inc. (Machinery)		3,291	1,147,243
Dayforce, Inc. (Professional Svs.)	(a)	3,816	277,194
Deere & Co. (Machinery)		6,121	2,593,468
Delta Air Lines, Inc. (Passenger Airlines)		15,513	938,536
Dover Corp. (Machinery)		3,319	622,644
Eaton Corp. PLC (Electrical Equip.)		9,512	3,156,747
Emerson Electric Co. (Electrical Equip.)		13,717	1,699,948
Equifax, Inc. (Professional Svs.)		2,960	754,356
Expeditors International of Washington, Inc. (Air Freight & Logistics)		3,387	375,178
Fastenal Co. (Trading Companies & Distributors)		13,724	986,893
FedEx Corp. (Air Freight & Logistics)		5,399	1,518,901
Fortive Corp. (Machinery)		8,394	629,550
GE Vernova, Inc. (Electrical Equip.)		6,632	2,181,464
Generac Holdings, Inc. (Electrical Equip.)	(a)	1,440	223,272
General Dynamics Corp. (Aerospace & Defense)		6,206	1,635,219
General Electric Co. (Aerospace & Defense)		26,040	4,343,212
Honeywell International, Inc. (Industrial Conglomerates)		15,636	3,532,016

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Howmet Aerospace, Inc. (Aerospace & Defense)		9,740	$1,065,264
Hubbell, Inc. (Electrical Equip.)		1,299	544,138
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		947	178,955
IDEX Corp. (Machinery)		1,832	383,419
Illinois Tool Works, Inc. (Machinery)		6,464	1,639,012
Ingersoll Rand, Inc. (Machinery)		9,751	882,075
J.B. Hunt Transport Services, Inc. (Ground Transportation)		1,927	328,862
Jacobs Solutions, Inc. (Professional Svs.)		3,006	401,662
Johnson Controls International PLC (Building Products)		16,039	1,265,958
L3Harris Technologies, Inc. (Aerospace & Defense)		4,542	955,092
Leidos Holdings, Inc. (Professional Svs.)		3,229	465,170
Lennox International, Inc. (Building Products)		776	472,817
Lockheed Martin Corp. (Aerospace & Defense)		5,079	2,468,089
Masco Corp. (Building Products)		5,221	378,888
Nordson Corp. (Machinery)		1,315	275,151
Norfolk Southern Corp. (Ground Transportation)		5,431	1,274,656
Northrop Grumman Corp. (Aerospace & Defense)		3,293	1,545,372
Old Dominion Freight Line, Inc. (Ground Transportation)		4,491	792,212
Otis Worldwide Corp. (Machinery)		9,559	885,259
PACCAR, Inc. (Machinery)		12,590	1,309,612
Parker-Hannifin Corp. (Machinery)		3,098	1,970,421
Paychex, Inc. (Professional Svs.)		7,679	1,076,749
Paycom Software, Inc. (Professional Svs.)		1,176	241,045
Pentair PLC (Machinery)		3,998	402,359
Quanta Services, Inc. (Construction & Engineering)		3,541	1,119,133
Republic Services, Inc. (Commercial Svs. & Supplies)		4,876	980,954
Rockwell Automation, Inc. (Electrical Equip.)		2,698	771,061
Rollins, Inc. (Commercial Svs. & Supplies)		6,797	315,041
RTX Corp. (Aerospace & Defense)		32,058	3,709,752
Snap-on, Inc. (Machinery)		1,270	431,140
Southwest Airlines Co. (Passenger Airlines)		14,512	487,893
Stanley Black & Decker, Inc. (Machinery)		3,730	299,482
Textron, Inc. (Aerospace & Defense)		4,489	343,364
Trane Technologies PLC (Building Products)		5,418	2,001,138
TransDigm Group, Inc. (Aerospace & Defense)		1,352	1,713,362
Uber Technologies, Inc. (Ground Transportation)	(a)	50,651	3,055,268
Union Pacific Corp. (Ground Transportation)		14,597	3,328,700
United Airlines Holdings, Inc. (Passenger Airlines)	(a)	7,958	772,722
United Parcel Service, Inc. Class B (Air Freight & Logistics)		17,567	2,215,199
United Rentals, Inc. (Trading Companies & Distributors)		1,574	1,108,788
Veralto Corp. (Commercial Svs. & Supplies)		5,984	609,470
Verisk Analytics, Inc. (Professional Svs.)		3,381	931,229
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,063	1,120,455
Waste Management, Inc. (Commercial Svs. & Supplies)		8,788	1,773,330
Westinghouse Air Brake Technologies Corp. (Machinery)		4,107	778,646
Xylem, Inc. (Machinery)		5,878	681,966
			97,740,061
Information Technology–32.3%
Accenture PLC Class A (IT Svs.)		15,032	5,288,107
Adobe, Inc. (Software)	(a)	10,589	4,708,717
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	39,031	4,714,554
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Akamai Technologies, Inc. (IT Svs.)	(a)	3,635	$347,688
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		28,967	2,011,758
Analog Devices, Inc. (Semiconductors & Equip.)		11,937	2,536,135
ANSYS, Inc. (Software)	(a)	2,087	704,008
Apple, Inc. (Tech. Hardware, Storage & Periph.)		363,671	91,070,492
Applied Materials, Inc. (Semiconductors & Equip.)		19,825	3,224,140
Arista Networks, Inc. (Communications Equip.)	(a)	24,840	2,745,565
Autodesk, Inc. (Software)	(a)	5,168	1,527,506
Broadcom, Inc. (Semiconductors & Equip.)		112,367	26,051,165
Cadence Design Systems, Inc. (Software)	(a)	6,595	1,981,534
CDW Corp. (Electronic Equip., Instr. & Comp.)		3,224	561,105
Cisco Systems, Inc. (Communications Equip.)		95,898	5,677,162
Cognizant Technology Solutions Corp. Class A (IT Svs.)		11,872	912,957
Corning, Inc. (Electronic Equip., Instr. & Comp.)		18,437	876,126
Crowdstrike Holdings, Inc. Class A (Software)	(a)	5,596	1,914,727
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		7,347	846,668
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	3,269	224,515
EPAM Systems, Inc. (IT Svs.)	(a)	1,372	320,801
F5, Inc. (Communications Equip.)	(a)	1,405	353,315
Fair Isaac Corp. (Software)	(a)	584	1,162,703
First Solar, Inc. (Semiconductors & Equip.)	(a)	2,590	456,462
Fortinet, Inc. (Software)	(a)	15,289	1,444,505
Gartner, Inc. (IT Svs.)	(a)	1,845	893,847
Gen Digital, Inc. (Software)		13,122	359,280
GoDaddy, Inc. Class A (IT Svs.)	(a)	3,397	670,466
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		31,423	670,881
HP, Inc. (Tech. Hardware, Storage & Periph.)		23,018	751,077
Intel Corp. (Semiconductors & Equip.)		103,679	2,078,764
International Business Machines Corp. (IT Svs.)		22,247	4,890,558
Intuit, Inc. (Software)		6,743	4,237,976
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		2,730	392,847
Juniper Networks, Inc. (Communications Equip.)		8,009	299,937
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,199	674,485
KLA Corp. (Semiconductors & Equip.)		3,215	2,025,836
Lam Research Corp. (Semiconductors & Equip.)		30,925	2,233,713
Microchip Technology, Inc. (Semiconductors & Equip.)		12,823	735,399
Micron Technology, Inc. (Semiconductors & Equip.)		26,663	2,243,958
Microsoft Corp. (Software)		178,885	75,400,027
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		1,180	698,206
Motorola Solutions, Inc. (Communications Equip.)		4,022	1,859,089
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		4,955	575,176
NVIDIA Corp. (Semiconductors & Equip.)		590,161	79,252,721
NXP Semiconductors N.V. (Semiconductors & Equip.)		6,102	1,268,301
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	10,303	649,604
Oracle Corp. (Software)		38,676	6,444,969
Palantir Technologies, Inc. Class A (Software)	(a)	49,315	3,729,693
Palo Alto Networks, Inc. (Software)	(a)	15,744	2,864,778
PTC, Inc. (Software)	(a)	2,907	534,510
QUALCOMM, Inc. (Semiconductors & Equip.)		26,721	4,104,880
Roper Technologies, Inc. (Software)		2,576	1,339,134
Salesforce, Inc. (Software)		23,001	7,689,924

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Seagate Technology Holdings PLC (Tech. Hardware, Storage & Periph.)		5,118	$441,735
ServiceNow, Inc. (Software)	(a)	4,956	5,253,955
Skyworks Solutions, Inc. (Semiconductors & Equip.)		3,864	342,660
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	12,185	371,399
Synopsys, Inc. (Software)	(a)	3,693	1,792,434
TE Connectivity PLC (Electronic Equip., Instr. & Comp.)		7,166	1,024,523
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,128	523,539
Teradyne, Inc. (Semiconductors & Equip.)		3,941	496,251
Texas Instruments, Inc. (Semiconductors & Equip.)		21,946	4,115,094
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,909	417,530
Tyler Technologies, Inc. (Software)	(a)	1,036	597,399
VeriSign, Inc. (IT Svs.)	(a)	2,000	413,920
Western Digital Corp. (Tech. Hardware, Storage & Periph.)	(a)	8,364	498,745
Workday, Inc. Class A (Software)	(a)	5,116	1,320,081
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	1,248	482,003
			389,323,719
Materials–1.9%
Air Products & Chemicals, Inc. (Chemicals)		5,343	1,549,684
Albemarle Corp. (Chemicals)		2,844	244,811
Amcor PLC (Containers & Packaging)		34,973	329,096
Avery Dennison Corp. (Containers & Packaging)		1,944	363,781
Ball Corp. (Containers & Packaging)		7,221	398,094
Celanese Corp. (Chemicals)		2,645	183,060
CF Industries Holdings, Inc. (Chemicals)		4,210	359,197
Corteva, Inc. (Chemicals)		16,455	937,277
Dow, Inc. (Chemicals)		16,659	668,526
DuPont de Nemours, Inc. (Chemicals)		9,983	761,204
Eastman Chemical Co. (Chemicals)		2,805	256,153
Ecolab, Inc. (Chemicals)		6,056	1,419,042
FMC Corp. (Chemicals)		3,021	146,851
Freeport-McMoRan, Inc. (Metals & Mining)		34,514	1,314,293
International Flavors & Fragrances, Inc. (Chemicals)		6,187	523,111
International Paper Co. (Containers & Packaging)		8,406	452,411
Linde PLC (Chemicals)		11,461	4,798,377
LyondellBasell Industries N.V. Class A (Chemicals)		6,286	466,861
Martin Marietta Materials, Inc. (Construction Materials)		1,460	754,090
Mosaic Co. / The (Chemicals)		7,686	188,922
Newmont Corp. (Metals & Mining)		27,284	1,015,510
Nucor Corp. (Metals & Mining)		5,682	663,146
Packaging Corp. of America (Containers & Packaging)		2,157	485,605
PPG Industries, Inc. (Chemicals)		5,531	660,678
Sherwin-Williams Co. / The (Chemicals)		5,570	1,893,410
Smurfit WestRock PLC (Containers & Packaging)		11,957	644,004
Steel Dynamics, Inc. (Metals & Mining)		3,426	390,804
Vulcan Materials Co. (Construction Materials)		3,158	812,332
			22,680,330
Real Estate–2.1%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		3,764	367,178
American Tower Corp. (Specialized REITs)		11,224	2,058,594
AvalonBay Communities, Inc. (Residential REITs)		3,392	746,138
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
BXP, Inc. (Office REITs)		3,520	$261,747
Camden Property Trust (Residential REITs)		2,581	299,499
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	7,195	944,632
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	9,920	710,173
Crown Castle, Inc. (Specialized REITs)		10,392	943,178
Digital Realty Trust, Inc. (Specialized REITs)		7,489	1,328,024
Equinix, Inc. (Specialized REITs)		2,321	2,188,448
Equity Residential (Residential REITs)		8,261	592,809
Essex Property Trust, Inc. (Residential REITs)		1,555	443,859
Extra Space Storage, Inc. (Specialized REITs)		5,129	767,298
Federal Realty Investment Trust (Retail REITs)		1,850	207,108
Healthpeak Properties, Inc. (Health Care REITs)		16,925	343,070
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)		16,913	296,316
Invitation Homes, Inc. (Residential REITs)		13,784	440,674
Iron Mountain, Inc. (Specialized REITs)		7,101	746,386
Kimco Realty Corp. (Retail REITs)		16,312	382,190
Mid-America Apartment Communities, Inc. (Residential REITs)		2,828	437,124
Prologis, Inc. (Industrial REITs)		22,250	2,351,825
Public Storage (Specialized REITs)		3,779	1,131,584
Realty Income Corp. (Retail REITs)		20,977	1,120,382
Regency Centers Corp. (Retail REITs)		3,953	292,245
SBA Communications Corp. (Specialized REITs)		2,602	530,288
Simon Property Group, Inc. (Retail REITs)		7,363	1,267,982
UDR, Inc. (Residential REITs)		7,265	315,374
Ventas, Inc. (Health Care REITs)		10,150	597,734
VICI Properties, Inc. (Specialized REITs)		25,162	734,982
Welltower, Inc. (Health Care REITs)		14,234	1,793,911
Weyerhaeuser Co. (Specialized REITs)		17,581	494,905
			25,135,657
Utilities–2.3%
AES Corp. / The (Ind. Power & Renewable Elec.)		17,206	221,441
Alliant Energy Corp. (Electric Utilities)		6,209	367,200
Ameren Corp. (Multi-Utilities)		6,458	575,666
American Electric Power Co., Inc. (Electric Utilities)		12,779	1,178,607
American Water Works Co., Inc. (Water Utilities)		4,715	586,970
Atmos Energy Corp. (Gas Utilities)		3,756	523,098
CenterPoint Energy, Inc. (Multi-Utilities)		15,769	500,351
CMS Energy Corp. (Multi-Utilities)		7,229	481,813
Consolidated Edison, Inc. (Multi-Utilities)		8,270	737,932
Constellation Energy Corp. (Electric Utilities)		7,523	1,682,970
Dominion Energy, Inc. (Multi-Utilities)		20,141	1,084,794
DTE Energy Co. (Multi-Utilities)		5,011	605,078
Duke Energy Corp. (Electric Utilities)		18,601	2,004,072
Edison International (Electric Utilities)		9,243	737,961
Entergy Corp. (Electric Utilities)		10,243	776,624
Evergy, Inc. (Electric Utilities)		5,565	342,526
Eversource Energy (Electric Utilities)		8,866	509,175
Exelon Corp. (Electric Utilities)		24,047	905,129
FirstEnergy Corp. (Electric Utilities)		12,412	493,750
NextEra Energy, Inc. (Electric Utilities)		49,496	3,548,368
NiSource, Inc. (Multi-Utilities)		11,295	415,204
NRG Energy, Inc. (Electric Utilities)		4,901	442,168
PG&E Corp. (Electric Utilities)		52,404	1,057,513
Pinnacle West Capital Corp. (Electric Utilities)		2,751	233,202
PPL Corp. (Electric Utilities)		17,856	579,606
Public Service Enterprise Group, Inc. (Multi-Utilities)		11,937	1,008,557
Sempra (Multi-Utilities)		15,213	1,334,485
Southern Co. / The (Electric Utilities)		26,394	2,172,754

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)	Shares	Value
Utilities (continued)
Vistra Corp. (Ind. Power & Renewable Elec.)	8,160	$1,125,019
WEC Energy Group, Inc. (Multi-Utilities)	7,655	719,876
Xcel Energy, Inc. (Electric Utilities)	13,748	928,265
		27,880,174
Total Common Stocks (Cost $647,632,626)		$1,198,227,618

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	02/20/2025	$316,000	$314,204
Total U.S. Treasury Obligations (Cost $314,062)					$314,204
Total Investments – 99.5% (Cost $647,946,688)				(c)	$1,198,541,822
Other Assets in Excess of Liabilities – 0.5%				(b)	6,242,055
Net Assets – 100.0%					$1,204,783,877

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)
Security is fully pledged, in addition to $238,114 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at December 31, 2024. See also the following Schedule of Open Futures Contracts.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
December 31, 2024

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	36	March 21, 2025	$10,720,722	$10,684,350	$(36,372)	$9,600
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Value Portfolio
Schedule of Investments
December 31, 2024

Common Stocks–97.0%		Shares	Value
Communication Services–4.8%
Alphabet, Inc. Class A (Interactive Media & Svs.)		9,206	$1,742,696
AT&T, Inc. (Diversified Telecom. Svs.)		59,666	1,358,595
Comcast Corp. Class A (Media)		80,436	3,018,761
Fox Corp. Class A (Media)		42,463	2,062,852
Fox Corp. Class B (Media)		1,022	46,746
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		1,192	697,928
Verizon Communications, Inc. (Diversified Telecom. Svs.)		9,687	387,383
			9,314,961
Consumer Discretionary–6.3%
Amazon.com, Inc. (Broadline Retail)	(a)	6,057	1,328,845
Bath & Body Works, Inc. (Specialty Retail)		5,772	223,780
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		115	571,368
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	8,550	285,741
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	31,181	777,031
D.R. Horton, Inc. (Household Durables)		8,396	1,173,929
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	1,236	251,019
Dick's Sporting Goods, Inc. (Specialty Retail)		1,230	281,473
General Motors Co. (Automobiles)		10,795	575,050
Home Depot, Inc. / The (Specialty Retail)		3,921	1,525,230
Lowe's Cos., Inc. (Specialty Retail)		3,218	794,202
McDonald's Corp. (Hotels, Restaurants & Leisure)		942	273,076
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		4,567	345,585
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		4,462	805,079
TJX Cos., Inc. / The (Specialty Retail)		8,039	971,192
Toll Brothers, Inc. (Household Durables)		12,665	1,595,157
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	1,474	10,996
Wingstop, Inc. (Hotels, Restaurants & Leisure)		881	250,380
			12,039,133
Consumer Staples–6.9%
Altria Group, Inc. (Tobacco)		21,665	1,132,863
Colgate-Palmolive Co. (Household Products)		16,138	1,467,106
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		800	733,016
Hershey Co. / The (Food Products)		2,793	472,994
Kimberly-Clark Corp. (Household Products)		13,398	1,755,674
Kroger Co. / The (Consumer Staples Distribution & Retail)		20,249	1,238,226
Philip Morris International, Inc. (Tobacco)		7,456	897,330
Procter & Gamble Co. / The (Household Products)		6,837	1,146,223
Walmart, Inc. (Consumer Staples Distribution & Retail)		49,246	4,449,376
			13,292,808
Energy–5.8%
Chevron Corp. (Oil, Gas & Consumable Fuels)		16,778	2,430,125
ConocoPhillips (Oil, Gas & Consumable Fuels)		17,639	1,749,260
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		30,115	985,664
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		21,544	2,317,488
Halliburton Co. (Energy Equip. & Svs.)		41,014	1,115,171
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		10,377	1,447,591
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		9,147	1,121,331
			11,166,630
Common Stocks (Continued)		Shares	Value
Financials–24.2%
Allstate Corp. / The (Insurance)		10,129	$1,952,770
Bank of America Corp. (Banks)		79,780	3,506,331
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	10,205	4,625,722
Brown & Brown, Inc. (Insurance)		8,658	883,289
Charles Schwab Corp. / The (Capital Markets)		3,594	265,992
Citigroup, Inc. (Banks)		28,222	1,986,547
Citizens Financial Group, Inc. (Banks)		32,714	1,431,565
CME Group, Inc. (Capital Markets)		11,682	2,712,911
Interactive Brokers Group, Inc. Class A (Capital Markets)		2,991	528,420
Intercontinental Exchange, Inc. (Capital Markets)		10,739	1,600,218
Invesco Ltd. (Capital Markets)		119,880	2,095,502
JPMorgan Chase & Co. (Banks)		21,817	5,229,756
Marsh & McLennan Cos., Inc. (Insurance)		9,548	2,028,091
Mastercard, Inc. Class A (Financial Services)		3,454	1,818,773
Morgan Stanley (Capital Markets)		15,199	1,910,818
Nasdaq, Inc. (Capital Markets)		11,936	922,772
OneMain Holdings, Inc. (Consumer Finance)		15,827	825,062
PNC Financial Services Group, Inc. / The (Banks)		10,542	2,033,025
Progressive Corp. / The (Insurance)		3,520	843,427
Reinsurance Group of America, Inc. (Insurance)		8,510	1,817,991
S&P Global, Inc. (Capital Markets)		3,935	1,959,748
State Street Corp. (Capital Markets)		4,797	470,826
Unum Group (Insurance)		27,415	2,002,117
Visa, Inc. (Financial Services)		6,482	2,048,571
Wells Fargo & Co. (Banks)		15,216	1,068,772
			46,569,016
Health Care–13.9%
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		3,849	517,075
Amgen, Inc. (Biotechnology)		1,275	332,316
Biogen, Inc. (Biotechnology)	(a)	9,259	1,415,886
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	10,589	696,015
Blueprint Medicines Corp. (Biotechnology)	(a)	5,941	518,174
Bristol-Myers Squibb Co. (Pharmaceuticals)		15,180	858,581
Cardinal Health, Inc. (Health Care Providers & Svs.)		4,999	591,232
Centene Corp. (Health Care Providers & Svs.)	(a)	16,050	972,309
Cigna Group / The (Health Care Providers & Svs.)		2,591	715,479
Elevance Health, Inc. (Health Care Providers & Svs.)		3,854	1,421,741
Gilead Sciences, Inc. (Biotechnology)		17,076	1,577,310
HCA Healthcare, Inc. (Health Care Providers & Svs.)		4,499	1,350,375
Ionis Pharmaceuticals, Inc. (Biotechnology)	(a)	8,292	289,888
Johnson & Johnson (Pharmaceuticals)		11,216	1,622,058
Medtronic PLC (Health Care Equip. & Supplies)		33,806	2,700,423
Natera, Inc. (Biotechnology)	(a)	3,559	563,390
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	4,977	679,361
Pfizer, Inc. (Pharmaceuticals)		85,615	2,271,366
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	556	396,055
Septerna, Inc. (Pharmaceuticals)	(a)	1,758	40,258
Stryker Corp. (Health Care Equip. & Supplies)		7,544	2,716,217
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		4,023	2,092,885
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		4,090	2,068,967
Zoetis, Inc. (Pharmaceuticals)		2,591	422,152
			26,829,513

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
Industrials–15.1%
3M Co. (Industrial Conglomerates)		4,688	$605,174
AECOM (Construction & Engineering)		10,487	1,120,221
AMETEK, Inc. (Electrical Equip.)		6,295	1,134,737
Caterpillar, Inc. (Machinery)		2,974	1,078,848
Cintas Corp. (Commercial Svs. & Supplies)		10,528	1,923,466
Comfort Systems U.S.A., Inc. (Construction & Engineering)		1,503	637,362
CSX Corp. (Ground Transportation)		17,424	562,272
Delta Air Lines, Inc. (Passenger Airlines)		3,500	211,750
Eaton Corp. PLC (Electrical Equip.)		9,043	3,001,100
EMCOR Group, Inc. (Construction & Engineering)		959	435,290
Expeditors International of Washington, Inc. (Air Freight & Logistics)		14,448	1,600,405
Ferguson Enterprises, Inc. (Trading Companies & Distributors)		2,787	483,740
Flowserve Corp. (Machinery)		10,189	586,071
General Dynamics Corp. (Aerospace & Defense)		1,891	498,260
HEICO Corp. Class A (Aerospace & Defense)		2,465	458,687
Illinois Tool Works, Inc. (Machinery)		3,942	999,533
Lockheed Martin Corp. (Aerospace & Defense)		3,405	1,654,626
MasTec, Inc. (Construction & Engineering)	(a)	2,831	385,412
Northrop Grumman Corp. (Aerospace & Defense)		4,702	2,206,602
Oshkosh Corp. (Machinery)		15,472	1,470,923
Parker-Hannifin Corp. (Machinery)		3,051	1,940,528
RTX Corp. (Aerospace & Defense)		8,380	969,734
Trane Technologies PLC (Building Products)		4,708	1,738,900
Uber Technologies, Inc. (Ground Transportation)	(a)	11,573	698,083
W.W. Grainger, Inc. (Trading Companies & Distributors)		505	532,295
Waste Management, Inc. (Commercial Svs. & Supplies)		6,500	1,311,635
Xylem, Inc. (Machinery)		6,934	804,483
			29,050,137
Information Technology–9.5%
Accenture PLC Class A (IT Svs.)		4,994	1,756,839
Adobe, Inc. (Software)	(a)	1,753	779,524
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		5,434	377,391
Apple, Inc. (Tech. Hardware, Storage & Periph.)		6,957	1,742,172
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	14,816	568,786
Fortinet, Inc. (Software)	(a)	8,896	840,494
Intel Corp. (Semiconductors & Equip.)		32,451	650,643
Juniper Networks, Inc. (Communications Equip.)		2,470	92,502
Lam Research Corp. (Semiconductors & Equip.)		12,906	932,200
Manhattan Associates, Inc. (Software)	(a)	2,819	761,807
Micron Technology, Inc. (Semiconductors & Equip.)		16,266	1,368,947
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Microsoft Corp. (Software)		4,832	$2,036,688
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		666	394,072
Motorola Solutions, Inc. (Communications Equip.)		3,629	1,677,433
NVIDIA Corp. (Semiconductors & Equip.)		6,966	935,464
QUALCOMM, Inc. (Semiconductors & Equip.)		11,025	1,693,660
ServiceTitan, Inc. Class A (Software)	(a)	338	34,770
TE Connectivity PLC (Electronic Equip., Instr. & Comp.)		9,736	1,391,956
Texas Instruments, Inc. (Semiconductors & Equip.)		1,186	222,387
			18,257,735
Materials–3.5%
Crown Holdings, Inc. (Containers & Packaging)		2,201	182,001
Ecolab, Inc. (Chemicals)		5,858	1,372,647
Freeport-McMoRan, Inc. (Metals & Mining)		19,393	738,485
Huntsman Corp. (Chemicals)		31,420	566,503
LyondellBasell Industries N.V. Class A (Chemicals)		12,112	899,558
Mosaic Co. / The (Chemicals)		32,990	810,894
Nucor Corp. (Metals & Mining)		8,300	968,693
Packaging Corp. of America (Containers & Packaging)		3,970	893,766
Westlake Corp. (Chemicals)		3,097	355,071
			6,787,618
Real Estate–3.6%
Camden Property Trust (Residential REITs)		10,412	1,208,208
First Industrial Realty Trust, Inc. (Industrial REITs)		17,822	893,417
Kimco Realty Corp. (Retail REITs)		50,950	1,193,758
Prologis, Inc. (Industrial REITs)		3,360	355,152
Simon Property Group, Inc. (Retail REITs)		13,819	2,379,770
Ventas, Inc. (Health Care REITs)		13,957	821,928
			6,852,233
Utilities–3.4%
CMS Energy Corp. (Multi-Utilities)		27,349	1,822,811
Exelon Corp. (Electric Utilities)		35,559	1,338,441
NextEra Energy, Inc. (Electric Utilities)		3,916	280,738
OGE Energy Corp. (Electric Utilities)		49,329	2,034,821
Pinnacle West Capital Corp. (Electric Utilities)		3,279	277,961
PPL Corp. (Electric Utilities)		26,144	848,634
			6,603,406
Total Common Stocks (Cost $173,434,757)			$186,763,190
Total Investments – 97.0% (Cost $173,434,757)	(b)		$186,763,190
Other Assets in Excess of Liabilities – 3.0%	(c)		5,854,036
Net Assets – 100.0%			$192,617,226

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(c)	Includes $167,802 of cash pledged as collateral for the futures contracts outstanding at December 31, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Value Portfolio (Continued)
 Schedule of Open Futures Contracts
December 31, 2024

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	10	March 21, 2025	$3,071,311	$2,967,875	$(103,436)	$(1,685)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio
Schedule of Investments
December 31, 2024

Corporate Bonds–98.2%		Rate	Maturity	Face Amount	Value
Communication Services–8.9%
Cars.com, Inc. (Interactive Media & Svs.)	(a)	6.375%	11/01/2028	$300,000	$298,155
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.125%	05/01/2027	200,000	196,524
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.000%	02/01/2028	650,000	626,531
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.375%	06/01/2029	125,000	119,429
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.750%	03/01/2030	1,075,000	981,654
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	08/15/2030	250,000	224,399
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	7.375%	03/01/2031	325,000	331,332
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	06/01/2033	200,000	168,278
CSC Holdings LLC (Media)	(a)	5.500%	04/15/2027	500,000	447,500
CSC Holdings LLC (Media)	(a)	4.125%	12/01/2030	400,000	287,345
CSC Holdings LLC (Media)	(a)	4.625%	12/01/2030	125,000	65,307
CSC Holdings LLC (Media)	(a)	3.375%	02/15/2031	200,000	140,282
CSC Holdings LLC (Media)	(a)	4.500%	11/15/2031	150,000	108,005
DISH DBS Corp. (Media)		7.375%	07/01/2028	100,000	71,574
DISH DBS Corp. (Media)		5.125%	06/01/2029	325,000	208,107
Gray Television, Inc. (Media)	(a)	5.375%	11/15/2031	175,000	93,304
Lamar Media Corp. (Media)		4.875%	01/15/2029	150,000	144,104
Lamar Media Corp. (Media)		3.625%	01/15/2031	100,000	88,011
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	5.000%	12/15/2027	200,000	193,427
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.625%	06/01/2028	75,000	71,421
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.125%	08/01/2030	275,000	243,584
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	3.625%	10/01/2031	150,000	128,003
Nexstar Media, Inc. (Media)	(a)	4.750%	11/01/2028	250,000	233,095
Sinclair Television Group, Inc. (Media)	(a)	5.500%	03/01/2030	150,000	101,250
Sirius XM Radio LLC (Media)	(a)	3.125%	09/01/2026	225,000	216,125
Sirius XM Radio LLC (Media)	(a)	5.000%	08/01/2027	75,000	72,940
Sirius XM Radio LLC (Media)	(a)	4.000%	07/15/2028	200,000	184,271
Sirius XM Radio LLC (Media)	(a)	4.125%	07/01/2030	325,000	283,643
Sirius XM Radio LLC (Media)	(a)	3.875%	09/01/2031	350,000	292,873
Stagwell Global LLC (Media)	(a)	5.625%	08/15/2029	875,000	833,083
Sunrise FinCo I B.V. (Media)	(a)	4.875%	07/15/2031	500,000	453,530
Telenet Finance Luxembourg Notes SARL (Media)	(a)	5.500%	03/01/2028	600,000	582,732
Univision Communications, Inc. (Media)	(a)	8.000%	08/15/2028	300,000	305,436
Univision Communications, Inc. (Media)	(a)	4.500%	05/01/2029	275,000	246,146
Univision Communications, Inc. (Media)	(a)	7.375%	06/30/2030	150,000	143,498
Virgin Media Secured Finance PLC (Media)	(a)	4.500%	08/15/2030	300,000	259,105
Virgin Media Vendor Financing Notes IV DAC (Media)	(a)	5.000%	07/15/2028	325,000	306,388
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.250%	01/31/2031	200,000	170,679
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.750%	07/15/2031	400,000	343,871
VZ Secured Financing B.V. (Media)	(a)	5.000%	01/15/2032	500,000	442,229
WMG Acquisition Corp. (Entertainment)	(a)	3.750%	12/01/2029	125,000	115,168
WMG Acquisition Corp. (Entertainment)	(a)	3.875%	07/15/2030	75,000	68,339
Ziggo Bond Co. B.V. (Diversified Telecom. Svs.)	(a)	6.000%	01/15/2027	200,000	198,383
					11,089,060
Consumer Discretionary–16.9%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	6.125%	06/15/2029	225,000	225,827
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	5.625%	09/15/2029	150,000	147,753
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.000%	10/15/2030	1,250,000	1,117,922
Academy Ltd. (Specialty Retail)	(a)	6.000%	11/15/2027	450,000	447,588
Adient Global Holdings Ltd. (Automobile Components)	(a)	4.875%	08/15/2026	350,000	344,842
Adient Global Holdings Ltd. (Automobile Components)	(a)	7.000%	04/15/2028	100,000	101,188
Adient Global Holdings Ltd. (Automobile Components)	(a)	8.250%	04/15/2031	200,000	203,945
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/01/2028	100,000	97,176
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	4.625%	11/15/2029	325,000	302,469
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	5.000%	02/15/2032	250,000	228,054
Belron U.K. Finance PLC (Specialty Retail)	(a)	5.750%	10/15/2029	200,000	197,942
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	275,000	265,868
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(a)	4.750%	06/15/2031	200,000	185,036
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	8.125%	07/01/2027	152,000	153,520
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4.625%	10/15/2029	300,000	280,877
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	7.000%	02/15/2030	150,000	152,782
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6.500%	02/15/2032	150,000	150,677
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6.000%	10/15/2032	275,000	265,146
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	6.000%	05/01/2029	300,000	299,290
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	7.000%	08/15/2029	125,000	130,026
Champ Acquisition Corp. (Textiles, Apparel & Luxury Goods)	(a)	8.375%	12/01/2031	350,000	357,028
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/01/2027	175,000	173,026
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	04/01/2030	200,000	196,291
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(a)	6.750%	05/01/2031	125,000	126,352

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
December 31, 2024
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(a)	6.250%	05/15/2026	$112,000	$111,972
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(a)	8.500%	05/15/2027	1,250,000	1,251,901
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(a)	6.750%	05/15/2028	125,000	127,286
Dana, Inc. (Automobile Components)		4.250%	09/01/2030	250,000	232,668
Dana, Inc. (Automobile Components)		4.500%	02/15/2032	100,000	91,718
Dornoch Debt Merger Sub, Inc. (Automobile Components)	(a)	6.625%	10/15/2029	775,000	627,621
Gap, Inc. / The (Specialty Retail)	(a)	3.625%	10/01/2029	125,000	112,244
Gap, Inc. / The (Specialty Retail)	(a)	3.875%	10/01/2031	175,000	151,325
Group 1 Automotive, Inc. (Specialty Retail)	(a)	6.375%	01/15/2030	125,000	125,250
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	05/01/2028	50,000	49,989
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)		4.875%	01/15/2030	125,000	119,901
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	3.625%	02/15/2032	200,000	173,735
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	5.875%	03/15/2033	200,000	196,794
IHO Verwaltungs GmbH (Automobile Components)	(a)(b)	6.375%, 7.125% PIK	05/15/2029	300,000	288,521
IHO Verwaltungs GmbH (Automobile Components)	(a)(b)	8.000%, 8.750% PIK	11/15/2032	375,000	377,438
J.B. Poindexter & Co., Inc. (Automobile Components)	(a)	8.750%	12/15/2031	450,000	473,682
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	4.750%	06/01/2027	200,000	196,410
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4.125%	11/15/2029	225,000	207,177
LCM Investments Holdings II LLC (Specialty Retail)	(a)	4.875%	05/01/2029	350,000	326,814
LCM Investments Holdings II LLC (Specialty Retail)	(a)	8.250%	08/01/2031	275,000	285,275
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(a)	7.250%	11/15/2029	325,000	331,545
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(a)	7.500%	09/01/2031	150,000	154,443
MGM Resorts International (Hotels, Restaurants & Leisure)		4.625%	09/01/2026	198,000	195,267
MGM Resorts International (Hotels, Restaurants & Leisure)		4.750%	10/15/2028	75,000	71,817
MGM Resorts International (Hotels, Restaurants & Leisure)		6.125%	09/15/2029	100,000	99,874
MGM Resorts International (Hotels, Restaurants & Leisure)		6.500%	04/15/2032	300,000	298,937
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(a)	4.875%	05/01/2029	200,000	188,561
Mohegan Tribal Gaming Authority (Hotels, Restaurants & Leisure)	(a)	8.000%	02/01/2026	850,000	845,732
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	8.125%	01/15/2029	125,000	131,717
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	7.750%	02/15/2029	325,000	341,258
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	6.250%	03/01/2030	125,000	123,511
NCL Finance Ltd. (Hotels, Restaurants & Leisure)	(a)	6.125%	03/15/2028	275,000	275,882
Ontario Gaming GTA LP / OTG Co-Issuer, Inc. (Hotels, Restaurants & Leisure)	(a)	8.000%	08/01/2030	275,000	282,697
Patrick Industries, Inc. (Automobile Components)	(a)	6.375%	11/01/2032	375,000	362,881
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4.125%	07/01/2029	275,000	246,594
Real Hero Merger Sub 2, Inc. (Automobile Components)	(a)	6.250%	02/01/2029	325,000	279,436
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	5.500%	08/31/2026	275,000	274,729
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	5.625%	09/30/2031	175,000	172,140
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	6.250%	03/15/2032	75,000	75,899
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	6.000%	02/01/2033	250,000	249,406
Sally Holdings LLC / Sally Capital, Inc. (Specialty Retail)		6.750%	03/01/2032	425,000	425,733
Scientific Games Holdings LP / Scientific Games U.S. FinCo, Inc. (Hotels, Restaurants & Leisure)	(a)	6.625%	03/01/2030	450,000	430,620
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	08/15/2029	525,000	501,107
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/15/2027	275,000	273,273
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	7.250%	05/15/2031	275,000	280,865
Six Flags Theme Parks, Inc. (Hotels, Restaurants & Leisure)	(a)	7.000%	07/01/2025	14,000	13,987
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.500%	02/15/2028	250,000	237,216
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.625%	12/01/2031	250,000	223,948
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	6.625%	03/15/2032	125,000	124,218
Velocity Vehicle Group LLC (Specialty Retail)	(a)	8.000%	06/01/2029	175,000	181,982
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	5.625%	03/15/2027	275,000	272,668
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	4.375%	08/15/2028	325,000	308,933
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. (Hotels, Restaurants & Leisure)	(a)	7.125%	02/15/2031	350,000	364,494
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. (Hotels, Restaurants & Leisure)	(a)	6.250%	03/15/2033	150,000	147,373
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	(a)	4.750%	01/15/2030	75,000	71,725
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	100,000	92,403
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		5.375%	04/01/2032	200,000	193,693
ZF North America Capital, Inc. (Automobile Components)	(a)	6.875%	04/14/2028	200,000	199,436
ZF North America Capital, Inc. (Automobile Components)	(a)	6.750%	04/23/2030	175,000	168,339
					21,192,685
Consumer Staples–3.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(a)	5.875%	02/15/2028	100,000	99,587
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(a)	3.500%	03/15/2029	150,000	136,524
BellRing Brands, Inc. (Personal Care Products)	(a)	7.000%	03/15/2030	600,000	614,504
Edgewell Personal Care Co. (Personal Care Products)	(a)	5.500%	06/01/2028	175,000	171,295

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
December 31, 2024
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Staples (continued)
Edgewell Personal Care Co. (Personal Care Products)	(a)	4.125%	04/01/2029	$200,000	$184,435
Energizer Holdings, Inc. (Household Products)	(a)	6.500%	12/31/2027	125,000	125,155
Energizer Holdings, Inc. (Household Products)	(a)	4.750%	06/15/2028	250,000	238,225
Energizer Holdings, Inc. (Household Products)	(a)	4.375%	03/31/2029	475,000	441,205
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(a)	5.500%	10/15/2027	150,000	148,732
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(a)	4.250%	08/01/2029	250,000	231,958
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(a)	6.125%	09/15/2032	125,000	124,994
Post Holdings, Inc. (Food Products)	(a)	6.250%	02/15/2032	125,000	124,061
Post Holdings, Inc. (Food Products)	(a)	6.375%	03/01/2033	350,000	342,602
Post Holdings, Inc. (Food Products)	(a)	6.250%	10/15/2034	100,000	97,414
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	6.875%	09/15/2028	225,000	230,226
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4.750%	02/15/2029	350,000	335,186
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4.625%	06/01/2030	175,000	164,579
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	5.750%	04/15/2033	75,000	72,885
					3,883,567
Energy–10.3%
Aethon United BR LP / Aethon United Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.500%	10/01/2029	200,000	204,534
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	03/01/2027	250,000	248,835
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2028	625,000	620,078
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	06/15/2029	750,000	730,368
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	03/01/2030	225,000	217,403
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	500,000	502,585
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.250%	04/01/2028	500,000	497,335
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	8.250%	12/31/2028	125,000	127,604
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	06/30/2029	200,000	194,774
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.625%	10/15/2032	200,000	198,798
Blue Racer Midstream LLC / Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.000%	07/15/2029	225,000	229,803
Blue Racer Midstream LLC / Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.250%	07/15/2032	225,000	231,150
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		3.250%	01/31/2032	150,000	130,067
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	6.375%	06/01/2026	75,000	74,977
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.375%	07/01/2028	250,000	259,642
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.625%	11/01/2030	150,000	157,087
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.750%	07/01/2031	50,000	52,127
CNX Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	04/15/2030	700,000	638,368
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.750%	03/01/2029	500,000	487,416
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.875%	01/15/2030	100,000	93,262
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	(a)	4.375%	06/15/2031	300,000	273,726
Energy Transfer LP (Oil, Gas & Consumable Fuels)	(a)	7.375%	02/01/2031	25,000	26,143
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	7.500%	06/01/2027	175,000	178,448
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	6.500%	07/01/2027	300,000	303,890
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.500%	01/15/2029	116,000	110,425
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	01/15/2031	550,000	517,236
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	02/01/2029	50,000	49,593
Expand Energy Corp. (Oil, Gas & Consumable Fuels)		5.375%	03/15/2030	75,000	73,338
Expand Energy Corp. (Oil, Gas & Consumable Fuels)		4.750%	02/01/2032	75,000	69,810
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.125%	06/15/2028	425,000	413,379
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	6.500%	06/01/2029	100,000	100,989
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	4.250%	02/15/2030	100,000	92,192
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.500%	10/15/2030	175,000	169,182
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		6.375%	04/15/2027	175,000	177,577
Kodiak Gas Services LLC (Energy Equip. & Svs.)	(a)	7.250%	02/15/2029	175,000	178,508
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(a)	6.500%	04/15/2032	300,000	296,603
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(a)	6.250%	04/15/2033	100,000	96,912
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.500%	01/15/2028	350,000	324,087
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	7.375%	05/15/2027	50,000	49,942
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	9.125%	01/31/2030	50,000	50,848
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	8.875%	08/15/2031	125,000	116,073
Northriver Midstream Finance LP (Oil, Gas & Consumable Fuels)	(a)	6.750%	07/15/2032	375,000	377,224
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	01/15/2032	300,000	304,533
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(a)	6.250%	02/01/2033	125,000	123,382
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	7.125%	01/15/2026	108,000	107,918
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	6.875%	01/15/2029	200,000	198,201
Range Resources Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2025	75,000	74,755
Range Resources Corp. (Oil, Gas & Consumable Fuels)		8.250%	01/15/2029	225,000	231,659
Range Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	4.750%	02/15/2030	125,000	117,297
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.875%	11/01/2028	275,000	282,721
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	275,000	274,736

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
December 31, 2024
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.625%	01/15/2027	$25,000	$24,969
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2028	175,000	173,903
SM Energy Co. (Oil, Gas & Consumable Fuels)	(a)	6.750%	08/01/2029	100,000	98,987
SM Energy Co. (Oil, Gas & Consumable Fuels)	(a)	7.000%	08/01/2032	75,000	73,946
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	02/01/2031	75,000	72,416
TGNR Intermediate Holdings LLC (Oil, Gas & Consumable Fuels)	(a)	5.500%	10/15/2029	275,000	256,786
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	09/01/2027	200,000	200,653
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)	(a)	7.125%	03/15/2029	350,000	356,177
					12,915,377
Financials–12.7%
Acrisure LLC / Acrisure Finance, Inc. (Financial Services)	(a)	6.000%	08/01/2029	150,000	143,865
Acrisure LLC / Acrisure Finance, Inc. (Financial Services)	(a)	7.500%	11/06/2030	325,000	334,657
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	5.875%	11/01/2029	150,000	144,102
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	7.000%	01/15/2031	550,000	552,148
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	7.375%	10/01/2032	250,000	252,301
Ally Financial, Inc. (Consumer Finance)		5.750%	11/20/2025	125,000	125,645
AmWINS Group, Inc. (Insurance)	(a)	6.375%	02/15/2029	275,000	276,686
AmWINS Group, Inc. (Insurance)	(a)	4.875%	06/30/2029	600,000	563,399
Ardonagh Finco Ltd. (Insurance)	(a)	7.750%	02/15/2031	200,000	205,960
Ardonagh Group Finance Ltd. (Insurance)	(a)	8.875%	02/15/2032	1,075,000	1,116,912
AssuredPartners, Inc. (Insurance)	(a)	5.625%	01/15/2029	75,000	75,787
AssuredPartners, Inc. (Insurance)	(a)	7.500%	02/15/2032	275,000	295,978
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, Inc. (Insurance)	(a)	7.125%	05/15/2031	450,000	459,260
Boost Newco Borrower LLC (Financial Services)	(a)	7.500%	01/15/2031	600,000	629,016
BroadStreet Partners, Inc. (Insurance)	(a)	5.875%	04/15/2029	1,350,000	1,306,100
Ford Motor Credit Co. LLC (Consumer Finance)		3.375%	11/13/2025	575,000	565,983
Ford Motor Credit Co. LLC (Consumer Finance)		2.700%	08/10/2026	200,000	192,062
Ford Motor Credit Co. LLC (Consumer Finance)		4.271%	01/09/2027	450,000	440,769
Ford Motor Credit Co. LLC (Consumer Finance)		7.350%	11/04/2027	225,000	235,592
HUB International Ltd. (Insurance)	(a)	5.625%	12/01/2029	650,000	630,469
HUB International Ltd. (Insurance)	(a)	7.250%	06/15/2030	575,000	589,231
HUB International Ltd. (Insurance)	(a)	7.375%	01/31/2032	800,000	812,522
Jones Deslauriers Insurance Management, Inc. (Insurance)	(a)	8.500%	03/15/2030	450,000	473,311
Jones Deslauriers Insurance Management, Inc. (Insurance)	(a)	10.500%	12/15/2030	625,000	675,703
Macquarie Airfinance Holdings Ltd. (Capital Markets)	(a)	6.500%	03/26/2031	300,000	309,925
Navient Corp. (Consumer Finance)		6.750%	06/15/2026	200,000	201,916
NCR Atleos Corp. (Financial Services)	(a)	9.500%	04/01/2029	250,000	270,826
Panther Escrow Issuer LLC (Insurance)	(a)	7.125%	06/01/2031	625,000	631,246
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	3.625%	03/01/2029	300,000	271,685
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	3.875%	03/01/2031	400,000	348,519
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	4.000%	10/15/2033	400,000	333,146
Ryan Specialty LLC (Insurance)	(a)	4.375%	02/01/2030	275,000	258,170
Ryan Specialty LLC (Insurance)	(a)	5.875%	08/01/2032	300,000	296,833
United Wholesale Mortgage LLC (Financial Services)	(a)	5.500%	11/15/2025	200,000	199,015
United Wholesale Mortgage LLC (Financial Services)	(a)	5.750%	06/15/2027	225,000	222,245
United Wholesale Mortgage LLC (Financial Services)	(a)	5.500%	04/15/2029	300,000	288,975
USI, Inc. (Insurance)	(a)	7.500%	01/15/2032	900,000	930,786
UWM Holdings LLC (Financial Services)	(a)	6.625%	02/01/2030	200,000	198,764
					15,859,509
Health Care–7.0%
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(a)	5.750%	07/15/2029	375,000	362,259
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	4.625%	07/15/2028	450,000	429,527
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	3.875%	11/01/2029	300,000	274,261
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.125%	02/01/2027	200,000	181,500
Centene Corp. (Health Care Providers & Svs.)		3.375%	02/15/2030	50,000	44,534
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	5.625%	03/15/2027	100,000	95,972
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.000%	01/15/2029	50,000	44,770
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.875%	04/15/2029	125,000	94,418
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.125%	04/01/2030	150,000	102,932
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	5.250%	05/15/2030	250,000	205,332
Concentra Escrow Issuer Corp. (Health Care Providers & Svs.)	(a)	6.875%	07/15/2032	100,000	102,096
Grifols SA (Biotechnology)	(a)	4.750%	10/15/2028	700,000	643,250
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	4.500%	10/01/2029	525,000	492,111
IQVIA, Inc. (Health Care Technology)	(a)	5.000%	10/15/2026	200,000	197,306
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	6.500%	05/15/2030	325,000	330,711
Jazz Securities DAC (Pharmaceuticals)	(a)	4.375%	01/15/2029	300,000	282,862
Medline Borrower LP (Health Care Equip. & Supplies)	(a)	3.875%	04/01/2029	375,000	347,245

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
December 31, 2024
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
Medline Borrower LP (Health Care Equip. & Supplies)	(a)	5.250%	10/01/2029	$1,250,000	$1,206,330
Medline Borrower LP / Medline Co-Issuer, Inc. (Health Care Equip. & Supplies)	(a)	6.250%	04/01/2029	125,000	126,318
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	6.250%	01/15/2033	125,000	123,543
Neogen Food Safety Corp. (Health Care Equip. & Supplies)	(a)	8.625%	07/20/2030	100,000	107,255
Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (Pharmaceuticals)	(a)	5.125%	04/30/2031	600,000	539,286
Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (Pharmaceuticals)	(a)	7.875%	05/15/2034	250,000	255,590
Prestige Brands, Inc. (Pharmaceuticals)	(a)	3.750%	04/01/2031	175,000	153,650
Raven Acquisition Holdings LLC	(a)	6.875%	11/15/2031	475,000	470,235
Select Medical Corp. (Health Care Providers & Svs.)	(a)	6.250%	12/01/2032	450,000	433,107
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.250%	02/01/2027	125,000	124,898
Tenet Healthcare Corp. (Health Care Providers & Svs.)		5.125%	11/01/2027	425,000	416,233
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	06/15/2028	175,000	167,473
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.125%	10/01/2028	200,000	199,629
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.250%	06/01/2029	100,000	93,880
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	05/15/2031	175,000	176,792
					8,825,305
Industrials–14.7%
Allied Universal Holdco LLC (Commercial Svs. & Supplies)	(a)	7.875%	02/15/2031	275,000	281,073
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	9.750%	07/15/2027	400,000	402,738
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	600,000	546,694
Amentum Holdings, Inc. (Professional Svs.)	(a)	7.250%	08/01/2032	350,000	352,649
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Passenger Airlines)	(a)	5.500%	04/20/2026	100,000	99,677
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Passenger Airlines)	(a)	5.750%	04/20/2029	175,000	173,545
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	4.000%	01/15/2028	275,000	263,526
BCPE Empire Holdings, Inc. (Commercial Svs. & Supplies)	(a)	7.625%	05/01/2027	850,000	846,930
Beacon Roofing Supply, Inc. (Trading Companies & Distributors)	(a)	6.500%	08/01/2030	125,000	126,819
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	6.500%	06/15/2029	200,000	202,683
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	6.750%	06/15/2032	225,000	226,652
Camelot Return Merger Sub, Inc. (Building Products)	(a)	8.750%	08/01/2028	100,000	95,825
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	3.875%	07/01/2028	75,000	69,866
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	4.875%	07/01/2029	700,000	652,548
CP Atlas Buyer, Inc. (Building Products)	(a)	7.000%	12/01/2028	400,000	351,790
Dun & Bradstreet Corp. / The (Professional Svs.)	(a)	5.000%	12/15/2029	325,000	309,494
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(a)	6.625%	12/15/2030	725,000	725,967
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(a)	6.750%	07/15/2031	100,000	100,683
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(a)	6.000%	03/01/2029	725,000	635,360
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	4.625%	02/15/2027	175,000	169,964
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	7.750%	02/15/2028	200,000	206,381
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	375,000	355,496
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	8.250%	08/01/2032	250,000	254,056
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	8.375%	11/15/2032	650,000	661,599
Gates Corp. (Machinery)	(a)	6.875%	07/01/2029	450,000	457,748
Goat Holdco LLC (Aerospace & Defense)	(a)	6.750%	02/01/2032	125,000	123,779
GYP Holdings III Corp. (Building Products)	(a)	4.625%	05/01/2029	350,000	330,105
H&E Equipment Services, Inc. (Trading Companies & Distributors)	(a)	3.875%	12/15/2028	175,000	159,939
Hillenbrand, Inc. (Machinery)		6.250%	02/15/2029	250,000	249,837
Interface, Inc. (Commercial Svs. & Supplies)	(a)	5.500%	12/01/2028	375,000	366,564
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	4.125%	06/30/2028	50,000	47,332
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	5.875%	06/30/2029	975,000	920,629
Masterbrand, Inc. (Building Products)	(a)	7.000%	07/15/2032	250,000	251,723
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC (Building Products)	(a)	6.750%	04/01/2032	250,000	251,171
MIWD Holdco II LLC / MIWD Finance Corp. (Building Products)	(a)	5.500%	02/01/2030	75,000	70,843
Science Applications International Corp. (Professional Svs.)	(a)	4.875%	04/01/2028	400,000	384,895
Sensata Technologies B.V. (Electrical Equip.)	(a)	5.875%	09/01/2030	200,000	194,885
Sensata Technologies, Inc. (Electrical Equip.)	(a)	4.375%	02/15/2030	125,000	114,505
Sensata Technologies, Inc. (Electrical Equip.)	(a)	3.750%	02/15/2031	25,000	21,856
Solaris Midstream Holdings LLC (Commercial Svs. & Supplies)	(a)	7.625%	04/01/2026	525,000	525,406
SPX FLOW, Inc. (Machinery)	(a)	8.750%	04/01/2030	600,000	614,814
SS&C Technologies, Inc. (Professional Svs.)	(a)	5.500%	09/30/2027	600,000	594,247
SS&C Technologies, Inc. (Professional Svs.)	(a)	6.500%	06/01/2032	125,000	126,092
Standard Building Solutions, Inc. (Building Products)	(a)	6.500%	08/15/2032	275,000	275,440
Stena International SA (Marine Transportation)	(a)	7.250%	01/15/2031	200,000	204,071
TransDigm, Inc. (Aerospace & Defense)		5.500%	11/15/2027	150,000	147,395
TransDigm, Inc. (Aerospace & Defense)		4.625%	01/15/2029	125,000	117,015
TransDigm, Inc. (Aerospace & Defense)	(a)	6.375%	03/01/2029	150,000	150,333
TransDigm, Inc. (Aerospace & Defense)		4.875%	05/01/2029	475,000	448,527
TransDigm, Inc. (Aerospace & Defense)	(a)	6.875%	12/15/2030	650,000	659,669
TransDigm, Inc. (Aerospace & Defense)	(a)	6.625%	03/01/2032	475,000	479,287
United Rentals North America, Inc. (Trading Companies & Distributors)		5.500%	05/15/2027	25,000	24,851
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	200,000	194,646

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
December 31, 2024
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	$75,000	$72,871
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	50,000	44,667
United Rentals North America, Inc. (Trading Companies & Distributors)		3.750%	01/15/2032	150,000	131,374
United Rentals North America, Inc. (Trading Companies & Distributors)	(a)	6.125%	03/15/2034	150,000	148,827
Watco Cos. LLC / Watco Finance Corp. (Ground Transportation)	(a)	7.125%	08/01/2032	300,000	309,225
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.250%	06/15/2028	250,000	254,203
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	6.375%	03/15/2029	225,000	228,007
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	6.625%	03/15/2032	125,000	127,047
White Cap Buyer LLC (Building Products)	(a)	6.875%	10/15/2028	475,000	469,741
					18,405,581
Information Technology–9.3%
AthenaHealth Group, Inc. (Software)	(a)	6.500%	02/15/2030	1,225,000	1,164,174
Capstone Borrower, Inc. (Software)	(a)	8.000%	06/15/2030	300,000	310,533
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc. (Software)	(a)	8.000%	06/15/2029	125,000	126,802
Central Parent, Inc. / CDK Global, Inc. (Software)	(a)	7.250%	06/15/2029	425,000	419,981
Ciena Corp. (Communications Equip.)	(a)	4.000%	01/31/2030	75,000	68,929
Cloud Software Group, Inc. (Software)	(a)	6.500%	03/31/2029	450,000	441,694
Cloud Software Group, Inc. (Software)	(a)	9.000%	09/30/2029	650,000	659,941
Cloud Software Group, Inc. (Software)	(a)	8.250%	06/30/2032	75,000	77,291
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	5.000%	12/15/2029	675,000	644,147
Consensus Cloud Solutions, Inc. (Software)	(a)	6.000%	10/15/2026	200,000	197,347
Consensus Cloud Solutions, Inc. (Software)	(a)	6.500%	10/15/2028	225,000	223,100
Elastic N.V. (Software)	(a)	4.125%	07/15/2029	500,000	463,533
Ellucian Holdings, Inc. (Software)	(a)	6.500%	12/01/2029	125,000	125,053
Entegris, Inc. (Semiconductors & Equip.)	(a)	4.750%	04/15/2029	350,000	335,128
Entegris, Inc. (Semiconductors & Equip.)	(a)	5.950%	06/15/2030	375,000	371,940
Fortress Intermediate 3, Inc. (IT Svs.)	(a)	7.500%	06/01/2031	325,000	331,393
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(a)	5.250%	12/01/2027	225,000	221,012
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6.625%	05/15/2032	325,000	326,832
McAfee Corp. (Software)	(a)	7.375%	02/15/2030	1,250,000	1,214,033
NCR Voyix Corp. (Software)	(a)	5.000%	10/01/2028	225,000	216,414
NCR Voyix Corp. (Software)	(a)	5.125%	04/15/2029	140,000	133,945
Open Text Corp. (Software)	(a)	6.900%	12/01/2027	175,000	180,832
Open Text Corp. (Software)	(a)	3.875%	12/01/2029	350,000	316,596
Rocket Software, Inc. (Software)	(a)	9.000%	11/28/2028	225,000	233,006
Rocket Software, Inc. (Software)	(a)	6.500%	02/15/2029	650,000	612,021
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		8.250%	12/15/2029	150,000	159,824
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		9.625%	12/01/2032	525,250	591,875
Synaptics, Inc. (Semiconductors & Equip.)	(a)	4.000%	06/15/2029	250,000	227,843
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4.000%	03/01/2029	450,000	417,577
UKG, Inc. (Software)	(a)	6.875%	02/01/2031	400,000	405,813
Viavi Solutions, Inc. (Communications Equip.)	(a)	3.750%	10/01/2029	275,000	247,978
Zebra Technologies Corp. (Electronic Equip., Instr. & Comp.)	(a)	6.500%	06/01/2032	150,000	152,161
					11,618,748
Materials–9.6%
ARD Finance SA (Containers & Packaging)	(a)(b)	6.500%, 7.250% PIK	06/30/2027	210,541	29,476
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (Containers & Packaging)	(a)	4.000%	09/01/2029	775,000	665,720
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	200,000	113,538
Axalta Coating Systems Dutch Holding B B.V. (Chemicals)	(a)	7.250%	02/15/2031	150,000	155,225
Axalta Coating Systems LLC (Chemicals)	(a)	3.375%	02/15/2029	175,000	158,862
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (Chemicals)	(a)	4.750%	06/15/2027	150,000	147,018
Ball Corp. (Containers & Packaging)		6.875%	03/15/2028	25,000	25,570
Ball Corp. (Containers & Packaging)		6.000%	06/15/2029	125,000	125,906
Ball Corp. (Containers & Packaging)		2.875%	08/15/2030	225,000	192,545
Ball Corp. (Containers & Packaging)		3.125%	09/15/2031	100,000	84,875
Berry Global, Inc. (Containers & Packaging)	(a)	5.625%	07/15/2027	175,000	174,087
Clearwater Paper Corp. (Paper & Forest Products)	(a)	4.750%	08/15/2028	350,000	330,533
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	4.875%	03/01/2031	325,000	290,112
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	7.000%	03/15/2032	200,000	196,422
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	7.375%	05/01/2033	150,000	147,330
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	6.875%	01/15/2030	300,000	302,030
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	8.750%	04/15/2030	1,000,000	1,010,869
Coeur Mining, Inc. (Metals & Mining)	(a)	5.125%	02/15/2029	400,000	383,148
Crown Americas LLC / Crown Americas Capital Corp. V (Containers & Packaging)		4.250%	09/30/2026	50,000	48,769
Crown Americas LLC / Crown Americas Capital Corp. VI (Containers & Packaging)		4.750%	02/01/2026	275,000	271,994
Element Solutions, Inc. (Chemicals)	(a)	3.875%	09/01/2028	300,000	284,558
Graphic Packaging International LLC (Containers & Packaging)	(a)	4.750%	07/15/2027	150,000	146,412
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/15/2028	150,000	140,317

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
December 31, 2024
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/01/2029	$125,000	$114,174
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.750%	02/01/2030	75,000	67,743
H.B. Fuller Co. (Chemicals)		4.250%	10/15/2028	150,000	141,080
Herens Holdco SARL (Chemicals)	(a)	4.750%	05/15/2028	450,000	415,214
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. (Chemicals)	(a)	9.000%	07/01/2028	275,000	278,449
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	7.875%	04/15/2027	325,000	331,568
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	9.250%	04/15/2027	150,000	151,755
OI European Group B.V. (Containers & Packaging)	(a)	4.750%	02/15/2030	225,000	200,303
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	7.125%	10/01/2027	200,000	202,794
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	4.250%	10/01/2028	250,000	233,620
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	9.750%	11/15/2028	275,000	291,779
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	6.250%	10/01/2029	450,000	427,475
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.625%	05/13/2027	38,000	37,837
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	7.250%	05/15/2031	175,000	170,313
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	7.375%	06/01/2032	300,000	286,846
Sealed Air Corp. (Containers & Packaging)	(a)	4.000%	12/01/2027	200,000	190,864
Sealed Air Corp. (Containers & Packaging)	(a)	5.000%	04/15/2029	125,000	120,298
Sealed Air Corp. (Containers & Packaging)	(a)	6.500%	07/15/2032	275,000	275,422
Sealed Air Corp. / Sealed Air Corp. U.S. (Containers & Packaging)	(a)	7.250%	02/15/2031	75,000	77,310
SNF Group SACA (Chemicals)	(a)	3.375%	03/15/2030	200,000	175,274
Standard Industries, Inc. (Construction Materials)	(a)	5.000%	02/15/2027	800,000	782,907
Standard Industries, Inc. (Construction Materials)	(a)	4.750%	01/15/2028	125,000	119,625
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	5.500%	08/15/2026	200,000	197,136
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	8.500%	08/15/2027	1,000,000	998,464
W.R. Grace Holdings LLC (Chemicals)	(a)	4.875%	06/15/2027	100,000	96,906
W.R. Grace Holdings LLC (Chemicals)	(a)	5.625%	08/15/2029	275,000	252,913
					12,063,385
Real Estate–2.2%
Iron Mountain, Inc. (Specialized REITs)	(a)	7.000%	02/15/2029	450,000	459,795
Iron Mountain, Inc. (Specialized REITs)	(a)	6.250%	01/15/2033	200,000	199,201
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	5.000%	08/15/2027	50,000	48,661
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	4.250%	01/15/2029	400,000	371,954
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	4.625%	03/15/2030	225,000	207,913
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	7.375%	02/15/2031	200,000	209,048
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(a)	7.250%	07/15/2028	325,000	333,703
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(a)	6.500%	04/01/2032	175,000	175,881
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.250%	12/01/2026	175,000	172,096
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.625%	12/01/2029	225,000	215,513
XHR LP (Hotel & Resort REITs)	(a)	6.625%	05/15/2030	400,000	401,313
					2,795,078
Utilities–3.5%
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.250%	06/01/2026	25,000	24,970
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.500%	02/15/2028	325,000	311,712
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.625%	02/01/2029	175,000	165,192
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.000%	02/01/2031	125,000	117,549
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	3.750%	03/01/2031	325,000	290,482
NextEra Energy Operating Partners LP (Electric Utilities)	(a)	7.250%	01/15/2029	275,000	281,283
NRG Energy, Inc. (Electric Utilities)	(a)	3.375%	02/15/2029	50,000	45,364
NRG Energy, Inc. (Electric Utilities)	(a)	5.750%	07/15/2029	200,000	194,424
NRG Energy, Inc. (Electric Utilities)	(a)	3.625%	02/15/2031	50,000	43,723
NRG Energy, Inc. (Electric Utilities)	(a)	3.875%	02/15/2032	95,000	82,970
NRG Energy, Inc. (Electric Utilities)	(a)	6.250%	11/01/2034	225,000	220,690
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	325,000	322,440
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)	(a)	5.000%	06/01/2031	125,000	111,434
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	01/31/2028	850,000	818,930
TransAlta Corp. (Ind. Power & Renewable Elec.)		7.750%	11/15/2029	400,000	417,097
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.500%	09/01/2026	250,000	249,211
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	07/31/2027	275,000	269,828
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	7.750%	10/15/2031	350,000	367,173
					4,334,472
Total Corporate Bonds (Cost $126,008,900)					$122,982,767

Common Stocks–0.0%		Shares	Value
Communication Services–0.0%
Audacy, Inc. (Media)	(c)	527	$11,067
Total Common Stocks (Cost $357,285)			$11,067

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
December 31, 2024
Warrants–0.0%		Expiration	Strike Price	Quantity	Value
Communication Services–0.0%
Audacy, Inc. Second Lien Warrants (Media)	(c)	09/30/2028	$77.10	106	$—
Audacy, Inc. Second Lien Warrants (with Black-Scholes protections) (Media)	(c)	09/30/2028	77.10	638	—
Total Warrants (Cost $214)					$—
Total Investments – 98.2% (Cost $126,366,399)	(d)				$122,993,834
Other Assets in Excess of Liabilities – 1.8%					2,239,432
Net Assets – 100.0%					$125,233,266

Percentages are stated as a percent of net assets.

Abbreviations:
PIK:	Payment-in-Kind
REITs:	Real Estate Investment Trusts

Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At December 31, 2024, the value of these securities totaled $112,080,645, or 89.5% of the Portfolio’s net assets.

(b)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(c)	Non-income producing security.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Nasdaq-100® Index Portfolio
Schedule of Investments
December 31, 2024

Common Stocks–99.3%		Shares	Value
Communication Services–15.0%
Alphabet, Inc. Class A (Interactive Media & Svs.)		40,452	$7,657,564
Alphabet, Inc. Class C (Interactive Media & Svs.)		38,313	7,296,328
Charter Communications, Inc. Class A (Media)	(a)	2,421	829,846
Comcast Corp. Class A (Media)		65,023	2,440,313
Electronic Arts, Inc. (Entertainment)		4,457	652,059
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		15,092	8,836,517
Netflix, Inc. (Entertainment)	(a)	7,281	6,489,701
Take-Two Interactive Software, Inc. (Entertainment)	(a)	3,003	552,792
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		19,768	4,363,391
Trade Desk, Inc. / The Class A (Media)	(a)	7,659	900,162
Warner Bros. Discovery, Inc. (Entertainment)	(a)	41,843	442,280
			40,460,953
Consumer Discretionary–14.6%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	7,372	968,755
Amazon.com, Inc. (Broadline Retail)	(a)	72,797	15,970,934
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		564	2,802,189
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	6,626	1,111,511
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	2,003	765,967
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		4,734	1,320,502
MercadoLibre, Inc. (Broadline Retail)	(a)	863	1,467,480
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	983	1,165,641
PDD Holdings, Inc. – ADR (Broadline Retail)	(a)	11,376	1,103,358
Ross Stores, Inc. (Specialty Retail)		5,650	854,676
Starbucks Corp. (Hotels, Restaurants & Leisure)		19,312	1,762,220
Tesla, Inc. (Automobiles)	(a)	25,113	10,141,634
			39,434,867
Consumer Staples–5.5%
Coca-Cola Europacific Partners PLC (Beverages)		7,876	604,956
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		7,547	6,915,090
Keurig Dr Pepper, Inc. (Beverages)		23,086	741,522
Kraft Heinz Co. / The (Food Products)		20,530	630,476
Mondelez International, Inc. Class A (Food Products)		22,784	1,360,888
Monster Beverage Corp. (Beverages)	(a)	16,558	870,289
PepsiCo, Inc. (Beverages)		23,367	3,553,186
			14,676,407
Energy–0.6%
Baker Hughes Co. (Energy Equip. & Svs.)		16,824	690,120
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		4,971	814,399
			1,504,519
Financials–0.5%
PayPal Holdings, Inc. (Financial Services)	(a)	17,078	1,457,607
Health Care–4.9%
Amgen, Inc. (Biotechnology)		9,156	2,386,420
AstraZeneca PLC – ADR (Pharmaceuticals)		9,894	648,255
Biogen, Inc. (Biotechnology)	(a)	2,481	379,394
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	6,676	519,192
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		7,754	606,208
Gilead Sciences, Inc. (Biotechnology)		21,229	1,960,923
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,400	578,816
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	6,066	$3,166,209
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,841	1,311,400
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	4,386	1,766,242
			13,323,059
Industrials–4.6%
Automatic Data Processing, Inc. (Professional Svs.)		6,945	2,033,010
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	1,298	771,427
Cintas Corp. (Commercial Svs. & Supplies)		6,874	1,255,880
Copart, Inc. (Commercial Svs. & Supplies)	(a)	16,417	942,172
CSX Corp. (Ground Transportation)		32,874	1,060,844
Fastenal Co. (Trading Companies & Distributors)		9,745	700,763
Honeywell International, Inc. (Industrial Conglomerates)		11,078	2,502,409
Old Dominion Freight Line, Inc. (Ground Transportation)		3,628	639,979
PACCAR, Inc. (Machinery)		8,934	929,315
Paychex, Inc. (Professional Svs.)		6,130	859,549
Verisk Analytics, Inc. (Professional Svs.)		2,400	661,032
			12,356,380
Information Technology–50.9%
Adobe, Inc. (Software)	(a)	7,498	3,334,211
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	27,639	3,338,515
Analog Devices, Inc. (Semiconductors & Equip.)		8,452	1,795,712
ANSYS, Inc. (Software)	(a)	1,493	503,634
Apple, Inc. (Tech. Hardware, Storage & Periph.)		104,649	26,206,202
Applied Materials, Inc. (Semiconductors & Equip.)		14,041	2,283,488
AppLovin Corp. Class A (Software)	(a)	5,087	1,647,323
ARM Holdings PLC – ADR (Semiconductors & Equip.)	(a)	2,169	267,568
ASML Holding N.V. (Semiconductors & Equip.)		1,511	1,047,244
Atlassian Corp. Class A (Software)	(a)	2,746	668,321
Autodesk, Inc. (Software)	(a)	3,662	1,082,377
Broadcom, Inc. (Semiconductors & Equip.)		53,479	12,398,571
Cadence Design Systems, Inc. (Software)	(a)	4,671	1,403,449
CDW Corp. (Electronic Equip., Instr. & Comp.)		2,271	395,245
Cisco Systems, Inc. (Communications Equip.)		67,843	4,016,306
Cognizant Technology Solutions Corp. Class A (IT Svs.)		8,425	647,882
Crowdstrike Holdings, Inc. Class A (Software)	(a)	3,983	1,362,823
Datadog, Inc. Class A (Software)	(a)	5,330	761,604
Fortinet, Inc. (Software)	(a)	13,056	1,233,531
GLOBALFOUNDRIES, Inc. (Semiconductors & Equip.)	(a)	9,421	404,255
Intel Corp. (Semiconductors & Equip.)		73,452	1,472,713
Intuit, Inc. (Software)		4,768	2,996,688
KLA Corp. (Semiconductors & Equip.)		2,278	1,435,413
Lam Research Corp. (Semiconductors & Equip.)		21,913	1,582,776
Marvell Technology, Inc. (Semiconductors & Equip.)		14,753	1,629,469
Microchip Technology, Inc. (Semiconductors & Equip.)		9,178	526,358
Micron Technology, Inc. (Semiconductors & Equip.)		18,974	1,596,852
Microsoft Corp. (Software)		51,473	21,695,869
MicroStrategy, Inc. Class A (Software)	(a)	3,117	902,745
MongoDB, Inc. (IT Svs.)	(a)	1,253	291,711
NVIDIA Corp. (Semiconductors & Equip.)		169,548	22,768,601

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Nasdaq-100® Index Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
NXP Semiconductors N.V. (Semiconductors & Equip.)		4,328	$899,575
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	7,271	458,436
Palantir Technologies, Inc. Class A (Software)	(a)	37,144	2,809,201
Palo Alto Networks, Inc. (Software)	(a)	11,177	2,033,767
QUALCOMM, Inc. (Semiconductors & Equip.)		18,922	2,906,798
Roper Technologies, Inc. (Software)		1,827	949,766
Synopsys, Inc. (Software)	(a)	2,616	1,269,702
Texas Instruments, Inc. (Semiconductors & Equip.)		15,537	2,913,343
Workday, Inc. Class A (Software)	(a)	3,628	936,133
Zscaler, Inc. (Software)	(a)	2,620	472,674
			137,346,851
Materials–1.3%
Linde PLC (Chemicals)		8,113	3,396,670
Real Estate–0.2%
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	7,003	501,345
Common Stocks (Continued)	Shares	Value
Utilities–1.2%
American Electric Power Co., Inc. (Electric Utilities)	9,077	$837,172
Constellation Energy Corp. (Electric Utilities)	5,328	1,191,927
Exelon Corp. (Electric Utilities)	17,067	642,402
Xcel Energy, Inc. (Electric Utilities)	9,759	658,927
		3,330,428
Total Common Stocks (Cost $159,381,880)		$267,789,086

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	02/20/2025	$99,000	$98,437
Total U.S. Treasury Obligations (Cost $98,393)					$98,437
Total Investments – 99.3% (Cost $159,480,273)				(c)	$267,887,523
Other Assets in Excess of Liabilities – 0.7%				(b)	1,782,857
Net Assets – 100.0%					$269,670,380

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)
Security is fully pledged, in addition to $39,038 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at December 31, 2024. See also the following Schedule of Open Futures Contracts.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
December 31, 2024

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	6	March 21, 2025	$2,609,582	$2,547,180	$(62,402)	$(15,077)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Core Portfolio
Schedule of Investments
December 31, 2024

Common Stocks–99.7%		Shares	Value
Communication Services–9.8%
Alphabet, Inc. Class A (Interactive Media & Svs.)		53,487	$10,125,089
Alphabet, Inc. Class C (Interactive Media & Svs.)		31,802	6,056,373
Comcast Corp. Class A (Media)		116,015	4,354,043
Fox Corp. Class A (Media)		49,866	2,422,490
Fox Corp. Class B (Media)		900	41,166
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		14,776	8,651,496
Netflix, Inc. (Entertainment)	(a)	645	574,901
			32,225,558
Consumer Discretionary–10.8%
Amazon.com, Inc. (Broadline Retail)	(a)	72,828	15,977,735
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		514	2,553,768
D.R. Horton, Inc. (Household Durables)		4,804	671,695
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	1,884	382,622
Home Depot, Inc. / The (Specialty Retail)		9,501	3,695,794
Ross Stores, Inc. (Specialty Retail)		4,230	639,872
Tesla, Inc. (Automobiles)	(a)	15,596	6,298,289
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		8,737	1,576,417
TJX Cos., Inc. / The (Specialty Retail)		16,220	1,959,538
Toll Brothers, Inc. (Household Durables)		15,375	1,936,481
			35,692,211
Consumer Staples–5.2%
Altria Group, Inc. (Tobacco)		13,924	728,086
Colgate-Palmolive Co. (Household Products)		21,739	1,976,292
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		5,641	5,168,679
Kimberly-Clark Corp. (Household Products)		16,030	2,100,571
Kroger Co. / The (Consumer Staples Distribution & Retail)		24,557	1,501,661
Philip Morris International, Inc. (Tobacco)		13,343	1,605,830
Procter & Gamble Co. / The (Household Products)		8,267	1,385,963
Walmart, Inc. (Consumer Staples Distribution & Retail)		29,019	2,621,867
			17,088,949
Energy–2.9%
Chevron Corp. (Oil, Gas & Consumable Fuels)		9,275	1,343,391
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		52,864	1,730,239
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		10,979	1,181,011
Halliburton Co. (Energy Equip. & Svs.)		97,392	2,648,088
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		8,049	1,122,836
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		7,654	938,304
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		7,883	426,628
			9,390,497
Financials–14.1%
Allstate Corp. / The (Insurance)		3,432	661,655
Bank of America Corp. (Banks)		92,301	4,056,629
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	4,505	2,042,026
Citigroup, Inc. (Banks)		33,176	2,335,259
CME Group, Inc. (Capital Markets)		14,752	3,425,857
Interactive Brokers Group, Inc. Class A (Capital Markets)		2,407	425,245
Common Stocks (Continued)		Shares	Value
Financials (continued)
Intercontinental Exchange, Inc. (Capital Markets)		12,369	$1,843,105
Invesco Ltd. (Capital Markets)		67,771	1,184,637
JPMorgan Chase & Co. (Banks)		17,825	4,272,831
Marsh & McLennan Cos., Inc. (Insurance)		14,495	3,078,883
Mastercard, Inc. Class A (Financial Services)		8,031	4,228,884
Moody's Corp. (Capital Markets)		1,881	890,409
Morgan Stanley (Capital Markets)		17,971	2,259,314
Nasdaq, Inc. (Capital Markets)		8,742	675,844
PNC Financial Services Group, Inc. / The (Banks)		8,239	1,588,891
Progressive Corp. / The (Insurance)		17,646	4,228,158
S&P Global, Inc. (Capital Markets)		4,808	2,394,528
Visa, Inc. (Financial Services)		21,765	6,878,610
			46,470,765
Health Care–10.5%
AbbVie, Inc. (Biotechnology)		3,277	582,323
Amgen, Inc. (Biotechnology)		1,584	412,854
Biogen, Inc. (Biotechnology)	(a)	9,722	1,486,688
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	7,821	514,074
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	7,936	708,844
Cardinal Health, Inc. (Health Care Providers & Svs.)		10,071	1,191,097
Centene Corp. (Health Care Providers & Svs.)	(a)	13,396	811,530
Elevance Health, Inc. (Health Care Providers & Svs.)		3,210	1,184,169
Eli Lilly & Co. (Pharmaceuticals)		6,680	5,156,960
Gilead Sciences, Inc. (Biotechnology)		16,509	1,524,936
HCA Healthcare, Inc. (Health Care Providers & Svs.)		9,110	2,734,367
Medtronic PLC (Health Care Equip. & Supplies)		48,728	3,892,393
Merck & Co., Inc. (Pharmaceuticals)		18,536	1,843,961
Natera, Inc. (Biotechnology)	(a)	4,310	682,273
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	6,112	834,288
Pfizer, Inc. (Pharmaceuticals)		86,058	2,283,119
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	682	485,809
Stryker Corp. (Health Care Equip. & Supplies)		8,330	2,999,216
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		6,039	3,141,669
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		2,868	1,450,806
Zoetis, Inc. (Pharmaceuticals)		3,241	528,056
			34,449,432
Industrials–8.5%
Caterpillar, Inc. (Machinery)		2,071	751,276
Cintas Corp. (Commercial Svs. & Supplies)		19,676	3,594,805
Comfort Systems U.S.A., Inc. (Construction & Engineering)		1,091	462,650
Eaton Corp. PLC (Electrical Equip.)		11,070	3,673,801
Expeditors International of Washington, Inc. (Air Freight & Logistics)		11,538	1,278,064
Lockheed Martin Corp. (Aerospace & Defense)		5,960	2,896,202
MasTec, Inc. (Construction & Engineering)	(a)	5,063	689,277
Northrop Grumman Corp. (Aerospace & Defense)		6,479	3,040,530
Oshkosh Corp. (Machinery)		10,379	986,732
Parker-Hannifin Corp. (Machinery)		6,510	4,140,555
Trane Technologies PLC (Building Products)		5,011	1,850,813
Uber Technologies, Inc. (Ground Transportation)	(a)	31,009	1,870,463

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Core Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
Industrials (continued)
W.W. Grainger, Inc. (Trading Companies & Distributors)		800	$843,240
Waste Management, Inc. (Commercial Svs. & Supplies)		9,766	1,970,681
			28,049,089
Information Technology–32.7%
Accenture PLC Class A (IT Svs.)		5,905	2,077,320
Adobe, Inc. (Software)	(a)	6,439	2,863,295
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		14,939	1,037,514
Apple, Inc. (Tech. Hardware, Storage & Periph.)		111,838	28,006,472
Applied Materials, Inc. (Semiconductors & Equip.)		3,525	573,271
Broadcom, Inc. (Semiconductors & Equip.)		22,716	5,266,477
Fortinet, Inc. (Software)	(a)	17,443	1,648,015
Intel Corp. (Semiconductors & Equip.)		26,716	535,656
Lam Research Corp. (Semiconductors & Equip.)		37,968	2,742,429
Manhattan Associates, Inc. (Software)	(a)	3,264	882,063
Micron Technology, Inc. (Semiconductors & Equip.)		16,079	1,353,209
Microsoft Corp. (Software)		57,505	24,238,357
Motorola Solutions, Inc. (Communications Equip.)		7,236	3,344,696
NVIDIA Corp. (Semiconductors & Equip.)		181,335	24,351,477
Palo Alto Networks, Inc. (Software)	(a)	4,080	742,397
QUALCOMM, Inc. (Semiconductors & Equip.)		19,799	3,041,522
ServiceNow, Inc. (Software)	(a)	2,479	2,628,037
Synopsys, Inc. (Software)	(a)	1,340	650,382
TE Connectivity PLC (Electronic Equip., Instr. & Comp.)		12,501	1,787,268
			107,769,857
Common Stocks (Continued)		Shares	Value
Materials–1.9%
Ecolab, Inc. (Chemicals)		7,251	$1,699,054
Freeport-McMoRan, Inc. (Metals & Mining)		20,096	765,256
Huntsman Corp. (Chemicals)		42,785	771,413
Nucor Corp. (Metals & Mining)		13,280	1,549,909
Packaging Corp. of America (Containers & Packaging)		6,647	1,496,439
			6,282,071
Real Estate–1.6%
Camden Property Trust (Residential REITs)		11,756	1,364,166
Simon Property Group, Inc. (Retail REITs)		23,505	4,047,796
			5,411,962
Utilities–1.7%
CMS Energy Corp. (Multi-Utilities)		27,782	1,851,671
Exelon Corp. (Electric Utilities)		52,200	1,964,808
OGE Energy Corp. (Electric Utilities)		37,696	1,554,960
Pinnacle West Capital Corp. (Electric Utilities)		4,399	372,903
			5,744,342
Total Common Stocks (Cost $249,802,276)			$328,574,733
Total Investments – 99.7% (Cost $249,802,276)	(b)		$328,574,733
Other Assets in Excess of Liabilities – 0.3%	(c)		842,418
Net Assets – 100.0%			$329,417,151

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(c)	Includes $183,057 of cash pledged as collateral for the futures contracts outstanding at December 31, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
December 31, 2024

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	12	March 21, 2025	$3,651,782	$3,561,450	$(90,332)	$15,645
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio
Schedule of Investments
December 31, 2024

Common Stocks–96.3%		Shares	Value
Communication Services–2.8%
Bandwidth, Inc. Class A (Diversified Telecom. Svs.)	(a)	12,048	$205,057
CarGurus, Inc. (Interactive Media & Svs.)	(a)	11,168	408,079
Cinemark Holdings, Inc. (Entertainment)	(a)	6,982	216,302
E.W. Scripps Co. / The Class A (Media)	(a)	12,053	26,637
Eventbrite, Inc. Class A (Entertainment)	(a)	9,898	33,257
EverQuote, Inc. Class A (Interactive Media & Svs.)	(a)	13,718	274,223
Grindr, Inc. (Interactive Media & Svs.)	(a)	2,397	42,763
IDT Corp. Class B (Diversified Telecom. Svs.)		8,333	395,984
Integral Ad Science Holding Corp. (Media)	(a)	13,133	137,109
Magnite, Inc. (Media)	(a)	6,550	104,276
MediaAlpha, Inc. Class A (Interactive Media & Svs.)	(a)	3,477	39,255
Nextdoor Holdings, Inc. (Interactive Media & Svs.)	(a)	44,077	104,463
QuinStreet, Inc. (Interactive Media & Svs.)	(a)	15,313	353,271
Roku, Inc. (Entertainment)	(a)	3,813	283,458
Shutterstock, Inc. (Interactive Media & Svs.)		8,642	262,285
Yelp, Inc. (Interactive Media & Svs.)	(a)	15,343	593,774
ZipRecruiter, Inc. Class A (Interactive Media & Svs.)	(a)	26,513	191,954
			3,672,147
Consumer Discretionary–10.8%
1-800-Flowers.com, Inc. Class A (Specialty Retail)	(a)	25,190	205,802
Abercrombie & Fitch Co. Class A (Specialty Retail)	(a)	7,513	1,122,968
Accel Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	32,387	345,893
American Eagle Outfitters, Inc. (Specialty Retail)		14,564	242,782
Bath & Body Works, Inc. (Specialty Retail)		738	28,612
Beazer Homes U.S.A., Inc. (Household Durables)	(a)	1,527	41,931
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	3,507	532,433
Bright Horizons Family Solutions, Inc. (Diversified Consumer Svs.)	(a)	1,017	112,734
Brinker International, Inc. (Hotels, Restaurants & Leisure)	(a)	5,030	665,419
Build-A-Bear Workshop, Inc. (Specialty Retail)		452	20,810
Century Communities, Inc. (Household Durables)		349	25,603
Champion Homes, Inc. (Household Durables)	(a)	471	41,495
Coursera, Inc. (Diversified Consumer Svs.)	(a)	10,760	91,460
Dana, Inc. (Automobile Components)		5,948	68,759
Five Below, Inc. (Specialty Retail)	(a)	280	29,389
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	8,518	465,679
Funko, Inc. Class A (Leisure Products)	(a)	4,693	62,839
Gap, Inc. / The (Specialty Retail)		4,308	101,798
Genesco, Inc. (Specialty Retail)	(a)	918	39,245
GigaCloud Technology, Inc. Class A (Distributors)	(a)	2,985	55,282
GoPro, Inc. Class A (Household Durables)	(a)	57,623	62,809
Haverty Furniture Cos., Inc. (Specialty Retail)		1,870	41,626
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	2,461	95,856
Installed Building Products, Inc. (Household Durables)		3,685	645,796
JAKKS Pacific, Inc. (Leisure Products)	(a)	626	17,622
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)		1,486	126,919
Lands' End, Inc. (Specialty Retail)	(a)	1,131	14,861
Laureate Education, Inc. (Diversified Consumer Svs.)	(a)	39,039	714,023
Lindblad Expeditions Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	6,061	71,883
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
M/I Homes, Inc. (Household Durables)	(a)	4,793	$637,229
Malibu Boats, Inc. Class A (Leisure Products)	(a)	4,764	179,079
Modine Manufacturing Co. (Automobile Components)	(a)	8,628	1,000,244
Murphy U.S.A., Inc. (Specialty Retail)		710	356,243
Patrick Industries, Inc. (Automobile Components)		4,725	392,553
Peloton Interactive, Inc. Class A (Leisure Products)	(a)	13,238	115,171
Petco Health & Wellness Co., Inc. (Specialty Retail)	(a)	7,475	28,480
RealReal, Inc. / The (Specialty Retail)	(a)	9,705	106,076
Revolve Group, Inc. (Specialty Retail)	(a)	11,531	386,173
Rush Street Interactive, Inc. (Hotels, Restaurants & Leisure)	(a)	15,108	207,282
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	3,813	494,927
Sonic Automotive, Inc. Class A (Specialty Retail)		5,717	362,172
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)		611	25,980
Stitch Fix, Inc. Class A (Specialty Retail)	(a)	18,287	78,817
Stride, Inc. (Diversified Consumer Svs.)	(a)	2,652	275,622
Sweetgreen, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	5,665	181,620
Taylor Morrison Home Corp. (Household Durables)	(a)	1,974	120,829
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		3,737	674,267
Toll Brothers, Inc. (Household Durables)		3,428	431,757
Tri Pointe Homes, Inc. (Household Durables)	(a)	6,097	221,077
Victoria's Secret & Co. (Specialty Retail)	(a)	473	19,592
Visteon Corp. (Automobile Components)	(a)	7,039	624,500
Warby Parker, Inc. Class A (Specialty Retail)	(a)	18,213	440,937
Wayfair, Inc. Class A (Specialty Retail)	(a)	4,698	208,215
Wingstop, Inc. (Hotels, Restaurants & Leisure)		1,807	513,549
YETI Holdings, Inc. (Leisure Products)	(a)	4,552	175,298
Zumiez, Inc. (Specialty Retail)	(a)	4,175	80,035
			14,430,052
Consumer Staples–2.6%
Andersons, Inc. / The (Consumer Staples Distribution & Retail)		4,566	185,014
BellRing Brands, Inc. (Personal Care Products)	(a)	2,288	172,378
Central Garden & Pet Co. Class A (Household Products)	(a)	10,003	330,599
Freshpet, Inc. (Food Products)	(a)	2,680	396,935
John B. Sanfilippo & Son, Inc. (Food Products)		294	25,610
Lancaster Colony Corp. (Food Products)		2,775	480,464
Sprouts Farmers Market, Inc. (Consumer Staples Distribution & Retail)	(a)	11,585	1,472,106
Turning Point Brands, Inc. (Tobacco)		1,159	69,656
Vital Farms, Inc. (Food Products)	(a)	8,067	304,045
WD-40 Co. (Household Products)		174	42,226
			3,479,033
Energy–2.3%
Archrock, Inc. (Energy Equip. & Svs.)		13,250	329,793
Borr Drilling Ltd. (Energy Equip. & Svs.)		42,829	167,033
Clean Energy Fuels Corp. (Oil, Gas & Consumable Fuels)	(a)	10,637	26,699
Delek U.S. Holdings, Inc. (Oil, Gas & Consumable Fuels)		16,793	310,671
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)		10,048	52,551

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
Energy (continued)
Helix Energy Solutions Group, Inc. (Energy Equip. & Svs.)	(a)	23,245	$216,643
Liberty Energy, Inc. (Energy Equip. & Svs.)		14,279	284,009
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		21,025	491,564
Matador Resources Co. (Oil, Gas & Consumable Fuels)		822	46,246
Oceaneering International, Inc. (Energy Equip. & Svs.)	(a)	22,302	581,636
Smart Sand, Inc. (Energy Equip. & Svs.)		47,289	106,400
Tidewater, Inc. (Energy Equip. & Svs.)	(a)	7,060	386,253
Uranium Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	2,484	16,618
			3,016,116
Financials–7.8%
Amalgamated Financial Corp. (Banks)		700	23,429
Artisan Partners Asset Management, Inc. Class A (Capital Markets)		11,375	489,694
Bank7 Corp. (Banks)		2,640	123,182
Brightsphere Investment Group, Inc. (Capital Markets)		7,880	207,559
Cohen & Steers, Inc. (Capital Markets)		5,969	551,178
Donegal Group, Inc. Class A (Insurance)		1,794	27,753
Euronet Worldwide, Inc. (Financial Services)	(a)	2,230	229,333
Federal Agricultural Mortgage Corp. Class C (Financial Services)		480	94,536
First Business Financial Services, Inc. (Banks)		2,203	101,977
First Financial Bankshares, Inc. (Banks)		12,160	438,368
First Internet Bancorp (Banks)		2,267	81,589
First of Long Island Corp. / The (Banks)		2,883	33,673
FirstCash Holdings, Inc. (Consumer Finance)		7,308	757,109
Flywire Corp. (Financial Services)	(a)	3,416	70,438
GCM Grosvenor, Inc. Class A (Capital Markets)		2,395	29,387
Hamilton Lane, Inc. Class A (Capital Markets)		5,296	784,073
HarborOne Bancorp, Inc. (Banks)		441	5,217
Houlihan Lokey, Inc. (Capital Markets)		5,775	1,002,887
Kearny Financial Corp. (Banks)		10,266	72,683
Lemonade, Inc. (Insurance)	(a)	2,621	96,138
LendingTree, Inc. (Consumer Finance)	(a)	1,399	54,211
Mercury General Corp. (Insurance)		6,618	439,965
MetroCity Bankshares, Inc. (Banks)		536	17,125
Moelis & Co. Class A (Capital Markets)		7,123	526,247
MVB Financial Corp. (Banks)		2,032	42,062
Northfield Bancorp, Inc. (Banks)		8,633	100,316
OneMain Holdings, Inc. (Consumer Finance)		9,679	504,566
Oscar Health, Inc. Class A (Insurance)	(a)	20,097	270,104
Pagseguro Digital Ltd. Class A (Financial Services)	(a)	37,557	235,107
Palomar Holdings, Inc. (Insurance)	(a)	436	46,037
Perella Weinberg Partners (Capital Markets)		3,205	76,407
Piper Sandler Cos. (Capital Markets)		843	252,858
PJT Partners, Inc. Class A (Capital Markets)		3,440	542,866
PROG Holdings, Inc. (Consumer Finance)		5,941	251,067
Reinsurance Group of America, Inc. (Insurance)		1,033	220,680
Remitly Global, Inc. (Financial Services)	(a)	13,617	307,336
Root, Inc. Class A (Insurance)	(a)	419	30,415
Selectquote, Inc. (Insurance)	(a)	8,673	32,264
Sierra Bancorp (Banks)		1,484	42,917
StepStone Group, Inc. Class A (Capital Markets)		3,599	208,310
StoneCo Ltd. Class A (Financial Services)	(a)	31,391	250,186
Tiptree, Inc. (Insurance)		5,141	107,241
Trupanion, Inc. (Insurance)	(a)	1,413	68,107
Common Stocks (Continued)		Shares	Value
Financials (continued)
Upstart Holdings, Inc. (Consumer Finance)	(a)	6,834	$420,769
USCB Financial Holdings, Inc. (Banks)		2,894	51,369
Victory Capital Holdings, Inc. Class A (Capital Markets)		681	44,578
			10,363,313
Health Care–23.5%
10X Genomics, Inc. Class A (Life Sciences Tools & Svs.)	(a)	1,019	14,633
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	12,690	232,862
Accuray, Inc. (Health Care Equip. & Supplies)	(a)	22,350	44,253
Adaptive Biotechnologies Corp. (Life Sciences Tools & Svs.)	(a)	22,888	137,214
ADMA Biologics, Inc. (Biotechnology)	(a)	25,786	442,230
Alector, Inc. (Biotechnology)	(a)	22,360	42,260
Alignment Healthcare, Inc. (Health Care Providers & Svs.)	(a)	3,089	34,751
Alkermes PLC (Biotechnology)	(a)	12,368	355,704
Alphatec Holdings, Inc. (Health Care Equip. & Supplies)	(a)	2,443	22,427
ALX Oncology Holdings, Inc. (Biotechnology)	(a)	1,291	2,156
Amarin Corp. PLC – ADR (Biotechnology)	(a)	17,101	8,294
Amicus Therapeutics, Inc. (Biotechnology)	(a)	38,032	358,261
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	6,486	155,145
Amphastar Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	4,323	160,513
Apogee Therapeutics, Inc. (Biotechnology)	(a)	2,005	90,827
Arcellx, Inc. (Biotechnology)	(a)	6,184	474,251
Arcus Biosciences, Inc. (Biotechnology)	(a)	5,261	78,336
Arcutis Biotherapeutics, Inc. (Biotechnology)	(a)	6,441	89,723
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	10,096	189,805
Arvinas, Inc. (Pharmaceuticals)	(a)	11,258	215,816
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	7,765	237,298
Avidity Biosciences, Inc. (Biotechnology)	(a)	10,888	316,623
Axsome Therapeutics, Inc. (Pharmaceuticals)	(a)	3,039	257,130
Beam Therapeutics, Inc. (Biotechnology)	(a)	6,117	151,702
Beyondspring, Inc. (Biotechnology)	(a)	5,417	8,830
BioCryst Pharmaceuticals, Inc. (Biotechnology)	(a)	27,957	210,237
Biohaven Ltd. (Biotechnology)	(a)	6,298	235,230
Blueprint Medicines Corp. (Biotechnology)	(a)	7,579	661,040
Bridgebio Pharma, Inc. (Biotechnology)	(a)	5,692	156,189
CareDx, Inc. (Biotechnology)	(a)	4,195	89,815
Castle Biosciences, Inc. (Health Care Providers & Svs.)	(a)	8,652	230,576
Catalyst Pharmaceuticals, Inc. (Biotechnology)	(a)	16,886	352,411
Celldex Therapeutics, Inc. (Biotechnology)	(a)	3,875	97,921
Cerus Corp. (Health Care Equip. & Supplies)	(a)	61,031	93,988
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	17,805	84,930
Coherus Biosciences, Inc. (Biotechnology)	(a)	29,534	40,757
Collegium Pharmaceutical, Inc. (Pharmaceuticals)	(a)	10,823	310,079
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	19,528	984,016
Crinetics Pharmaceuticals, Inc. (Biotechnology)	(a)	8,270	422,845
Cytokinetics, Inc. (Biotechnology)	(a)	1,069	50,286
Day One Biopharmaceuticals, Inc. (Biotechnology)	(a)	7,132	90,362
Denali Therapeutics, Inc. (Biotechnology)	(a)	16,756	341,487
Doximity, Inc. Class A (Health Care Technology)	(a)	1,183	63,160
Dynavax Technologies Corp. (Biotechnology)	(a)	17,374	221,866

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Dyne Therapeutics, Inc. (Biotechnology)	(a)	10,193	$240,147
Edgewise Therapeutics, Inc. (Pharmaceuticals)	(a)	7,074	188,876
Editas Medicine, Inc. (Biotechnology)	(a)	20,268	25,740
Enanta Pharmaceuticals, Inc. (Biotechnology)	(a)	3,463	19,912
Ensign Group, Inc. / The (Health Care Providers & Svs.)		8,901	1,182,587
Evolent Health, Inc. Class A (Health Care Technology)	(a)	15,911	178,999
Fate Therapeutics, Inc. (Biotechnology)	(a)	35,418	58,440
FibroGen, Inc. (Biotechnology)	(a)	7,167	3,795
Foghorn Therapeutics, Inc. (Biotechnology)	(a)	8,256	38,968
Geron Corp. (Biotechnology)	(a)	4,451	15,757
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	983	147,391
Guardant Health, Inc. (Health Care Providers & Svs.)	(a)	15,668	478,657
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	3,813	297,719
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	11,490	549,337
Harmony Biosciences Holdings, Inc. (Pharmaceuticals)	(a)	5,031	173,117
Harrow, Inc. (Pharmaceuticals)	(a)	1,417	47,540
Health Catalyst, Inc. (Health Care Technology)	(a)	4,702	33,243
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	8,410	806,940
Heron Therapeutics, Inc. (Biotechnology)	(a)	26,542	40,609
Hims & Hers Health, Inc. (Health Care Providers & Svs.)	(a)	19,234	465,078
Ideaya Biosciences, Inc. (Biotechnology)	(a)	12,928	332,250
Immunovant, Inc. (Biotechnology)	(a)	2,595	64,278
Inari Medical, Inc. (Health Care Equip. & Supplies)	(a)	4,148	211,755
Inmode Ltd. (Health Care Equip. & Supplies)	(a)	776	12,959
Insmed, Inc. (Biotechnology)	(a)	14,289	986,513
Intellia Therapeutics, Inc. (Biotechnology)	(a)	9,714	113,265
Intra-Cellular Therapies, Inc. (Pharmaceuticals)	(a)	3,745	312,782
Ionis Pharmaceuticals, Inc. (Biotechnology)	(a)	6,552	229,058
Iovance Biotherapeutics, Inc. (Biotechnology)	(a)	39,021	288,755
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	1,936	174,569
iTeos Therapeutics, Inc. (Biotechnology)	(a)	9,073	69,681
Janux Therapeutics, Inc. (Biotechnology)	(a)	342	18,311
Keros Therapeutics, Inc. (Biotechnology)	(a)	615	9,736
Kiniksa Pharmaceuticals International PLC (Biotechnology)	(a)	14,930	295,315
Krystal Biotech, Inc. (Biotechnology)	(a)	1,667	261,152
Kura Oncology, Inc. (Biotechnology)	(a)	12,165	105,957
Kymera Therapeutics, Inc. (Biotechnology)	(a)	8,932	359,334
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	4,033	360,792
LeMaitre Vascular, Inc. (Health Care Equip. & Supplies)		1,997	184,004
Madrigal Pharmaceuticals, Inc. (Biotechnology)	(a)	1,407	434,158
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	492	163,457
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	8,929	863,613
MiNK Therapeutics, Inc. (Biotechnology)	(a)	952	663
Mirum Pharmaceuticals, Inc. (Biotechnology)	(a)	644	26,629
Natera, Inc. (Biotechnology)	(a)	1,440	227,952
Nevro Corp. (Health Care Equip. & Supplies)	(a)	3,665	13,634
Novocure Ltd. (Health Care Equip. & Supplies)	(a)	16,878	502,964
Nurix Therapeutics, Inc. (Biotechnology)	(a)	5,994	112,927
Nuvalent, Inc. Class A (Biotechnology)	(a)	4,193	328,228
Ocular Therapeutix, Inc. (Pharmaceuticals)	(a)	4,889	41,752
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Omnicell, Inc. (Health Care Equip. & Supplies)	(a)	3,124	$139,081
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	10,579	245,433
OraSure Technologies, Inc. (Health Care Equip. & Supplies)	(a)	4,376	15,797
Pennant Group, Inc. / The (Health Care Providers & Svs.)	(a)	1,516	40,204
Phreesia, Inc. (Health Care Technology)	(a)	11,187	281,465
Privia Health Group, Inc. (Health Care Providers & Svs.)	(a)	8,041	157,202
PROCEPT BioRobotics Corp. (Health Care Equip. & Supplies)	(a)	975	78,507
Progyny, Inc. (Health Care Providers & Svs.)	(a)	27,279	470,563
Protagonist Therapeutics, Inc. (Biotechnology)	(a)	5,981	230,867
Prothena Corp. PLC (Biotechnology)	(a)	8,334	115,426
PTC Therapeutics, Inc. (Biotechnology)	(a)	9,402	424,406
RadNet, Inc. (Health Care Providers & Svs.)	(a)	5,575	389,358
Recursion Pharmaceuticals, Inc. Class A (Biotechnology)	(a)	32,111	217,070
REGENXBIO, Inc. (Biotechnology)	(a)	13,117	101,394
Relay Therapeutics, Inc. (Biotechnology)	(a)	32,915	135,610
Revance Therapeutics, Inc. (Pharmaceuticals)	(a)	8,545	25,977
REVOLUTION Medicines, Inc. (Biotechnology)	(a)	10,752	470,293
Rhythm Pharmaceuticals, Inc. (Biotechnology)	(a)	7,881	441,178
Rigel Pharmaceuticals, Inc. (Biotechnology)	(a)	8,866	149,126
RxSight, Inc. (Health Care Equip. & Supplies)	(a)	3,093	106,337
Sage Therapeutics, Inc. (Biotechnology)	(a)	6,247	33,921
Scholar Rock Holding Corp. (Biotechnology)	(a)	4,591	198,423
Schrodinger, Inc. (Health Care Technology)	(a)	2,789	53,800
Scilex Holding Co. (Acquired January 06, 2023, Cost $66,789) (Pharmaceuticals)	(a)(b)	6,373	2,717
Seer, Inc. (Life Sciences Tools & Svs.)	(a)	2,905	6,711
Select Medical Holdings Corp. (Health Care Providers & Svs.)		20,645	389,158
Septerna, Inc. (Pharmaceuticals)	(a)	1,784	40,854
Sorrento Therapeutics, Inc. (Biotechnology)	(a)	45,196	23
SpringWorks Therapeutics, Inc. (Biotechnology)	(a)	7,906	285,644
STAAR Surgical Co. (Health Care Equip. & Supplies)	(a)	7,224	175,471
Summit Therapeutics, Inc. (Biotechnology)	(a)	918	16,382
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	12,532	453,157
Surgery Partners, Inc. (Health Care Providers & Svs.)	(a)	17,412	368,612
Sutro Biopharma, Inc. (Biotechnology)	(a)	13,219	24,323
Syndax Pharmaceuticals, Inc. (Biotechnology)	(a)	20,478	270,719
Tactile Systems Technology, Inc. (Health Care Equip. & Supplies)	(a)	6,253	107,114
Tandem Diabetes Care, Inc. (Health Care Equip. & Supplies)	(a)	11,760	423,595
Tarsus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	3,223	178,458
Teladoc Health, Inc. (Health Care Technology)	(a)	21,535	195,753
TG Therapeutics, Inc. (Biotechnology)	(a)	13,259	399,096
TransMedics Group, Inc. (Health Care Equip. & Supplies)	(a)	2,033	126,758
Travere Therapeutics, Inc. (Biotechnology)	(a)	10,508	183,049
Treace Medical Concepts, Inc. (Health Care Equip. & Supplies)	(a)	3,536	26,308
Trevi Therapeutics, Inc. (Pharmaceuticals)	(a)	6,211	25,589
Twist Bioscience Corp. (Biotechnology)	(a)	7,164	332,911

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
Health Care (continued)
UFP Technologies, Inc. (Health Care Equip. & Supplies)	(a)	149	$36,432
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	3,613	151,999
Vanda Pharmaceuticals, Inc. (Biotechnology)	(a)	9,229	44,207
Vaxcyte, Inc. (Biotechnology)	(a)	10,113	827,850
Vera Therapeutics, Inc. (Biotechnology)	(a)	862	36,454
Vericel Corp. (Biotechnology)	(a)	5,321	292,176
Verve Therapeutics, Inc. (Biotechnology)	(a)	6,036	34,043
Viemed Healthcare, Inc. (Health Care Providers & Svs.)	(a)	11,958	95,903
Viking Therapeutics, Inc. (Biotechnology)	(a)	2,672	107,521
Wave Life Sciences Ltd. (Pharmaceuticals)	(a)	1,338	16,551
Xencor, Inc. (Biotechnology)	(a)	7,931	182,254
Zentalis Pharmaceuticals, Inc. (Biotechnology)	(a)	1,298	3,933
			31,340,697
Industrials–21.5%
ACV Auctions, Inc. Class A (Commercial Svs. & Supplies)	(a)	8,301	179,302
AeroVironment, Inc. (Aerospace & Defense)	(a)	2,812	432,739
American Superconductor Corp. (Electrical Equip.)	(a)	10,953	269,772
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		5,891	1,410,718
ArcBest Corp. (Ground Transportation)		153	14,278
Archer Aviation, Inc. Class A (Aerospace & Defense)	(a)	3,003	29,279
Astronics Corp. (Aerospace & Defense)	(a)	6,539	104,362
Atkore, Inc. (Electrical Equip.)		4,838	403,731
Atmus Filtration Technologies, Inc. (Machinery)		6,674	261,487
AZEK Co., Inc. / The (Building Products)	(a)	8,666	411,375
Bloom Energy Corp. Class A (Electrical Equip.)	(a)	9,891	219,679
Blue Bird Corp. (Machinery)	(a)	6,317	244,026
BlueLinx Holdings, Inc. (Trading Companies & Distributors)	(a)	250	25,540
Boise Cascade Co. (Trading Companies & Distributors)		8,993	1,068,908
CBIZ, Inc. (Professional Svs.)	(a)	201	16,448
Chart Industries, Inc. (Machinery)	(a)	2,144	409,161
Comfort Systems U.S.A., Inc. (Construction & Engineering)		2,792	1,183,976
Construction Partners, Inc. Class A (Construction & Engineering)	(a)	404	35,738
CoreCivic, Inc. (Commercial Svs. & Supplies)	(a)	3,752	81,568
CSG Systems International, Inc. (Professional Svs.)		7,289	372,541
CSW Industrials, Inc. (Building Products)		1,032	364,090
DNOW, Inc. (Trading Companies & Distributors)	(a)	6,890	89,639
Ducommun, Inc. (Aerospace & Defense)	(a)	3,631	231,149
Dycom Industries, Inc. (Construction & Engineering)	(a)	3,878	675,005
EMCOR Group, Inc. (Construction & Engineering)		2,612	1,185,587
Energy Recovery, Inc. (Machinery)	(a)	1,788	26,284
EnerSys (Electrical Equip.)		4,082	377,299
ExlService Holdings, Inc. (Professional Svs.)	(a)	38,041	1,688,260
Federal Signal Corp. (Machinery)		2,784	257,214
Flowserve Corp. (Machinery)		16,282	936,541
Fluor Corp. (Construction & Engineering)	(a)	6,379	314,612
Franklin Covey Co. (Professional Svs.)	(a)	18,451	693,389
Franklin Electric Co., Inc. (Machinery)		11,615	1,131,882
FTAI Aviation Ltd. (Trading Companies & Distributors)		11,736	1,690,453
Gibraltar Industries, Inc. (Building Products)	(a)	7,342	432,444
GMS, Inc. (Trading Companies & Distributors)	(a)	3,225	273,577
Graham Corp. (Machinery)	(a)	343	15,253
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Griffon Corp. (Building Products)		4,799	$342,025
Herc Holdings, Inc. (Trading Companies & Distributors)		4,225	799,919
IBEX Holdings Ltd. (Professional Svs.)	(a)	3,675	78,976
ICF International, Inc. (Professional Svs.)		1,140	135,899
IES Holdings, Inc. (Construction & Engineering)	(a)	1,557	312,895
Insperity, Inc. (Professional Svs.)		8,538	661,780
Kforce, Inc. (Professional Svs.)		15,233	863,711
Lyft, Inc. Class A (Ground Transportation)	(a)	7,171	92,506
Manitowoc Co., Inc. / The (Machinery)	(a)	2,982	27,226
ManpowerGroup, Inc. (Professional Svs.)		4,500	259,740
MasTec, Inc. (Construction & Engineering)	(a)	486	66,164
Maximus, Inc. (Professional Svs.)		2,617	195,359
McGrath RentCorp (Trading Companies & Distributors)		2,453	274,294
Moog, Inc. Class A (Aerospace & Defense)		2,829	556,860
Mueller Industries, Inc. (Machinery)		12,640	1,003,110
Mueller Water Products, Inc. Class A (Machinery)		6,373	143,392
NEXTracker, Inc. Class A (Electrical Equip.)	(a)	9,568	349,519
NuScale Power Corp. (Electrical Equip.)	(a)	2,739	49,110
Oshkosh Corp. (Machinery)		3,550	337,498
Paylocity Holding Corp. (Professional Svs.)	(a)	490	97,740
Powell Industries, Inc. (Electrical Equip.)		1,269	281,274
Primoris Services Corp. (Construction & Engineering)		6,160	470,624
Pursuit Attractions and Hospitality, Inc. (Commercial Svs. & Supplies)	(a)	1,251	53,180
Radiant Logistics, Inc. (Air Freight & Logistics)	(a)	10,231	68,548
Rocket Lab U.S.A., Inc. (Aerospace & Defense)	(a)	26,180	666,805
SkyWest, Inc. (Passenger Airlines)	(a)	2,975	297,887
SPX Technologies, Inc. (Machinery)	(a)	1,174	170,840
Sterling Infrastructure, Inc. (Construction & Engineering)	(a)	2,792	470,312
UFP Industries, Inc. (Building Products)		3,753	422,775
V2X, Inc. (Aerospace & Defense)	(a)	4,945	236,519
Watts Water Technologies, Inc. Class A (Machinery)		3,722	756,683
Willdan Group, Inc. (Professional Svs.)	(a)	953	36,300
Xometry, Inc. Class A (Trading Companies & Distributors)	(a)	969	41,338
Xylem, Inc. (Machinery)		1,060	122,981
Zurn Elkay Water Solutions Corp. (Building Products)		8,560	319,288
			28,620,383
Information Technology–20.8%
8x8, Inc. (Software)	(a)	13,109	35,001
ACI Worldwide, Inc. (Software)	(a)	23,892	1,240,234
ACM Research, Inc. Class A (Semiconductors & Equip.)	(a)	1,361	20,551
Alarm.com Holdings, Inc. (Software)	(a)	6,696	407,117
Alkami Technology, Inc. (Software)	(a)	760	27,877
Ambarella, Inc. (Semiconductors & Equip.)	(a)	4,857	353,298
Appian Corp. Class A (Software)	(a)	6,661	219,680
Arteris, Inc. (Software)	(a)	7,472	76,140
Asana, Inc. Class A (Software)	(a)	6,181	125,289
Aurora Innovation, Inc. (Software)	(a)	18,475	116,392
Axcelis Technologies, Inc. (Semiconductors & Equip.)	(a)	5,789	404,477
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		1,942	411,937
BlackLine, Inc. (Software)	(a)	6,296	382,545
Box, Inc. Class A (Software)	(a)	27,296	862,554
Braze, Inc. Class A (Software)	(a)	5,146	215,514
C3.ai, Inc. Class A (Software)	(a)	8,820	303,673
Calix, Inc. (Communications Equip.)	(a)	12,024	419,277
Cleanspark, Inc. (Software)	(a)	21,267	195,869

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Clear Secure, Inc. Class A (Software)		9,766	$260,166
Clearwater Analytics Holdings, Inc. Class A (Software)	(a)	3,923	107,961
Commvault Systems, Inc. (Software)	(a)	6,540	986,951
Confluent, Inc. Class A (Software)	(a)	6,715	187,751
Core Scientific, Inc. (Software)	(a)	4,046	56,846
Credo Technology Group Holding Ltd. (Semiconductors & Equip.)	(a)	15,611	1,049,215
Diodes, Inc. (Semiconductors & Equip.)	(a)	1,865	115,014
Domo, Inc. Class B (Software)	(a)	2,462	17,431
Elastic N.V. (Software)	(a)	1,496	148,224
ePlus, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,585	338,740
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	5,088	1,118,749
Fastly, Inc. Class A (IT Svs.)	(a)	17,550	165,672
Five9, Inc. (Software)	(a)	655	26,619
FormFactor, Inc. (Semiconductors & Equip.)	(a)	7,319	322,036
Freshworks, Inc. Class A (Software)	(a)	15,869	256,602
Gitlab, Inc. Class A (Software)	(a)	5,904	332,690
Hackett Group, Inc. / The (IT Svs.)		6,448	198,083
Ichor Holdings Ltd. (Semiconductors & Equip.)	(a)	7,728	248,996
Impinj, Inc. (Semiconductors & Equip.)	(a)	2,994	434,908
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,681	559,880
Intapp, Inc. (Software)	(a)	4,993	320,001
IonQ, Inc. (Tech. Hardware, Storage & Periph.)	(a)	13,071	545,976
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,796	412,170
Kaltura, Inc. (Software)	(a)	23,954	52,699
LiveRamp Holdings, Inc. (Software)	(a)	8,891	270,020
Lumentum Holdings, Inc. (Communications Equip.)	(a)	1,768	148,424
MARA Holdings, Inc. (Software)	(a)	15,318	256,883
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	13,361	264,281
Methode Electronics, Inc. (Electronic Equip., Instr. & Comp.)		5,817	68,582
Napco Security Technologies, Inc. (Electronic Equip., Instr. & Comp.)		6,439	228,971
NETGEAR, Inc. (Communications Equip.)	(a)	7,988	222,626
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	2,312	385,341
Ooma, Inc. (Software)	(a)	7,140	100,388
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,411	571,104
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		11,887	823,412
Plexus Corp. (Electronic Equip., Instr. & Comp.)	(a)	833	130,348
Power Integrations, Inc. (Semiconductors & Equip.)		9,378	578,623
PROS Holdings, Inc. (Software)	(a)	10,870	238,705
Q2 Holdings, Inc. (Software)	(a)	10,721	1,079,069
Qualys, Inc. (Software)	(a)	4,335	607,854
Rambus, Inc. (Semiconductors & Equip.)	(a)	7,746	409,453
Rapid7, Inc. (Software)	(a)	12,646	508,749
Red Violet, Inc. (Software)	(a)	436	15,783
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,574	270,445
Semtech Corp. (Semiconductors & Equip.)	(a)	7,913	489,419
ServiceTitan, Inc. Class A (Software)	(a)	352	36,210
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	2,263	281,110
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
SiTime Corp. (Semiconductors & Equip.)	(a)	1,756	$376,715
SoundHound AI, Inc. Class A (Software)	(a)	18,345	363,965
SoundThinking, Inc. (Software)	(a)	4,002	52,266
Sprout Social, Inc. Class A (Software)	(a)	8,217	252,344
SPS Commerce, Inc. (Software)	(a)	3,604	663,100
Synaptics, Inc. (Semiconductors & Equip.)	(a)	3,237	247,048
Tenable Holdings, Inc. (Software)	(a)	13,807	543,720
Terawulf, Inc. (Software)	(a)	2,711	15,344
Unity Software, Inc. (Software)	(a)	5,734	128,843
Varonis Systems, Inc. (Software)	(a)	19,993	888,289
Verint Systems, Inc. (Software)	(a)	11,823	324,541
Workiva, Inc. (Software)	(a)	9,184	1,005,648
Yext, Inc. (Software)	(a)	50,848	323,393
Zeta Global Holdings Corp. Class A (Software)	(a)	25,127	452,035
			27,703,856
Materials–2.9%
Alcoa Corp. (Metals & Mining)		3,411	128,868
Alpha Metallurgical Resources, Inc. (Metals & Mining)	(a)	900	180,108
Balchem Corp. (Chemicals)		1,727	281,492
Cabot Corp. (Chemicals)		7,981	728,745
Carpenter Technology Corp. (Metals & Mining)		4,392	745,366
Century Aluminum Co. (Metals & Mining)	(a)	14,833	270,257
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	27,300	256,620
Compass Minerals International, Inc. (Metals & Mining)		3,667	41,254
Constellium SE (Metals & Mining)	(a)	21,954	225,467
Kaiser Aluminum Corp. (Metals & Mining)		2,685	188,675
Materion Corp. (Metals & Mining)		1,864	184,312
Novagold Resources, Inc. (Metals & Mining)	(a)	37,181	123,813
Olympic Steel, Inc. (Metals & Mining)		2,960	97,118
Quaker Chemical Corp. (Chemicals)		1,818	255,902
Radius Recycling, Inc. (Metals & Mining)		8,705	132,490
			3,840,487
Real Estate–1.3%
Chatham Lodging Trust (Hotel & Resort REITs)		3,860	34,547
COPT Defense Properties (Office REITs)		12,759	394,891
Marcus & Millichap, Inc. (Real Estate Mgmt. & Development)		10,376	396,986
NexPoint Residential Trust, Inc. (Residential REITs)		16,692	696,891
Outfront Media, Inc. (Specialized REITs)		11,776	208,906
			1,732,221
Total Common Stocks (Cost $129,045,193)			$128,198,305

Rights–0.0%		Quantity	Value
Health Care–0.0%
Flexion Therapeutics, Inc. CVR (Biotechnology)	(a)	6,185	$3,835
Prevail Therapeutics, Inc. CVR (Biotechnology)	(a)	2,231	1,115
Total Rights (Cost $4,950)			$4,950
Total Investments – 96.3% (Cost $129,050,143)	(c)		$128,203,255
Other Assets in Excess of Liabilities – 3.7%	(d)		4,923,023
Net Assets – 100.0%			$133,126,278

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CVR:	Contingent Value Right
REITs:	Real Estate Investment Trusts

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
December 31, 2024
Footnotes:
(a)	Non-income producing security.
(b)	Represents a security deemed to be restricted. At December 31, 2024, the value of restricted securities in the Portfolio totaled $2,717, or 0.0% of the Portfolio’s net assets.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(d)	Includes $145,822 of cash pledged as collateral for the futures contracts outstanding at December 31, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
December 31, 2024

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Russell 2000 Index - Long	18	March 21, 2025	$2,146,395	$2,024,820	$(121,575)	$9,115
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio
Schedule of Investments
December 31, 2024

Common Stocks–97.4%		Shares	Value
Communication Services–1.4%
Frontier Communications Parent, Inc. (Diversified Telecom. Svs.)	(a)	40,517	$1,405,940
Iridium Communications, Inc. (Diversified Telecom. Svs.)		20,730	601,585
New York Times Co. / The Class A (Media)		29,826	1,552,443
Nexstar Media Group, Inc. (Media)		5,323	840,874
TKO Group Holdings, Inc. (Entertainment)	(a)	12,162	1,728,342
Warner Music Group Corp. Class A (Entertainment)		25,839	801,009
ZoomInfo Technologies, Inc. (Interactive Media & Svs.)	(a)	49,802	523,419
			7,453,612
Consumer Discretionary–13.9%
Abercrombie & Fitch Co. Class A (Specialty Retail)	(a)	9,333	1,395,004
Aramark (Hotels, Restaurants & Leisure)		48,149	1,796,439
Autoliv, Inc. (Automobile Components)		13,235	1,241,311
AutoNation, Inc. (Specialty Retail)	(a)	4,775	810,986
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		12,102	877,879
Brunswick Corp. (Leisure Products)		12,037	778,553
Burlington Stores, Inc. (Specialty Retail)	(a)	11,508	3,280,470
Capri Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a)	21,645	455,844
Chewy, Inc. Class A (Specialty Retail)	(a)	30,114	1,008,518
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		4,066	577,291
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		13,432	1,793,709
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)		5,880	493,508
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	10,645	1,165,947
Dick's Sporting Goods, Inc. (Specialty Retail)		10,569	2,418,610
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	6,925	2,245,293
Five Below, Inc. (Specialty Retail)	(a)	10,050	1,054,848
Floor & Decor Holdings, Inc. Class A (Specialty Retail)	(a)	19,593	1,953,422
GameStop Corp. Class A (Specialty Retail)	(a)	74,251	2,327,026
Gap, Inc. / The (Specialty Retail)		40,557	958,362
Gentex Corp. (Automobile Components)		41,549	1,193,703
Goodyear Tire & Rubber Co. / The (Automobile Components)	(a)	52,310	470,790
Graham Holdings Co. Class B (Diversified Consumer Svs.)		619	539,718
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	5,246	859,295
H&R Block, Inc. (Diversified Consumer Svs.)		25,040	1,323,114
Harley-Davidson, Inc. (Automobiles)		20,874	628,934
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	11,392	443,718
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)		7,728	1,213,141
KB Home (Household Durables)		12,856	844,896
Lear Corp. (Automobile Components)		9,921	939,519
Light & Wonder, Inc. (Hotels, Restaurants & Leisure)	(a)	16,136	1,393,828
Lithia Motors, Inc. (Specialty Retail)		4,867	1,739,612
Macy's, Inc. (Broadline Retail)		50,640	857,335
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)		5,842	524,612
Mattel, Inc. (Leisure Products)	(a)	61,567	1,091,583
Murphy U.S.A., Inc. (Specialty Retail)		3,368	1,689,894
Nordstrom, Inc. (Broadline Retail)		17,788	429,580
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	11,208	1,229,854
Penske Automotive Group, Inc. (Specialty Retail)		3,432	523,174
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	15,384	$1,521,016
Polaris, Inc. (Leisure Products)		9,625	554,592
PVH Corp. (Textiles, Apparel & Luxury Goods)		10,185	1,077,064
RH (Specialty Retail)	(a)	2,735	1,076,469
Service Corp. International (Diversified Consumer Svs.)		26,427	2,109,403
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	24,033	1,615,979
Taylor Morrison Home Corp. (Household Durables)	(a)	18,910	1,157,481
Tempur Sealy International, Inc. (Household Durables)		31,732	1,798,887
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		12,193	2,199,983
Thor Industries, Inc. (Automobiles)		9,697	928,100
Toll Brothers, Inc. (Household Durables)		18,452	2,324,029
TopBuild Corp. (Household Durables)	(a)	5,357	1,667,848
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		12,460	628,607
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	34,667	287,043
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	23,803	177,570
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		6,845	1,283,095
Valvoline, Inc. (Specialty Retail)	(a)	23,522	851,026
Visteon Corp. (Automobile Components)	(a)	5,071	449,899
Wendy's Co. / The (Hotels, Restaurants & Leisure)		31,437	512,423
Whirlpool Corp. (Household Durables)		10,075	1,153,386
Williams-Sonoma, Inc. (Specialty Retail)		23,087	4,275,251
Wingstop, Inc. (Hotels, Restaurants & Leisure)		5,338	1,517,060
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		14,216	1,432,831
YETI Holdings, Inc. (Leisure Products)	(a)	15,447	594,864
			75,763,226
Consumer Staples–4.4%
BellRing Brands, Inc. (Personal Care Products)	(a)	23,613	1,779,004
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	24,231	2,165,040
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	1,580	473,968
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		6,783	2,687,628
Celsius Holdings, Inc. (Beverages)	(a)	28,722	756,538
Coca-Cola Consolidated, Inc. (Beverages)		1,077	1,357,009
Coty, Inc. Class A (Personal Care Products)	(a)	67,078	466,863
Darling Ingredients, Inc. (Food Products)	(a)	29,052	978,762
e.l.f. Beauty, Inc. (Personal Care Products)	(a)	10,292	1,292,161
Flowers Foods, Inc. (Food Products)		35,714	737,851
Ingredion, Inc. (Food Products)		11,916	1,639,165
Lancaster Colony Corp. (Food Products)		3,515	608,587
Performance Food Group Co. (Consumer Staples Distribution & Retail)	(a)	28,475	2,407,561
Pilgrim's Pride Corp. (Food Products)	(a)	7,401	335,931
Post Holdings, Inc. (Food Products)	(a)	8,649	989,965
Sprouts Farmers Market, Inc. (Consumer Staples Distribution & Retail)	(a)	18,276	2,322,331
U.S. Foods Holding Corp. (Consumer Staples Distribution & Retail)	(a)	42,574	2,872,042
			23,870,406
Energy–4.5%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		61,527	928,442

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
Energy (continued)
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	53,453	$1,873,528
ChampionX Corp. (Energy Equip. & Svs.)		34,787	945,858
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		11,176	1,306,698
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)		16,187	742,498
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	27,269	999,954
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)		17,765	1,766,374
Expand Energy Corp. (Oil, Gas & Consumable Fuels)		38,425	3,825,209
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		29,216	1,024,021
Matador Resources Co. (Oil, Gas & Consumable Fuels)		21,212	1,193,387
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		24,996	756,379
NOV, Inc. (Energy Equip. & Svs.)		71,085	1,037,841
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		47,583	1,927,111
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		17,966	476,997
Permian Resources Corp. (Oil, Gas & Consumable Fuels)		116,334	1,672,883
Range Resources Corp. (Oil, Gas & Consumable Fuels)		44,107	1,586,970
Valaris Ltd. (Energy Equip. & Svs.)	(a)	12,012	531,411
Viper Energy, Inc. (Oil, Gas & Consumable Fuels)		18,802	922,614
Weatherford International PLC (Energy Equip. & Svs.)		13,266	950,244
			24,468,419
Financials–17.6%
Affiliated Managers Group, Inc. (Capital Markets)		5,522	1,021,128
Ally Financial, Inc. (Consumer Finance)		50,109	1,804,425
American Financial Group, Inc. (Insurance)		13,193	1,806,518
Annaly Capital Management, Inc. (Mortgage REIT)		102,445	1,874,744
Associated Banc-Corp (Banks)		29,336	701,130
Bank OZK (Banks)		19,258	857,559
Brighthouse Financial, Inc. (Insurance)	(a)	10,897	523,492
Cadence Bank (Banks)		33,436	1,151,870
Carlyle Group, Inc. / The (Capital Markets)		38,559	1,946,844
CNO Financial Group, Inc. (Insurance)		18,815	700,106
Columbia Banking System, Inc. (Banks)		38,285	1,034,078
Comerica, Inc. (Banks)		24,033	1,486,441
Commerce Bancshares, Inc. (Banks)		22,409	1,396,305
Cullen / Frost Bankers, Inc. (Banks)		11,724	1,573,947
East West Bancorp, Inc. (Banks)		25,339	2,426,463
Equitable Holdings, Inc. (Financial Services)		57,257	2,700,813
Essent Group Ltd. (Financial Services)		19,407	1,056,517
Euronet Worldwide, Inc. (Financial Services)	(a)	7,534	774,797
Evercore, Inc. Class A (Capital Markets)		6,470	1,793,419
Federated Hermes, Inc. (Capital Markets)		14,184	583,104
Fidelity National Financial, Inc. (Insurance)		47,508	2,667,099
First American Financial Corp. (Insurance)		18,822	1,175,246
First Financial Bankshares, Inc. (Banks)		23,476	846,310
First Horizon Corp. (Banks)		96,886	1,951,284
FirstCash Holdings, Inc. (Consumer Finance)		7,099	735,456
Flagstar Financial, Inc. (Banks)		55,636	519,084
FNB Corp. (Banks)		65,679	970,736
Glacier Bancorp, Inc. (Banks)		20,720	1,040,558
Hamilton Lane, Inc. Class A (Capital Markets)		7,634	1,130,214
Hancock Whitney Corp. (Banks)		15,709	859,596
Hanover Insurance Group, Inc. / The (Insurance)		6,584	1,018,281
Home BancShares, Inc. (Banks)		33,768	955,634
Common Stocks (Continued)		Shares	Value
Financials (continued)
Houlihan Lokey, Inc. (Capital Markets)		9,795	$1,701,000
Interactive Brokers Group, Inc. Class A (Capital Markets)		19,901	3,515,910
International Bancshares Corp. (Banks)		9,821	620,294
Janus Henderson Group PLC (Capital Markets)		23,237	988,270
Jefferies Financial Group, Inc. (Capital Markets)		29,671	2,326,206
Kemper Corp. (Insurance)		10,976	729,245
Kinsale Capital Group, Inc. (Insurance)		4,043	1,880,521
MGIC Investment Corp. (Financial Services)		46,306	1,097,915
Morningstar, Inc. (Capital Markets)		4,939	1,663,258
Old National Bancorp (Banks)		58,308	1,265,575
Old Republic International Corp. (Insurance)		42,649	1,543,467
Pinnacle Financial Partners, Inc. (Banks)		13,987	1,599,973
Primerica, Inc. (Insurance)		6,100	1,655,662
Prosperity Bancshares, Inc. (Banks)		17,420	1,312,597
Reinsurance Group of America, Inc. (Insurance)		12,037	2,571,464
RenaissanceRe Holdings Ltd. (Insurance)		9,493	2,361,953
RLI Corp. (Insurance)		7,624	1,256,664
Ryan Specialty Holdings, Inc. (Insurance)		19,448	1,247,784
SEI Investments Co. (Capital Markets)		17,912	1,477,382
Selective Insurance Group, Inc. (Insurance)		11,108	1,038,820
Shift4 Payments, Inc. Class A (Financial Services)	(a)	12,547	1,302,128
SLM Corp. (Consumer Finance)		38,799	1,070,076
SouthState Corp. (Banks)		13,945	1,387,249
Starwood Property Trust, Inc. (Mortgage REIT)		58,543	1,109,390
Stifel Financial Corp. (Capital Markets)		18,708	1,984,545
Synovus Financial Corp. (Banks)		25,890	1,326,345
Texas Capital Bancshares, Inc. (Banks)	(a)	8,420	658,444
UMB Financial Corp. (Banks)		8,109	915,182
United Bankshares, Inc. (Banks)		24,636	925,082
Unum Group (Insurance)		30,710	2,242,751
Valley National Bancorp (Banks)		86,620	784,777
Voya Financial, Inc. (Financial Services)		17,581	1,210,100
Webster Financial Corp. (Banks)		31,324	1,729,711
Western Alliance Bancorp (Banks)		19,932	1,665,119
Western Union Co. / The (Financial Services)		62,019	657,401
WEX, Inc. (Financial Services)	(a)	7,269	1,274,401
Wintrust Financial Corp. (Banks)		12,155	1,515,850
Zions Bancorp N.A. (Banks)		26,996	1,464,533
			96,160,242
Health Care–9.1%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	16,921	670,918
Amedisys, Inc. (Health Care Providers & Svs.)	(a)	6,013	545,920
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	22,824	429,091
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	124,359	2,620,244
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	34,823	2,288,916
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	3,517	1,155,370
Bruker Corp. (Life Sciences Tools & Svs.)		20,216	1,185,062
Chemed Corp. (Health Care Providers & Svs.)		2,739	1,451,122
Cytokinetics, Inc. (Biotechnology)	(a)	21,558	1,014,088
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		36,231	687,664
Doximity, Inc. Class A (Health Care Technology)	(a)	23,414	1,250,074
Encompass Health Corp. (Health Care Providers & Svs.)		18,417	1,700,810
Enovis Corp. (Health Care Equip. & Supplies)	(a)	10,258	450,121
Ensign Group, Inc. / The (Health Care Providers & Svs.)		10,402	1,382,010
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	31,336	604,471
Exelixis, Inc. (Biotechnology)	(a)	52,188	1,737,860

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	20,787	$1,719,293
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	9,157	714,979
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	23,247	1,111,439
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	15,959	1,531,266
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	28,979	3,872,464
Jazz Pharmaceuticals PLC (Pharmaceuticals)	(a)	11,049	1,360,684
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	12,706	1,136,679
LivaNova PLC (Health Care Equip. & Supplies)	(a)	9,969	461,664
Masimo Corp. (Health Care Equip. & Supplies)	(a)	8,121	1,342,401
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	4,657	1,547,195
Neogen Corp. (Health Care Equip. & Supplies)	(a)	36,204	439,517
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	18,501	2,525,387
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	31,026	719,803
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	7,013	1,665,447
Perrigo Co. PLC (Pharmaceuticals)		24,853	638,971
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	9,516	1,369,733
Roivant Sciences Ltd. (Biotechnology)	(a)	78,429	927,815
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	17,455	2,122,353
Sotera Health Co. (Life Sciences Tools & Svs.)	(a)	28,081	384,148
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	17,379	2,193,751
United Therapeutics Corp. (Biotechnology)	(a)	8,159	2,878,822
			49,837,552
Industrials–20.8%
AAON, Inc. (Building Products)		12,329	1,450,877
Acuity Brands, Inc. (Electrical Equip.)		5,587	1,632,130
Advanced Drainage Systems, Inc. (Building Products)		12,892	1,490,315
AECOM (Construction & Engineering)		24,504	2,617,517
AGCO Corp. (Machinery)		11,320	1,058,194
American Airlines Group, Inc. (Passenger Airlines)	(a)	120,084	2,093,064
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		7,027	1,682,756
Avis Budget Group, Inc. (Ground Transportation)	(a)	3,097	249,649
Brink's Co. / The (Commercial Svs. & Supplies)		7,958	738,264
BWX Technologies, Inc. (Aerospace & Defense)		16,713	1,861,661
CACI International, Inc. Class A (Professional Svs.)	(a)	4,094	1,654,222
Carlisle Cos., Inc. (Building Products)		8,261	3,046,987
Chart Industries, Inc. (Machinery)	(a)	7,683	1,466,224
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	9,260	2,131,096
CNH Industrial N.V. (Machinery)		159,754	1,810,013
Comfort Systems U.S.A., Inc. (Construction & Engineering)		6,484	2,749,605
Concentrix Corp. (Professional Svs.)		8,568	370,737
Core & Main, Inc. Class A (Trading Companies & Distributors)	(a)	35,201	1,792,083
Crane Co. (Machinery)		8,889	1,348,906
Curtiss-Wright Corp. (Aerospace & Defense)		6,936	2,461,378
Donaldson Co., Inc. (Machinery)		21,889	1,474,224
EMCOR Group, Inc. (Construction & Engineering)		8,408	3,816,391
EnerSys (Electrical Equip.)		7,257	670,765
Esab Corp. (Machinery)		10,383	1,245,337
ExlService Holdings, Inc. (Professional Svs.)	(a)	29,401	1,304,816
Exponent, Inc. (Professional Svs.)		9,264	825,422
Flowserve Corp. (Machinery)		24,008	1,380,940
Fluor Corp. (Construction & Engineering)	(a)	31,345	1,545,935
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Fortune Brands Innovations, Inc. (Building Products)		22,699	$1,551,023
FTI Consulting, Inc. (Professional Svs.)	(a)	6,454	1,233,553
GATX Corp. (Trading Companies & Distributors)		6,493	1,006,155
Genpact Ltd. (Professional Svs.)		29,645	1,273,253
Graco, Inc. (Machinery)		30,862	2,601,358
GXO Logistics, Inc. (Air Freight & Logistics)	(a)	21,820	949,170
Hexcel Corp. (Aerospace & Defense)		14,793	927,521
Insperity, Inc. (Professional Svs.)		6,520	505,365
ITT, Inc. (Machinery)		14,893	2,127,912
KBR, Inc. (Professional Svs.)		24,343	1,410,190
Kirby Corp. (Marine Transportation)	(a)	10,491	1,109,948
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)		29,576	1,568,711
Landstar System, Inc. (Ground Transportation)		6,455	1,109,356
Lincoln Electric Holdings, Inc. (Machinery)		10,310	1,932,816
ManpowerGroup, Inc. (Professional Svs.)		8,617	497,373
MasTec, Inc. (Construction & Engineering)	(a)	11,251	1,531,711
Maximus, Inc. (Professional Svs.)		10,979	819,582
Middleby Corp. / The (Machinery)	(a)	9,829	1,331,338
MSA Safety, Inc. (Commercial Svs. & Supplies)		7,185	1,191,057
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		8,211	613,280
Mueller Industries, Inc. (Machinery)		20,785	1,649,498
NEXTracker, Inc. Class A (Electrical Equip.)	(a)	26,238	958,474
nVent Electric PLC (Electrical Equip.)		30,123	2,053,184
Oshkosh Corp. (Machinery)		11,887	1,130,097
Owens Corning (Building Products)		15,677	2,670,107
Parsons Corp. (Professional Svs.)	(a)	8,524	786,339
Paylocity Holding Corp. (Professional Svs.)	(a)	7,945	1,584,789
RB Global, Inc. (Commercial Svs. & Supplies)		33,704	3,040,438
RBC Bearings, Inc. (Machinery)	(a)	5,708	1,707,491
Regal Rexnord Corp. (Electrical Equip.)		12,104	1,877,694
Ryder System, Inc. (Ground Transportation)		7,727	1,212,057
Saia, Inc. (Ground Transportation)	(a)	4,860	2,214,848
Science Applications International Corp. (Professional Svs.)		9,045	1,011,050
Sensata Technologies Holding PLC (Electrical Equip.)		27,277	747,390
Simpson Manufacturing Co., Inc. (Building Products)		7,705	1,277,720
Terex Corp. (Machinery)		12,264	566,842
Tetra Tech, Inc. (Commercial Svs. & Supplies)		48,928	1,949,292
Timken Co. / The (Machinery)		11,645	831,104
Toro Co. / The (Machinery)		18,752	1,502,035
Trex Co., Inc. (Building Products)	(a)	19,577	1,351,400
UFP Industries, Inc. (Building Products)		11,096	1,249,964
Valmont Industries, Inc. (Construction & Engineering)		3,662	1,123,026
Watsco, Inc. (Trading Companies & Distributors)		6,365	3,016,310
Watts Water Technologies, Inc. Class A (Machinery)		5,002	1,016,907
WESCO International, Inc. (Trading Companies & Distributors)		8,147	1,474,281
Woodward, Inc. (Aerospace & Defense)		10,904	1,814,644
XPO, Inc. (Ground Transportation)	(a)	21,270	2,789,560
			113,866,721
Information Technology–10.3%
Allegro MicroSystems, Inc. (Semiconductors & Equip.)	(a)	23,983	524,268
Altair Engineering, Inc. Class A (Software)	(a)	10,923	1,191,809
Amkor Technology, Inc. (Semiconductors & Equip.)		20,829	535,097
Appfolio, Inc. Class A (Software)	(a)	4,217	1,040,418
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	9,609	1,086,970

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
ASGN, Inc. (IT Svs.)	(a)	8,055	$671,304
Aspen Technology, Inc. (Software)	(a)	4,854	1,211,704
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		15,868	830,214
Belden, Inc. (Electronic Equip., Instr. & Comp.)		7,362	829,035
BILL Holdings, Inc. (Software)	(a)	17,398	1,473,785
Blackbaud, Inc. (Software)	(a)	7,196	531,928
Ciena Corp. (Communications Equip.)	(a)	26,392	2,238,305
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	9,707	966,623
Cognex Corp. (Electronic Equip., Instr. & Comp.)		31,332	1,123,566
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	28,262	2,677,259
Commvault Systems, Inc. (Software)	(a)	7,991	1,205,922
Crane NXT Co. (Electronic Equip., Instr. & Comp.)		9,028	525,610
DocuSign, Inc. (Software)	(a)	37,090	3,335,875
Dolby Laboratories, Inc. Class A (Software)		10,892	850,665
Dropbox, Inc. Class A (Software)	(a)	40,665	1,221,577
Dynatrace, Inc. (Software)	(a)	54,542	2,964,358
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	6,627	1,457,145
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	70,862	2,720,392
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	4,923	358,001
Kyndryl Holdings, Inc. (IT Svs.)	(a)	42,443	1,468,528
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	25,206	1,427,920
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		4,533	1,068,201
Lumentum Holdings, Inc. (Communications Equip.)	(a)	12,552	1,053,740
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	10,583	1,374,838
Manhattan Associates, Inc. (Software)	(a)	11,160	3,015,878
MKS Instruments, Inc. (Semiconductors & Equip.)		12,290	1,282,953
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6,562	1,002,477
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	9,023	1,503,863
Power Integrations, Inc. (Semiconductors & Equip.)		10,361	639,274
Pure Storage, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a)	56,887	3,494,568
Qualys, Inc. (Software)	(a)	6,682	936,950
Rambus, Inc. (Semiconductors & Equip.)	(a)	19,469	1,029,131
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	5,918	735,134
Synaptics, Inc. (Semiconductors & Equip.)	(a)	7,354	561,257
TD SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		13,839	1,623,038
Teradata Corp. (Software)	(a)	17,570	547,305
Universal Display Corp. (Semiconductors & Equip.)		8,064	1,178,957
Vontier Corp. (Electronic Equip., Instr. & Comp.)		27,439	1,000,700
			56,516,542
Materials–6.2%
Alcoa Corp. (Metals & Mining)		47,209	1,783,556
AptarGroup, Inc. (Containers & Packaging)		12,165	1,911,122
Arcadium Lithium PLC (Chemicals)	(a)	196,506	1,008,076
Ashland, Inc. (Chemicals)		8,895	635,637
Avient Corp. (Chemicals)		16,650	680,319
Axalta Coating Systems Ltd. (Chemicals)	(a)	39,860	1,364,009
Berry Global Group, Inc. (Containers & Packaging)		20,943	1,354,384
Cabot Corp. (Chemicals)		10,010	914,013
Carpenter Technology Corp. (Metals & Mining)		9,111	1,546,228
Chemours Co. / The (Chemicals)		27,431	463,584
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	88,331	830,311
Common Stocks (Continued)		Shares	Value
Materials (continued)
Commercial Metals Co. (Metals & Mining)		20,813	$1,032,325
Crown Holdings, Inc. (Containers & Packaging)		21,599	1,786,021
Eagle Materials, Inc. (Construction Materials)		6,130	1,512,639
Graphic Packaging Holding Co. (Containers & Packaging)		54,849	1,489,699
Greif, Inc. Class A (Containers & Packaging)		4,746	290,076
Knife River Corp. (Construction Materials)	(a)	10,345	1,051,466
Louisiana-Pacific Corp. (Paper & Forest Products)		11,428	1,183,369
NewMarket Corp. (Chemicals)		1,400	739,690
Olin Corp. (Chemicals)		21,259	718,554
Reliance, Inc. (Metals & Mining)		9,891	2,663,251
Royal Gold, Inc. (Metals & Mining)		12,019	1,584,705
RPM International, Inc. (Chemicals)		23,525	2,894,986
Scotts Miracle-Gro Co. / The (Chemicals)		7,824	519,044
Silgan Holdings, Inc. (Containers & Packaging)		14,806	770,652
Sonoco Products Co. (Containers & Packaging)		17,938	876,271
United States Steel Corp. (Metals & Mining)		41,145	1,398,519
Westlake Corp. (Chemicals)		6,100	699,365
			33,701,871
Real Estate–6.7%
Agree Realty Corp. (Retail REITs)		18,894	1,331,082
American Homes 4 Rent Class A (Residential REITs)		57,987	2,169,874
Brixmor Property Group, Inc. (Retail REITs)		55,240	1,537,882
COPT Defense Properties (Office REITs)		20,487	634,073
Cousins Properties, Inc. (Office REITs)		30,550	936,052
CubeSmart (Specialized REITs)		41,339	1,771,376
EastGroup Properties, Inc. (Industrial REITs)		9,035	1,450,027
EPR Properties (Specialized REITs)		13,790	610,621
Equity LifeStyle Properties, Inc. (Residential REITs)		34,923	2,325,872
First Industrial Realty Trust, Inc. (Industrial REITs)		24,192	1,212,745
Gaming & Leisure Properties, Inc. (Specialized REITs)		50,170	2,416,187
Healthcare Realty Trust, Inc. (Health Care REITs)		64,756	1,097,614
Independence Realty Trust, Inc. (Residential REITs)		41,008	813,599
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	8,670	2,194,724
Kilroy Realty Corp. (Office REITs)		19,384	784,083
Kite Realty Group Trust (Retail REITs)		40,130	1,012,881
Lamar Advertising Co. Class A (Specialized REITs)		16,075	1,956,970
National Storage Affiliates Trust (Specialized REITs)		12,878	488,205
NNN REIT, Inc. (Retail REITs)		34,292	1,400,828
Omega Healthcare Investors, Inc. (Health Care REITs)		49,355	1,868,087
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)		37,895	533,183
PotlatchDeltic Corp. (Specialized REITs)		13,159	516,491
Rayonier, Inc. (Specialized REITs)		24,427	637,545
Rexford Industrial Realty, Inc. (Industrial REITs)		40,562	1,568,127
Sabra Health Care REIT, Inc. (Health Care REITs)		43,142	747,219
STAG Industrial, Inc. (Industrial REITs)		33,305	1,126,375
Vornado Realty Trust (Office REITs)		30,308	1,274,148
W.P. Carey, Inc. (Diversified REITs)		40,000	2,179,200
			36,595,070
Utilities–2.5%
ALLETE, Inc. (Electric Utilities)		10,537	682,798
Black Hills Corp. (Multi-Utilities)		13,055	763,979

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)	Shares	Value
Utilities (continued)
Essential Utilities, Inc. (Water Utilities)	46,234	$1,679,219
IDACORP, Inc. (Electric Utilities)	9,734	1,063,732
National Fuel Gas Co. (Gas Utilities)	16,690	1,012,749
New Jersey Resources Corp. (Gas Utilities)	18,100	844,365
Northwestern Energy Group, Inc. (Multi-Utilities)	11,163	596,774
OGE Energy Corp. (Electric Utilities)	36,893	1,521,836
ONE Gas, Inc. (Gas Utilities)	10,330	715,352
Ormat Technologies, Inc. (Ind. Power & Renewable Elec.)	10,474	709,299
Portland General Electric Co. (Electric Utilities)	19,246	839,511
Southwest Gas Holdings, Inc. (Gas Utilities)	10,993	777,315
Spire, Inc. (Gas Utilities)	10,528	714,114
TXNM Energy, Inc. (Electric Utilities)	16,457	809,191
UGI Corp. (Gas Utilities)	39,237	1,107,660
		13,837,894
Total Common Stocks (Cost $444,766,475)		$532,071,555

U.S. Treasury Obligations–0.1%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	02/20/2025	$185,000	$183,948
Total U.S. Treasury Obligations (Cost $183,866)					$183,948
Total Investments – 97.5% (Cost $444,950,341)				(c)	$532,255,503
Other Assets in Excess of Liabilities – 2.5%				(b)	13,914,394
Net Assets – 100.0%					$546,169,897

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)
Security is fully pledged, in addition to $177,069 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at December 31, 2024. See also the following Schedule of Open Futures Contracts.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
December 31, 2024

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P MidCap 400 Index - Long	19	March 21, 2025	$6,168,799	$5,978,730	$(190,069)	$12,920
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Growth Portfolio
Schedule of Investments
December 31, 2024

Common Stocks–99.5%		Shares	Value
Communication Services–12.7%
Alphabet, Inc. Class A (Interactive Media & Svs.)		44,706	$8,462,846
Alphabet, Inc. Class C (Interactive Media & Svs.)		79,163	15,075,802
Comcast Corp. Class A (Media)		62,170	2,333,240
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		39,774	23,288,075
Netflix, Inc. (Entertainment)	(a)	7,926	7,064,602
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	59,776	1,733,504
ROBLOX Corp. Class A (Entertainment)	(a)	20,239	1,171,029
Snap, Inc. Class A (Interactive Media & Svs.)	(a)	69,539	748,935
Spotify Technology SA (Entertainment)	(a)	1,114	498,381
			60,376,414
Consumer Discretionary–15.4%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	10,708	1,407,138
Amazon.com, Inc. (Broadline Retail)	(a)	106,086	23,274,207
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		1,505	7,477,472
Cava Group, Inc. (Hotels, Restaurants & Leisure)	(a)	9,090	1,025,352
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	16,110	971,433
D.R. Horton, Inc. (Household Durables)		6,678	933,718
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	5,352	1,086,938
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	22,687	3,805,744
Home Depot, Inc. / The (Specialty Retail)		13,435	5,226,081
MercadoLibre, Inc. (Broadline Retail)	(a)	851	1,447,074
NVR, Inc. (Household Durables)	(a)	82	670,670
Tesla, Inc. (Automobiles)	(a)	42,002	16,962,088
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		8,334	1,503,704
TJX Cos., Inc. / The (Specialty Retail)		47,905	5,787,403
Toll Brothers, Inc. (Household Durables)		8,755	1,102,692
Wingstop, Inc. (Hotels, Restaurants & Leisure)		1,825	518,665
			73,200,379
Consumer Staples–3.2%
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		12,173	11,153,755
Procter & Gamble Co. / The (Household Products)		5,506	923,081
Walmart, Inc. (Consumer Staples Distribution & Retail)		34,674	3,132,796
			15,209,632
Energy–0.1%
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		2,606	559,951
Financials–7.0%
Interactive Brokers Group, Inc. Class A (Capital Markets)		2,826	499,269
Mastercard, Inc. Class A (Financial Services)		20,438	10,762,038
Moody's Corp. (Capital Markets)		3,044	1,440,938
Morgan Stanley (Capital Markets)		6,721	844,964
Progressive Corp. / The (Insurance)		21,337	5,112,559
S&P Global, Inc. (Capital Markets)		7,354	3,662,513
Visa, Inc. (Financial Services)		34,283	10,834,799
			33,157,080
Health Care–7.0%
Amgen, Inc. (Biotechnology)		2,245	585,137
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	10,912	974,660
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Cardinal Health, Inc. (Health Care Providers & Svs.)		7,002	$828,126
Eli Lilly & Co. (Pharmaceuticals)		17,811	13,750,092
HCA Healthcare, Inc. (Health Care Providers & Svs.)		6,400	1,920,960
Merck & Co., Inc. (Pharmaceuticals)		55,612	5,532,282
Natera, Inc. (Biotechnology)	(a)	4,043	640,007
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	14,459	1,973,653
Stryker Corp. (Health Care Equip. & Supplies)		13,083	4,710,534
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		4,255	2,213,579
			33,129,030
Industrials–4.5%
Cintas Corp. (Commercial Svs. & Supplies)		36,624	6,691,205
Comfort Systems U.S.A., Inc. (Construction & Engineering)		4,339	1,839,996
Eaton Corp. PLC (Electrical Equip.)		3,770	1,251,150
EMCOR Group, Inc. (Construction & Engineering)		2,445	1,109,785
Northrop Grumman Corp. (Aerospace & Defense)		2,358	1,106,586
Parker-Hannifin Corp. (Machinery)		6,520	4,146,916
Trane Technologies PLC (Building Products)		4,576	1,690,146
Uber Technologies, Inc. (Ground Transportation)	(a)	57,353	3,459,533
			21,295,317
Information Technology–49.0%
Accenture PLC Class A (IT Svs.)		9,418	3,313,158
Adobe, Inc. (Software)	(a)	11,925	5,302,809
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	69,480	8,392,489
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		74,334	5,162,496
Apple, Inc. (Tech. Hardware, Storage & Periph.)		155,655	38,979,125
Applied Materials, Inc. (Semiconductors & Equip.)		26,125	4,248,709
AppLovin Corp. Class A (Software)	(a)	2,078	672,919
Arista Networks, Inc. (Communications Equip.)	(a)	23,608	2,609,392
Autodesk, Inc. (Software)	(a)	4,440	1,312,331
Broadcom, Inc. (Semiconductors & Equip.)		100,533	23,307,571
Cadence Design Systems, Inc. (Software)	(a)	5,032	1,511,915
Crowdstrike Holdings, Inc. Class A (Software)	(a)	3,494	1,195,507
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		5,510	634,972
Fair Isaac Corp. (Software)	(a)	387	770,490
Fortinet, Inc. (Software)	(a)	39,802	3,760,493
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		58,686	1,252,946
Intuit, Inc. (Software)		2,968	1,865,388
KLA Corp. (Semiconductors & Equip.)		802	505,356
Lam Research Corp. (Semiconductors & Equip.)		61,620	4,450,813
Manhattan Associates, Inc. (Software)	(a)	7,082	1,913,840
Microsoft Corp. (Software)		109,033	45,957,410
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		1,642	971,571
Motorola Solutions, Inc. (Communications Equip.)		8,507	3,932,191
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		57,360	6,658,349
NVIDIA Corp. (Semiconductors & Equip.)		246,615	33,117,928
Oracle Corp. (Software)		19,782	3,296,472
Palantir Technologies, Inc. Class A (Software)	(a)	22,449	1,697,818
Palo Alto Networks, Inc. (Software)	(a)	17,664	3,214,141
QUALCOMM, Inc. (Semiconductors & Equip.)		27,344	4,200,585

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Growth Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Salesforce, Inc. (Software)		7,984	$2,669,291
Seagate Technology Holdings PLC (Tech. Hardware, Storage & Periph.)		6,603	569,905
ServiceNow, Inc. (Software)	(a)	8,473	8,982,397
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	48,114	1,466,515
Synopsys, Inc. (Software)	(a)	5,189	2,518,533
TE Connectivity PLC (Electronic Equip., Instr. & Comp.)		12,265	1,753,527
Workday, Inc. Class A (Software)	(a)	3,370	869,561
			233,038,913
Materials–0.4%
Ecolab, Inc. (Chemicals)		2,898	679,059
Common Stocks (Continued)		Shares	Value
Materials (continued)
Freeport-McMoRan, Inc. (Metals & Mining)		18,423	$701,548
Packaging Corp. of America (Containers & Packaging)		2,601	585,563
			1,966,170
Real Estate–0.2%
Simon Property Group, Inc. (Retail REITs)		4,516	777,700
Total Common Stocks (Cost $385,807,425)			$472,710,586
Total Investments – 99.5% (Cost $385,807,425)	(b)		$472,710,586
Other Assets in Excess of Liabilities – 0.5%	(c)		2,261,704
Net Assets – 100.0%			$474,972,290

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(c)	Includes $181,986 of cash pledged as collateral for the futures contracts outstanding at December 31, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
December 31, 2024

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	8	March 21, 2025	$3,490,602	$3,396,240	$(94,362)	$(10,429)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio
Schedule of Investments
December 31, 2024

Exchange Traded Funds–61.6%	Shares	Value
Invesco QQQ Trust Series 1	58,000	$29,651,340
iShares Core S&P 500 ETF	407,000	239,592,760
iShares Core S&P Mid-Cap ETF	1,400,000	87,234,000
iShares Core S&P Small-Cap ETF	150,000	17,283,000
iShares Core S&P Total U.S. Stock Market ETF	77,000	9,903,740
iShares MBS ETF	548,000	50,240,640
Vanguard Intermediate-Term Corporate Bond ETF	625,000	50,168,750
Vanguard Intermediate-Term Treasury ETF	865,000	50,170,000
Vanguard S&P 500 ETF	444,000	239,231,640
Vanguard Total Stock Market ETF	34,000	9,853,540
Total Exchange Traded Funds (Cost $791,102,940)		$783,329,410

U.S. Treasury Obligations–23.9%	Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	0.000%	01/23/2025	$9,752,900	$9,728,751
U.S. Treasury Bond	4.000%	11/15/2042	4,422,000	3,978,807
U.S. Treasury Bond	2.250%	08/15/2049	851,000	526,885
U.S. Treasury Bond	2.250%	02/15/2052	14,868,400	9,013,822
U.S. Treasury Bond	2.875%	05/15/2052	1,371,700	959,273
U.S. Treasury Bond	4.125%	08/15/2053	9,642,900	8,588,388
U.S. Treasury Bond	4.750%	11/15/2053	1,377,600	1,362,852
U.S. Treasury Bond	4.250%	02/15/2054	2,064,600	1,883,432
U.S. Treasury Bond	4.625%	05/15/2054	5,320,400	5,169,289
U.S. Treasury Inflation Indexed Bond	0.250%	07/15/2029	7,185,517	6,654,724
U.S. Treasury Note	4.125%	10/31/2026	33,995,000	33,917,619
U.S. Treasury Note	3.625%	05/31/2028	2,716,100	2,656,607
U.S. Treasury Note	4.125%	07/31/2028	17,700,400	17,578,243
U.S. Treasury Note	4.625%	09/30/2028	1,960,700	1,979,034
U.S. Treasury Note	4.875%	10/31/2028	3,607,400	3,672,276
U.S. Treasury Note	4.375%	11/30/2028	3,234,200	3,235,509
U.S. Treasury Note	4.000%	01/31/2029	1,079,600	1,064,812
U.S. Treasury Note	4.250%	02/28/2029	2,173,700	2,163,540
U.S. Treasury Note	4.625%	04/30/2029	7,425,400	7,496,566
U.S. Treasury Note	4.250%	06/30/2029	39,242,500	39,025,272
U.S. Treasury Note	1.875%	02/15/2032	37,869,800	31,851,949
U.S. Treasury Note	3.375%	05/15/2033	26,500,000	24,352,901
U.S. Treasury Note	3.875%	08/15/2033	18,238,000	17,357,456
U.S. Treasury Note	4.500%	11/15/2033	1,168,100	1,162,812
U.S. Treasury Note	4.000%	02/15/2034	37,745,000	36,135,521
U.S. Treasury Note	3.250%	05/15/2042	23,856,400	19,404,553
U.S. Treasury Note	3.875%	05/15/2043	5,624,900	4,950,497
U.S. Treasury Note	4.375%	08/15/2043	2,998,200	2,821,074
U.S. Treasury Note	4.750%	11/15/2043	4,140,100	4,087,835
U.S. Treasury Note	4.625%	05/15/2044	345,700	335,141
Total U.S. Treasury Obligations (Cost $319,320,317)				$303,115,440

Corporate Bonds–6.3%		Rate	Maturity	Face Amount	Value
Consumer Discretionary–0.9%
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		4.625%	04/13/2030	$1,302,000	$1,289,888
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC (Hotels, Restaurants & Leisure)		5.375%	04/15/2027	1,000,000	989,371
Ford Motor Co. (Automobiles)		3.250%	02/12/2032	1,145,000	952,300
Hasbro, Inc. (Leisure Products)		3.550%	11/19/2026	1,539,000	1,504,782
Jaguar Land Rover Automotive PLC (Automobiles)	(a)	5.500%	07/15/2029	1,227,000	1,190,369
Marriott International, Inc. (Hotels, Restaurants & Leisure)		5.750%	05/01/2025	1,264,000	1,266,520
Mattel, Inc. (Leisure Products)	(a)	5.875%	12/15/2027	1,578,000	1,580,864
McDonald's Corp. (Hotels, Restaurants & Leisure)		2.625%	09/01/2029	1,700,000	1,547,292
MDC Holdings, Inc. (Household Durables)		6.000%	01/15/2043	1,150,000	1,145,057
					11,466,443
Consumer Staples–0.5%
Altria Group, Inc. (Tobacco)		3.400%	05/06/2030	1,934,000	1,774,331
B.A.T. Capital Corp. (Tobacco)		2.259%	03/25/2028	1,123,000	1,031,703
Cargill, Inc. (Food Products)	(a)	2.125%	04/23/2030	1,301,000	1,136,120
Coca-Cola Co. / The (Beverages)		3.375%	03/25/2027	1,376,000	1,347,421
Pilgrim's Pride Corp. (Food Products)		4.250%	04/15/2031	1,000,000	920,250
					6,209,825

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio (Continued)
Schedule of Investments
December 31, 2024
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy–0.7%
Apache Corp. (Oil, Gas & Consumable Fuels)		4.250%	01/15/2030	$1,850,000	$1,738,838
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2031	1,132,000	1,118,303
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.600%	09/01/2034	1,183,000	1,181,961
EQT Corp. (Oil, Gas & Consumable Fuels)	(a)	3.625%	05/15/2031	1,224,000	1,090,664
Hess Corp. (Oil, Gas & Consumable Fuels)		4.300%	04/01/2027	1,806,000	1,787,572
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		5.700%	09/15/2034	1,189,000	1,186,526
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		6.800%	05/15/2038	848,000	902,814
					9,006,678
Financials–2.5%
American Express Co. (Rate is fixed until 02/16/2027, at which point, the rate becomes SOFR + 100) (Consumer Finance)	(b)	5.098%	02/16/2028	1,190,000	1,196,864
Aviation Capital Group LLC (Financial Services)	(a)	1.950%	09/20/2026	2,008,000	1,906,117
Banco Santander SA (Rate is fixed until 03/24/2027, at which point, the rate becomes H15T1Y + 200) (Banks)	(b)	4.175%	03/24/2028	1,800,000	1,762,604
Bank of America Corp. (Rate is fixed until 04/29/2030, at which point, the rate becomes SOFR + 215) (Banks)	(b)	2.592%	04/29/2031	1,441,000	1,269,472
Capital One Financial Corp. (Rate is fixed until 03/01/2029, at which point, the rate becomes SOFR + 179) (Consumer Finance)	(b)	3.273%	03/01/2030	1,651,000	1,526,414
Caterpillar Financial Services Corp. (Consumer Finance)		4.450%	10/16/2026	1,184,000	1,184,356
Citigroup, Inc. (Rate is fixed until 09/19/2029, at which point, the rate becomes SOFR + 134) (Banks)	(b)	4.542%	09/19/2030	1,191,000	1,157,293
Cooperatieve Rabobank UA (Rate is fixed until 02/28/2028, at which point, the rate becomes H15T1Y + 140) (Banks)	(a)(b)	5.564%	02/28/2029	1,027,000	1,040,355
Danske Bank A/S (Rate is fixed until 04/01/2027, at which point, the rate becomes H15T1Y + 175) (Banks)	(a)(b)	4.298%	04/01/2028	1,829,000	1,802,335
General Motors Financial Co., Inc. (Consumer Finance)		5.750%	02/08/2031	1,200,000	1,215,802
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/22/2031, at which point, the rate becomes SOFR + 128) (Capital Markets)	(b)	2.615%	04/22/2032	1,344,000	1,145,256
JPMorgan Chase & Co. (Rate is fixed until 01/25/2032, at which point, the rate becomes SOFR + 126) (Banks)	(b)	2.963%	01/25/2033	1,682,000	1,453,876
Lloyds Banking Group PLC (Rate is fixed until 11/15/2032, at which point, the rate becomes H15T1Y + 375) (Banks)	(b)	7.953%	11/15/2033	1,217,000	1,358,346
Mastercard, Inc. (Financial Services)		3.350%	03/26/2030	1,713,000	1,600,762
Morgan Stanley Bank N.A. (Rate is fixed until 05/26/2027, at which point, the rate becomes SOFR + 87) (Capital Markets)	(b)	5.504%	05/26/2028	1,169,000	1,185,278
Nationwide Building Society (Financial Services)	(a)	4.000%	09/14/2026	1,299,000	1,273,901
Nomura Holdings, Inc. (Capital Markets)		2.999%	01/22/2032	1,330,000	1,133,758
PayPal Holdings, Inc. (Financial Services)		2.850%	10/01/2029	1,440,000	1,316,533
Santander U.K. Group Holdings PLC (Rate is fixed until 01/11/2027, at which point, the rate becomes SOFR + 122) (Banks)	(b)	2.469%	01/11/2028	1,374,000	1,301,576
Societe Generale SA (Rate is fixed until 01/19/2027, at which point, the rate becomes H15T1Y + 150) (Banks)	(a)(b)	5.519%	01/19/2028	1,196,000	1,199,949
Standard Chartered PLC (Rate is fixed until 03/30/2025, at which point, the rate becomes H15T1Y + 165) (Banks)	(a)(b)	3.971%	03/30/2026	1,839,000	1,832,544
UBS Group AG (Rate is fixed until 06/05/2025, at which point, the rate becomes SOFR + 204) (Capital Markets)	(a)(b)	2.193%	06/05/2026	1,445,000	1,427,789
Wells Fargo & Co. (Rate is fixed until 07/25/2028, at which point, the rate becomes SOFR + 174) (Banks)	(b)	5.574%	07/25/2029	1,007,000	1,022,402
					31,313,582
Health Care–0.2%
AbbVie, Inc. (Biotechnology)		3.600%	05/14/2025	1,489,000	1,482,830
Roche Holdings, Inc. (Pharmaceuticals)	(a)	4.203%	09/09/2029	1,182,000	1,155,637
					2,638,467
Industrials–0.2%
Cummins, Inc. (Machinery)		5.150%	02/20/2034	1,180,000	1,180,664
Flowserve Corp. (Machinery)		2.800%	01/15/2032	1,801,000	1,531,444
					2,712,108
Information Technology–0.9%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		1.250%	08/20/2030	1,070,000	894,171
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		4.250%	04/01/2028	1,196,000	1,158,961
Infor, Inc. (Software)	(a)	1.750%	07/15/2025	1,696,000	1,664,470
Kyndryl Holdings, Inc. (IT Svs.)		2.050%	10/15/2026	2,046,000	1,945,424
Oracle Corp. (Software)		2.950%	04/01/2030	1,796,000	1,621,270
Oracle Corp. (Software)		3.900%	05/15/2035	1,039,000	910,326

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio (Continued)
Schedule of Investments
December 31, 2024
Corporate Bonds (Continued)	Rate	Maturity	Face Amount	Value
Information Technology (continued)
Skyworks Solutions, Inc. (Semiconductors & Equip.)	3.000%	06/01/2031	$1,331,000	$1,140,117
Western Digital Corp. (Tech. Hardware, Storage & Periph.)	2.850%	02/01/2029	2,792,000	2,485,148
				11,819,887
Real Estate–0.4%
American Tower Corp. (Specialized REITs)	3.800%	08/15/2029	1,455,000	1,377,404
Equinix, Inc. (Specialized REITs)	3.200%	11/18/2029	1,689,000	1,552,746
GLP Capital LP / GLP Financing II, Inc. (Specialized REITs)	3.250%	01/15/2032	1,468,000	1,257,348
Simon Property Group LP (Retail REITs)	4.750%	09/26/2034	683,000	647,113
				4,834,611
Total Corporate Bonds (Cost $80,508,782)				$80,001,601

Asset-Backed / Mortgage-Backed Securities–2.5%		Rate	Maturity	Face Amount	Value
Financials–2.5%
Affirm Asset Securitization Trust 2023-B A	(a)	6.820%	09/15/2028	$1,400,000	$1,419,616
Ballyrock CLO 17 Ltd. 2021-17A A1A	(a)	TSFR3M + 141	10/20/2034	1,000,000	1,001,060
Carvana Auto Receivables Trust 2024-P3 A2		4.610%	11/10/2027	1,017,000	1,016,945
Connecticut Avenue Securities Trust 2023-R02 1M1	(a)	SOFR30A + 230	01/25/2043	1,151,624	1,178,298
Connecticut Avenue Securities Trust 2023-R03 2M1	(a)	SOFR30A + 250	04/25/2043	1,143,839	1,164,932
Elmwood CLO 15 Ltd. 2022-2A A1	(a)	TSFR3M + 134	04/22/2035	1,145,062	1,146,810
Fannie Mae Connecticut Avenue Securities 2021-R02 2M2	(a)	SOFR30A + 200	11/25/2041	1,000,000	1,007,143
Freddie Mac STACR REMIC Trust 2021-DNA5 B1	(a)	SOFR30A + 305	01/25/2034	1,000,000	1,073,306
Freddie Mac STACR REMIC Trust 2021-HQA3 M2	(a)	SOFR30A + 210	09/25/2041	1,000,000	1,006,845
Freddie Mac STACR REMIC Trust 2021-HQA4 M2	(a)	SOFR30A + 235	12/25/2041	1,046,349	1,058,397
Freddie Mac STACR REMIC Trust 2022-DNA1 M1B	(a)	SOFR30A + 185	01/25/2042	1,600,000	1,622,742
Freddie Mac STACR REMIC Trust 2022-DNA2 M1B	(a)	SOFR30A + 240	02/25/2042	1,437,266	1,471,174
Freddie Mac STACR REMIC Trust 2022-DNA3 M1B	(a)	SOFR30A + 290	04/25/2042	1,600,000	1,656,996
Freddie Mac STACR REMIC Trust 2022-DNA4 M1B	(a)	SOFR30A + 335	05/25/2042	1,621,038	1,695,800
Freddie Mac STACR REMIC Trust 2022-DNA5 M1B	(a)	SOFR30A + 450	06/25/2042	1,331,433	1,427,721
Freddie Mac STACR REMIC Trust 2022-HQA2 M1A	(a)	SOFR30A + 265	07/25/2042	1,033,335	1,059,230
Freddie Mac STACR REMIC Trust 2022-HQA3 M1A	(a)	SOFR30A + 230	08/25/2042	1,089,560	1,113,302
Freddie Mac STACR REMIC Trust 2023-DNA2 M1A	(a)	SOFR30A + 210	04/25/2043	1,296,167	1,316,631
Freddie Mac STACR REMIC Trust 2023-HQA2 M1B	(a)	SOFR30A + 335	06/25/2043	1,200,000	1,259,870
Freddie Mac STACR REMIC Trust 2024-HQA2 M1	(a)	SOFR30A + 120	08/25/2044	1,020,464	1,021,512
Invesco CLO 2021-1A A1	(a)	TSFR3M + 126	04/15/2034	1,700,000	1,701,278
Kings Park CLO Ltd. 2021-1A A	(a)	TSFR3M + 139	01/21/2035	1,518,568	1,522,007
NMEF Funding 2024-A A2	(a)	5.150%	12/15/2031	1,084,000	1,086,136
Onemain Direct Auto Receivables Trust 2022-1A C	(a)	5.310%	06/14/2029	1,100,000	1,099,153
Pagaya AI Debt Grantor Trust 2024-9 B	(a)	5.306%	03/15/2032	1,202,284	1,199,392
Research-Driven Pagaya Motor Asset Trust 2023-4A A	(a)	7.540%	03/25/2032	880,356	892,783
Total Asset-Backed / Mortgage-Backed Securities (Cost $31,148,951)					$32,219,079

U.S. Government Agency Mortgage-Backed Securities–0.7%	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN MA4492	2.000%	12/01/2051	$5,697,014	$4,452,144
Freddie Mac Pool FR SD8213	3.000%	05/01/2052	2,649,186	2,253,063
Ginnie Mae II Pool G2 MA8801	5.500%	04/20/2053	2,011,041	2,000,577
Total U.S. Government Agency Mortgage-Backed Securities (Cost $8,750,663)				$8,705,784

Rights–0.0%		Quantity	Value
Health Care–0.0%
ABIOMED, Inc. CVR (Health Care Technology)	(c)	4,357	$4,444
Total Rights (Cost $4,444)			$4,444
Total Investments – 95.0% (Cost $1,230,836,097)	(d)		$1,207,375,758
Other Assets in Excess of Liabilities – 5.0%	(e)		63,187,149
Net Assets – 100.0%			$1,270,562,907

Percentages are stated as a percent of net assets.

Abbreviations:
CLO:	Collateralized Loan Obligation
CVR:	Contingent Value Right
ETF:	Exchange Traded Fund
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 4.160% at 12/31/2024
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 4.490% at 12/31/2024
SOFR30A:	30 Day Average Secured Overnight Financing Rate ("SOFR"), 4.528% at 12/31/2024
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 4.305% at 12/31/2024

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio (Continued)
Schedule of Investments
December 31, 2024
Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At December 31, 2024, the value of these securities totaled $50,621,551, or 4.0% of the Portfolio’s net assets.

(b)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at December 31, 2024.

(c)	Non-income producing security.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(e)	Includes $4,814,440 of cash pledged as collateral for the futures contracts outstanding at December 31, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
December 31, 2024
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Long	190	March 20, 2025	$20,980,488	$20,662,500	$(317,988)	$(41,563)
CBT 10-Year U.S. Ultra Bond - Long	92	March 20, 2025	10,465,718	10,240,750	(224,968)	(23,000)
CBT U.S. Long Bond - Long	358	March 20, 2025	42,188,721	40,756,063	(1,432,658)	(89,500)
CBT U.S. Ultra Bond - Long	65	March 20, 2025	8,125,122	7,728,906	(396,216)	(28,438)
CME E-mini S&P 500 Index - Long	45	March 21, 2025	13,835,354	13,355,438	(479,916)	(51,750)
CBT 2-Year U.S. Treasury Note - Long	178	March 31, 2025	36,616,699	36,598,469	(18,230)	(2,780)
CBT 5-Year U.S. Treasury Note - Long	890	March 31, 2025	95,300,906	94,611,172	(689,734)	(83,438)
			$227,513,008	$223,953,298	$(3,559,710)	$(320,469)
Total Futures Contracts			$227,513,008	$223,953,298	$(3,559,710)	$(320,469)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio
Schedule of Investments
December 31, 2024

U.S. Treasury Obligations–35.8%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bond		1.375%	11/15/2040	$525,000	$324,941
U.S. Treasury Bond		1.875%	02/15/2041	180,000	120,584
U.S. Treasury Bond		4.000%	11/15/2042	1,600,000	1,439,641
U.S. Treasury Bond		2.000%	02/15/2050	3,750,000	2,177,511
U.S. Treasury Bond		1.875%	02/15/2051	3,940,000	2,190,985
U.S. Treasury Bond		4.000%	11/15/2052	2,800,000	2,439,104
U.S. Treasury Bond		4.125%	08/15/2053	5,500,000	4,898,541
U.S. Treasury Bond		4.250%	08/15/2054	23,900,000	21,825,499
U.S. Treasury Inflation Indexed Bond		1.625%	10/15/2029	8,326,311	8,186,413
U.S. Treasury Inflation Indexed Bond		1.875%	07/15/2034	8,450,064	8,188,071
U.S. Treasury Note		0.375%	12/31/2025	1,000,000	962,925
U.S. Treasury Note		0.875%	06/30/2026	8,000,000	7,611,891
U.S. Treasury Note		0.625%	07/31/2026	2,400,000	2,268,112
U.S. Treasury Note		4.375%	07/31/2026	5,000,000	5,008,250
U.S. Treasury Note		1.500%	01/31/2027	3,500,000	3,309,977
U.S. Treasury Note		2.500%	03/31/2027	5,900,000	5,681,127
U.S. Treasury Note	(a)	0.500%	04/30/2027	3,200,000	2,935,292
U.S. Treasury Note		2.750%	04/30/2027	12,600,000	12,181,350
U.S. Treasury Note		2.625%	05/31/2027	1,500,000	1,444,013
U.S. Treasury Note		3.875%	11/30/2027	17,500,000	17,302,489
U.S. Treasury Note		1.250%	03/31/2028	575,000	522,219
U.S. Treasury Note		4.125%	07/31/2028	2,000,000	1,986,197
U.S. Treasury Note		1.375%	12/31/2028	3,650,000	3,254,794
U.S. Treasury Note		4.000%	01/31/2029	11,800,000	11,638,363
U.S. Treasury Note		2.375%	03/31/2029	500,000	461,449
U.S. Treasury Note		3.625%	08/31/2029	6,500,000	6,293,624
U.S. Treasury Note		3.875%	11/30/2029	1,600,000	1,564,071
U.S. Treasury Note		4.125%	11/30/2029	3,650,000	3,608,532
U.S. Treasury Note		4.375%	11/30/2030	9,700,000	9,664,685
U.S. Treasury Note		1.125%	02/15/2031	405,000	334,225
U.S. Treasury Note		4.625%	04/30/2031	6,000,000	6,050,706
U.S. Treasury Note		3.750%	08/31/2031	16,750,000	16,047,809
U.S. Treasury Note		4.125%	10/31/2031	12,000,000	11,745,734
U.S. Treasury Note		4.250%	11/15/2034	11,200,000	10,908,090
Total U.S. Treasury Obligations (Cost $206,587,868)					$194,577,214

Corporate Bonds–26.9%		Rate	Maturity	Face Amount	Value
Communication Services–1.8%
Alphabet, Inc. (Interactive Media & Svs.)		2.050%	08/15/2050	$750,000	$415,574
America Movil S.A.B. de C.V. (Wireless Telecom. Svs.)		2.875%	05/07/2030	275,000	245,263
AT&T, Inc. (Diversified Telecom. Svs.)		1.700%	03/25/2026	725,000	698,903
AT&T, Inc. (Diversified Telecom. Svs.)		3.800%	12/01/2057	1,345,000	927,921
Cars.com, Inc. (Interactive Media & Svs.)	(b)	6.375%	11/01/2028	50,000	49,692
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	5.000%	02/01/2028	50,000	48,195
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.500%	08/15/2030	100,000	89,760
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.250%	02/01/2031	125,000	108,941
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	7.375%	03/01/2031	25,000	25,487
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.500%	06/01/2033	75,000	63,104
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.484%	10/23/2045	550,000	519,705
Comcast Corp. (Media)		3.450%	02/01/2050	1,400,000	958,511
CSC Holdings LLC (Media)	(b)	4.125%	12/01/2030	200,000	143,673
DISH DBS Corp. (Media)		7.375%	07/01/2028	25,000	17,894
DISH DBS Corp. (Media)		5.125%	06/01/2029	25,000	16,008
Gray Television, Inc. (Media)	(b)	5.375%	11/15/2031	50,000	26,658
Lamar Media Corp. (Media)		4.875%	01/15/2029	25,000	24,017
Match Group Holdings II LLC (Interactive Media & Svs.)	(b)	5.000%	12/15/2027	75,000	72,535
Match Group Holdings II LLC (Interactive Media & Svs.)	(b)	3.625%	10/01/2031	25,000	21,334
Meta Platforms, Inc. (Interactive Media & Svs.)		4.450%	08/15/2052	630,000	530,955
Meta Platforms, Inc. (Interactive Media & Svs.)		5.550%	08/15/2064	300,000	292,450
Rogers Communications, Inc. (Wireless Telecom. Svs.)		4.500%	03/15/2042	915,000	772,737
Sinclair Television Group, Inc. (Media)	(b)	5.500%	03/01/2030	25,000	16,875
Sirius XM Radio LLC (Media)	(b)	3.875%	09/01/2031	175,000	146,436
Stagwell Global LLC (Media)	(b)	5.625%	08/15/2029	125,000	119,012
TEGNA, Inc. (Media)		4.625%	03/15/2028	25,000	23,625
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.150%	04/15/2034	285,000	280,397
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.300%	02/15/2051	500,000	329,770
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.650%	01/15/2053	260,000	251,582
Univision Communications, Inc. (Media)	(b)	8.000%	08/15/2028	50,000	50,906

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
December 31, 2024
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Communication Services (continued)
Univision Communications, Inc. (Media)	(b)	7.375%	06/30/2030	$50,000	$47,832
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.000%	03/22/2050	1,100,000	834,856
Virgin Media Secured Finance PLC (Media)	(b)	5.500%	05/15/2029	200,000	187,589
Vodafone Group PLC (Wireless Telecom. Svs.)		5.250%	05/30/2048	450,000	416,520
Vodafone Group PLC (Wireless Telecom. Svs.)		5.750%	06/28/2054	350,000	337,564
Walt Disney Co. / The (Entertainment)		4.700%	03/23/2050	250,000	221,838
Walt Disney Co. / The (Entertainment)		3.600%	01/13/2051	525,000	385,854
					9,719,973
Consumer Discretionary–1.1%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.375%	01/15/2028	50,000	47,761
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	6.125%	06/15/2029	50,000	50,184
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	5.625%	09/15/2029	25,000	24,626
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.000%	10/15/2030	125,000	111,792
Academy Ltd. (Specialty Retail)	(b)	6.000%	11/15/2027	75,000	74,598
Adient Global Holdings Ltd. (Automobile Components)	(b)	7.000%	04/15/2028	25,000	25,297
Adient Global Holdings Ltd. (Automobile Components)	(b)	8.250%	04/15/2031	75,000	76,479
Advance Auto Parts, Inc. (Specialty Retail)		3.900%	04/15/2030	375,000	334,291
Amazon.com, Inc. (Broadline Retail)		3.875%	08/22/2037	475,000	419,506
Amazon.com, Inc. (Broadline Retail)		2.500%	06/03/2050	900,000	536,939
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(b)	5.000%	02/01/2028	25,000	24,294
Asbury Automotive Group, Inc. (Specialty Retail)	(b)	4.625%	11/15/2029	25,000	23,267
Asbury Automotive Group, Inc. (Specialty Retail)	(b)	5.000%	02/15/2032	50,000	45,611
Belron U.K. Finance PLC (Specialty Retail)	(b)	5.750%	10/15/2029	200,000	197,942
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	25,000	24,170
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(b)	4.750%	06/15/2031	50,000	46,259
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	8.125%	07/01/2027	17,000	17,170
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	4.625%	10/15/2029	50,000	46,813
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	7.000%	02/15/2030	25,000	25,464
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	6.500%	02/15/2032	25,000	25,113
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	6.000%	10/15/2032	50,000	48,208
Carnival Corp. (Hotels, Restaurants & Leisure)	(b)	6.000%	05/01/2029	50,000	49,882
Carnival Corp. (Hotels, Restaurants & Leisure)	(b)	7.000%	08/15/2029	25,000	26,005
Champ Acquisition Corp. (Textiles, Apparel & Luxury Goods)	(b)	8.375%	12/01/2031	50,000	51,004
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(b)	5.500%	04/01/2027	25,000	24,718
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(b)	5.750%	04/01/2030	25,000	24,536
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(b)	6.750%	05/01/2031	25,000	25,270
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(b)	8.500%	05/15/2027	150,000	150,228
Daimler Truck Finance North America LLC (Automobiles)	(b)	2.000%	12/14/2026	540,000	511,674
Daimler Truck Finance North America LLC (Automobiles)	(b)	2.375%	12/14/2028	180,000	163,423
Dana Financing Luxembourg SARL (Automobile Components)	(b)	5.750%	04/15/2025	12,000	11,964
Dana, Inc. (Automobile Components)		4.500%	02/15/2032	50,000	45,859
Dornoch Debt Merger Sub, Inc. (Automobile Components)	(b)	6.625%	10/15/2029	100,000	80,983
Gap, Inc. / The (Specialty Retail)	(b)	3.625%	10/01/2029	25,000	22,449
Gap, Inc. / The (Specialty Retail)	(b)	3.875%	10/01/2031	25,000	21,618
Group 1 Automotive, Inc. (Specialty Retail)	(b)	6.375%	01/15/2030	25,000	25,050
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(b)	5.750%	05/01/2028	25,000	24,994
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(b)	3.625%	02/15/2032	50,000	43,434
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(b)	5.875%	03/15/2033	25,000	24,599
Home Depot, Inc. / The (Specialty Retail)		3.300%	04/15/2040	1,040,000	810,258
IHO Verwaltungs GmbH (Automobile Components)	(b)(c)	8.000%, 8.750% PIK	11/15/2032	200,000	201,300
J.B. Poindexter & Co., Inc. (Automobile Components)	(b)	8.750%	12/15/2031	75,000	78,947
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	(b)	4.125%	11/15/2029	25,000	23,020
LCM Investments Holdings II LLC (Specialty Retail)	(b)	4.875%	05/01/2029	50,000	46,688
LCM Investments Holdings II LLC (Specialty Retail)	(b)	8.250%	08/01/2031	50,000	51,868
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(b)	7.250%	11/15/2029	50,000	51,007
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(b)	7.500%	09/01/2031	25,000	25,741
MGM Resorts International (Hotels, Restaurants & Leisure)		6.500%	04/15/2032	100,000	99,646
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(b)	4.875%	05/01/2029	50,000	47,140
Mohegan Tribal Gaming Authority (Hotels, Restaurants & Leisure)	(b)	8.000%	02/01/2026	100,000	99,498
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(b)	8.125%	01/15/2029	25,000	26,343
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(b)	7.750%	02/15/2029	50,000	52,501
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(b)	6.250%	03/01/2030	25,000	24,702
NCL Finance Ltd. (Hotels, Restaurants & Leisure)	(b)	6.125%	03/15/2028	25,000	25,080
Ontario Gaming GTA LP / OTG Co-Issuer, Inc. (Hotels, Restaurants & Leisure)	(b)	8.000%	08/01/2030	25,000	25,700
Patrick Industries, Inc. (Automobile Components)	(b)	6.375%	11/01/2032	50,000	48,384
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	4.125%	07/01/2029	25,000	22,418
Real Hero Merger Sub 2, Inc. (Automobile Components)	(b)	6.250%	02/01/2029	25,000	21,495

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
December 31, 2024
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(b)	5.500%	08/31/2026	$25,000	$24,975
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(b)	5.625%	09/30/2031	25,000	24,591
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(b)	6.250%	03/15/2032	50,000	50,599
Sally Holdings LLC / Sally Capital, Inc. (Specialty Retail)		6.750%	03/01/2032	75,000	75,129
Scientific Games Holdings LP / Scientific Games U.S. FinCo, Inc. (Hotels, Restaurants & Leisure)	(b)	6.625%	03/01/2030	75,000	71,770
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	5.250%	08/15/2029	75,000	71,587
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(b)	5.500%	04/15/2027	50,000	49,686
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(b)	7.250%	05/15/2031	25,000	25,533
Station Casinos LLC (Hotels, Restaurants & Leisure)	(b)	4.500%	02/15/2028	25,000	23,722
Station Casinos LLC (Hotels, Restaurants & Leisure)	(b)	4.625%	12/01/2031	50,000	44,790
Station Casinos LLC (Hotels, Restaurants & Leisure)	(b)	6.625%	03/15/2032	25,000	24,843
Velocity Vehicle Group LLC (Specialty Retail)	(b)	8.000%	06/01/2029	25,000	25,997
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(b)	5.625%	03/15/2027	25,000	24,788
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(b)	4.375%	08/15/2028	50,000	47,528
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. (Hotels, Restaurants & Leisure)	(b)	7.125%	02/15/2031	50,000	52,070
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. (Hotels, Restaurants & Leisure)	(b)	6.250%	03/15/2033	25,000	24,562
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	75,000	69,302
					6,066,682
Consumer Staples–1.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(b)	5.875%	02/15/2028	75,000	74,691
Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	(b)	3.800%	01/25/2050	625,000	448,134
Altria Group, Inc. (Tobacco)		3.875%	09/16/2046	925,000	670,424
B.A.T. Capital Corp. (Tobacco)		4.540%	08/15/2047	1,000,000	788,628
BellRing Brands, Inc. (Personal Care Products)	(b)	7.000%	03/15/2030	75,000	76,813
Coca-Cola Europacific Partners PLC (Beverages)	(b)	1.500%	01/15/2027	600,000	559,592
Coca-Cola Femsa S.A.B. de C.V. (Beverages)		2.750%	01/22/2030	750,000	671,610
Constellation Brands, Inc. (Beverages)		3.750%	05/01/2050	550,000	402,929
Dollar General Corp. (Consumer Staples Distribution & Retail)		3.875%	04/15/2027	325,000	317,716
Edgewell Personal Care Co. (Personal Care Products)	(b)	5.500%	06/01/2028	25,000	24,471
Edgewell Personal Care Co. (Personal Care Products)	(b)	4.125%	04/01/2029	25,000	23,054
Energizer Holdings, Inc. (Household Products)	(b)	6.500%	12/31/2027	25,000	25,031
Energizer Holdings, Inc. (Household Products)	(b)	4.375%	03/31/2029	75,000	69,664
Flowers Foods, Inc. (Food Products)		3.500%	10/01/2026	675,000	658,487
Flowers Foods, Inc. (Food Products)		2.400%	03/15/2031	185,000	156,461
Grupo Bimbo S.A.B. de C.V. (Food Products)	(b)	4.875%	06/27/2044	925,000	798,336
Kenvue, Inc. (Personal Care Products)		5.050%	03/22/2028	360,000	364,154
Kenvue, Inc. (Personal Care Products)		4.900%	03/22/2033	300,000	295,082
Keurig Dr Pepper, Inc. (Beverages)		4.417%	05/25/2025	36,000	35,934
Kraft Heinz Foods Co. (Food Products)		4.375%	06/01/2046	425,000	344,102
Kroger Co. / The (Consumer Staples Distribution & Retail)		3.950%	01/15/2050	475,000	355,820
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(b)	4.250%	08/01/2029	50,000	46,392
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(b)	6.125%	09/15/2032	50,000	49,998
Philip Morris International, Inc. (Tobacco)		3.875%	08/21/2042	915,000	723,462
Post Holdings, Inc. (Food Products)	(b)	6.250%	02/15/2032	50,000	49,624
Post Holdings, Inc. (Food Products)	(b)	6.375%	03/01/2033	50,000	48,943
Post Holdings, Inc. (Food Products)	(b)	6.250%	10/15/2034	25,000	24,353
Sysco Corp. (Consumer Staples Distribution & Retail)		4.450%	03/15/2048	575,000	469,448
The Campbell's Company (Food Products)		4.750%	03/23/2035	270,000	254,597
Tyson Foods, Inc. (Food Products)		5.700%	03/15/2034	500,000	506,743
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(b)	4.750%	02/15/2029	50,000	47,884
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(b)	4.625%	06/01/2030	75,000	70,534
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(b)	5.750%	04/15/2033	25,000	24,295
					9,477,406
Energy–2.1%
Aethon United BR LP / Aethon United Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.500%	10/01/2029	25,000	25,567
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.750%	03/01/2027	25,000	24,883
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.750%	01/15/2028	50,000	49,606
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.375%	06/15/2029	75,000	73,037
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.625%	02/01/2032	50,000	50,364
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.875%	04/01/2027	75,000	75,388
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.250%	04/01/2028	50,000	49,733
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.875%	06/30/2029	100,000	97,387

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
December 31, 2024
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Blue Racer Midstream LLC / Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.000%	07/15/2029	$25,000	$25,534
Blue Racer Midstream LLC / Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.250%	07/15/2032	50,000	51,367
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.588%	04/14/2027	825,000	806,486
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	(b)	5.000%	12/15/2029	175,000	173,050
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)		4.250%	04/15/2027	400,000	394,457
Chevron Corp. (Oil, Gas & Consumable Fuels)		3.078%	05/11/2050	475,000	314,147
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	8.375%	07/01/2028	50,000	51,928
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	8.625%	11/01/2030	25,000	26,181
CNX Midstream Partners LP (Oil, Gas & Consumable Fuels)	(b)	4.750%	04/15/2030	100,000	91,195
Columbia Pipelines Holding Co. LLC (Oil, Gas & Consumable Fuels)	(b)	5.681%	01/15/2034	425,000	419,737
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	6.750%	03/01/2029	100,000	97,483
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		6.250%	03/15/2053	240,000	239,418
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	04/18/2054	290,000	272,145
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	(b)	4.375%	06/15/2031	50,000	45,621
Eastern Gas Transmission & Storage, Inc. (Oil, Gas & Consumable Fuels)		3.900%	11/15/2049	150,000	109,313
Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels)		5.500%	09/15/2040	650,000	622,178
Energy Transfer LP (Oil, Gas & Consumable Fuels)		3.750%	05/15/2030	500,000	466,487
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.750%	02/15/2033	250,000	253,427
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.550%	05/15/2034	210,000	208,925
Eni SpA (Oil, Gas & Consumable Fuels)	(b)	5.500%	05/15/2034	355,000	350,871
Eni SpA (Oil, Gas & Consumable Fuels)	(b)	5.950%	05/15/2054	225,000	216,017
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(b)	4.500%	01/15/2029	47,000	44,741
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(b)	4.750%	01/15/2031	50,000	47,021
Expand Energy Corp. (Oil, Gas & Consumable Fuels)		5.375%	03/15/2030	25,000	24,446
Hess Corp. (Oil, Gas & Consumable Fuels)		5.600%	02/15/2041	350,000	345,652
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(b)	5.125%	06/15/2028	50,000	48,633
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(b)	6.500%	06/01/2029	50,000	50,494
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(b)	4.250%	02/15/2030	25,000	23,048
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		3.250%	08/01/2050	420,000	265,985
Kodiak Gas Services LLC (Energy Equip. & Svs.)	(b)	7.250%	02/15/2029	25,000	25,501
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	625,000	518,689
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(b)	6.500%	04/15/2032	50,000	49,434
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(b)	6.250%	04/15/2033	25,000	24,228
MPLX LP (Oil, Gas & Consumable Fuels)		4.950%	03/14/2052	675,000	567,218
Nabors Industries Ltd. (Energy Equip. & Svs.)	(b)	7.500%	01/15/2028	25,000	23,149
Nabors Industries, Inc. (Energy Equip. & Svs.)	(b)	9.125%	01/31/2030	25,000	25,424
Nabors Industries, Inc. (Energy Equip. & Svs.)	(b)	8.875%	08/15/2031	25,000	23,215
Northriver Midstream Finance LP (Oil, Gas & Consumable Fuels)	(b)	6.750%	07/15/2032	50,000	50,297
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		4.500%	03/15/2050	700,000	549,290
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.625%	09/01/2053	275,000	289,141
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		7.100%	07/15/2053	275,000	292,691
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(b)	7.000%	01/15/2032	50,000	50,755
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(b)	6.250%	02/01/2033	25,000	24,677
Phillips 66 (Oil, Gas & Consumable Fuels)		4.875%	11/15/2044	375,000	323,558
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		5.150%	06/01/2042	475,000	421,557
Precision Drilling Corp. (Energy Equip. & Svs.)	(b)	6.875%	01/15/2029	50,000	49,550
Range Resources Corp. (Oil, Gas & Consumable Fuels)		8.250%	01/15/2029	50,000	51,480
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.875%	11/01/2028	50,000	51,404
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2028	50,000	49,687
SM Energy Co. (Oil, Gas & Consumable Fuels)	(b)	6.750%	08/01/2029	25,000	24,747
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		4.200%	02/01/2033	555,000	503,948
TGNR Intermediate Holdings LLC (Oil, Gas & Consumable Fuels)	(b)	5.500%	10/15/2029	50,000	46,688
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)	(b)	7.125%	03/15/2029	100,000	101,765
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	675,000	657,936
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.150%	03/15/2034	225,000	218,755
					11,546,736
Financials–7.8%
Acrisure LLC / Acrisure Finance, Inc. (Financial Services)	(b)	6.000%	08/01/2029	25,000	23,978
Acrisure LLC / Acrisure Finance, Inc. (Financial Services)	(b)	7.500%	11/06/2030	25,000	25,743
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		5.300%	01/19/2034	300,000	294,141
AIA Group Ltd. (Insurance)	(b)	4.950%	04/04/2033	260,000	256,050
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(b)	5.875%	11/01/2029	25,000	24,017
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(b)	7.000%	01/15/2031	75,000	75,293
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(b)	7.375%	10/01/2032	50,000	50,460
Ally Financial, Inc. (Rate is fixed until 01/03/2029, at which point, the rate becomes SOFR + 282) (Consumer Finance)	(d)	6.848%	01/03/2030	205,000	212,517
American Express Co. (Consumer Finance)		3.300%	05/03/2027	775,000	752,067
AmWINS Group, Inc. (Insurance)	(b)	6.375%	02/15/2029	50,000	50,307

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
December 31, 2024
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
AmWINS Group, Inc. (Insurance)	(b)	4.875%	06/30/2029	$75,000	$70,425
Aon North America, Inc. (Insurance)		5.750%	03/01/2054	500,000	487,549
Ardonagh Group Finance Ltd. (Insurance)	(b)	8.875%	02/15/2032	200,000	207,798
AssuredPartners, Inc. (Insurance)	(b)	5.625%	01/15/2029	50,000	50,524
AssuredPartners, Inc. (Insurance)	(b)	7.500%	02/15/2032	25,000	26,907
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, Inc. (Insurance)	(b)	7.125%	05/15/2031	75,000	76,543
Bank of America Corp. (Rate is fixed until 02/13/2025, at which point, the rate becomes TSFR3M + 90) (Banks)	(d)	2.015%	02/13/2026	1,625,000	1,619,567
Bank of America Corp. (Rate is fixed until 04/29/2030, at which point, the rate becomes SOFR + 215) (Banks)	(d)	2.592%	04/29/2031	1,900,000	1,673,835
Bank of America Corp. (Rate is fixed until 04/22/2031, at which point, the rate becomes SOFR + 132) (Banks)	(d)	2.687%	04/22/2032	250,000	214,898
Bank of America Corp. (Rate is fixed until 04/25/2033, at which point, the rate becomes SOFR + 191) (Banks)	(d)	5.288%	04/25/2034	300,000	297,480
Bank of New York Mellon Corp. / The (Rate is fixed until 06/13/2027, at which point, the rate becomes SOFR + 115) (Capital Markets)	(d)	3.992%	06/13/2028	300,000	294,551
Beacon Funding Trust (Insurance)	(b)	6.266%	08/15/2054	400,000	395,026
BlackRock, Inc. (Capital Markets)		1.900%	01/28/2031	425,000	358,117
Boost Newco Borrower LLC (Financial Services)	(b)	7.500%	01/15/2031	200,000	209,672
BroadStreet Partners, Inc. (Insurance)	(b)	5.875%	04/15/2029	225,000	217,683
Chubb INA Holdings LLC (Insurance)		3.350%	05/03/2026	425,000	418,393
Citigroup, Inc. (Rate is fixed until 01/29/2030, at which point, the rate becomes SOFR + 115) (Banks)	(d)	2.666%	01/29/2031	1,800,000	1,592,552
Citigroup, Inc. (Rate is fixed until 02/13/2034, at which point, the rate becomes SOFR + 206) (Banks)	(d)	5.827%	02/13/2035	225,000	223,899
Citizens Bank N.A. (Banks)		3.750%	02/18/2026	725,000	715,823
CNA Financial Corp. (Insurance)		5.500%	06/15/2033	600,000	605,321
Comerica, Inc. (Banks)		3.800%	07/22/2026	475,000	465,802
Comerica, Inc. (Rate is fixed until 01/30/2029, at which point, the rate becomes SOFR + 216) (Banks)	(d)	5.982%	01/30/2030	320,000	323,587
Corebridge Financial, Inc. (Financial Services)		5.750%	01/15/2034	320,000	325,961
Corebridge Global Funding (Financial Services)	(b)	5.900%	09/19/2028	400,000	411,260
Fidelity National Information Services, Inc. (Financial Services)		3.100%	03/01/2041	605,000	439,493
Fifth Third Bancorp (Rate is fixed until 01/29/2031, at which point, the rate becomes SOFR + 184) (Banks)	(d)	5.631%	01/29/2032	570,000	576,350
Fiserv, Inc. (Financial Services)		3.500%	07/01/2029	425,000	398,760
FNB Corp. (Banks)		5.150%	08/25/2025	320,000	319,323
FNB Corp. (Rate is fixed until 12/11/2029, at which point, the rate becomes SOFRINDX + 193) (Banks)	(d)	5.722%	12/11/2030	350,000	345,532
Ford Motor Credit Co. LLC (Consumer Finance)		6.950%	03/06/2026	500,000	508,784
Ford Motor Credit Co. LLC (Consumer Finance)		6.798%	11/07/2028	200,000	207,235
Ford Motor Credit Co. LLC (Consumer Finance)		7.122%	11/07/2033	200,000	208,737
General Motors Financial Co., Inc. (Consumer Finance)		5.000%	04/09/2027	360,000	360,405
General Motors Financial Co., Inc. (Consumer Finance)		5.750%	02/08/2031	425,000	430,596
Goldman Sachs Group, Inc. / The (Capital Markets)		3.800%	03/15/2030	1,550,000	1,453,559
Goldman Sachs Group, Inc. / The (Rate is fixed until 01/27/2031, at which point, the rate becomes SOFR + 109) (Capital Markets)	(d)	1.992%	01/27/2032	250,000	206,314
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/25/2034, at which point, the rate becomes SOFR + 155) (Capital Markets)	(d)	5.851%	04/25/2035	250,000	254,725
HSBC Holdings PLC (Banks)		3.900%	05/25/2026	975,000	964,013
HUB International Ltd. (Insurance)	(b)	5.625%	12/01/2029	275,000	266,737
HUB International Ltd. (Insurance)	(b)	7.250%	06/15/2030	25,000	25,619
Huntington Bancshares, Inc. (Rate is fixed until 08/04/2027, at which point, the rate becomes SOFR + 197) (Banks)	(d)	4.443%	08/04/2028	650,000	643,344
Huntington Bancshares, Inc. (Rate is fixed until 02/02/2034, at which point, the rate becomes SOFRINDX + 187) (Banks)	(d)	5.709%	02/02/2035	275,000	274,466
Hyundai Capital America (Consumer Finance)	(b)	5.300%	01/08/2029	675,000	676,321
Jefferies Financial Group, Inc. (Capital Markets)		2.750%	10/15/2032	380,000	311,559
Jefferies Financial Group, Inc. (Capital Markets)		6.200%	04/14/2034	375,000	386,462
John Deere Capital Corp. (Consumer Finance)		5.050%	03/03/2026	450,000	453,075
John Deere Capital Corp. (Consumer Finance)		3.450%	03/07/2029	270,000	256,892
John Deere Capital Corp. (Consumer Finance)		2.800%	07/18/2029	630,000	580,560
Jones Deslauriers Insurance Management, Inc. (Insurance)	(b)	8.500%	03/15/2030	50,000	52,590
Jones Deslauriers Insurance Management, Inc. (Insurance)	(b)	10.500%	12/15/2030	100,000	108,113
JPMorgan Chase & Co. (Banks)		3.125%	01/23/2025	525,000	524,501
JPMorgan Chase & Co. (Rate is fixed until 04/22/2030, at which point, the rate becomes SOFR + 204) (Banks)	(d)	2.522%	04/22/2031	1,025,000	902,988

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
December 31, 2024
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
JPMorgan Chase & Co. (Rate is fixed until 11/19/2030, at which point, the rate becomes TSFR3M + 111) (Banks)	(d)	1.764%	11/19/2031	$100,000	$83,091
JPMorgan Chase & Co. (Rate is fixed until 04/22/2031, at which point, the rate becomes TSFR3M + 125) (Banks)	(d)	2.580%	04/22/2032	100,000	85,781
JPMorgan Chase & Co. (Rate is fixed until 01/25/2032, at which point, the rate becomes SOFR + 126) (Banks)	(d)	2.963%	01/25/2033	750,000	648,280
JPMorgan Chase & Co. (Rate is fixed until 09/14/2032, at which point, the rate becomes SOFR + 258) (Banks)	(d)	5.717%	09/14/2033	300,000	306,416
JPMorgan Chase & Co. (Rate is fixed until 06/01/2033, at which point, the rate becomes SOFR + 185) (Banks)	(d)	5.350%	06/01/2034	400,000	399,721
JPMorgan Chase & Co. (Rate is fixed until 10/23/2033, at which point, the rate becomes SOFR + 181) (Banks)	(d)	6.254%	10/23/2034	100,000	105,689
KeyCorp (Rate is fixed until 03/06/2034, at which point, the rate becomes SOFRINDX + 242) (Banks)	(d)	6.401%	03/06/2035	450,000	468,364
M&T Bank Corp. (Rate is fixed until 10/30/2028, at which point, the rate becomes SOFR + 280) (Banks)	(d)	7.413%	10/30/2029	225,000	241,186
M&T Bank Corp. (Rate is fixed until 03/13/2031, at which point, the rate becomes SOFR + 226) (Banks)	(d)	6.082%	03/13/2032	295,000	302,406
M&T Bank Corp. (Rate is fixed until 01/27/2033, at which point, the rate becomes SOFR + 185) (Banks)	(d)	5.053%	01/27/2034	400,000	383,060
Marsh & McLennan Cos., Inc. (Insurance)		4.650%	03/15/2030	325,000	320,986
Mercedes-Benz Finance North America LLC (Consumer Finance)	(b)	4.800%	03/30/2026	750,000	750,726
MetLife, Inc. (Insurance)		5.375%	07/15/2033	400,000	404,239
Metropolitan Life Global Funding I (Insurance)	(b)	5.150%	03/28/2033	230,000	227,246
Morgan Stanley (Capital Markets)		6.250%	08/09/2026	775,000	793,527
Morgan Stanley (Rate is fixed until 01/24/2028, at which point, the rate becomes TSFR3M + 140) (Capital Markets)	(d)	3.772%	01/24/2029	900,000	867,927
Morgan Stanley (Rate is fixed until 02/13/2031, at which point, the rate becomes SOFR + 103) (Capital Markets)	(d)	1.794%	02/13/2032	295,000	240,671
Morgan Stanley (Rate is fixed until 04/28/2031, at which point, the rate becomes SOFR + 102) (Capital Markets)	(d)	1.928%	04/28/2032	250,000	204,483
Morgan Stanley (Rate is fixed until 04/21/2033, at which point, the rate becomes SOFR + 187) (Capital Markets)	(d)	5.250%	04/21/2034	195,000	192,016
Morgan Stanley (Rate is fixed until 07/21/2033, at which point, the rate becomes SOFR + 188) (Capital Markets)	(d)	5.424%	07/21/2034	100,000	99,302
Morgan Stanley (Rate is fixed until 01/18/2034, at which point, the rate becomes SOFR + 173) (Capital Markets)	(d)	5.466%	01/18/2035	140,000	139,218
Navient Corp. (Consumer Finance)		4.875%	03/15/2028	50,000	47,697
NCR Atleos Corp. (Financial Services)	(b)	9.500%	04/01/2029	50,000	54,165
Northern Trust Corp. (Capital Markets)		6.125%	11/02/2032	380,000	400,874
Pacific Life Global Funding II (Insurance)	(b)	4.900%	01/11/2029	700,000	700,816
Panther Escrow Issuer LLC (Insurance)	(b)	7.125%	06/01/2031	100,000	100,999
PNC Bank N.A. (Banks)		3.875%	04/10/2025	475,000	473,497
PNC Financial Services Group, Inc. / The (Rate is fixed until 06/06/2032, at which point, the rate becomes SOFRINDX + 185) (Banks)	(d)	4.626%	06/06/2033	630,000	593,221
Prudential Financial, Inc. (Insurance)		3.700%	03/13/2051	650,000	470,360
Raymond James Financial, Inc. (Capital Markets)		4.650%	04/01/2030	100,000	98,756
Regions Financial Corp. (Rate is fixed until 06/06/2029, at which point, the rate becomes SOFR + 149) (Banks)	(d)	5.722%	06/06/2030	330,000	334,565
Regions Financial Corp. (Rate is fixed until 09/06/2034, at which point, the rate becomes SOFR + 206) (Banks)	(d)	5.502%	09/06/2035	350,000	341,773
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(b)	3.625%	03/01/2029	75,000	67,921
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(b)	4.000%	10/15/2033	50,000	41,643
Ryan Specialty LLC (Insurance)	(b)	4.375%	02/01/2030	50,000	46,940
Ryan Specialty LLC (Insurance)	(b)	5.875%	08/01/2032	50,000	49,472
S&P Global, Inc. (Capital Markets)		2.900%	03/01/2032	390,000	340,285
Stifel Financial Corp. (Capital Markets)		4.000%	05/15/2030	200,000	188,726
Synovus Bank (Banks)		5.625%	02/15/2028	600,000	601,071
Toyota Motor Credit Corp. (Consumer Finance)		3.950%	06/30/2025	600,000	597,942
Travelers Cos., Inc. / The (Insurance)		5.450%	05/25/2053	180,000	175,123
Truist Financial Corp. (Rate is fixed until 10/28/2025, at which point, the rate becomes SOFR + 163) (Banks)	(d)	5.900%	10/28/2026	550,000	554,196
Truist Financial Corp. (Rate is fixed until 01/26/2033, at which point, the rate becomes SOFR + 185) (Banks)	(d)	5.122%	01/26/2034	100,000	97,187
Truist Financial Corp. (Rate is fixed until 06/08/2033, at which point, the rate becomes SOFR + 236) (Banks)	(d)	5.867%	06/08/2034	150,000	152,715
Truist Financial Corp. (Rate is fixed until 01/24/2034, at which point, the rate becomes SOFR + 192) (Banks)	(d)	5.711%	01/24/2035	140,000	141,071

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
December 31, 2024
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
U.S. Bancorp (Rate is fixed until 07/22/2032, at which point, the rate becomes SOFR + 211) (Banks)	(d)	4.967%	07/22/2033	$500,000	$478,929
U.S. Bancorp (Rate is fixed until 06/10/2033, at which point, the rate becomes SOFR + 226) (Banks)	(d)	5.836%	06/12/2034	400,000	407,759
United Wholesale Mortgage LLC (Financial Services)	(b)	5.500%	11/15/2025	75,000	74,631
United Wholesale Mortgage LLC (Financial Services)	(b)	5.500%	04/15/2029	25,000	24,081
USI, Inc. (Insurance)	(b)	7.500%	01/15/2032	125,000	129,276
UWM Holdings LLC (Financial Services)	(b)	6.625%	02/01/2030	25,000	24,846
Wells Fargo & Co. (Rate is fixed until 07/25/2028, at which point, the rate becomes SOFR + 174) (Banks)	(d)	5.574%	07/25/2029	250,000	253,824
Wells Fargo & Co. (Rate is fixed until 02/11/2030, at which point, the rate becomes TSFR3M + 126) (Banks)	(d)	2.572%	02/11/2031	1,000,000	881,882
Wells Fargo & Co. (Rate is fixed until 07/25/2032, at which point, the rate becomes SOFR + 210) (Banks)	(d)	4.897%	07/25/2033	550,000	531,171
Wells Fargo & Co. (Rate is fixed until 04/24/2033, at which point, the rate becomes SOFR + 202) (Banks)	(d)	5.389%	04/24/2034	150,000	148,331
Wells Fargo & Co. (Rate is fixed until 10/23/2033, at which point, the rate becomes SOFR + 206) (Banks)	(d)	6.491%	10/23/2034	200,000	212,595
Wells Fargo & Co. (Rate is fixed until 01/23/2034, at which point, the rate becomes SOFR + 178) (Banks)	(d)	5.499%	01/23/2035	200,000	199,150
					42,486,624
Health Care–2.5%
Abbott Laboratories (Health Care Equip. & Supplies)		3.750%	11/30/2026	510,000	503,905
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	750,000	609,782
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(b)	5.750%	07/15/2029	50,000	48,301
Alcon Finance Corp. (Health Care Equip. & Supplies)	(b)	2.600%	05/27/2030	600,000	530,095
Amgen, Inc. (Biotechnology)		5.250%	03/02/2033	340,000	337,490
Amgen, Inc. (Biotechnology)		3.375%	02/21/2050	500,000	341,675
Amgen, Inc. (Biotechnology)		5.650%	03/02/2053	365,000	351,410
AstraZeneca PLC (Pharmaceuticals)		3.125%	06/12/2027	810,000	784,575
AstraZeneca PLC (Pharmaceuticals)		1.375%	08/06/2030	225,000	187,424
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(b)	4.625%	07/15/2028	75,000	71,588
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(b)	3.875%	11/01/2029	25,000	22,855
Bausch Health Cos., Inc. (Pharmaceuticals)	(b)	6.125%	02/01/2027	25,000	22,688
Becton Dickinson & Co. (Health Care Equip. & Supplies)		4.685%	12/15/2044	364,000	314,698
Becton Dickinson & Co. (Health Care Equip. & Supplies)		3.794%	05/20/2050	168,000	124,004
Biogen, Inc. (Biotechnology)		3.150%	05/01/2050	900,000	567,503
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.900%	02/20/2028	525,000	513,995
Bristol-Myers Squibb Co. (Pharmaceuticals)		4.250%	10/26/2049	275,000	222,147
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.700%	03/15/2052	270,000	196,594
Bristol-Myers Squibb Co. (Pharmaceuticals)		5.550%	02/22/2054	185,000	179,465
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	5.625%	03/15/2027	25,000	23,993
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	6.125%	04/01/2030	25,000	17,155
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	5.250%	05/15/2030	75,000	61,600
Concentra Escrow Issuer Corp. (Health Care Providers & Svs.)	(b)	6.875%	07/15/2032	50,000	51,048
CVS Health Corp. (Health Care Providers & Svs.)		4.250%	04/01/2050	550,000	401,490
CVS Health Corp. (Health Care Providers & Svs.)		6.050%	06/01/2054	200,000	187,608
Danaher Corp. (Life Sciences Tools & Svs.)		2.600%	10/01/2050	820,000	488,120
Elevance Health, Inc. (Health Care Providers & Svs.)		4.750%	02/15/2033	580,000	555,910
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		6.377%	11/22/2052	505,000	542,859
Gilead Sciences, Inc. (Biotechnology)		5.250%	10/15/2033	190,000	190,694
HCA, Inc. (Health Care Providers & Svs.)		5.200%	06/01/2028	115,000	115,282
HCA, Inc. (Health Care Providers & Svs.)		3.500%	07/15/2051	600,000	388,056
HCA, Inc. (Health Care Providers & Svs.)		6.000%	04/01/2054	285,000	271,495
HealthEquity, Inc. (Health Care Providers & Svs.)	(b)	4.500%	10/01/2029	75,000	70,302
Medline Borrower LP (Health Care Equip. & Supplies)	(b)	3.875%	04/01/2029	25,000	23,150
Medline Borrower LP (Health Care Equip. & Supplies)	(b)	5.250%	10/01/2029	175,000	168,886
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(b)	6.250%	01/15/2033	25,000	24,709
Pfizer Investment Enterprises Pte. Ltd. (Pharmaceuticals)		4.450%	05/19/2028	400,000	396,485
Pfizer Investment Enterprises Pte. Ltd. (Pharmaceuticals)		4.750%	05/19/2033	350,000	340,088
Pfizer Investment Enterprises Pte. Ltd. (Pharmaceuticals)		5.300%	05/19/2053	275,000	257,489
Prestige Brands, Inc. (Pharmaceuticals)	(b)	5.125%	01/15/2028	25,000	24,374
Raven Acquisition Holdings LLC	(b)	6.875%	11/15/2031	50,000	49,498
Regeneron Pharmaceuticals, Inc. (Biotechnology)		2.800%	09/15/2050	777,000	457,860
Select Medical Corp. (Health Care Providers & Svs.)	(b)	6.250%	12/01/2032	50,000	48,123
Stryker Corp. (Health Care Equip. & Supplies)		3.500%	03/15/2026	450,000	443,989
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		2.050%	03/31/2030	350,000	301,575
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		3.025%	07/09/2040	650,000	471,144

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
December 31, 2024
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	06/15/2028	$50,000	$47,849
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.125%	10/01/2028	75,000	74,861
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.250%	06/01/2029	25,000	23,470
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	05/15/2031	25,000	25,256
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.050%	04/15/2053	500,000	450,249
Zoetis, Inc. (Pharmaceuticals)		3.000%	05/15/2050	800,000	513,145
					13,438,006
Industrials–3.2%
Air Lease Corp. (Trading Companies & Distributors)		5.850%	12/15/2027	270,000	276,770
Airbus SE (Aerospace & Defense)	(b)	3.150%	04/10/2027	800,000	772,526
Allied Universal Holdco LLC (Commercial Svs. & Supplies)	(b)	7.875%	02/15/2031	25,000	25,552
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(b)	6.000%	06/01/2029	200,000	182,231
Amentum Holdings, Inc. (Professional Svs.)	(b)	7.250%	08/01/2032	50,000	50,378
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Passenger Airlines)	(b)	5.750%	04/20/2029	25,000	24,792
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(b)	4.000%	01/15/2028	25,000	23,957
Ashtead Capital, Inc. (Trading Companies & Distributors)	(b)	5.550%	05/30/2033	205,000	201,809
BAE Systems PLC (Aerospace & Defense)	(b)	3.000%	09/15/2050	700,000	452,515
BCPE Empire Holdings, Inc. (Commercial Svs. & Supplies)	(b)	7.625%	05/01/2027	125,000	124,549
Beacon Roofing Supply, Inc. (Trading Companies & Distributors)	(b)	6.500%	08/01/2030	25,000	25,364
Boeing Co. / The (Aerospace & Defense)		2.196%	02/04/2026	925,000	897,056
Boeing Co. / The (Aerospace & Defense)		5.805%	05/01/2050	350,000	325,554
Boeing Co. / The (Aerospace & Defense)		6.858%	05/01/2054	180,000	191,312
Brink's Co. / The (Commercial Svs. & Supplies)	(b)	6.500%	06/15/2029	25,000	25,335
Brink's Co. / The (Commercial Svs. & Supplies)	(b)	6.750%	06/15/2032	25,000	25,184
Burlington Northern Santa Fe LLC (Ground Transportation)		3.000%	04/01/2025	475,000	473,098
Burlington Northern Santa Fe LLC (Ground Transportation)		5.200%	04/15/2054	350,000	329,379
Camelot Return Merger Sub, Inc. (Building Products)	(b)	8.750%	08/01/2028	25,000	23,956
Canadian Pacific Railway Co. (Ground Transportation)		1.750%	12/02/2026	90,000	85,225
Canadian Pacific Railway Co. (Ground Transportation)		3.000%	12/02/2041	75,000	54,449
Canadian Pacific Railway Co. (Ground Transportation)		3.500%	05/01/2050	675,000	478,852
Carrier Global Corp. (Building Products)		5.900%	03/15/2034	130,000	134,607
Carrier Global Corp. (Building Products)		6.200%	03/15/2054	260,000	274,876
Clarivate Science Holdings Corp. (Professional Svs.)	(b)	4.875%	07/01/2029	100,000	93,221
CNH Industrial N.V. (Machinery)		3.850%	11/15/2027	425,000	415,122
CP Atlas Buyer, Inc. (Building Products)	(b)	7.000%	12/01/2028	50,000	43,974
Dun & Bradstreet Corp. / The (Professional Svs.)	(b)	5.000%	12/15/2029	50,000	47,614
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(b)	6.625%	12/15/2030	100,000	100,133
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(b)	6.750%	07/15/2031	25,000	25,171
Equifax, Inc. (Professional Svs.)		2.600%	12/15/2025	750,000	734,862
ERAC U.S.A. Finance LLC (Ground Transportation)	(b)	4.600%	05/01/2028	150,000	148,984
ERAC U.S.A. Finance LLC (Ground Transportation)	(b)	5.200%	10/30/2034	300,000	296,374
Experian Finance PLC (Professional Svs.)	(b)	4.250%	02/01/2029	350,000	340,087
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(b)	6.000%	03/01/2029	100,000	87,636
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	4.625%	02/15/2027	50,000	48,561
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	6.000%	06/01/2029	25,000	23,700
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	8.250%	08/01/2032	50,000	50,811
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	8.375%	11/15/2032	100,000	101,784
Gates Corp. (Machinery)	(b)	6.875%	07/01/2029	75,000	76,291
General Dynamics Corp. (Aerospace & Defense)		1.150%	06/01/2026	745,000	711,837
Goat Holdco LLC (Aerospace & Defense)	(b)	6.750%	02/01/2032	25,000	24,756
GYP Holdings III Corp. (Building Products)	(b)	4.625%	05/01/2029	50,000	47,158
HEICO Corp. (Aerospace & Defense)		5.350%	08/01/2033	430,000	428,970
Hillenbrand, Inc. (Machinery)		6.250%	02/15/2029	25,000	24,984
Honeywell International, Inc. (Industrial Conglomerates)		2.800%	06/01/2050	370,000	232,006
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3.483%	12/01/2027	710,000	681,741
Ingersoll Rand, Inc. (Machinery)		5.450%	06/15/2034	110,000	110,743
Ingersoll Rand, Inc. (Machinery)		5.700%	06/15/2054	280,000	274,760
Interface, Inc. (Commercial Svs. & Supplies)	(b)	5.500%	12/01/2028	50,000	48,875
Madison IAQ LLC (Commercial Svs. & Supplies)	(b)	4.125%	06/30/2028	25,000	23,666
Madison IAQ LLC (Commercial Svs. & Supplies)	(b)	5.875%	06/30/2029	100,000	94,423
Masco Corp. (Building Products)		3.500%	11/15/2027	200,000	192,617
Masterbrand, Inc. (Building Products)	(b)	7.000%	07/15/2032	50,000	50,345
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC (Building Products)	(b)	6.750%	04/01/2032	50,000	50,234
Northrop Grumman Corp. (Aerospace & Defense)		3.250%	01/15/2028	825,000	788,629
Republic Services, Inc. (Commercial Svs. & Supplies)		4.875%	04/01/2029	200,000	199,535
Republic Services, Inc. (Commercial Svs. & Supplies)		2.375%	03/15/2033	200,000	162,005
RTX Corp. (Aerospace & Defense)		5.150%	02/27/2033	780,000	773,444
Ryder System, Inc. (Ground Transportation)		5.250%	06/01/2028	650,000	656,743

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
December 31, 2024
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
Science Applications International Corp. (Professional Svs.)	(b)	4.875%	04/01/2028	$50,000	$48,112
Solaris Midstream Holdings LLC (Commercial Svs. & Supplies)	(b)	7.625%	04/01/2026	75,000	75,058
SPX FLOW, Inc. (Machinery)	(b)	8.750%	04/01/2030	100,000	102,469
SS&C Technologies, Inc. (Professional Svs.)	(b)	5.500%	09/30/2027	100,000	99,041
SS&C Technologies, Inc. (Professional Svs.)	(b)	6.500%	06/01/2032	25,000	25,218
Standard Building Solutions, Inc. (Building Products)	(b)	6.500%	08/15/2032	50,000	50,080
Textron, Inc. (Aerospace & Defense)		3.650%	03/15/2027	650,000	633,393
TransDigm, Inc. (Aerospace & Defense)		5.500%	11/15/2027	150,000	147,395
TransDigm, Inc. (Aerospace & Defense)	(b)	6.750%	08/15/2028	25,000	25,218
TransDigm, Inc. (Aerospace & Defense)	(b)	6.375%	03/01/2029	25,000	25,056
TransDigm, Inc. (Aerospace & Defense)	(b)	6.875%	12/15/2030	25,000	25,372
TransDigm, Inc. (Aerospace & Defense)	(b)	6.625%	03/01/2032	50,000	50,451
Uber Technologies, Inc. (Ground Transportation)		4.300%	01/15/2030	245,000	237,084
Union Pacific Corp. (Ground Transportation)		2.375%	05/20/2031	585,000	505,028
United Parcel Service, Inc. (Air Freight & Logistics)		4.875%	03/03/2033	450,000	444,665
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	25,000	24,331
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	25,000	24,290
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	25,000	22,334
Valmont Industries, Inc. (Construction & Engineering)		5.000%	10/01/2044	40,000	36,221
Verisk Analytics, Inc. (Professional Svs.)		4.125%	03/15/2029	600,000	581,147
Waste Connections, Inc. (Commercial Svs. & Supplies)		2.600%	02/01/2030	200,000	178,904
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.200%	01/15/2033	200,000	185,896
Watco Cos. LLC / Watco Finance Corp. (Ground Transportation)	(b)	7.125%	08/01/2032	25,000	25,769
WESCO Distribution, Inc. (Trading Companies & Distributors)	(b)	7.250%	06/15/2028	50,000	50,841
WESCO Distribution, Inc. (Trading Companies & Distributors)	(b)	6.375%	03/15/2029	25,000	25,334
White Cap Buyer LLC (Building Products)	(b)	6.875%	10/15/2028	50,000	49,446
Xylem, Inc. (Machinery)		2.250%	01/30/2031	255,000	217,336
					17,606,611
Information Technology–1.9%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		4.000%	05/10/2028	625,000	616,078
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.375%	02/08/2041	475,000	326,726
AppLovin Corp. (Software)		5.500%	12/01/2034	155,000	153,845
AppLovin Corp. (Software)		5.950%	12/01/2054	115,000	113,269
AthenaHealth Group, Inc. (Software)	(b)	6.500%	02/15/2030	150,000	142,552
Broadcom, Inc. (Semiconductors & Equip.)		5.050%	07/12/2029	340,000	341,292
Broadcom, Inc. (Semiconductors & Equip.)		4.150%	11/15/2030	285,000	272,707
Broadcom, Inc. (Semiconductors & Equip.)	(b)	3.469%	04/15/2034	435,000	376,997
Broadcom, Inc. (Semiconductors & Equip.)	(b)	3.187%	11/15/2036	15,000	12,083
Capstone Borrower, Inc. (Software)	(b)	8.000%	06/15/2030	50,000	51,755
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		2.670%	12/01/2026	480,000	460,352
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		5.550%	08/22/2034	235,000	231,624
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc. (Software)	(b)	8.000%	06/15/2029	50,000	50,721
Central Parent, Inc. / CDK Global, Inc. (Software)	(b)	7.250%	06/15/2029	25,000	24,705
Cloud Software Group, Inc. (Software)	(b)	6.500%	03/31/2029	50,000	49,077
Cloud Software Group, Inc. (Software)	(b)	9.000%	09/30/2029	75,000	76,147
Cloud Software Group, Inc. (Software)	(b)	8.250%	06/30/2032	25,000	25,764
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(b)	5.000%	12/15/2029	75,000	71,572
Consensus Cloud Solutions, Inc. (Software)	(b)	6.000%	10/15/2026	25,000	24,668
Consensus Cloud Solutions, Inc. (Software)	(b)	6.500%	10/15/2028	25,000	24,789
Elastic N.V. (Software)	(b)	4.125%	07/15/2029	75,000	69,530
Ellucian Holdings, Inc. (Software)	(b)	6.500%	12/01/2029	25,000	25,011
Entegris, Inc. (Semiconductors & Equip.)	(b)	4.750%	04/15/2029	25,000	23,938
Entegris, Inc. (Semiconductors & Equip.)	(b)	5.950%	06/15/2030	75,000	74,388
Fortinet, Inc. (Software)		1.000%	03/15/2026	720,000	688,515
Fortress Intermediate 3, Inc. (IT Svs.)	(b)	7.500%	06/01/2031	50,000	50,983
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(b)	5.250%	12/01/2027	25,000	24,557
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5.000%	10/15/2034	400,000	384,469
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5.600%	10/15/2054	180,000	169,434
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(b)	6.625%	05/15/2032	50,000	50,282
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)		4.950%	10/15/2034	240,000	230,848
Leidos, Inc. (IT Svs.)		4.375%	05/15/2030	575,000	550,180
McAfee Corp. (Software)	(b)	7.375%	02/15/2030	150,000	145,684
Microchip Technology, Inc. (Semiconductors & Equip.)		5.050%	03/15/2029	395,000	394,190
NCR Voyix Corp. (Software)	(b)	5.000%	10/01/2028	25,000	24,046
NCR Voyix Corp. (Software)	(b)	5.125%	04/15/2029	25,000	23,919
Open Text Corp. (Software)	(b)	6.900%	12/01/2027	25,000	25,833
Open Text Corp. (Software)	(b)	3.875%	12/01/2029	50,000	45,228
Oracle Corp. (Software)		6.250%	11/09/2032	300,000	317,931

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
December 31, 2024
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
Oracle Corp. (Software)		3.600%	04/01/2050	$900,000	$630,548
Rocket Software, Inc. (Software)	(b)	9.000%	11/28/2028	25,000	25,890
Rocket Software, Inc. (Software)	(b)	6.500%	02/15/2029	75,000	70,618
Roper Technologies, Inc. (Software)		1.000%	09/15/2025	525,000	512,196
Roper Technologies, Inc. (Software)		4.900%	10/15/2034	525,000	504,924
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		8.250%	12/15/2029	25,000	26,637
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		9.625%	12/01/2032	64,000	72,118
Skyworks Solutions, Inc. (Semiconductors & Equip.)		1.800%	06/01/2026	50,000	47,888
Synaptics, Inc. (Semiconductors & Equip.)	(b)	4.000%	06/15/2029	50,000	45,569
Trimble, Inc. (Electronic Equip., Instr. & Comp.)		6.100%	03/15/2033	350,000	363,436
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(b)	4.000%	03/01/2029	75,000	69,596
UKG, Inc. (Software)	(b)	6.875%	02/01/2031	50,000	50,727
VeriSign, Inc. (IT Svs.)		2.700%	06/15/2031	660,000	565,855
Viavi Solutions, Inc. (Communications Equip.)	(b)	3.750%	10/01/2029	50,000	45,087
VMware LLC (Software)		1.400%	08/15/2026	240,000	227,355
VMware LLC (Software)		2.200%	08/15/2031	190,000	157,613
Zebra Technologies Corp. (Electronic Equip., Instr. & Comp.)	(b)	6.500%	06/01/2032	25,000	25,360
					10,207,106
Materials–0.8%
Anglo American Capital PLC (Metals & Mining)	(b)	2.875%	03/17/2031	375,000	325,845
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (Containers & Packaging)	(b)	4.000%	09/01/2029	200,000	171,799
Ball Corp. (Containers & Packaging)		6.875%	03/15/2028	25,000	25,570
Ball Corp. (Containers & Packaging)		6.000%	06/15/2029	25,000	25,181
Ball Corp. (Containers & Packaging)		3.125%	09/15/2031	25,000	21,219
Clearwater Paper Corp. (Paper & Forest Products)	(b)	4.750%	08/15/2028	50,000	47,219
Cleveland-Cliffs, Inc. (Metals & Mining)	(b)	4.875%	03/01/2031	50,000	44,633
Cleveland-Cliffs, Inc. (Metals & Mining)	(b)	7.000%	03/15/2032	50,000	49,106
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(b)	6.875%	01/15/2030	50,000	50,338
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(b)	8.750%	04/15/2030	150,000	151,630
Coeur Mining, Inc. (Metals & Mining)	(b)	5.125%	02/15/2029	50,000	47,894
Crown Americas LLC / Crown Americas Capital Corp. V (Containers & Packaging)		4.250%	09/30/2026	25,000	24,384
Element Solutions, Inc. (Chemicals)	(b)	3.875%	09/01/2028	50,000	47,426
Freeport-McMoRan, Inc. (Metals & Mining)		5.400%	11/14/2034	350,000	346,108
Glencore Funding LLC (Metals & Mining)	(b)	3.375%	09/23/2051	550,000	359,462
Graphic Packaging International LLC (Containers & Packaging)	(b)	3.500%	03/01/2029	50,000	45,669
Graphic Packaging International LLC (Containers & Packaging)	(b)	3.750%	02/01/2030	25,000	22,581
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. (Chemicals)	(b)	9.000%	07/01/2028	50,000	50,627
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(b)	7.875%	04/15/2027	50,000	51,010
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(b)	9.250%	04/15/2027	25,000	25,293
OI European Group B.V. (Containers & Packaging)	(b)	4.750%	02/15/2030	50,000	44,512
Olympus Water U.S. Holding Corp. (Chemicals)	(b)	9.750%	11/15/2028	200,000	212,203
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	6.625%	05/13/2027	13,000	12,944
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	7.250%	05/15/2031	25,000	24,330
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	7.375%	06/01/2032	25,000	23,904
RPM International, Inc. (Chemicals)		4.550%	03/01/2029	125,000	122,882
Sealed Air Corp. (Containers & Packaging)	(b)	4.000%	12/01/2027	50,000	47,716
Sealed Air Corp. (Containers & Packaging)	(b)	6.500%	07/15/2032	25,000	25,038
Sealed Air Corp. / Sealed Air Corp. U.S. (Containers & Packaging)	(b)	7.250%	02/15/2031	25,000	25,770
Smurfit Kappa Treasury ULC (Containers & Packaging)	(b)	5.777%	04/03/2054	500,000	495,227
Standard Industries, Inc. (Construction Materials)	(b)	5.000%	02/15/2027	100,000	97,863
Steel Dynamics, Inc. (Metals & Mining)		5.375%	08/15/2034	300,000	297,395
Trivium Packaging Finance B.V. (Containers & Packaging)	(b)	8.500%	08/15/2027	225,000	224,654
W.R. Grace Holdings LLC (Chemicals)	(b)	5.625%	08/15/2029	50,000	45,984
WRKCo, Inc. (Containers & Packaging)		4.000%	03/15/2028	650,000	630,118
					4,263,534
Real Estate–1.6%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		1.875%	02/01/2033	780,000	600,894
American Tower Corp. (Specialized REITs)		2.700%	04/15/2031	700,000	604,315
AvalonBay Communities, Inc. (Residential REITs)		3.350%	05/15/2027	725,000	703,293
Boston Properties LP (Office REITs)		3.650%	02/01/2026	650,000	640,648
Camden Property Trust (Residential REITs)		4.900%	01/15/2034	500,000	485,347
Crown Castle, Inc. (Specialized REITs)		3.250%	01/15/2051	750,000	488,629
Healthcare Realty Holdings LP (Health Care REITs)		2.000%	03/15/2031	525,000	429,216
Host Hotels & Resorts LP (Hotel & Resort REITs)		5.700%	07/01/2034	200,000	199,672
Iron Mountain, Inc. (Specialized REITs)	(b)	7.000%	02/15/2029	50,000	51,088
Iron Mountain, Inc. (Specialized REITs)	(b)	6.250%	01/15/2033	50,000	49,800
Kimco Realty OP LLC (Retail REITs)		2.700%	10/01/2030	650,000	577,021

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
December 31, 2024
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Real Estate (continued)
Mid-America Apartments LP (Residential REITs)		4.000%	11/15/2025	$725,000	$721,511
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(b)	4.250%	01/15/2029	25,000	23,247
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(b)	7.375%	02/15/2031	75,000	78,393
Piedmont Operating Partnership LP (Office REITs)		2.750%	04/01/2032	300,000	238,268
Regency Centers LP (Retail REITs)		2.950%	09/15/2029	875,000	802,085
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(b)	7.250%	07/15/2028	50,000	51,339
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(b)	6.500%	04/01/2032	25,000	25,126
UDR, Inc. (Residential REITs)		3.500%	01/15/2028	800,000	765,083
W.P. Carey, Inc. (Diversified REITs)		3.850%	07/15/2029	350,000	332,696
W.P. Carey, Inc. (Diversified REITs)		5.375%	06/30/2034	250,000	248,047
Welltower OP LLC (Health Care REITs)		4.250%	04/01/2026	475,000	472,579
XHR LP (Hotel & Resort REITs)	(b)	6.625%	05/15/2030	50,000	50,164
					8,638,461
Utilities–2.4%
Ameren Corp. (Multi-Utilities)		1.750%	03/15/2028	1,000,000	904,702
American Electric Power Co., Inc. (Electric Utilities)		5.625%	03/01/2033	380,000	383,878
Black Hills Corp. (Multi-Utilities)		2.500%	06/15/2030	370,000	322,866
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	4.500%	02/15/2028	25,000	23,978
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	5.125%	03/15/2028	25,000	24,245
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	5.000%	02/01/2031	50,000	47,019
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	3.750%	03/01/2031	25,000	22,345
Constellation Energy Generation LLC (Electric Utilities)		5.800%	03/01/2033	400,000	408,723
Constellation Energy Generation LLC (Electric Utilities)		6.125%	01/15/2034	90,000	94,209
Constellation Energy Generation LLC (Electric Utilities)		6.500%	10/01/2053	115,000	121,815
Dominion Energy, Inc. (Multi-Utilities)		1.450%	04/15/2026	670,000	642,628
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	650,000	478,563
Duke Energy Corp. (Electric Utilities)		4.200%	06/15/2049	825,000	637,385
Electricite de France SA (Electric Utilities)	(b)	6.250%	05/23/2033	445,000	466,521
Emera U.S. Finance LP (Electric Utilities)		3.550%	06/15/2026	400,000	391,775
Emera U.S. Finance LP (Electric Utilities)		4.750%	06/15/2046	400,000	331,227
Enel Finance International N.V. (Electric Utilities)	(b)	2.500%	07/12/2031	750,000	627,803
Eversource Energy (Electric Utilities)		3.350%	03/15/2026	670,000	655,808
Exelon Corp. (Electric Utilities)		4.050%	04/15/2030	1,175,000	1,119,736
Exelon Corp. (Electric Utilities)		4.100%	03/15/2052	155,000	117,819
FirstEnergy Corp. (Electric Utilities)		2.650%	03/01/2030	250,000	221,610
National Fuel Gas Co. (Gas Utilities)		2.950%	03/01/2031	320,000	275,500
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		3.550%	05/01/2027	600,000	584,713
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		2.250%	06/01/2030	600,000	518,761
NextEra Energy Operating Partners LP (Electric Utilities)	(b)	7.250%	01/15/2029	25,000	25,571
NiSource, Inc. (Multi-Utilities)		5.250%	03/30/2028	105,000	105,910
NiSource, Inc. (Multi-Utilities)		5.400%	06/30/2033	500,000	500,492
NRG Energy, Inc. (Electric Utilities)		5.750%	01/15/2028	25,000	24,910
NRG Energy, Inc. (Electric Utilities)	(b)	5.750%	07/15/2029	25,000	24,303
NRG Energy, Inc. (Electric Utilities)	(b)	3.875%	02/15/2032	3,000	2,620
NRG Energy, Inc. (Electric Utilities)	(b)	6.250%	11/01/2034	25,000	24,521
PPL Capital Funding, Inc. (Electric Utilities)		3.100%	05/15/2026	200,000	195,371
Puget Energy, Inc. (Electric Utilities)		2.379%	06/15/2028	685,000	625,326
Sempra (Multi-Utilities)		3.700%	04/01/2029	590,000	560,349
Southern Co. / The (Rate is fixed until 01/15/2026, at which point, the rate becomes H15T5Y + 373) (Electric Utilities)	(d)	4.000%	01/15/2051	700,000	685,960
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	50,000	49,606
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)	(b)	5.000%	06/01/2031	25,000	22,287
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(b)	5.000%	01/31/2028	75,000	72,259
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(b)	4.750%	01/15/2030	50,000	46,218
TransAlta Corp. (Ind. Power & Renewable Elec.)		7.750%	11/15/2029	75,000	78,206
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(b)	5.500%	09/01/2026	75,000	74,763
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(b)	7.750%	10/15/2031	50,000	52,453
WEC Energy Group, Inc. (Multi-Utilities)		2.200%	12/15/2028	190,000	171,362
					12,766,116
Total Corporate Bonds (Cost $160,216,328)					$146,217,255

U.S. Government Agency Mortgage-Backed Securities–24.3%	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN BM4333	3.500%	12/01/2047	$813,314	$730,409
Fannie Mae Pool FN BN6715	4.000%	06/01/2049	2,338,584	2,168,658
Fannie Mae Pool FN BP2797	2.500%	05/01/2050	1,226,017	1,010,974
Fannie Mae Pool FN BP6700	2.500%	09/01/2050	3,334,600	2,765,191
Fannie Mae Pool FN BP8188	2.000%	09/01/2050	5,291,441	4,177,816
Fannie Mae Pool FN BQ4558	2.000%	03/01/2051	1,763,306	1,382,651

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
December 31, 2024
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN BR1844	2.500%	01/01/2051	$952,330	$791,860
Fannie Mae Pool FN BR4390	2.000%	03/01/2051	3,091,606	2,425,070
Fannie Mae Pool FN BR9750	2.000%	04/01/2051	3,214,844	2,520,749
Fannie Mae Pool FN BT7183	2.500%	08/01/2051	1,366,645	1,126,412
Fannie Mae Pool FN BW7264	5.500%	11/01/2052	2,578,459	2,549,834
Fannie Mae Pool FN BW7449	5.000%	11/01/2052	956,759	925,933
Fannie Mae Pool FN BX5678	5.500%	01/01/2053	1,468,079	1,451,242
Fannie Mae Pool FN CA4819	4.000%	12/01/2049	807,863	748,157
Fannie Mae Pool FN CA5348	3.500%	03/01/2050	1,203,751	1,080,313
Fannie Mae Pool FN CA5706	2.500%	05/01/2050	1,625,645	1,343,355
Fannie Mae Pool FN CA6998	3.000%	09/01/2050	2,512,521	2,161,006
Fannie Mae Pool FN CA8118	2.000%	12/01/2050	1,586,743	1,248,446
Fannie Mae Pool FN CA9293	2.500%	02/01/2051	2,070,829	1,715,599
Fannie Mae Pool FN CB1867	2.500%	10/01/2051	2,300,632	1,888,430
Fannie Mae Pool FN CB3335	4.500%	04/01/2052	4,363,439	4,183,193
Fannie Mae Pool FN FM2778	3.000%	03/01/2050	1,846,502	1,592,485
Fannie Mae Pool FN FM3734	3.500%	09/01/2049	933,135	840,611
Fannie Mae Pool FN FM3919	4.000%	05/01/2049	604,486	565,450
Fannie Mae Pool FN FM4122	2.000%	08/01/2050	5,470,809	4,320,441
Fannie Mae Pool FN FM4317	3.000%	09/01/2050	2,329,568	2,002,955
Fannie Mae Pool FN FM4532	3.000%	09/01/2050	2,662,507	2,294,580
Fannie Mae Pool FN FM6708	2.500%	01/01/2051	2,577,309	2,143,029
Fannie Mae Pool FN FM7293	2.500%	05/01/2051	1,074,102	892,610
Fannie Mae Pool FN FM7706	3.500%	08/01/2050	2,646,517	2,375,376
Fannie Mae Pool FN FS2037	1.500%	05/01/2037	3,726,286	3,196,473
Fannie Mae Pool FN FS3813	4.500%	11/01/2052	1,049,295	989,022
Fannie Mae Pool FN FS9043	2.500%	10/01/2051	1,961,960	1,601,121
Fannie Mae Pool FN MA4138	1.500%	09/01/2050	3,791,079	2,817,589
Fannie Mae Pool FN MA4255	2.000%	02/01/2051	1,445,695	1,134,459
Fannie Mae Pool FN MA4593	4.000%	03/01/2052	648,469	594,079
Fannie Mae Pool FN MA4804	4.000%	11/01/2052	732,645	670,991
Fannie Mae Pool FN MA5167	6.500%	10/01/2053	1,140,127	1,164,823
Fannie Mae Pool FN MA5389	6.000%	06/01/2054	1,360,244	1,368,626
Fannie Mae Pool FN MA5498	6.000%	10/01/2054	1,449,888	1,457,060
Freddie Mac Pool FR QF1237	5.000%	10/01/2052	2,381,777	2,305,553
Freddie Mac Pool FR QF1648	5.000%	10/01/2052	719,304	696,582
Freddie Mac Pool FR RA3575	2.000%	09/01/2050	4,914,514	3,885,628
Freddie Mac Pool FR RA5761	2.000%	06/01/2051	2,105,310	1,650,244
Freddie Mac Pool FR RA7279	3.500%	05/01/2052	1,231,938	1,094,488
Freddie Mac Pool FR SB8148	2.000%	04/01/2037	1,846,071	1,631,771
Freddie Mac Pool FR SB8149	2.500%	04/01/2037	1,826,539	1,658,896
Freddie Mac Pool FR SB8153	2.000%	05/01/2037	2,783,047	2,458,192
Freddie Mac Pool FR SD0625	2.500%	05/01/2051	1,851,983	1,526,460
Freddie Mac Pool FR SD0977	3.500%	02/01/2052	4,551,696	4,066,118
Freddie Mac Pool FR SD1966	4.000%	11/01/2052	885,674	813,087
Freddie Mac Pool FR SD5958	6.500%	08/01/2054	1,741,422	1,787,567
Freddie Mac Pool FR SD7505	4.500%	08/01/2049	605,509	578,657
Freddie Mac Pool FR SD8121	2.000%	01/01/2051	1,418,875	1,114,227
Freddie Mac Pool FR SD8148	3.000%	05/01/2051	1,267,904	1,086,769
Freddie Mac Pool FR SD8210	4.000%	03/01/2052	644,489	590,651
Freddie Mac Pool FR SD8214	3.500%	05/01/2052	548,701	486,231
Freddie Mac Pool FR SD8342	5.500%	07/01/2053	2,214,424	2,188,785
Freddie Mac Pool FR SD8368	6.000%	10/01/2053	1,699,114	1,707,858
Freddie Mac Pool FR SD8395	5.500%	01/01/2054	1,256,800	1,240,891
Freddie Mac Pool FR SD8409	6.000%	03/01/2054	1,187,063	1,192,919
Freddie Mac Pool FR SD8439	6.000%	06/01/2054	1,355,760	1,362,489
Freddie Mac Pool FR ZT1257	3.000%	01/01/2046	589,101	513,425
Ginnie Mae II Pool G2 MA7589	2.500%	09/20/2051	5,384,352	4,499,721
Ginnie Mae II Pool G2 MA7706	3.000%	11/20/2051	5,030,887	4,365,420
Ginnie Mae II Pool G2 MA8041	2.000%	05/20/2052	5,596,350	4,482,671
Ginnie Mae II Pool G2 MA8044	3.500%	05/20/2052	1,656,414	1,481,454
Ginnie Mae II Pool G2 MA8800	5.000%	04/20/2053	2,825,311	2,746,762
Ginnie Mae II Pool G2 MA8945	4.000%	06/20/2053	3,138,525	2,892,506
Ginnie Mae II Pool G2 MA8946	4.500%	06/20/2053	2,334,487	2,209,093
Ginnie Mae II Pool G2 MA8948	5.500%	06/20/2053	1,284,716	1,276,621
Ginnie Mae II Pool G2 MA8949	6.000%	06/20/2053	739,831	748,102
Ginnie Mae II Pool G2 MA9906	5.500%	09/20/2054	1,488,486	1,477,082
Total U.S. Government Agency Mortgage-Backed Securities (Cost $148,436,027)				$132,233,998

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
December 31, 2024
Investment Companies–8.6%		Shares	Value
Federated Hermes Core Trust - Bank Loan Core Fund (Acquired 06/28/2021 through 02/27/2024, Cost $3,046,662)	(e)(f)	340,213	$2,956,449
Federated Hermes Core Trust - Emerging Markets Core Fund (Acquired 07/22/2022 through 02/27/2024, Cost $12,303,109)	(e)(f)	1,569,255	13,621,131
Federated Hermes Core Trust III - Federated Project and Trade Finance Core Fund (Acquired 05/01/2020 through 09/26/2024, Cost $30,222,113)	(f)(g)	3,424,549	30,307,259
Total Investment Companies (Cost $45,571,884)			$46,884,839

Asset-Backed / Mortgage-Backed Securities–2.7%		Rate	Maturity	Face Amount	Value
Financials–2.7%
AmeriCredit Automobile Receivables Trust 2020-3 D		1.490%	09/18/2026	$175,000	$173,148
BANK 2022-BNK40 A4		3.393%	03/15/2064	660,000	587,631
BBCMS Mortgage Trust 2024-5C27 A2		5.550%	07/15/2057	1,380,000	1,403,600
Benchmark 2020-B19 A5		1.850%	09/15/2053	1,150,000	957,415
Benchmark 2021-B26 A2		1.957%	06/15/2054	520,000	492,937
Carmax Auto Owner Trust 2021-1 D		1.280%	07/15/2027	100,000	99,141
Freddie Mac Multifamily Structured Pass Through Certificates K108 A2		1.517%	03/25/2030	400,000	342,383
Freddie Mac Multifamily Structured Pass Through Certificates K109 A2		1.558%	04/25/2030	400,000	341,438
GS Mortgage-Backed Securities Trust 2022-PJ3 A4	(b)	2.500%	08/25/2052	1,691,041	1,351,452
Home Partners of America 2022-1 B	(b)	4.330%	04/17/2039	726,167	710,681
JP Morgan Mortgage Trust 2022-1 A2	(b)	3.000%	07/25/2052	1,238,208	1,032,725
JP Morgan Mortgage Trust 2022-2 A3	(b)	2.500%	08/25/2052	1,667,663	1,322,470
JP Morgan Mortgage Trust 2022-3 A3	(b)	2.500%	08/25/2052	1,651,356	1,320,891
MMAF Equipment Finance LLC 2020-A A5	(b)	1.560%	10/09/2042	750,000	692,257
Navient Private Education Refi Loan Trust 2020-FA A	(b)	1.220%	07/15/2069	99,287	91,697
Progress Residential 2022-SFR1 E1	(b)	3.930%	02/17/2041	900,000	816,203
Progress Residential 2022-SFR2 D	(b)	3.945%	04/17/2027	1,000,000	959,660
Progress Residential 2022-SFR4 B	(b)	4.788%	05/17/2041	800,000	777,864
Progress Residential 2023-SFR2 D	(b)	4.500%	10/17/2040	150,000	141,593
Progress Residential 2023-SFR2 E1	(b)	4.750%	10/17/2040	200,000	186,458
Progress Residential 2024-SFR1 D	(b)	3.750%	02/17/2041	500,000	459,675
Sierra Timeshare 2020-2A A	(b)	1.330%	07/20/2037	86,361	85,205
SMB Private Education Loan Trust 2020-B A1A	(b)	1.290%	07/15/2053	255,128	236,677
Total Asset-Backed / Mortgage-Backed Securities (Cost $16,182,062)					$14,583,201

Sovereign Debt Issues–0.2%	Rate	Maturity	Face Amount	Value
Mexico Government International Bond	3.750%	01/11/2028	$625,000	$593,361
Mexico Government International Bond	4.500%	01/31/2050	775,000	542,586
Total Sovereign Debt Issues (Cost $1,469,810)				$1,135,947

Common Stocks–0.0%		Shares	Value
Communication Services–0.0%
Audacy, Inc. (Media)	(h)	113	$2,373
Total Common Stocks (Cost $77,814)			$2,373

Warrants–0.0%		Expiration	Strike Price	Quantity	Value
Communication Services–0.0%
Audacy, Inc. Second Lien Warrants (Media)	(h)	09/30/2028	$77.10	23	$—
Audacy, Inc. Second Lien Warrants (with Black-Scholes protections) (Media)	(h)	09/30/2028	77.10	137	—
Total Warrants (Cost $47)					$—
Total Investments – 98.5% (Cost $578,541,840)	(i)				$535,634,827
Other Assets in Excess of Liabilities – 1.5%					8,037,589
Net Assets – 100.0%					$543,672,416

Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 4.380% at 12/31/2024
PIK:	Payment-in-Kind
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 4.490% at 12/31/2024
SOFRINDX:	Secured Overnight Financing Rate ("SOFR") Compounded Index, 1.175% at 12/31/2024
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 4.305% at 12/31/2024

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
December 31, 2024
Footnotes:
(a)
Security is partially pledged as collateral for the futures contracts outstanding at December 31, 2024.  The value of securities pledged totaled $779,687.  See also the following Schedule of Open Futures Contracts.

(b)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At December 31, 2024, the value of these securities totaled $38,112,068, or 7.0% of the Portfolio’s net assets.

(c)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(d)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at December 31, 2024.

(e)
Shares of this fund have not been registered and are issued in reliance on Section 4(a)(2) and Regulation D of the Securities Act of 1933. Investments in this fund may only be made by investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.

(f)	Represents a security deemed to be restricted. At December 31, 2024, the value of restricted securities in the Portfolio totaled $46,884,839, or 8.6% of the Portfolio’s net assets.
(g)
Open-end extended payment fund.  Beneficial interests in this fund are issued solely in private placement transactions which do not involve any “public offering”
within the meaning of Section 4(a)(2) and Regulation D of the Securities Act of 1933.  Investments in this fund may only be made by organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act and that are also “qualified purchasers” as defined in Section 2(a)(51) of the
Investment Company Act of 1940, as amended (“Eligible Investors”). This fund has adopted policies to limit the transfer of its shares, which may occur only pursuant to authorization by this fund's Board of Directors, and only to Eligible Investors.  When a redeeming shareholder of this fund presents shares to the fund's transfer agent in proper order for redemption, the fund will have up to 31 days to make payment to the redeeming shareholder. The price of redeemed shares will be determined as of the closing net asset value of the fund 24 days after receipt of a shareholder redemption request or, if such date is a weekend or holiday, on the preceding business day. The fund's NAV is calculated each day the NYSE is open.

(h)	Non-income producing security.
(i)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
December 31, 2024
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Ultra Bond - Long	90	March 20, 2025	$10,086,630	$10,018,125	$(68,505)	$(22,500)
CBT 2-Year U.S. Treasury Note - Long	462	March 31, 2025	94,973,408	94,991,532	18,124	(7,218)
CBT 5-Year U.S. Treasury Note - Long	125	March 31, 2025	13,343,009	13,288,086	(54,923)	(11,719)
			$118,403,047	$118,297,743	$(105,304)	$(41,437)
 Short Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Short	25	March 20, 2025	$(2,750,583)	$(2,718,750)	$31,833	$5,469
CBT U.S. Ultra Bond - Short	120	March 20, 2025	(14,725,535)	(14,268,750)	456,785	52,500
			$(17,476,118)	$(16,987,500)	$488,618	$57,969
Total Futures Contracts			$100,926,929	$101,310,243	$383,314	$16,532
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Intech U.S. Low Volatility Portfolio
Schedule of Investments
December 31, 2024

Common Stocks–99.7%		Shares	Value
Communication Services–10.5%
Alphabet, Inc. Class A (Interactive Media & Svs.)		49,255	$9,323,971
Alphabet, Inc. Class C (Interactive Media & Svs.)		41,387	7,881,740
AT&T, Inc. (Diversified Telecom. Svs.)		282,939	6,442,521
Electronic Arts, Inc. (Entertainment)		40,652	5,947,388
Fox Corp. Class A (Media)		29,304	1,423,588
Fox Corp. Class B (Media)		34,244	1,566,321
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		20,473	11,987,146
Netflix, Inc. (Entertainment)	(a)	7,315	6,520,006
Take-Two Interactive Software, Inc. (Entertainment)	(a)	20,050	3,690,804
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		28,453	6,280,431
Verizon Communications, Inc. (Diversified Telecom. Svs.)		108,485	4,338,315
			65,402,231
Consumer Discretionary–6.8%
Amazon.com, Inc. (Broadline Retail)	(a)	81,821	17,950,709
AutoZone, Inc. (Specialty Retail)	(a)	1,490	4,770,980
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	32,584	1,964,815
McDonald's Corp. (Hotels, Restaurants & Leisure)		11,668	3,382,437
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	5,295	6,278,811
Tesla, Inc. (Automobiles)	(a)	13,269	5,358,553
TJX Cos., Inc. / The (Specialty Retail)		7,135	861,979
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		15,603	2,093,299
			42,661,583
Consumer Staples–18.0%
Altria Group, Inc. (Tobacco)		121,946	6,376,556
Church & Dwight Co., Inc. (Household Products)		62,705	6,565,841
Clorox Co. / The (Household Products)		32,040	5,203,616
Coca-Cola Co. / The (Beverages)		90,231	5,617,782
Colgate-Palmolive Co. (Household Products)		69,390	6,308,245
Conagra Brands, Inc. (Food Products)		34,967	970,334
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		6,739	6,174,744
General Mills, Inc. (Food Products)		91,486	5,834,062
Hershey Co. / The (Food Products)		16,069	2,721,285
Hormel Foods Corp. (Food Products)		59,826	1,876,742
Kellanova (Food Products)		57,841	4,683,386
Kenvue, Inc. (Personal Care Products)		139,237	2,972,710
Keurig Dr Pepper, Inc. (Beverages)		52,510	1,686,621
Kimberly-Clark Corp. (Household Products)		47,029	6,162,680
Kraft Heinz Co. / The (Food Products)		65,405	2,008,588
Kroger Co. / The (Consumer Staples Distribution & Retail)		108,641	6,643,397
McCormick & Co., Inc. (Food Products)		43,114	3,287,011
Mondelez International, Inc. Class A (Food Products)		82,032	4,899,771
Monster Beverage Corp. (Beverages)	(a)	85,997	4,520,002
PepsiCo, Inc. (Beverages)		11,693	1,778,038
Philip Morris International, Inc. (Tobacco)		50,070	6,025,925
Procter & Gamble Co. / The (Household Products)		36,571	6,131,128
The Campbell's Company (Food Products)		50,734	2,124,740
Tyson Foods, Inc. Class A (Food Products)		74,045	4,253,145
Walmart, Inc. (Consumer Staples Distribution & Retail)		79,551	7,187,433
			112,013,782
Energy–1.1%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4,069	437,702
Common Stocks (Continued)		Shares	Value
Energy (continued)
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		32,104	$879,650
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		19,190	3,425,415
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		43,515	2,355,032
			7,097,799
Financials–10.6%
Aflac, Inc. (Insurance)		9,584	991,369
Aon PLC Class A (Insurance)		4,353	1,563,423
Arch Capital Group Ltd. (Insurance)		29,673	2,740,302
Arthur J. Gallagher & Co. (Insurance)		14,600	4,144,210
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	10,083	4,570,422
Brown & Brown, Inc. (Insurance)		58,865	6,005,407
CBOE Global Markets, Inc. (Capital Markets)		25,526	4,987,780
Chubb Ltd. (Insurance)		1,664	459,763
CME Group, Inc. (Capital Markets)		26,563	6,168,726
Erie Indemnity Co. Class A (Insurance)		2,141	882,584
Fiserv, Inc. (Financial Services)	(a)	15,463	3,176,409
JPMorgan Chase & Co. (Banks)		10,100	2,421,071
Marsh & McLennan Cos., Inc. (Insurance)		21,439	4,553,858
Mastercard, Inc. Class A (Financial Services)		4,614	2,429,594
Progressive Corp. / The (Insurance)		24,819	5,946,881
S&P Global, Inc. (Capital Markets)		1,292	643,455
Travelers Cos., Inc. / The (Insurance)		16,604	3,999,738
Visa, Inc. (Financial Services)		3,530	1,115,621
W. R. Berkley Corp. (Insurance)		57,010	3,336,225
Willis Towers Watson PLC (Insurance)		19,636	6,150,781
			66,287,619
Health Care–15.5%
Abbott Laboratories (Health Care Equip. & Supplies)		44,336	5,014,845
AbbVie, Inc. (Biotechnology)		39,041	6,937,586
Amgen, Inc. (Biotechnology)		14,923	3,889,531
Becton Dickinson & Co. (Health Care Equip. & Supplies)		21,698	4,922,625
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	79,041	7,059,942
Bristol-Myers Squibb Co. (Pharmaceuticals)		68,923	3,898,285
Cardinal Health, Inc. (Health Care Providers & Svs.)		19,794	2,341,036
Cencora, Inc. (Health Care Providers & Svs.)		26,780	6,016,930
Eli Lilly & Co. (Pharmaceuticals)		1,883	1,453,676
Gilead Sciences, Inc. (Biotechnology)		74,505	6,882,027
HCA Healthcare, Inc. (Health Care Providers & Svs.)		5,903	1,771,785
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	63,844	4,602,514
Humana, Inc. (Health Care Providers & Svs.)		731	185,462
Incyte Corp. (Biotechnology)	(a)	18,976	1,310,672
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	6,521	3,403,701
Johnson & Johnson (Pharmaceuticals)		49,822	7,205,258
Labcorp Holdings, Inc. (Health Care Providers & Svs.)		1,121	257,068
McKesson Corp. (Health Care Providers & Svs.)		10,579	6,029,078
Medtronic PLC (Health Care Equip. & Supplies)		29,909	2,389,131
Merck & Co., Inc. (Pharmaceuticals)		42,162	4,194,276
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		30,815	4,648,751
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	3,468	2,470,360
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		10,843	5,485,040

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Intech U.S. Low Volatility Portfolio (Continued)
Schedule of Investments
December 31, 2024
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		9,099	$1,632,542
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	5,978	2,407,341
			96,409,462
Industrials–6.4%
Cintas Corp. (Commercial Svs. & Supplies)		22,229	4,061,238
Leidos Holdings, Inc. (Professional Svs.)		31,703	4,567,134
Lockheed Martin Corp. (Aerospace & Defense)		14,290	6,944,083
Northrop Grumman Corp. (Aerospace & Defense)		15,182	7,124,761
Republic Services, Inc. (Commercial Svs. & Supplies)		32,180	6,473,972
Rollins, Inc. (Commercial Svs. & Supplies)		59,474	2,756,620
RTX Corp. (Aerospace & Defense)		5,721	662,034
Verisk Analytics, Inc. (Professional Svs.)		10,056	2,769,724
Waste Management, Inc. (Commercial Svs. & Supplies)		21,501	4,338,687
			39,698,253
Information Technology–29.3%
Adobe, Inc. (Software)	(a)	12,771	5,679,008
Apple, Inc. (Tech. Hardware, Storage & Periph.)		154,264	38,630,791
Broadcom, Inc. (Semiconductors & Equip.)		21,802	5,054,576
Fair Isaac Corp. (Software)	(a)	2,809	5,592,522
Fortinet, Inc. (Software)	(a)	63,906	6,037,839
Gartner, Inc. (IT Svs.)	(a)	639	309,576
GoDaddy, Inc. Class A (IT Svs.)	(a)	28,215	5,568,795
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
International Business Machines Corp. (IT Svs.)		31,134	$6,844,187
Microsoft Corp. (Software)		74,822	31,537,473
Motorola Solutions, Inc. (Communications Equip.)		8,073	3,731,583
NVIDIA Corp. (Semiconductors & Equip.)		268,713	36,085,469
Oracle Corp. (Software)		36,152	6,024,369
Palo Alto Networks, Inc. (Software)	(a)	27,504	5,004,628
Roper Technologies, Inc. (Software)		11,136	5,789,050
Salesforce, Inc. (Software)		19,820	6,626,421
ServiceNow, Inc. (Software)	(a)	3,721	3,944,706
Tyler Technologies, Inc. (Software)	(a)	10,549	6,082,975
VeriSign, Inc. (IT Svs.)	(a)	20,655	4,274,759
			182,818,727
Materials–0.1%
Linde PLC (Chemicals)		1,269	531,292
Utilities–1.4%
Atmos Energy Corp. (Gas Utilities)		729	101,528
Consolidated Edison, Inc. (Multi-Utilities)		42,579	3,799,324
PG&E Corp. (Electric Utilities)		70,547	1,423,639
Southern Co. / The (Electric Utilities)		38,513	3,170,390
			8,494,881
Total Common Stocks (Cost $562,081,888)			$621,415,629
Total Investments – 99.7% (Cost $562,081,888)	(b)		$621,415,629
Other Assets in Excess of Liabilities – 0.3%			2,007,383
Net Assets – 100.0%			$623,423,012

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Relative Value Portfolio
Schedule of Investments
December 31, 2024

Common Stocks–95.9%		Shares	Value
Communication Services–3.9%
Comcast Corp. Class A (Media)		45,067	$1,691,365
Electronic Arts, Inc. (Entertainment)		20,561	3,008,074
			4,699,439
Consumer Discretionary–7.6%
BorgWarner, Inc. (Automobile Components)		37,485	1,191,648
D.R. Horton, Inc. (Household Durables)		5,801	811,096
Dick's Sporting Goods, Inc. (Specialty Retail)		2,824	646,244
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4,415	1,688,340
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		18,027	1,364,103
Ross Stores, Inc. (Specialty Retail)		12,995	1,965,754
Starbucks Corp. (Hotels, Restaurants & Leisure)		16,288	1,486,280
			9,153,465
Consumer Staples–9.4%
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		3,801	1,506,070
Philip Morris International, Inc. (Tobacco)		35,294	4,247,633
Target Corp. (Consumer Staples Distribution & Retail)		6,861	927,470
Walmart, Inc. (Consumer Staples Distribution & Retail)		51,948	4,693,502
			11,374,675
Energy–6.4%
Chevron Corp. (Oil, Gas & Consumable Fuels)		11,371	1,646,976
ConocoPhillips (Oil, Gas & Consumable Fuels)		11,286	1,119,232
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		20,731	2,541,206
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		13,586	435,024
Phillips 66 (Oil, Gas & Consumable Fuels)		17,435	1,986,369
			7,728,807
Financials–23.1%
Axis Capital Holdings Ltd. (Insurance)		24,459	2,167,557
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	10,644	4,824,712
Blackstone Secured Lending Fund (Capital Markets)		28,529	921,772
Citigroup, Inc. (Banks)		44,738	3,149,108
Fiserv, Inc. (Financial Services)	(a)	17,560	3,607,175
JPMorgan Chase & Co. (Banks)		20,446	4,901,111
Mastercard, Inc. Class A (Financial Services)		2,858	1,504,937
MetLife, Inc. (Insurance)		10,030	821,256
MGIC Investment Corp. (Financial Services)		31,285	741,767
S&P Global, Inc. (Capital Markets)		5,963	2,969,753
Wells Fargo & Co. (Banks)		32,774	2,302,046
			27,911,194
Health Care–17.3%
Amgen, Inc. (Biotechnology)		1,200	312,768
Cencora, Inc. (Health Care Providers & Svs.)		9,167	2,059,642
Elevance Health, Inc. (Health Care Providers & Svs.)		4,738	1,747,848
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		22,679	1,773,044
Gilead Sciences, Inc. (Biotechnology)		28,226	2,607,236
HCA Healthcare, Inc. (Health Care Providers & Svs.)		2,234	670,535
Johnson & Johnson (Pharmaceuticals)		20,713	2,995,514
Merck & Co., Inc. (Pharmaceuticals)		15,967	1,588,397
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		6,473	$976,517
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	4,389	3,126,416
Roche Holding AG – ADR (Pharmaceuticals)		36,826	1,284,491
United Therapeutics Corp. (Biotechnology)	(a)	4,869	1,717,978
			20,860,386
Industrials–15.0%
A. O. Smith Corp. (Building Products)		10,402	709,520
Allegion PLC (Building Products)		5,641	737,166
Allison Transmission Holdings, Inc. (Machinery)		3,210	346,873
Builders FirstSource, Inc. (Building Products)	(a)	4,413	630,750
Curtiss-Wright Corp. (Aerospace & Defense)		2,827	1,003,218
Dover Corp. (Machinery)		3,984	747,398
Emerson Electric Co. (Electrical Equip.)		5,144	637,496
Ferguson Enterprises, Inc. (Trading Companies & Distributors)		2,638	457,878
FTI Consulting, Inc. (Professional Svs.)	(a)	3,140	600,148
Generac Holdings, Inc. (Electrical Equip.)	(a)	10,024	1,554,221
J.B. Hunt Transport Services, Inc. (Ground Transportation)		11,224	1,915,488
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		7,634	570,183
nVent Electric PLC (Electrical Equip.)		23,363	1,592,422
PACCAR, Inc. (Machinery)		7,327	762,155
Robert Half, Inc. (Professional Svs.)		15,196	1,070,710
RTX Corp. (Aerospace & Defense)		18,416	2,131,100
Veralto Corp. (Commercial Svs. & Supplies)		14,304	1,456,862
Westinghouse Air Brake Technologies Corp. (Machinery)		6,025	1,142,280
			18,065,868
Information Technology–9.2%
Accenture PLC Class A (IT Svs.)		9,796	3,446,135
Intel Corp. (Semiconductors & Equip.)		50,513	1,012,786
Lam Research Corp. (Semiconductors & Equip.)		7,121	514,350
QUALCOMM, Inc. (Semiconductors & Equip.)		8,617	1,323,743
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors & Equip.)		8,286	1,636,402
TE Connectivity PLC (Electronic Equip., Instr. & Comp.)		4,743	678,107
Texas Instruments, Inc. (Semiconductors & Equip.)		13,465	2,524,822
			11,136,345
Materials–3.2%
CF Industries Holdings, Inc. (Chemicals)		12,472	1,064,111
PPG Industries, Inc. (Chemicals)		5,261	628,427
Sealed Air Corp. (Containers & Packaging)		21,075	712,967
Steel Dynamics, Inc. (Metals & Mining)		12,516	1,427,700
			3,833,205
Real Estate–0.8%
Public Storage (Specialized REITs)		3,316	992,943
Total Common Stocks (Cost $99,644,248)			$115,756,327
Total Investments – 95.9% (Cost $99,644,248)	(b)		$115,756,327
Other Assets in Excess of Liabilities – 4.1%			4,929,348
Net Assets – 100.0%			$120,685,675

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Constellation Managed Risk Balanced Portfolio
Schedule of Investments
December 31, 2024

Exchange Traded Funds–98.1%		Shares	Value
Invesco QQQ Trust Series 1		32,000	$16,359,360
iShares Core MSCI EAFE ETF		423,905	29,792,043
iShares Core MSCI Emerging Markets ETF		221,402	11,561,613
iShares Core S&P 500 ETF		169,678	99,886,045
iShares Core S&P Mid-Cap ETF		14,000	872,340
iShares Core S&P Total U.S. Stock Market ETF		8,500	1,093,270
iShares Core U.S. Aggregate Bond ETF		2,059,199	199,536,383
iShares iBoxx $ Investment Grade Corporate Bond ETF		249,317	26,637,028
iShares MSCI EAFE ETF		154,613	11,690,289
iShares Russell 1000 ETF		259,153	83,488,731
iShares Ultra Short-Term Bond Active ETF		932,696	47,035,859
Total Exchange Traded Funds (Cost $467,252,191)			$527,952,961
Total Investments – 98.1% (Cost $467,252,191)	(a)		$527,952,961
Other Assets in Excess of Liabilities – 1.9%	(b)		10,438,112
Net Assets – 100.0%			$538,391,073

Percentages are stated as a percent of net assets.

Abbreviations:
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(b)	Includes $1,343,925 of cash pledged as collateral for the futures contracts outstanding at December 31, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
December 31, 2024
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Long	280	March 20, 2025	$30,905,482	$30,450,000	$(455,482)	$(61,250)
CME E-mini S&P 500 Index - Long	22	March 21, 2025	6,770,111	6,529,325	(240,786)	(25,300)
MSCI EAFE Index - Long	18	March 21, 2025	2,099,468	2,040,750	(58,718)	(2,070)
MSCI Emerging Markets Index - Long	168	March 21, 2025	9,309,236	9,019,920	(289,316)	(26,880)
			$49,084,297	$48,039,995	$(1,044,302)	$(115,500)
Total Futures Contracts			$49,084,297	$48,039,995	$(1,044,302)	$(115,500)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Constellation Managed Risk Moderate Growth Portfolio
Schedule of Investments
December 31, 2024

Exchange Traded Funds–99.1%		Shares	Value
Invesco QQQ Trust Series 1		46,000	$23,516,580
iShares Core MSCI EAFE ETF		547,694	38,491,934
iShares Core MSCI Emerging Markets ETF		372,946	19,475,240
iShares Core S&P 500 ETF		245,464	144,499,748
iShares Core S&P Mid-Cap ETF		120,000	7,477,200
iShares Core S&P Total U.S. Stock Market ETF		73,000	9,389,260
iShares Core U.S. Aggregate Bond ETF		1,713,480	166,036,212
iShares MSCI EAFE ETF		24,921	1,884,277
iShares Russell 1000 ETF		146,454	47,181,621
iShares Ultra Short-Term Bond Active ETF		15,196	766,334
Vanguard Total Stock Market ETF		14,000	4,057,340
Total Exchange Traded Funds (Cost $376,897,816)			$462,775,746
Total Investments – 99.1% (Cost $376,897,816)	(a)		$462,775,746
Other Assets in Excess of Liabilities – 0.9%	(b)		4,231,898
Net Assets – 100.0%			$467,007,644

Percentages are stated as a percent of net assets.

Abbreviations:
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(b)	Includes $537,187 of cash pledged as collateral for the futures contracts outstanding at December 31, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
December 31, 2024
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	17	March 21, 2025	$5,231,449	$5,045,388	$(186,061)	$(19,550)
MSCI EAFE Index - Long	32	March 21, 2025	3,732,388	3,628,000	(104,388)	(3,680)
MSCI Emerging Markets Index - Long	73	March 21, 2025	4,045,085	3,919,370	(125,715)	(11,680)
			$13,008,922	$12,592,758	$(416,164)	$(34,910)
Total Futures Contracts			$13,008,922	$12,592,758	$(416,164)	$(34,910)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Constellation Managed Risk Growth Portfolio
Schedule of Investments
December 31, 2024

Exchange Traded Funds–98.0%		Shares	Value
Invesco QQQ Trust Series 1		31,000	$15,848,130
iShares Core MSCI EAFE ETF		873,899	61,417,622
iShares Core MSCI Emerging Markets ETF		484,134	25,281,477
iShares Core S&P 500 ETF		314,647	185,226,397
iShares Core S&P Mid-Cap ETF		15,000	934,650
iShares Core U.S. Aggregate Bond ETF		676,240	65,527,656
iShares MSCI EAFE ETF		93,897	7,099,552
iShares Russell 1000 ETF		159,834	51,492,121
iShares Ultra Short-Term Bond Active ETF		201,578	10,165,579
Total Exchange Traded Funds (Cost $313,802,552)			$422,993,184
Total Investments – 98.0% (Cost $313,802,552)	(a)		$422,993,184
Other Assets in Excess of Liabilities – 2.0%	(b)		8,536,329
Net Assets – 100.0%			$431,529,513

Percentages are stated as a percent of net assets.

Abbreviations:
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(b)	Includes $1,172,324 of cash pledged as collateral for the futures contracts outstanding at December 31, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
December 31, 2024
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	68	March 21, 2025	$20,925,797	$20,181,550	$(744,247)	$(78,200)
MSCI EAFE Index - Long	4	March 21, 2025	466,548	453,500	(13,048)	(460)
MSCI Emerging Markets Index - Long	9	March 21, 2025	498,709	483,210	(15,499)	(1,440)
			$21,891,054	$21,118,260	$(772,794)	$(80,100)
Total Futures Contracts			$21,891,054	$21,118,260	$(772,794)	$(80,100)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Moderately Conservative Model Portfolio
Schedule of Investments in Unaffiliated Issuers
December 31, 2024

Open-End Mutual Funds–34.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	62,728	$1,792,132
DFA International Core Equity Portfolio Institutional	348,664	5,376,397
PIMCO Low Duration Institutional	2,333,303	21,583,051
PIMCO Total Return Institutional	3,607,688	30,593,197
Vanguard International Growth Fund Admiral Class	17,644	1,792,132
Total Open-End Mutual Funds		$61,136,909
Total Investments in Securities of Unaffiliated Issuers – 34.1% (Cost $64,971,465)		$61,136,909
Total Investments in Affiliates – 66.0% (Cost $113,500,033) (see schedule below)		118,280,734
Liabilities in Excess of Other Assets – (0.1)%		(94,172)
Net Assets – 100.0%		$179,323,471

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
December 31, 2024

Affiliate		Value at January 1, 2024	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at December 31, 2024	Value at December 31, 2024
Open-End Mutual Funds – 66.0%
AVIP AB Mid Cap Core Portfolio	(a)	$1,965,298	$174,961	$609,315	$(194,876)	$456,064	$8,536	$ —	53,785	$1,792,132
AVIP AB Relative Value Portfolio	(a)	1,965,298	157,199	542,659	97,353	114,941	28,416	—	145,583	1,792,132
AVIP AB Small Cap Portfolio	(a)	1,965,298	226,670	659,593	126,223	133,534	7,997	—	126,922	1,792,132
AVIP BlackRock Advantage International Equity Portfolio	(a)	7,861,191	677,855	1,688,802	268,293	49,992	179,411	—	452,559	7,168,529
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	3,930,595	345,081	1,479,311	(87,604)	875,504	31,628	90,249	91,622	3,584,265
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	5,895,893	490,080	1,691,810	114,245	567,989	85,273	105,212	268,016	5,376,397
AVIP Bond Portfolio	(a)	15,722,381	4,928,709	2,441,441	(3,018)	(285,307)	525,935	—	1,069,291	17,921,324
AVIP Federated Core Plus Bond Portfolio	(a)	29,479,465	2,002,337	4,230,570	(432,340)	63,093	860,541	—	3,003,574	26,881,985
AVIP Federated High Income Bond Portfolio	(a)	9,826,488	2,777,776	1,884,458	16,643	16,345	554,109	—	562,679	10,752,794
AVIP Nasdaq-100® Index Portfolio	(a)	1,965,298	633,973	888,660	235,401	(153,880)	9,079	357,082	101,022	1,792,132
AVIP S&P 500® Index Portfolio	(a)	27,514,167	3,464,863	9,794,172	3,027,214	877,781	302,301	1,777,086	563,058	25,089,853
AVIP S&P MidCap 400® Index Portfolio	(a)	13,757,084	3,739,489	4,325,606	1,064	1,165,028	133,043	511,487	646,979	14,337,059
Fidelity Advisor® Real Estate I	(b)	1,965,298	243,354	2,456,821	40,153	208,016	16,532	—	—	—
Total Open-End Mutual Funds					$3,208,751	$4,089,100	$2,742,801	$2,841,116		$118,280,734

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at December 31, 2024.

(b)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment met the definition of “affiliated person” at a point in time during the year ended
December 31, 2024, as the Portfolio directly or indirectly owned, controlled, or held with power to vote 5 percent or more of the outstanding voting securities of the holding.

The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Balanced Model Portfolio
Schedule of Investments in Unaffiliated Issuers
December 31, 2024

Open-End Mutual Funds–29.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	499,030	$14,257,287
DFA International Core Equity Portfolio Institutional	2,311,493	35,643,218
PIMCO Low Duration Institutional	6,187,708	57,236,299
PIMCO Total Return Institutional	10,130,084	85,903,116
Vanguard International Growth Fund Admiral Class	140,369	14,257,287
Total Open-End Mutual Funds		$207,297,207
Total Investments in Securities of Unaffiliated Issuers – 29.1% (Cost $215,360,331)		$207,297,207
Total Investments in Affiliates – 70.9% (Cost $457,817,662) (see schedule below)		506,133,694
Liabilities in Excess of Other Assets – 0.0%		(283,285)
Net Assets – 100.0%		$713,147,616

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
December 31, 2024

Affiliate		Value at January 1, 2024	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at December 31, 2024	Value at December 31, 2024
Open-End Mutual Funds – 70.9%
AVIP AB Mid Cap Core Portfolio	(a)	$7,761,879	$409,637	$2,084,851	$(620,395)	$1,662,374	$34,173	$ —	213,945	$7,128,644
AVIP AB Relative Value Portfolio	(a)	31,047,515	1,670,080	7,580,980	1,384,816	1,993,143	455,255	—	2,316,375	28,514,574
AVIP AB Small Cap Portfolio	(a)	7,761,879	578,931	2,245,241	(330,053)	1,363,128	31,985	—	504,862	7,128,644
AVIP BlackRock Advantage International Equity Portfolio	(a)	54,333,150	3,401,698	10,049,389	684,986	1,530,060	1,257,597	—	3,150,284	49,900,505
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	15,523,757	807,531	5,217,669	733,278	2,410,390	126,723	361,596	364,450	14,257,287
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	7,761,879	1,350,768	3,315,619	1,051,981	279,635	18,081	775,416	661,898	7,128,644
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	31,047,515	1,602,216	7,761,988	1,677,128	1,949,703	455,676	562,223	1,421,464	28,514,574
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	15,523,757	1,702,144	4,650,306	(1,404,262)	3,085,954	11,513	—	581,693	14,257,287
AVIP Bond Portfolio	(a)	46,571,272	11,846,841	7,789,022	(73,360)	(655,226)	1,573,485	—	2,977,357	49,900,505
AVIP Federated Core Plus Bond Portfolio	(a)	77,618,786	7,093,362	12,458,268	(1,269,831)	302,387	2,288,330	—	7,964,965	71,286,436
AVIP Federated High Income Bond Portfolio	(a)	23,285,636	10,217,506	5,062,049	221,027	(147,546)	1,327,705	—	1,492,128	28,514,574
AVIP Nasdaq-100® Index Portfolio	(a)	7,761,879	2,108,567	3,054,965	(473,643)	786,806	36,355	1,429,807	401,840	7,128,644
AVIP S&P 500® Index Portfolio	(a)	124,190,058	11,683,993	39,591,343	13,121,914	4,653,675	1,384,440	8,138,470	2,559,657	114,058,297
AVIP S&P MidCap 400® Index Portfolio	(a)	77,618,786	15,283,853	21,100,015	4,443,949	2,168,506	760,545	2,923,936	3,538,587	78,415,079
Fidelity Advisor® Real Estate I	(b)	7,761,879	860,310	9,609,914	90,404	897,321	66,211	—	—	—
Total Open-End Mutual Funds					$19,237,939	$22,280,310	$9,828,074	$14,191,448		$506,133,694

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at December 31, 2024.

(b)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment met the definition of “affiliated person” at a point in time during the year ended
December 31, 2024, as the Portfolio directly or indirectly owned, controlled, or held with power to vote 5 percent or more of the outstanding voting securities of the holding.

The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Moderate Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers
December 31, 2024

Open-End Mutual Funds–21.0%	Shares	Value
DFA Emerging Markets Portfolio Institutional	978,947	$27,968,514
DFA International Core Equity Portfolio Institutional	6,348,236	97,889,798
PIMCO Low Duration Institutional	4,551,992	42,105,929
PIMCO Total Return Institutional	11,592,229	98,302,097
Vanguard International Growth Fund Admiral Class	275,362	27,968,514
Total Open-End Mutual Funds		$294,234,852
Total Investments in Securities of Unaffiliated Issuers – 21.0% (Cost $291,292,914)		$294,234,852
Total Investments in Affiliates – 79.0% (Cost $974,622,826) (see schedule below)		1,104,756,297
Liabilities in Excess of Other Assets – 0.0%		(522,749)
Net Assets – 100.0%		$1,398,468,400

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
December 31, 2024

Affiliate		Value at January 1, 2024	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at December 31, 2024	Value at December 31, 2024
Open-End Mutual Funds – 79.0%
AVIP AB Mid Cap Core Portfolio	(a)	$14,811,234	$720,049	$3,523,089	$(1,105,562)	$3,081,625	$65,936	$ —	419,695	$13,984,257
AVIP AB Relative Value Portfolio	(a)	74,056,170	3,636,167	15,770,021	2,823,919	5,175,050	1,096,647	—	5,680,039	69,921,285
AVIP AB Small Cap Portfolio	(a)	29,622,468	2,080,092	7,640,969	(6,024,811)	9,931,734	123,427	—	1,980,773	27,968,514
AVIP BlackRock Advantage International Equity Portfolio	(a)	118,489,871	10,082,645	21,433,933	1,428,471	3,307,001	2,769,305	—	7,062,756	111,874,055
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	59,244,936	2,776,532	18,050,930	2,818,738	9,147,752	488,798	1,394,748	1,429,883	55,937,028
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	29,622,468	4,781,185	11,479,231	3,400,911	1,643,181	69,775	2,992,311	2,596,891	27,968,514
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	88,867,403	4,849,396	20,130,580	2,782,010	7,537,312	1,311,249	1,617,848	4,182,729	83,905,541
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	44,433,702	4,640,508	11,855,954	(2,526,945)	7,261,460	33,322	—	1,711,659	41,952,771
AVIP Bond Portfolio	(a)	59,244,936	22,559,158	10,783,081	(1,292,507)	192,779	1,977,850	—	4,171,914	69,921,285
AVIP Federated Core Plus Bond Portfolio	(a)	103,678,637	13,760,257	18,257,512	(1,772,299)	480,715	3,020,266	—	10,937,408	97,889,798
AVIP Federated High Income Bond Portfolio	(a)	29,622,468	4,193,189	5,979,218	272,912	(140,837)	1,675,898	—	1,463,554	27,968,514
AVIP Nasdaq-100® Index Portfolio	(a)	29,622,468	7,668,883	10,443,949	(3,506,873)	4,627,985	140,292	5,517,594	1,576,579	27,968,514
AVIP S&P 500® Index Portfolio	(a)	281,413,444	25,315,187	81,066,569	23,504,888	16,533,931	3,168,826	18,628,033	5,962,767	265,700,881
AVIP S&P MidCap 400® Index Portfolio	(a)	177,734,807	31,995,571	42,827,210	8,916,595	5,975,577	1,760,955	6,770,040	8,203,761	181,795,340
Fidelity Advisor® Real Estate I	(b)	14,811,234	1,548,528	18,242,583	66,659	1,816,162	126,748	—	—	—
Total Open-End Mutual Funds					$29,786,106	$76,571,427	$17,829,294	$36,920,574		$1,104,756,297

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at December 31, 2024.

(b)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment met the definition of “affiliated person” at a point in time during the year ended
December 31, 2024, as the Portfolio directly or indirectly owned, controlled, or held with power to vote 5 percent or more of the outstanding voting securities of the holding.

The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers
December 31, 2024

Open-End Mutual Funds–17.0%	Shares	Value
DFA Emerging Markets Portfolio Institutional	357,335	$10,209,043
DFA International Core Equity Portfolio Institutional	1,986,195	30,627,131
PIMCO Low Duration Institutional	369,239	3,415,462
PIMCO Total Return Institutional	805,982	6,834,726
Vanguard International Growth Fund Admiral Class	67,008	6,806,029
Total Open-End Mutual Funds		$57,892,391
Total Investments in Securities of Unaffiliated Issuers – 17.0% (Cost $55,644,655)		$57,892,391
Total Investments in Affiliates – 83.0% (Cost $245,018,750) (see schedule below)		282,450,208
Liabilities in Excess of Other Assets – 0.0%		(150,791)
Net Assets – 100.0%		$340,191,808

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
December 31, 2024

Affiliate		Value at January 1, 2024	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at December 31, 2024	Value at December 31, 2024
Open-End Mutual Funds – 83.0%
AVIP AB Mid Cap Core Portfolio	(a)	$3,432,499	$185,663	$681,655	$(190,823)	$657,331	$15,904	$ —	102,131	$3,403,015
AVIP AB Relative Value Portfolio	(a)	20,594,996	1,165,990	3,571,127	641,858	1,586,370	316,357	—	1,658,659	20,418,087
AVIP AB Small Cap Portfolio	(a)	10,297,498	758,897	2,230,695	(2,914,028)	4,297,372	44,656	—	723,020	10,209,044
AVIP BlackRock Advantage International Equity Portfolio	(a)	37,757,493	3,733,428	5,498,786	346,493	1,094,532	916,653	—	2,363,204	37,433,160
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	20,594,996	1,041,180	5,444,783	515,599	3,711,095	176,816	504,530	521,935	20,418,087
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	6,864,999	1,208,997	2,452,790	727,928	456,895	16,829	721,724	631,943	6,806,029
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	24,027,495	1,537,771	4,548,094	427,586	2,376,344	368,502	454,666	1,187,493	23,821,102
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	13,729,997	1,489,438	3,075,775	(718,719)	2,187,117	10,716	—	555,367	13,612,058
AVIP Bond Portfolio	(a)	6,864,999	1,252,581	1,232,589	(195,159)	116,197	241,477	—	406,088	6,806,029
AVIP Federated Core Plus Bond Portfolio	(a)	10,297,498	1,932,750	1,881,962	(78,872)	(60,370)	316,066	—	1,140,675	10,209,044
AVIP Federated High Income Bond Portfolio	(a)	3,432,499	680,614	721,713	2,750	8,865	203,938	—	178,075	3,403,015
AVIP Nasdaq-100® Index Portfolio	(a)	10,297,498	2,889,394	3,345,555	(1,344,933)	1,712,640	50,758	1,996,260	575,482	10,209,044
AVIP S&P 500® Index Portfolio	(a)	65,217,487	6,278,541	16,210,626	4,759,895	4,611,979	764,068	4,491,596	1,451,016	64,657,276
AVIP S&P MidCap 400® Index Portfolio	(a)	48,054,991	8,851,726	9,892,422	2,092,017	1,938,906	495,531	1,905,084	2,303,485	51,045,218
Fidelity Advisor® Real Estate I	(b)	3,432,499	407,385	4,294,714	14,568	440,262	30,364	—	—	—
Total Open-End Mutual Funds					$4,086,160	$25,135,535	$3,968,635	$10,073,860		$282,450,208

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at December 31, 2024.

(b)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment met the definition of “affiliated person” at a point in time during the year ended
December 31, 2024, as the Portfolio directly or indirectly owned, controlled, or held with power to vote 5 percent or more of the outstanding voting securities of the holding.

The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Statements of Assets and Liabilities
December 31, 2024

	AVIP Bond Portfolio	AVIP BlackRock Balanced Allocation Portfolio	AVIP BlackRock Advantage International Equity Portfolio	AVIP Fidelity Institutional AM® Equity Growth Portfolio	AVIP AB Small Cap Portfolio	AVIP AB Mid Cap Core Portfolio	AVIP S&P 500® Index Portfolio	AVIP BlackRock Advantage Large Cap Value Portfolio	AVIP Federated High Income Bond Portfolio
Assets:
Investments in securities of unaffiliated issuers, at value*	$243,732,275	$388,231,066	$333,469,945	$125,071,940	$111,639,989	$75,389,042	$1,198,541,822	$186,763,190	$122,993,834
Cash	3,328,630	2,170,246	6,219,351	889,610	460,190	501,275	10,454,718	2,815,437	1,724,618
Cash subject to usage restrictions	—	137,293	203,532	—	—	—	238,114	167,802	—
Foreign currencies, at value	—	—	70,021	107,366	—	2,308	—	171	—
Receivable for securities sold	—	—	8,884,486	48,693	133,229	37,952	—	—	—
Receivable for fund shares sold	362,262	32,422	3,207,829	88,587	1,593,054	749,732	519,712	2,700,511	41,312
Receivable for variation margin on futures contracts	—	—	3,582	—	—	—	9,600	—	—
Dividends and accrued interest receivable	3,112,437	1,650,350	203,087	38,475	66,053	63,765	744,298	238,226	2,045,449
Foreign tax reclaim receivable	—	—	1,658,985	479	—	—	—	120,119	—
Prepaid expenses and other assets	3,532	6,872	5,995	2,118	1,928	1,329	20,438	3,345	1,808
Total assets	250,539,136	392,228,249	353,926,813	126,247,268	113,894,443	76,745,403	1,210,528,702	192,808,801	126,807,021
Liabilities:
Payable for securities purchased	—	—	8,725,689	—	62,549	15,921	—	—	—
Payable for fund shares redeemed	2,531,009	832,760	1,508,879	111,034	185,747	61,119	5,306,861	43,768	1,452,580
Payable for investment management services	115,911	171,931	211,094	73,879	72,648	48,092	358,224	111,236	79,313
Payable for variation margin on futures contracts	—	10,350	—	—	—	—	—	1,685	—
Accrued custody expense	1,193	6,969	57,505	5,879	9,648	7,905	16,675	2,738	1,170
Accrued professional fees	11,452	11,611	11,548	11,323	11,317	11,276	12,491	11,400	11,322
Accrued accounting fees	8,184	13,150	5,083	3,816	4,703	4,262	27,265	5,327	12,050
Accrued administration fees	11,491	11,180	7,127	11,053	11,544	11,455	11,631	11,713	11,646
Other liabilities	5,650	11,316	7,249	4,925	4,415	4,148	10,728	3,708	5,674
Withholding tax payable	—	—	16,563	4,506	74	—	950	—	—
Total liabilities	2,684,890	1,069,267	10,550,737	226,415	362,645	164,178	5,744,825	191,575	1,573,755
Net assets	$247,854,246	$391,158,982	$343,376,076	$126,020,853	$113,531,798	$76,581,225	$1,204,783,877	$192,617,226	$125,233,266
Net assets consist of:
Paid in capital	265,710,141	283,399,730	327,272,651	78,601,541	114,643,361	69,576,053	505,949,404	153,074,061	141,104,183
Total distributable earnings	(17,855,895)	107,759,252	16,103,425	47,419,312	(1,111,563)	7,005,172	698,834,473	39,543,165	(15,870,917)
Net assets	$247,854,246	$391,158,982	$343,376,076	$126,020,853	$113,531,798	$76,581,225	$1,204,783,877	$192,617,226	$125,233,266
*Investments in securities of unaffiliated issuers, at cost	$264,245,701	$336,216,632	$325,345,708	$99,609,891	$101,972,572	$69,150,608	$647,946,688	$173,434,757	$126,366,399
Foreign currencies, at cost	$ —	$ —	$73,998	$108,990	$ —	$2,230	$ —	$178	$ —
Shares outstanding, par value, $1 per share	14,786,050	10,382,845	21,676,752	6,902,383	8,042,155	2,298,080	27,037,624	9,603,168	6,552,494
Authorized Fund shares allocated to Portfolio	22,000,000	20,000,000	35,000,000	134,000,000	17,000,000	6,000,000	50,000,000	21,000,000	13,000,000
Net asset value per share	$16.76	$37.67	$15.84	$18.26	$14.12	$33.32	$44.56	$20.06	$19.11
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Statements of Assets and Liabilities
December 31, 2024

	AVIP Nasdaq-100® Index Portfolio	AVIP BlackRock Advantage Large Cap Core Portfolio	AVIP BlackRock Advantage Small Cap Growth Portfolio	AVIP S&P MidCap 400® Index Portfolio	AVIP BlackRock Advantage Large Cap Growth Portfolio	AVIP Constellation Dynamic Risk Balanced Portfolio	AVIP Federated Core Plus Bond Portfolio	AVIP Intech U.S. Low Volatility Portfolio	AVIP AB Relative Value Portfolio
Assets:
Investments in securities of unaffiliated issuers, at value*	$267,887,523	$328,574,733	$128,203,255	$532,255,503	$472,710,586	$1,207,375,758	$535,634,827	$621,415,629	$115,756,327
Cash	1,313,476	3,299,414	1,910,607	5,565,386	3,254,020	55,205,232	7,640,513	2,576,184	2,605,093
Cash subject to usage restrictions	39,038	183,057	145,822	177,069	181,986	4,814,440	—	—	—
Receivable for securities sold	1,486,996	—	—	—	—	—	—	—	—
Receivable for fund shares sold	125,063	235,676	3,025,817	8,196,296	158,745	316,774	523,835	16,595	2,356,818
Receivable for variation margin on futures contracts	—	15,645	9,115	12,920	—	—	16,532	—	—
Dividends and accrued interest receivable	92,324	269,055	24,735	536,900	107,706	4,521,429	4,448,955	594,258	150,251
Foreign tax reclaim receivable	—	—	—	—	—	—	1,093	—	39,700
Prepaid expenses and other assets	4,460	5,655	2,307	9,288	7,996	22,650	7,970	11,125	2,107
Total assets	270,948,880	332,583,235	133,321,658	546,753,362	476,421,039	1,272,256,283	548,273,725	624,613,791	120,910,296
Liabilities:
Payable for securities purchased	—	—	—	—	—	—	—	—	127,148
Payable for fund shares redeemed	1,135,646	2,936,984	69,527	361,299	1,116,486	396,669	4,296,390	825,541	—
Payable for investment management services	87,310	186,138	89,625	165,080	275,711	878,404	238,484	312,992	66,404
Payable for variation margin on futures contracts	15,077	—	—	—	10,429	320,469	—	—	—
Accrued custody expense	4,835	3,615	2,987	11,780	4,142	15,456	5,164	2,811	1,469
Accrued professional fees	11,477	11,545	11,339	11,795	11,688	14,426	13,638	11,866	11,321
Accrued accounting fees	6,330	7,480	4,694	14,037	9,928	37,629	26,397	13,318	3,133
Accrued administration fees	11,723	11,683	11,386	11,701	11,578	12,431	11,424	11,237	11,758
Other liabilities	5,428	8,639	5,822	7,773	8,787	17,892	9,812	13,014	2,317
Withholding tax payable	674	—	—	—	—	—	—	—	1,071
Total liabilities	1,278,500	3,166,084	195,380	583,465	1,448,749	1,693,376	4,601,309	1,190,779	224,621
Net assets	$269,670,380	$329,417,151	$133,126,278	$546,169,897	$474,972,290	$1,270,562,907	$543,672,416	$623,423,012	$120,685,675
Net assets consist of:
Paid in capital	115,708,051	198,862,784	129,330,698	410,242,019	257,123,590	1,047,538,942	628,134,503	463,566,233	94,530,367
Total distributable earnings	153,962,329	130,554,367	3,795,580	135,927,878	217,848,700	223,023,965	(84,462,087)	159,856,779	26,155,308
Net assets	$269,670,380	$329,417,151	$133,126,278	$546,169,897	$474,972,290	$1,270,562,907	$543,672,416	$623,423,012	$120,685,675
*Investments in securities of unaffiliated issuers, at cost	$159,480,273	$249,802,276	$129,050,143	$444,950,341	$385,807,425	$1,230,836,097	$578,541,840	$562,081,888	$99,644,248
Shares outstanding, par value, $1 per share	15,200,302	8,419,772	5,430,401	24,642,367	44,102,340	81,056,822	60,737,905	50,118,107	9,800,656
Authorized Fund shares allocated to Portfolio	27,000,000	19,000,000	12,000,000	41,000,000	82,000,000	170,000,000	115,000,000	105,000,000	20,000,000
Net asset value per share	$17.74	$39.12	$24.51	$22.16	$10.77	$15.67	$8.95	$12.44	$12.31
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Statements of Assets and Liabilities
December 31, 2024

	AVIP Constellation Managed Risk Balanced Portfolio	AVIP Constellation Managed Risk Moderate Growth Portfolio	AVIP Constellation Managed Risk Growth Portfolio	AVIP Moderately Conservative Model Portfolio	AVIP Balanced Model Portfolio	AVIP Moderate Growth Model Portfolio	AVIP Growth Model Portfolio
Assets:
Investments in securities of unaffiliated issuers, at value*	$527,952,961	$462,775,746	$422,993,184	$61,136,909	$207,297,207	$294,234,852	$57,892,391
Investments in affiliates, at value**	—	—	—	118,280,734	506,133,694	1,104,756,297	282,450,208
Cash	9,363,917	3,800,392	7,665,961	—	—	—	—
Cash subject to usage restrictions	1,343,925	537,187	1,172,324	—	—	—	—
Receivable for securities sold	—	—	—	1,169,227	4,785,278	12,111,581	2,656,175
Receivable for fund shares sold	354,578	258,688	63,228	191	16,673	397,426	13,677
Dividends and accrued interest receivable	8	—	—	—	—	—	—
Prepaid expenses and other assets	7,999	6,880	6,317	516	2,070	3,970	934
Total assets	539,023,388	467,378,893	431,901,014	180,587,577	718,234,922	1,411,504,126	343,013,385
Liabilities:
Payable for securities purchased	—	—	—	1,155,047	3,954,559	11,374,332	2,566,975
Payable for fund shares redeemed	214,472	70,128	42,448	14,397	847,468	1,134,750	102,883
Payable for investment management services	256,492	223,292	206,849	62,103	248,842	487,615	118,582
Payable for variation margin on futures contracts	115,500	34,910	80,100	—	—	—	—
Accrued custody expense	7,130	6,277	6,259	2,893	3,214	3,184	2,980
Accrued professional fees	10,240	10,168	10,130	9,861	10,438	11,168	10,035
Accrued accounting fees	4,086	4,420	4,417	3,840	3,848	3,848	3,848
Accrued administration fees	12,628	12,625	12,625	12,583	12,583	12,583	12,583
Other liabilities	11,767	9,429	8,673	3,382	6,354	8,246	3,691
Total liabilities	632,315	371,249	371,501	1,264,106	5,087,306	13,035,726	2,821,577
Net assets	$538,391,073	$467,007,644	$431,529,513	$179,323,471	$713,147,616	$1,398,468,400	$340,191,808
Net assets consist of:
Paid in capital	474,919,816	337,668,034	289,783,515	176,698,979	658,000,340	1,254,412,964	301,809,321
Total distributable earnings	63,471,257	129,339,610	141,745,998	2,624,492	55,147,276	144,055,436	38,382,487
Net assets	$538,391,073	$467,007,644	$431,529,513	$179,323,471	$713,147,616	$1,398,468,400	$340,191,808
*Investments in securities of unaffiliated issuers, at cost	$467,252,191	$376,897,816	$313,802,552	$64,971,465	$215,360,331	$291,292,914	$55,644,655
**Investments in affiliates, at cost	$ —	$ —	$ —	$113,500,033	$457,817,662	$974,622,826	$245,018,750
Shares outstanding, par value, $1 per share	52,705,930	35,536,911	31,018,762	16,061,907	61,939,395	116,714,953	27,555,538
Authorized Fund shares allocated to Portfolio	123,000,000	70,000,000	65,000,000	28,000,000	107,000,000	200,000,000	48,000,000
Net asset value per share	$10.21	$13.14	$13.91	$11.16	$11.51	$11.98	$12.35
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Statements of Operations
For the Year Ended December 31, 2024

	AVIP Bond Portfolio	AVIP BlackRock Balanced Allocation Portfolio	AVIP BlackRock Advantage International Equity Portfolio	AVIP Fidelity Institutional AM® Equity Growth Portfolio	AVIP AB Small Cap Portfolio	AVIP AB Mid Cap Core Portfolio	AVIP S&P 500® Index Portfolio	AVIP BlackRock Advantage Large Cap Value Portfolio	AVIP Federated High Income Bond Portfolio
Investment income:
Interest	$10,075,998	$4,528,854	$332,847	$38,259	$40,075	$27,279	$346,786	$134,641	$7,918,437
Dividends from unaffiliated issuers, net of taxes withheld*	2	3,851,227	9,759,986	597,619	1,283,589	1,017,895	16,795,213	4,187,178	—
Total investment income	10,076,000	8,380,081	10,092,833	635,878	1,323,664	1,045,174	17,141,999	4,321,819	7,918,437
Expenses:
Management fees	1,263,726	2,061,046	2,522,203	851,686	844,841	570,838	4,132,673	1,340,518	908,689
Custodian fees	6,983	58,334	321,115	33,090	58,927	49,867	95,815	16,603	6,484
Directors' fees	17,953	31,591	27,040	9,528	8,738	6,069	93,081	15,339	9,610
Professional fees	24,079	28,038	26,800	23,923	21,274	20,421	46,976	23,216	21,459
Accounting fees	46,547	79,448	65,692	22,338	27,892	25,464	160,862	31,945	70,229
Administration fees	28,911	34,321	52,654	22,775	25,541	25,462	35,327	24,682	25,918
Printing and filing fees	18,991	29,891	20,582	15,734	14,436	14,328	29,907	13,461	19,675
Compliance expense	10,748	10,748	10,748	10,748	10,748	10,748	10,748	10,748	10,748
Other	5,524	12,300	10,968	4,099	3,408	2,339	36,178	5,926	3,031
Total expenses	1,423,462	2,345,717	3,057,802	993,921	1,015,805	725,536	4,641,567	1,482,438	1,075,843
Net investment income (loss)	8,652,538	6,034,364	7,035,031	(358,043)	307,859	319,638	12,500,432	2,839,381	6,842,594
Realized/unrealized gain (loss) on investments, futures contracts, and foreign currency related transactions:
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	(2,430,449)	51,332,836	39,092,013	22,821,375	15,595,332	9,805,688	144,819,623	23,676,057	(2,892,552)
Futures contracts	—	790,727	227,876	—	—	—	1,526,113	692,907	—
Foreign currency related transactions	—	—	(72,466)	1,346	—	(9)	—	—	—
Change in unrealized appreciation/depreciation on:
Investments in securities of unaffiliated issuers	(1,601,152)	15,965,915	(23,506,367)	10,865,895	(526,774)	764,361	109,225,516	2,888,851	3,601,774
Futures contracts	—	(123,488)	(345,962)	—	—	—	(48,833)	(181,330)	—
Foreign currency related transactions	—	—	(120,476)	(2,074)	—	(151)	—	(7,900)	—
Net realized/unrealized gain (loss) on investments, futures contracts, and foreign currency related transactions	(4,031,601)	67,965,990	15,274,618	33,686,542	15,068,558	10,569,889	255,522,419	27,068,585	709,222
Change in net assets from operations	$4,620,937	$74,000,354	$22,309,649	$33,328,499	$15,376,417	$10,889,527	$268,022,851	$29,907,966	$7,551,816
*Taxes withheld	$ —	$ —	$898,760	$23,503	$848	$1,086	$4,110	$536	$ —
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Statements of Operations
For the Year Ended December 31, 2024

	AVIP Nasdaq-100® Index Portfolio	AVIP BlackRock Advantage Large Cap Core Portfolio	AVIP BlackRock Advantage Small Cap Growth Portfolio	AVIP S&P MidCap 400® Index Portfolio	AVIP BlackRock Advantage Large Cap Growth Portfolio	AVIP Constellation Dynamic Risk Balanced Portfolio	AVIP Federated Core Plus Bond Portfolio	AVIP Intech U.S. Low Volatility Portfolio	AVIP AB Relative Value Portfolio
Investment income:
Interest	$99,912	$219,767	$112,750	$177,594	$300,553	$26,818,832	$19,326,644	$226,837	$145,734
Dividends from unaffiliated issuers, net of taxes withheld*	2,166,314	4,367,862	882,379	8,436,510	3,325,686	12,020,470	3,713,861	11,258,998	2,260,604
Total investment income	2,266,226	4,587,629	995,129	8,614,104	3,626,239	38,839,302	23,040,505	11,485,835	2,406,338
Expenses:
Management fees	989,032	2,168,451	1,072,324	1,905,716	3,194,236	10,713,205	2,880,203	3,815,001	811,238
Custodian fees	27,137	22,171	18,451	77,807	25,686	96,076	30,145	16,927	11,375
Directors' fees	20,231	25,764	10,506	41,685	36,443	103,934	44,023	51,735	9,712
Professional fees	24,780	26,395	21,797	31,450	29,618	75,811	34,507	33,961	21,500
Accounting fees	37,946	44,891	28,599	81,694	60,109	235,001	160,725	81,989	18,854
Administration fees	24,571	25,837	23,365	27,371	26,147	65,645	38,961	25,770	23,163
Printing and filing fees	16,447	22,490	17,207	22,163	23,285	50,674	29,114	31,712	10,366
Compliance expense	10,748	10,748	10,748	10,748	10,748	10,748	10,748	10,748	10,748
Other	7,854	9,836	4,104	15,405	13,805	101,132	14,510	20,818	3,771
Total expenses	1,158,746	2,356,583	1,207,101	2,214,039	3,420,077	11,452,226	3,242,936	4,088,661	920,727
Net investment income (loss)	1,107,480	2,231,046	(211,972)	6,400,065	206,162	27,387,076	19,797,569	7,397,174	1,485,611
Realized/unrealized gain (loss) on investments and futures contracts:
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	45,643,065	51,136,027	14,834,443	53,026,243	131,066,331	275,548,943	(13,470,864)	103,647,679	12,264,488
Futures contracts	317,258	828,731	618,968	439,721	1,217,480	11,377,749	(682,684)	—	—
Foreign currency related transactions	—	—	—	—	—	(50)	—	—	—
Change in unrealized appreciation/depreciation on:
Investments in securities of unaffiliated issuers	14,049,190	25,210,036	(556,788)	11,269,647	(98,982)	(123,405,563)	4,582,499	12,248,153	1,930,648
Futures contracts	(80,855)	(231,459)	(128,142)	(143,114)	(238,109)	(29,520,755)	(175,748)	—	—
Net realized/unrealized gain (loss) on investments and futures contracts	59,928,658	76,943,335	14,768,481	64,592,497	131,946,720	134,000,324	(9,746,797)	115,895,832	14,195,136
Change in net assets from operations	$61,036,138	$79,174,381	$14,556,509	$70,992,562	$132,152,882	$161,387,400	$10,050,772	$123,293,006	$15,680,747
*Taxes withheld	$4,543	$ —	$331	$3,038	$ —	$12,559	$ —	$ —	$18,248
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Statements of Operations
For the Year Ended December 31, 2024

	AVIP Constellation Managed Risk Balanced Portfolio	AVIP Constellation Managed Risk Moderate Growth Portfolio	AVIP Constellation Managed Risk Growth Portfolio	AVIP Moderately Conservative Model Portfolio	AVIP Balanced Model Portfolio	AVIP Moderate Growth Model Portfolio	AVIP Growth Model Portfolio
Investment income:
Interest	$498,846	$371,657	$540,127	$5	$18	$17	$—
Dividend income from unaffiliated issuers	16,722,061	12,410,063	10,181,662	2,876,870	9,043,971	11,418,919	1,860,810
Dividends from affiliates	—	—	—	2,742,801	9,828,074	17,829,294	3,968,635
Total investment income	17,220,907	12,781,720	10,721,789	5,619,676	18,872,063	29,248,230	5,829,445
Expenses:
Management fees	3,141,096	2,708,368	2,468,274	758,657	3,044,620	5,845,995	1,392,963
Custodian fees	40,878	35,817	35,726	17,738	19,078	18,835	17,428
Directors' fees	43,937	37,814	34,314	14,620	58,507	111,939	26,533
Professional fees	51,618	47,821	45,827	20,584	33,764	49,967	24,320
Accounting fees	24,897	26,909	26,906	23,070	23,118	23,118	23,102
Administration fees	25,886	25,112	24,682	27,988	31,333	35,406	28,899
Printing and filing fees	31,835	27,216	25,659	13,948	24,612	34,155	13,585
Compliance expense	10,748	10,748	10,748	10,748	10,748	10,748	10,748
Recoupment of previously reimbursed expenses	—	—	—	(3,500)	68,000	—	—
Other	49,427	45,946	50,012	4,011	16,333	30,792	6,916
Total expenses	3,420,322	2,965,751	2,722,148	887,864	3,330,113	6,160,955	1,544,494
Less expenses reduced or reimbursed by advisor	—	—	—	(2,500)	—	—	—
Net expenses	3,420,322	2,965,751	2,722,148	885,364	3,330,113	6,160,955	1,544,494
Net investment income	13,800,585	9,815,969	7,999,641	4,734,312	15,541,950	23,087,275	4,284,951
Realized/unrealized gain on investments, futures contracts, and foreign currency related transactions:
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	8,441,197	29,860,374	19,925,070	(3,692,497)	(11,138,459)	(10,531,107)	44,222
Investments in affiliates	—	—	—	3,208,751	19,237,939	29,786,106	4,086,160
Futures contracts	7,382,176	4,935,608	7,543,242	—	—	—	—
Foreign currency related transactions	(37,882)	(30,680)	(8,912)	—	—	—	—
Capital gain distributions received from underlying unaffiliated mutual funds	—	—	—	142,187	1,144,029	2,257,057	549,577
Capital gain distributions received from underlying affiliated mutual funds	—	—	—	2,841,116	14,191,448	36,920,574	10,073,860
Change in unrealized appreciation/depreciation on:
Investments in securities of unaffiliated issuers	24,637,879	10,420,506	28,835,094	3,199,695	10,500,447	10,720,440	544,466
Investments in affiliates	—	—	—	4,089,100	22,280,310	76,571,427	25,135,535
Futures contracts	(3,113,707)	(878,983)	(1,653,457)	—	—	—	—
Foreign currency related transactions	(17,495)	12,668	4,915	—	—	—	—
Net realized/unrealized gain on investments, futures contracts, and foreign currency related transactions	37,292,168	44,319,493	54,645,952	9,788,352	56,215,714	145,724,497	40,433,820
Change in net assets from operations	$51,092,753	$54,135,462	$62,645,593	$14,522,664	$71,757,664	$168,811,772	$44,718,771
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP Bond Portfolio		AVIP BlackRock Balanced Allocation Portfolio		AVIP BlackRock Advantage International Equity Portfolio		AVIP Fidelity Institutional AM® Equity Growth Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Increase (Decrease) in net assets:
Operations:
Net investment income (loss)	$8,652,538	$8,029,904	$6,034,364	$6,486,923	$7,035,031	$7,368,667	$(358,043)	$(58,404)
Net realized gain (loss) on investments, futures contracts, and foreign currency related transactions	(2,430,449)	(1,201,099)	52,123,563	6,420,967	39,247,423	24,213,609	22,822,721	9,560,178
Change in unrealized appreciation/depreciation on investments, futures contracts, and foreign currency related transactions	(1,601,152)	10,503,846	15,842,427	66,990,985	(23,972,805)	29,908,309	10,863,821	12,667,810
Change in net assets from operations	4,620,937	17,332,651	74,000,354	79,898,875	22,309,649	61,490,585	33,328,499	22,169,584
Distributions:
Distributions to shareholders	(8,037,254)	(7,069,354)	(13,162,567)	(7,063,412)	(8,596,710)	(12,519,043)	(8,493,441)	(10,656,713)
Capital transactions:
Received from shares sold	63,041,282	20,888,041	12,647,926	14,394,034	30,740,433	12,685,880	4,921,437	63,189,595
Received from dividends reinvested	8,037,254	7,069,354	13,162,567	7,063,412	8,596,710	12,519,043	8,493,441	10,656,713
Paid for shares redeemed	(44,748,425)	(34,760,839)	(108,889,073)	(99,623,689)	(65,673,745)	(72,748,267)	(28,517,726)	(13,199,336)
Change in net assets from capital transactions	26,330,111	(6,803,444)	(83,078,580)	(78,166,243)	(26,336,602)	(47,543,344)	(15,102,848)	60,646,972
Change in net assets	22,913,794	3,459,853	(22,240,793)	(5,330,780)	(12,623,663)	1,428,198	9,732,210	72,159,843
Net assets:
Beginning of year	224,940,452	221,480,599	413,399,775	418,730,555	355,999,739	354,571,541	116,288,643	44,128,800
End of year	$247,854,246	$224,940,452	$391,158,982	$413,399,775	$343,376,076	$355,999,739	$126,020,853	$116,288,643
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP AB Small Cap Portfolio		AVIP AB Mid Cap Core Portfolio		AVIP S&P 500® Index Portfolio		AVIP BlackRock Advantage Large Cap Value Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Increase (Decrease) in net assets:
Operations:
Net investment income	$307,859	$358,787	$319,638	$429,963	$12,500,432	$14,297,522	$2,839,381	$3,126,490
Net realized gain (loss) on investments, futures contracts, and foreign currency related transactions	15,595,332	(7,824,655)	9,805,679	(2,247,220)	146,345,736	82,094,393	24,368,964	3,852,746
Change in unrealized appreciation/depreciation on investments, futures contracts, and foreign currency related transactions	(526,774)	26,320,489	764,210	14,359,708	109,176,683	154,877,728	2,699,621	17,924,190
Change in net assets from operations	15,376,417	18,854,621	10,889,527	12,542,451	268,022,851	251,269,643	29,907,966	24,903,426
Distributions:
Distributions to shareholders	(491,912)	—	(359,724)	(357,918)	(96,565,596)	(61,084,220)	(6,744,337)	(5,994,188)
Capital transactions:
Received from shares sold	8,146,500	9,355,330	4,209,906	4,594,051	69,591,619	142,999,531	8,611,201	6,870,804
Received from dividends reinvested	491,912	—	359,724	357,918	96,565,596	61,084,220	6,744,337	5,994,188
Paid for shares redeemed	(27,138,806)	(24,754,410)	(18,944,221)	(14,504,245)	(318,495,757)	(232,184,380)	(46,593,770)	(30,023,750)
Change in net assets from capital transactions	(18,500,394)	(15,399,080)	(14,374,591)	(9,552,276)	(152,338,542)	(28,100,629)	(31,238,232)	(17,158,758)
Change in net assets	(3,615,889)	3,455,541	(3,844,788)	2,632,257	19,118,713	162,084,794	(8,074,603)	1,750,480
Net assets:
Beginning of year	117,147,687	113,692,146	80,426,013	77,793,756	1,185,665,164	1,023,580,370	200,691,829	198,941,349
End of year	$113,531,798	$117,147,687	$76,581,225	$80,426,013	$1,204,783,877	$1,185,665,164	$192,617,226	$200,691,829
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP Federated High Income Bond Portfolio		AVIP Nasdaq-100® Index Portfolio		AVIP BlackRock Advantage Large Cap Core Portfolio		AVIP BlackRock Advantage Small Cap Growth Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Increase (Decrease) in net assets:
Operations:
Net investment income (loss)	$6,842,594	$7,018,876	$1,107,480	$1,266,204	$2,231,046	$2,880,690	$(211,972)	$161,160
Net realized gain (loss) on investments and futures contracts	(2,892,552)	(4,390,604)	45,960,323	49,356,014	51,964,758	5,882,616	15,453,411	(367,215)
Change in unrealized appreciation/depreciation on investments and futures contracts	3,601,774	12,069,516	13,968,335	53,239,760	24,978,577	65,346,851	(684,930)	26,432,153
Change in net assets from operations	7,551,816	14,697,788	61,036,138	103,861,978	79,174,381	74,110,157	14,556,509	26,226,098
Distributions:
Distributions to shareholders	(7,055,612)	(7,303,133)	(51,065,074)	(21,987,143)	(10,881,889)	(4,330,487)	(106,070)	—
Capital transactions:
Received from shares sold	19,255,120	9,258,071	36,688,968	23,001,284	8,285,525	7,424,198	11,959,446	10,590,836
Received from dividends reinvested	7,055,612	7,303,133	51,065,074	21,987,143	10,881,889	4,330,487	106,070	—
Paid for shares redeemed	(26,885,768)	(22,198,645)	(90,754,212)	(72,675,705)	(87,330,554)	(66,044,595)	(34,149,854)	(31,057,951)
Change in net assets from capital transactions	(575,036)	(5,637,441)	(3,000,170)	(27,687,278)	(68,163,140)	(54,289,910)	(22,084,338)	(20,467,115)
Change in net assets	(78,832)	1,757,214	6,970,894	54,187,557	129,352	15,489,760	(7,633,899)	5,758,983
Net assets:
Beginning of year	125,312,098	123,554,884	262,699,486	208,511,929	329,287,799	313,798,039	140,760,177	135,001,194
End of year	$125,233,266	$125,312,098	$269,670,380	$262,699,486	$329,417,151	$329,287,799	$133,126,278	$140,760,177
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP S&P MidCap 400® Index Portfolio		AVIP BlackRock Advantage Large Cap Growth Portfolio		AVIP Constellation Dynamic Risk Balanced Portfolio		AVIP Federated Core Plus Bond Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Increase (Decrease) in net assets:
Operations:
Net investment income	$6,400,065	$5,973,118	$206,162	$1,119,383	$27,387,076	$25,098,693	$19,797,569	$16,776,336
Net realized gain (loss) on investments and futures contracts	53,465,964	20,533,840	132,283,811	48,407,799	286,926,642	(18,199,975)	(14,153,548)	(10,769,460)
Change in unrealized appreciation/depreciation on investments and futures contracts	11,126,533	41,553,191	(337,091)	94,999,688	(152,926,318)	150,322,284	4,406,751	22,921,591
Change in net assets from operations	70,992,562	68,060,149	132,152,882	144,526,870	161,387,400	157,221,002	10,050,772	28,928,467
Distributions:
Distributions to shareholders	(26,366,135)	(24,997,583)	(48,992,702)	(3,467,142)	(25,112,235)	(13,033,001)	(17,192,571)	(13,552,610)
Capital transactions:
Received from shares sold	59,459,132	193,105,054	8,631,102	46,468,903	26,928,326	328,185,195	58,176,882	92,280,723
Received from dividends reinvested	26,366,135	24,997,583	48,992,702	3,467,142	25,112,235	13,033,001	17,192,571	13,552,610
Paid for shares redeemed	(126,734,288)	(88,193,474)	(140,544,861)	(91,386,497)	(316,784,528)	(225,587,997)	(109,652,523)	(87,213,748)
Change in net assets from capital transactions	(40,909,021)	129,909,163	(82,921,057)	(41,450,452)	(264,743,967)	115,630,199	(34,283,070)	18,619,585
Change in net assets	3,717,406	172,971,729	239,123	99,609,276	(128,468,802)	259,818,200	(41,424,869)	33,995,442
Net assets:
Beginning of year	542,452,491	369,480,762	474,733,167	375,123,891	1,399,031,709	1,139,213,509	585,097,285	551,101,843
End of year	$546,169,897	$542,452,491	$474,972,290	$474,733,167	$1,270,562,907	$1,399,031,709	$543,672,416	$585,097,285
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP Intech U.S. Low Volatility Portfolio		AVIP AB Relative Value Portfolio		AVIP Constellation Managed Risk Balanced Portfolio		AVIP Constellation Managed Risk Moderate Growth Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Increase (Decrease) in net assets:
Operations:
Net investment income	$7,397,174	$9,399,929	$1,485,611	$2,036,179	$13,800,585	$14,519,326	$9,815,969	$10,446,890
Net realized gain (loss) on investments, futures contracts, foreign currency related transactions, and capital gain distributions received from underlying mutual funds	103,647,679	(3,674,270)	12,264,488	(1,276,901)	15,785,491	3,966,908	34,765,302	8,524,303
Change in unrealized appreciation on investments, futures contracts, and foreign currency related transactions	12,248,153	38,554,777	1,930,648	13,499,704	21,506,677	58,746,295	9,554,191	55,130,828
Change in net assets from operations	123,293,006	44,280,436	15,680,747	14,258,982	51,092,753	77,232,529	54,135,462	74,102,021
Distributions:
Distributions to shareholders	(9,320,606)	(8,163,527)	(1,896,675)	(1,395,666)	(14,636,740)	(6,229,046)	(20,489,765)	—
Capital transactions:
Received from shares sold	11,197,907	33,075,436	4,748,260	6,190,927	22,511,092	12,537,918	13,049,892	19,208,147
Received from dividends reinvested	9,320,606	8,163,527	1,896,675	1,395,666	14,636,740	6,229,046	20,489,765	—
Paid for shares redeemed	(179,488,884)	(147,360,918)	(27,464,787)	(18,451,190)	(122,375,643)	(114,243,445)	(98,654,400)	(85,831,527)
Change in net assets from capital transactions	(158,970,371)	(106,121,955)	(20,819,852)	(10,864,597)	(85,227,811)	(95,476,481)	(65,114,743)	(66,623,380)
Change in net assets	(44,997,971)	(70,005,046)	(7,035,780)	1,998,719	(48,771,798)	(24,472,998)	(31,469,046)	7,478,641
Net assets:
Beginning of year	668,420,983	738,426,029	127,721,455	125,722,736	587,162,871	611,635,869	498,476,690	490,998,049
End of year	$623,423,012	$668,420,983	$120,685,675	$127,721,455	$538,391,073	$587,162,871	$467,007,644	$498,476,690
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP Constellation Managed Risk Growth Portfolio		AVIP Moderately Conservative Model Portfolio		AVIP Balanced Model Portfolio		AVIP Moderate Growth Model Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Increase (Decrease) in net assets:
Operations:
Net investment income	$7,999,641	$8,378,932	$4,734,312	$4,732,904	$15,541,950	$15,357,299	$23,087,275	$23,627,916
Net realized gain (loss) on investments, futures contracts, foreign currency related transactions, and capital gain distributions received from underlying mutual funds	27,459,400	10,424,946	2,499,557	94,161	23,434,957	(1,274,738)	58,432,630	(16,061,237)
Change in unrealized appreciation on investments, futures contracts, and foreign currency related transactions	27,186,552	59,257,300	7,288,795	17,640,400	32,780,757	87,187,260	87,291,867	216,792,135
Change in net assets from operations	62,645,593	78,061,178	14,522,664	22,467,465	71,757,664	101,269,821	168,811,772	224,358,814
Distributions:
Distributions to shareholders	(20,040,839)	—	(5,248,757)	(15,593,898)	(15,131,002)	(85,661,107)	(23,374,317)	(208,393,538)
Capital transactions:
Received from shares sold	12,272,285	15,260,634	5,527,674	4,967,509	14,505,975	15,044,601	14,323,786	16,254,872
Received from dividends reinvested	20,040,839	—	5,248,757	15,593,898	15,131,002	85,661,107	23,374,317	208,393,538
Paid for shares redeemed	(88,196,984)	(75,074,240)	(37,383,482)	(44,209,932)	(149,587,285)	(127,785,739)	(265,847,358)	(204,609,746)
Change in net assets from capital transactions	(55,883,860)	(59,813,606)	(26,607,051)	(23,648,525)	(119,950,308)	(27,080,031)	(228,149,255)	20,038,664
Change in net assets	(13,279,106)	18,247,572	(17,333,144)	(16,774,958)	(63,323,646)	(11,471,317)	(82,711,800)	36,003,940
Net assets:
Beginning of year	444,808,619	426,561,047	196,656,615	213,431,573	776,471,262	787,942,579	1,481,180,200	1,445,176,260
End of year	$431,529,513	$444,808,619	$179,323,471	$196,656,615	$713,147,616	$776,471,262	$1,398,468,400	$1,481,180,200
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP Growth Model Portfolio
	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Increase (Decrease) in net assets:
Operations:
Net investment income	$4,284,951	$4,506,813
Net realized gain on investments and capital gain distributions received from underlying mutual funds	14,753,819	(5,623,683)
Change in unrealized appreciation on investments	25,680,001	58,660,367
Change in net assets from operations	44,718,771	57,543,497
Distributions:
Distributions to shareholders	(4,506,813)	(57,106,337)
Capital transactions:
Received from shares sold	3,905,420	3,619,095
Received from dividends reinvested	4,506,813	57,106,337
Paid for shares redeemed	(51,575,991)	(48,942,170)
Change in net assets from capital transactions	(43,163,758)	11,783,262
Change in net assets	(2,951,800)	12,220,422
Net assets:
Beginning of year	343,143,608	330,923,186
End of year	$340,191,808	$343,143,608
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year	Total Return#	Expenses	Net investment income (loss)	Expenses	Net assets, end of year (millions)	Portfolio turnover rate
AVIP Bond Portfolio
Year Ended December 31, 2024	$16.95	0.59	(0.17)	0.42	(0.61)	$16.76	2.38%	0.61%	3.72%	0.61%	$247.9	21%
Year Ended December 31, 2023	$16.17	0.62	0.69	1.31	(0.53)	$16.95	8.30%	0.61%	3.64%	0.61%	$224.9	21%
Year Ended December 31, 2022	$19.88	0.58	(3.60)	(3.02)	(0.69)	$16.17	(15.19)%	0.61%	3.11%	0.61%	$221.5	21%
Year Ended December 31, 2021	$20.79	0.54	(0.85)	(0.31)	(0.60)	$19.88	(1.52)%	0.59%	2.56%	0.59%	$277.4	13%
Year Ended December 31, 2020	$19.10	0.55	1.28	1.83	(0.14)	$20.79	9.59%	0.60%	2.72%	0.60%	$295.1	69%
AVIP BlackRock Balanced Allocation Portfolio
Year Ended December 31, 2024	$32.57	0.67	5.65	6.32	(1.22)	$37.67	19.50%	0.57%	1.46%	0.57%	$391.2	64%
Year Ended December 31, 2023	$27.36	0.58	5.16	5.74	(0.53)	$32.57	21.13%	0.56%	1.56%	0.56%	$413.4	65%
Year Ended December 31, 2022	$42.43	0.50	(8.21)	(7.71)	(7.36)	$27.36	(18.41)%	0.55%	1.57%	0.55%	$418.7	70%
Year Ended December 31, 2021	$39.40	0.58	6.66	7.24	(4.21)	$42.43	19.06%	0.54%	1.22%	0.54%	$551.8	105%
Year Ended December 31, 2020	$34.30	0.60	4.75	5.35	(0.25)	$39.40	15.65%	0.55%	1.57%	0.55%	$533.7	121%
AVIP BlackRock Advantage International Equity Portfolio
Year Ended December 31, 2024	$15.27	0.36	0.62	0.98	(0.41)	$15.84	6.29%	0.86%	1.98%	0.86%	$343.4	153%
Year Ended December 31, 2023	$13.32	0.37	2.11	2.48	(0.53)	$15.27	18.94%	0.89%	2.09%	0.89%	$356.0	153%
Year Ended December 31, 2022	$18.44	0.42	(3.11)	(2.69)	(2.43)	$13.32	(13.47)%	0.89%	2.53%	0.89%	$354.6	134%
Year Ended December 31, 2021	$16.47	0.36	1.86	2.22	(0.25)	$18.44	13.49%	0.89%	1.84%	0.89%	$507.5	196%
Year Ended December 31, 2020	$15.52	0.20	0.83	1.03	(0.08)	$16.47	6.74%	0.91%	1.40%	0.91%	$504.4	238%
AVIP Fidelity Institutional AM® Equity Growth Portfolio
Year Ended December 31, 2024(a)	$15.00	(0.05)	4.57	4.52	(1.26)	$18.26	30.68%	0.79%	(0.28)%	0.79%	$126.0	57%
Year Ended December 31, 2023(a)	$11.90	(— )	4.50	4.50	(1.40)	$15.00	39.39%	0.86%	(0.08)%	0.86%	$116.3	98%(b)
Year Ended December 31, 2022(a)	$364.30	0.20	(114.20)	(114.00)	(238.40)	$11.90	(33.92)%	0.85%	(0.19)%	0.85%	$44.1	51%
Year Ended December 31, 2021(a)	$351.30	(1.70)	70.70	69.00	(56.00)	$364.30	19.70%	0.78%	(0.33)%	0.78%	$142.2	31%
Year Ended December 31, 2020(a)	$260.60	(0.80)	98.70	97.90	(7.20)	$351.30	37.87%	0.79%	(0.24)%	0.79%	$203.6	36%

(a)
Effective August 16, 2024, the Fund instituted a reverse share split, whereby shareholders of the Portfolio received one share for every ten shares previously held.  Per share amounts for the periods have been adjusted to give effect to the reverse split.

(b)
Effective July 29, 2023, the sub-adviser to the AVIP Fidelity Institutional AM® Equity Growth Portfolio changed from Janus Henderson Investors U.S. LLC to FIAM LLC.  Costs of purchases and proceeds from sales of portfolio securities associated with the change in sub-adviser may have contributed to a higher portfolio turnover rate for the year ended December 31, 2023 than for prior years.

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year	Total Return#	Expenses	Net investment income (loss)	Expenses	Net assets, end of year (millions)	Portfolio turnover rate
AVIP AB Small Cap Portfolio
Year Ended December 31, 2024	$12.46	0.04	1.68	1.72	(0.06)	$14.12	13.82%	0.88%	0.27%	0.88%	$113.5	100%
Year Ended December 31, 2023	$10.63	0.04	1.79	1.83	—	$12.46	17.22%	0.86%	0.31%	0.86%	$117.1	59%
Year Ended December 31, 2022	$42.63	0.01	(11.42)	(11.41)	(20.59)	$10.63	(28.73)%	0.85%	0.07%	0.85%	$113.7	58%
Year Ended December 31, 2021	$44.52	(0.01)	3.43	3.42	(5.31)	$42.63	8.17%	0.85%	(0.03)%	0.85%	$169.3	136%(a)
Year Ended December 31, 2020	$33.89	(0.22)	11.55	11.33	(0.70)	$44.52	34.04%	0.89%	(0.48)%	0.89%	$182.5	26%
AVIP AB Mid Cap Core Portfolio
Year Ended December 31, 2024	$29.31	0.16	4.00	4.16	(0.15)	$33.32	14.21%	0.91%	0.40%	0.91%	$76.6	74%
Year Ended December 31, 2023	$25.16	0.17	4.11	4.28	(0.13)	$29.31	17.05%	0.90%	0.55%	0.90%	$80.4	46%
Year Ended December 31, 2022	$62.45	0.14	(14.02)	(13.88)	(23.41)	$25.16	(23.31)%	0.88%	0.53%	0.88%	$77.8	41%
Year Ended December 31, 2021	$56.98	0.18	9.18	9.36	(3.89)	$62.45	16.79%	0.89%	0.30%	0.89%	$104.7	125%(a)
Year Ended December 31, 2020	$48.53	(0.06)	9.21	9.15	(0.70)	$56.98	19.15%	0.98%	(0.12)%	0.98%	$109.2	14%
AVIP S&P 500® Index Portfolio
Year Ended December 31, 2024	$38.84	0.53	8.79	9.32	(3.60)	$44.56	24.57%	0.38%	1.02%	0.38%	$1,204.8	4%
Year Ended December 31, 2023	$32.61	0.48	7.76	8.24	(2.01)	$38.84	25.72%	0.38%	1.31%	0.38%	$1,185.7	12%
Year Ended December 31, 2022	$46.20	0.47	(8.86)	(8.39)	(5.20)	$32.61	(18.42)%	0.38%	1.27%	0.38%	$1,023.6	4%
Year Ended December 31, 2021	$38.72	0.54	10.09	10.63	(3.15)	$46.20	28.25%	0.37%	1.05%	0.37%	$1,325.0	5%
Year Ended December 31, 2020	$33.29	0.54	5.40	5.94	(0.51)	$38.72	17.99%	0.39%	1.49%	0.39%	$1,228.8	6%
AVIP BlackRock Advantage Large Cap Value Portfolio
Year Ended December 31, 2024	$17.94	0.34	2.48	2.82	(0.70)	$20.06	15.76%	0.74%	1.42%	0.74%	$192.6	74%
Year Ended December 31, 2023	$16.32	0.30	1.85	2.15	(0.53)	$17.94	13.37%	0.74%	1.58%	0.74%	$200.7	91%
Year Ended December 31, 2022	$23.67	0.38	(2.64)	(2.26)	(5.09)	$16.32	(8.97)%	0.73%	1.51%	0.73%	$198.9	94%
Year Ended December 31, 2021	$19.13	0.31	4.52	4.83	(0.29)	$23.67	25.39%	0.73%	1.25%	0.73%	$325.9	153%
Year Ended December 31, 2020	$18.75	0.30	0.35	0.65	(0.27)	$19.13	3.66%	0.74%	1.70%	0.74%	$316.5	150%

(a)
Effective May 1, 2021, the sub-adviser to the AVIP AB Small Cap Portfolio and AVIP AB Mid Cap Core Portfolio changed from Janus Capital Management LLC to AllianceBernstein, L.P. Costs of purchases and proceeds from sales of portfolio securities associated with the change in the sub-adviser may have contributed to a higher portfolio turnover rate for the year ended December 31, 2021 than for prior years.

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year	Total Return#	Expenses	Net investment income (loss)	Expenses	Net assets, end of year (millions)	Portfolio turnover rate
AVIP Federated High Income Bond Portfolio
Year Ended December 31, 2024	$19.06	1.14	0.08	1.22	(1.17)	$19.11	6.45%	0.86%	5.50%	0.86%	$125.2	33%
Year Ended December 31, 2023	$17.97	1.13	1.09	2.22	(1.13)	$19.06	12.68%	0.86%	5.66%	0.86%	$125.3	15%
Year Ended December 31, 2022	$21.58	1.18	(3.65)	(2.47)	(1.14)	$17.97	(11.43)%	0.84%	5.05%	0.84%	$123.6	13%
Year Ended December 31, 2021	$21.65	1.05	0.02	1.07	(1.14)	$21.58	4.97%	0.82%	4.50%	0.82%	$170.2	36%
Year Ended December 31, 2020	$20.69	1.12	0.16	1.28	(0.32)	$21.65	6.26%	0.83%	4.97%	0.83%	$175.6	33%
AVIP Nasdaq-100® Index Portfolio
Year Ended December 31, 2024	$17.57	0.09	4.00	4.09	(3.92)	$17.74	25.37%	0.43%	0.41%	0.43%	$269.7	12%
Year Ended December 31, 2023	$12.46	0.10	6.53	6.63	(1.52)	$17.57	54.44%	0.43%	0.52%	0.43%	$262.7	22%
Year Ended December 31, 2022	$28.58	0.08	(8.66)	(8.58)	(7.54)	$12.46	(32.57)%	0.43%	0.46%	0.43%	$208.5	9%
Year Ended December 31, 2021	$28.08	0.12	6.89	7.01	(6.51)	$28.58	26.99%	0.41%	0.28%	0.41%	$356.5	7%
Year Ended December 31, 2020	$19.83	0.13	9.30	9.43	(1.18)	$28.08	48.32%	0.42%	0.49%	0.42%	$383.0	10%
AVIP BlackRock Advantage Large Cap Core Portfolio
Year Ended December 31, 2024	$32.02	0.31	8.03	8.34	(1.24)	$39.12	26.27%	0.70%	0.66%	0.70%	$329.4	71%
Year Ended December 31, 2023	$25.79	0.32	6.31	6.63	(0.40)	$32.02	25.84%	0.69%	0.89%	0.69%	$329.3	82%
Year Ended December 31, 2022	$44.84	0.30	(8.89)	(8.59)	(10.46)	$25.79	(19.56)%	0.69%	0.97%	0.69%	$313.8	90%
Year Ended December 31, 2021	$38.66	0.35	10.24	10.59	(4.41)	$44.84	28.49%	0.69%	0.66%	0.69%	$437.3	135%
Year Ended December 31, 2020	$32.95	0.38	5.39	5.77	(0.06)	$38.66	17.55%	0.70%	1.04%	0.70%	$418.5	137%
AVIP BlackRock Advantage Small Cap Growth Portfolio
Year Ended December 31, 2024	$22.24	(0.04)	2.33	2.29	(0.02)	$24.51	10.29%	0.87%	(0.15)%	0.87%	$133.1	49%
Year Ended December 31, 2023	$18.49	0.03	3.72	3.75	—	$22.24	20.28%	0.86%	0.12%	0.86%	$140.8	34%
Year Ended December 31, 2022	$37.99	0.01	(9.57)	(9.56)	(9.94)	$18.49	(26.12)%	0.86%	0.03%	0.86%	$135.0	49%
Year Ended December 31, 2021	$41.69	(0.13)	1.88	1.75	(5.45)	$37.99	4.05%	0.85%	(0.33)%	0.85%	$196.2	87%
Year Ended December 31, 2020	$31.42	(0.06)	10.73	10.67	(0.40)	$41.69	34.34%	0.86%	(0.17)%	0.86%	$209.8	87%

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year	Total Return#	Expenses	Net investment income (loss)	Expenses	Net assets, end of year (millions)	Portfolio turnover rate
AVIP S&P MidCap 400® Index Portfolio
Year Ended December 31, 2024	$20.57	0.28	2.42	2.70	(1.11)	$22.16	13.43%	0.40%	1.17%	0.40%	$546.2	23%
Year Ended December 31, 2023	$18.71	0.18	2.63	2.81	(0.95)	$20.57	15.50%	0.41%	1.41%	0.41%	$542.5	34%
Year Ended December 31, 2022	$26.22	0.26	(3.79)	(3.53)	(3.98)	$18.71	(13.40)%	0.42%	1.30%	0.42%	$369.5	26%
Year Ended December 31, 2021	$21.70	0.29	4.90	5.19	(0.67)	$26.22	24.18%	0.41%	0.99%	0.41%	$437.6	21%
Year Ended December 31, 2020	$19.25	0.27	2.27	2.54	(0.09)	$21.70	13.33%	0.42%	1.31%	0.42%	$428.2	28%
AVIP BlackRock Advantage Large Cap Growth Portfolio
Year Ended December 31, 2024	$9.18	0.01	2.73	2.74	(1.15)	$10.77	31.07%	0.71%	0.04%	0.71%	$475.0	101%
Year Ended December 31, 2023	$6.57	0.02	2.65	2.67	(0.06)	$9.18	40.78%	0.71%	0.26%	0.71%	$474.7	97%
Year Ended December 31, 2022	$33.65	0.01	(9.13)	(9.12)	(17.96)	$6.57	(32.56)%	0.75%	0.49%	0.75%	$375.1	135%
Year Ended December 31, 2021	$36.36	0.01	8.69	8.70	(11.41)	$33.65	26.69%	0.78%	(0.09)%	0.78%	$81.5	138%
Year Ended December 31, 2020	$27.54	0.08	9.22	9.30	(0.48)	$36.36	33.97%	0.79%	0.21%	0.79%	$116.8	143%
AVIP Constellation Dynamic Risk Balanced Portfolio
Year Ended December 31, 2024	$14.19	0.38	1.39	1.77	(0.29)	$15.67	12.51%	0.85%†	2.02%†	0.85%†	$1,270.6	159%
Year Ended December 31, 2023	$12.69	0.24	1.39	1.63	(0.13)	$14.19	12.90%	0.85%	2.09%	0.85%	$1,399.0	132%
Year Ended December 31, 2022	$17.16	0.09	(3.96)	(3.87)	(0.60)	$12.69	(22.62)%	0.87%	1.48%	0.87%	$1,139.2	124%
Year Ended December 31, 2021	$17.63	0.09	2.43	2.52	(2.99)	$17.16	15.04%	0.95%	0.48%	0.95%	$447.0	51%
Year Ended December 31, 2020	$14.81	0.13	3.12	3.25	(0.43)	$17.63	22.15%	0.98%	0.76%	0.98%	$443.8	114%(a), (b)
AVIP Federated Core Plus Bond Portfolio
Year Ended December 31, 2024	$9.07	0.34	(0.18)	0.16	(0.28)	$8.95	1.71%	0.57%	3.48%	0.57%	$543.7	53%
Year Ended December 31, 2023	$8.83	0.25	0.20	0.45	(0.21)	$9.07	5.18%	0.57%	3.01%	0.57%	$585.1	32%
Year Ended December 31, 2022	$10.30	0.23	(1.54)	(1.31)	(0.16)	$8.83	(12.78)%	0.56%	2.22%	0.56%	$551.1	81%
Year Ended December 31, 2021	$10.47	0.06	(0.19)	(0.13)	(0.04)	$10.30	(1.27)%	0.57%	1.85%	0.57%	$716.5	40%
Period From May 1, 2020 (inception) to December 31, 2020	$10.00	0.11	0.36	0.47	—	$10.47	4.70%*	0.65%**	1.65%**	0.65%**	$239.9	30%*

*	Not annualized
**	Annualized
†	The ratios presented only reflect the direct income and expenses for the Portfolio, and do not include the indirect expenses related to the underlying funds in which the Portfolio invests.
(a)
Effective May 1, 2020, the sub-adviser(s) to the AVIP AB Risk Managed Balanced Portfolio changed from Janus Capital Management LLC and AnchorPath Financial, LLC to AllianceBernstein, L.P. Costs of purchases and proceeds from sales of portfolio securities associated with the change in the sub-adviser may have contributed to a higher portfolio turnover rate for the year ended December 31, 2020 than for prior years.

(b)
The portfolio turnover calculation in a previous year includes purchases and sales from mortgage dollar roll transactions.  Without the effect of mortgage dollar roll transactions, the portfolio turnover rate would have been
102% for the year ended December 31, 2020 (see Note 2 of the Notes to Financial Statements).

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year	Total Return#	Expenses	Net investment income	Expenses	Net assets, end of year (millions)	Portfolio turnover rate
AVIP Intech U.S. Low Volatility Portfolio
Year Ended December 31, 2024	$10.51	0.17	1.93	2.10	(0.17)	$12.44	20.04%	0.61%	1.11%	0.61%	$623.4	77%
Year Ended December 31, 2023	$9.98	0.16	0.49	0.65	(0.12)	$10.51	6.59%	0.61%	1.34%	0.61%	$668.4	55%
Year Ended December 31, 2022	$11.12	0.13	(0.95)	(0.82)	(0.32)	$9.98	(7.33)%	0.62%	1.06%	0.62%	$738.4	78%
Period from June 25, 2021 (inception) to December 31, 2021	$10.00	0.05	1.07	1.12	—	$11.12	11.20%*	0.62%**	0.89%**	0.62%**	$983.6	32%*
AVIP AB Relative Value Portfolio
Year Ended December 31, 2024	$11.09	0.18	1.23	1.41	(0.19)	$12.31	12.74%	0.73%	1.17%	0.73%	$120.7	52%
Year Ended December 31, 2023	$10.04	0.18	0.99	1.17	(0.12)	$11.09	11.71%	0.73%	1.62%	0.73%	$127.7	71%
Year Ended December 31, 2022	$10.52	0.12	(0.59)	(0.47)	(0.01)	$10.04	(4.50)%	0.74%	1.44%	0.74%	$125.7	81%
Period from December 2, 2021 (inception) to December 31, 2021	$10.00	— (a)	0.52	0.52	—	$10.52	5.20%*	1.19%**	0.38%**	1.19%**	$77.6	5%*
AVIP Constellation Managed Risk Balanced Portfolio
Year Ended December 31, 2024	$9.60	0.29	0.59	0.88	(0.27)	$10.21	9.16%	0.60%†	2.42%†	0.60%†	$538.4	5%
Year Ended December 31, 2023	$8.52	0.25	0.93	1.18	(0.10)	$9.60	13.89%	0.59%†	2.43%†	0.59%†	$587.2	3%
Year Ended December 31, 2022	$10.23	0.10	(1.72)	(1.62)	(0.09)	$8.52	(15.84)%	0.61%†	1.58%†	0.61%†	$611.6	48%
Period from June 25, 2021 (inception) to December 31, 2021	$10.00	0.06	0.17	0.23	—	$10.23	2.30%*	0.62%**, †	1.22%**, †	0.62%**, †	$412.0	15%*
AVIP Constellation Managed Risk Moderate Growth Portfolio
Year Ended December 31, 2024	$12.30	0.31	1.10	1.41	(0.57)	$13.14	11.51%	0.60%†	1.99%†	0.60%†	$467.0	14%
Year Ended December 31, 2023	$10.59	0.26	1.45	1.71	—	$12.30	16.15%	0.59%†	2.13%†	0.59%†	$498.5	4%
Period from October 14, 2022 (inception) to December 31, 2022	$10.00	0.06	0.53	0.59	—	$10.59	5.90%*	0.61%**, †	2.58%**, †	0.61%**, †	$491.0	49%*
AVIP Constellation Managed Risk Growth Portfolio
Year Ended December 31, 2024	$12.68	0.29	1.58	1.87	(0.64)	$13.91	14.86%	0.61%†	1.78%†	0.61%†	$431.5	7%
Year Ended December 31, 2023	$10.60	0.24	1.84	2.08	—	$12.68	19.62%	0.59%†	1.93%†	0.59%†	$444.8	3%
Period from October 14, 2022 (inception) to December 31, 2022	$10.00	0.05	0.55	0.60	—	$10.60	6.00%*	0.61%**, †	2.45%**, †	0.61%**, †	$426.6	47%*

*	Not annualized
**	Annualized
†	The ratios presented only reflect the direct income and expenses for the Portfolio, and do not include the indirect expenses related to the underlying funds in which the Portfolio invests.
(a)	The absolute value of per share or ratio data is less than $0.005 per share, or 0.005%, respectively.

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year	Total Return#	Expenses†	Net investment income†	Expenses†	Net assets, end of year (millions)	Portfolio turnover rate
AVIP Moderately Conservative Model Portfolio
Year Ended December 31, 2024	$10.65	0.32	0.51	0.83	(0.32)	$11.16	7.77%	0.47%	2.50%	0.47%	$179.3	18%
Year Ended December 31, 2023	$10.35	0.32	0.85	1.17	(0.87)	$10.65	11.77%	0.47%	2.32%	0.47%	$196.7	8%
Year Ended December 31, 2022	$13.32	0.23	(2.24)	(2.01)	(0.96)	$10.35	(15.12)%	0.47%	1.91%	0.47%	$213.4	29%
Year Ended December 31, 2021	$12.67	0.20	0.79	0.99	(0.34)	$13.32	7.90%	0.43%	1.29%	0.45%	$281.6	13%
Year Ended December 31, 2020	$11.37	0.09	1.21	1.30	—	$12.67	11.43%	0.40%	0.97%	0.47%	$303.5	23%(a)
AVIP Balanced Model Portfolio
Year Ended December 31, 2024	$10.71	0.28	0.75	1.03	(0.23)	$11.51	9.67%	0.44%	2.04%	0.44%	$713.1	16%
Year Ended December 31, 2023	$10.59	0.27	1.12	1.39	(1.27)	$10.71	13.95%	0.46%	1.97%	0.46%	$776.5	9%
Year Ended December 31, 2022	$14.22	0.22	(2.46)	(2.24)	(1.39)	$10.59	(15.75)%	0.44%	1.58%	0.44%	$787.9	27%
Year Ended December 31, 2021	$13.06	0.18	1.25	1.43	(0.27)	$14.22	11.03%	0.42%	1.14%	0.43%	$1,092.5	12%
Year Ended December 31, 2020	$11.48	0.08	1.50	1.58	—	$13.06	13.76%	0.39%	0.67%	0.43%	$1,127.8	22%
AVIP Moderate Growth Model Portfolio
Year Ended December 31, 2024	$10.86	0.22	1.09	1.31	(0.19)	$11.98	12.13%	0.42%	1.58%	0.42%	$1,398.5	15%
Year Ended December 31, 2023	$10.88	0.23	1.46	1.69	(1.71)	$10.86	16.67%	0.42%	1.62%	0.42%	$1,481.2	9%
Year Ended December 31, 2022	$15.26	0.18	(2.81)	(2.63)	(1.75)	$10.88	(17.17)%	0.42%	1.27%	0.42%	$1,445.2	32%
Year Ended December 31, 2021	$13.46	0.16	1.83	1.99	(0.19)	$15.26	14.83%	0.42%	0.98%	0.42%	$1,977.3	15%
Year Ended December 31, 2020	$11.63	0.04	1.79	1.83	—	$13.46	15.74%	0.44%	0.35%	0.45%	$1,987.4	16%
AVIP Growth Model Portfolio
Year Ended December 31, 2024	$11.00	0.17	1.34	1.51	(0.16)	$12.35	13.75%	0.44%	1.23%	0.44%	$340.2	12%
Year Ended December 31, 2023	$11.18	0.22	1.72	1.94	(2.12)	$11.00	18.73%	0.44%	1.34%	0.44%	$343.1	8%
Year Ended December 31, 2022	$16.47	0.15	(3.18)	(3.03)	(2.26)	$11.18	(18.29)%	0.44%	1.01%	0.44%	$330.9	28%
Year Ended December 31, 2021	$14.17	0.13	2.35	2.48	(0.18)	$16.47	17.58%	0.49%	0.78%	0.49%	$448.2	18%
Year Ended December 31, 2020	$11.94	0.02	2.21	2.23	—	$14.17	18.68%	0.46%	0.16%	0.47%	$443.1	11%

(a)
The cost of purchases and proceeds from sales of Portfolio securities that were incurred to realign the Portfolio’s holdings subsequent to the December 4, 2020 reorganization are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 28%.

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
† Ratios presented only reflect the direct income and expenses for the Portfolio, and do not include the indirect expenses related to the underlying funds in which the Portfolio invests.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements
December 31, 2024
(1)Organization
AuguStarSM Variable Insurance Products Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act").  The Fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The Fund consists of twenty-five separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:
◼
AVIP Bond Portfolio – High level of income and opportunity for capital appreciation consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets in corporate debt securities.
◼
AVIP BlackRock Balanced Allocation Portfolio – High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.
◼
AVIP BlackRock Advantage International Equity Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index (Net - USD).
◼
AVIP Fidelity Institutional AM® Equity Growth Portfolio – Capital appreciation by investing in common stocks of companies of any market capitalization that have above-average growth potential.
◼
AVIP AB Small Cap Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of smaller capitalization companies with market capitalizations at the time of investment that fall within the lowest 20% of the total U.S. equity market capitalization (excluding companies with market capitalizations of less than $10 million).
◼
AVIP AB Mid Cap Core Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-capitalization companies with public stock market capitalization at the time of investment that are within the range of market capitalizations of the companies constituting the Russell Midcap® Index.
◼
AVIP S&P 500® Index Portfolio – Total return approximating that of the Standard & Poor's 500® Index (S&P 500® Index), at a risk level consistent with that of the S&P 500® Index by investing, under normal circumstances, more than 80% of its net assets in common stock and other securities of companies that are included in the S&P 500® Index.
◼
AVIP BlackRock Advantage Large Cap Value Portfolio – Growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of large capitalization companies with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Value Index for the previous twelve months.
◼
AVIP Federated High Income Bond Portfolio – High current income by investing, under normal circumstances, at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated BB or lower by Standard & Poor’s or Fitch, or Ba or lower by Moody's.
◼
AVIP Nasdaq-100® Index Portfolio – Long-term growth of capital by investing, under normal circumstances, more than 80% of its net assets in the common stocks of companies that are included in the Nasdaq-100® Index.
◼
AVIP BlackRock Advantage Large Cap Core Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.
◼
AVIP BlackRock Advantage Small Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of small capitalization companies with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000® Index for the previous twelve months.
◼
AVIP S&P MidCap 400® Index Portfolio – Total return approximating that of the Standard & Poor’s MidCap 400® Index (S&P MidCap 400® Index), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index by investing, under normal circumstances, more than 80% of its net assets in the common stock and other securities included in the S&P MidCap 400® Index.
◼
AVIP BlackRock Advantage Large Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of large capitalization companies with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Growth Index for the previous twelve months.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2024
◼
AVIP Constellation Dynamic Risk Balanced Portfolio (formerly AVIP AB Risk Managed Balanced Portfolio) – Long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio invests in a balanced portfolio of equity and fixed-income securities, including exchange traded funds (“ETFs”), and employs a variety of risk management techniques designed to limit downside exposure during periods of equity market declines, and to limit upside exposure during periods of equity market increases.
◼
AVIP Federated Core Plus Bond Portfolio – Total return by investing, under normal circumstances, at least 80% of its net assets in fixed-income investments, primarily U.S. dollar denominated, investment-grade, fixed income securities. Investment-grade, fixed income securities are rated in one of the four highest categories (BBB- or higher) by a nationally recognized statistical rating organization (“NRSRO”).
◼
AVIP Intech U.S. Low Volatility Portfolio – Capital appreciation by investing, under normal circumstances, at least 80% of its net assets in U.S. common stocks of companies included in the S&P 500® Index. Those stocks are selected by a mathematical investment process which seeks to achieve returns similar to those of the S&P 500® Index over the long-term with lower absolute volatility.
◼
AVIP AB Relative Value Portfolio – Long-term growth of capital by investing primarily in the equity securities of U.S. companies that the Portfolio's sub-adviser believes are trading at attractive valuations and that have strong or improving business models.
◼
AVIP Constellation Managed Risk Balanced Portfolio1 (formerly AVIP iShares Managed Risk Balanced Portfolio) – Income and capital appreciation by investing in underlying exchange traded funds ("ETFs") and futures.  Under normal market conditions, through investments in the underlying funds and derivatives, the Portfolio invests a minimum of 25% of its assets in equity investments and a minimum of 25% of its assets in fixed income investments.
◼
AVIP Constellation Managed Risk Moderate Growth Portfolio1 (formerly AVIP iShares Managed Risk Moderate Growth Portfolio) – Income and capital appreciation by investing in underlying exchange traded funds (“ETFs”) and futures. Under normal market conditions, through investments in the underlying funds and derivatives, the Portfolio expects to allocate 65% of its assets in equity investments and 35% of its assets in fixed income investments.
◼
AVIP Constellation Managed Risk Growth Portfolio1 (formerly AVIP iShares Managed Risk Growth Portfolio) – Income and capital appreciation by investing in underlying exchange traded funds (“ETFs”) and futures. Under normal market conditions, through investments in the underlying funds and derivatives, the Portfolio expects to allocate 85% of its assets in equity investments and 15% of its assets in fixed income investments.
◼
AVIP Moderately Conservative Model Portfolio2 – Current income and moderate growth of capital with a greater emphasis on current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 20-40%, International Equity 5-20%, and Fixed Income 30-70%.
◼
AVIP Balanced Model Portfolio2 – A balance between growth of capital and current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 25-50%, International Equity 10-25%, and Fixed Income 25-50%.
◼
AVIP Moderate Growth Model Portfolio2 – Growth of capital and moderate current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 40-60%, International Equity 15-35%, and Fixed Income 10-30%.
◼
AVIP Growth Model Portfolio2 – Growth of capital and some current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 50-80%, International Equity 15-45%, and Fixed Income 0-15%.

1
Collectively, the "AVIP Constellation Managed Risk Portfolios".
2
Collectively, the "AVIP Model Portfolios".
Each of the AVIP Constellation Managed Risk Portfolios and AVIP Model Portfolios, as well as the AVIP Constellation Dynamic Risk Balanced Portfolio, are a “Fund of Funds”, which means each Portfolio significantly invests in other open-end mutual funds or exchange traded funds (“ETFs”).  Those underlying mutual funds or ETFs invest in stocks, bonds, and other securities that are consistently recorded at fair value, but involve varying amounts of potential investment risk and reward.  The portfolio management team of each of those Portfolios periodically adjusts the investment allocation to allow the Portfolio to achieve its investment objective.  Additional information about the underlying fund holdings is available at www.sec.gov.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2024
Additional detail regarding Portfolio-specific objectives, policies, and investment strategies is provided in the Prospectuses and Statements of Additional Information of the Fund.  There are no assurances that these objectives will be met.  Each Portfolio, except the AVIP Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.
The Fund issues its shares to separate accounts of AuguStarSM Life Insurance Company ("ALIC"), AuguStarSM Life Assurance Corporation ("ALAC"), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities, as well as for purchases by other Portfolios of the Fund.  In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.
ALIC and NSLA, at present, do not market or issue variable annuities. ALIC and NSLA will continue to service the in-force variable annuity contracts, the variable separate accounts, and underlying subaccounts regardless of new sales.
Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1.  Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.
The Fund is authorized to issue 1.55 billion of its capital shares.  Of this total, shares authorized have been allocated to specific Portfolios of the Fund as follows:
Portfolio	Authorized Shares	Portfolio	Authorized Shares
AVIP Bond	22,000,000	AVIP BlackRock Advantage Large Cap Growth	82,000,000
AVIP BlackRock Balanced Allocation	20,000,000	AVIP Constellation Dynamic Risk Balanced	170,000,000
AVIP BlackRock Advantage International Equity	35,000,000	AVIP Federated Core Plus Bond	115,000,000
AVIP Fidelity Institutional AM® Equity Growth	134,000,000	AVIP Intech U.S. Low Volatility	105,000,000
AVIP AB Small Cap	17,000,000	AVIP AB Relative Value	20,000,000
AVIP AB Mid Cap Core	6,000,000	AVIP Constellation Managed Risk Balanced	123,000,000
AVIP S&P 500® Index	50,000,000	AVIP Constellation Managed Risk Moderate Growth	70,000,000
AVIP BlackRock Advantage Large Cap Value	21,000,000	AVIP Constellation Managed Risk Growth	65,000,000
AVIP Federated High Income Bond	13,000,000	AVIP Moderately Conservative Model	28,000,000
AVIP Nasdaq-100® Index	27,000,000	AVIP Balanced Model	107,000,000
AVIP BlackRock Advantage Large Cap Core	19,000,000	AVIP Moderate Growth Model	200,000,000
AVIP BlackRock Advantage Small Cap Growth	12,000,000	AVIP Growth Model	48,000,000
AVIP S&P MidCap 400® Index	41,000,000
The Fund's Board of Directors (the "Board") periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.
Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  However, based on experience, the risk of loss to the Fund is expected to be remote.
Effective August 16, 2024, the Fund instituted a reverse share split, whereby shareholders of the AVIP Fidelity Institutional AM® Equity Growth Portfolio received one share for every ten Portfolio shares previously held.  The effect of the reverse share split decreased the number of the Portfolio’s outstanding shares along with a corresponding increase in the Portfolio's net asset value (“NAV”) per share.  The reverse split did not alter the net assets nor the shareholder rights of the Portfolio.  For periods prior to this reverse split, the selected per share data included in the Financial Highlights and the capital share transactions in Note 4 of the Financial Statements have been retroactively adjusted to give effect to this Portfolio's reverse split.
(2)Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2024
Cash Balance Credit Risk
The Fund may place portions of its uninvested cash with financial institutions in the United States, which are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 for each account holder. The Fund may be subject to credit risk to the extent amounts on deposit are in excess of the insured limits.
Security Valuation
The Board has adopted policies for the valuation of the Fund’s securities, which include guidelines for valuation when active market quotations are not readily available.  The Board has designated authority to the Fund’s adviser, Constellation Investments, Inc. (“CINV”) (formerly Ohio National Investments, Inc.) to apply those guidelines in the determination of fair value, subject to oversight by the Board.
The Portfolios are valued each day the New York Stock Exchange ("NYSE") is open for unrestricted trading.  The Portfolios' investments are valued as follows:
Domestic equity securities that are traded on U.S. exchanges, other than the Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions).  If, on a particular day, a domestic equity security does not trade, or otherwise cannot be priced by independent pricing services, then a broker quotation as of the end of the current trading session, the evaluated mean between the bid and ask prices, as reported by an approved independent pricing source, or a previous last trade price may be used when appropriate.
Over-the-counter traded American Depositary Receipts ("ADRs") may also be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board or its designee.
Futures contracts are valued at the daily quoted settlement prices as reported by an approved independent pricing source.
Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.
Shares of closed-end mutual funds that are traded on U.S. exchanges are valued similarly to other domestic equity securities, typically at the last trade price reported by the primary exchange of each fund (4:00 pm Eastern Time for normal trading sessions).
Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded.  Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board or its designee.
Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service.  The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available at 4:00 pm Eastern Time (normal trading sessions) each day that the NYSE is open for trading and net asset values are calculated for the Portfolios. Multiple factors may be considered in performing this valuation, including U.S. intraday market and sector returns, currency valuations, and pricing of related depository receipts, exchange traded funds, and futures.  Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures.  The testing is reviewed by management of the Fund and the results of testing are reported to the Board. Prior results have indicated that these procedures have been effective in reaching pre-determined valuation objectives.
Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the evaluated bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board or its designee. Many fixed income securities, including investment grade and high-yield corporate bonds, U.S. Treasury and government agency obligations, and other asset-backed instruments are not actively traded on a daily basis.  As such, the approved pricing services may use asset type-specific valuation models to provide good faith determinations of value that the holders of securities would receive in an orderly transaction under current market conditions.  The valuation models may use observable market data such as recent transaction data, benchmark yields, broker/dealer inputs, valuations and yields of comparable instruments, relative credit information, observed market movements, and market research and news.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2024
Asset-backed securities and mortgage-backed securities may use valuation models that heavily consider predicted cash flows of each tranche of an issue, benchmark spreads, and unique attributes of the tranche.  The last trade or last evaluated bid may be used if an evaluated bid price is not available.
Fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.
Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by CINV's Pricing Committee, which is subjected to oversight by the Board.
U.S exchange-traded options are valued at the composite basis last sale price as reported to a Board-approved independent pricing service by the OPRA (Options Price Reporting Authority). If there are no reported trades for a trading session, the evaluated composite-basis bid price or other method will be used for valuation purposes.
The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.
Pricing inputs used in the determination of investment values are categorized according to a three-tier hierarchy framework.  The hierarchy is summarized in three broad levels:
Level 1:   Quoted prices in active markets for identical securities.
Level 2:   Other significant observable inputs, including quoted prices for similar securities, interest rates,   prepayment speeds, credit risk, etc.
Level 3:   Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.
The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of December 31, 2024:
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP Bond	Corporate Bonds***	$—	$222,586,544	$—
	U.S. Treasury Obligations	—	16,186,789	—
	Asset-Backed Securities***	—	4,958,942	—
		$ —	$243,732,275	$ —
AVIP BlackRock Balanced Allocation	Common Stocks***	$274,876,903	$—	$—
	Corporate Bonds***	—	108,759,930	—
	Asset-Backed Securities***	—	2,603,286	—
	U.S. Treasury Obligations	—	1,990,947	—
		$274,876,903	$113,354,163	$ —
	Long Futures Contracts	$(22,396)	$—	$—
AVIP BlackRock Advantage International Equity	Common Stocks***	$—	$332,377,962	$—
	Preferred Securities***	—	1,091,983	—
		$ —	$333,469,945	$ —
	Long Futures Contracts	$(132,660)	$—	$—
AVIP Fidelity Institutional AM® Equity Growth	Common Stocks***	$120,351,234	$4,720,706	$—
AVIP AB Small Cap	Common Stocks***	$110,909,264	$—	$—
	Exchange Traded Funds	730,725	—	—
		$111,639,989	$ —	$ —

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2024
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP AB Mid Cap Core	Common Stocks***	$75,023,508	$—	$—
	Exchange Traded Funds	365,534	—	—
		$75,389,042	$ —	$ —
AVIP S&P 500® Index	Common Stocks***	$1,198,227,618	$—	$—
	U.S. Treasury Obligations	—	314,204	—
		$1,198,227,618	$314,204	$ —
	Long Futures Contracts	$(36,372)	$—	$—
AVIP BlackRock Advantage Large Cap Value	Common Stocks***	$186,763,190	$—	$—
	Long Futures Contracts	$(103,436)	$—	$—
AVIP Federated High Income Bond	Corporate Bonds***	$—	$122,982,767	$—
	Common Stocks***	—	11,067	—
		$ —	$122,993,834	$ —
AVIP Nasdaq-100® Index	Common Stocks***	$267,789,086	$—	$—
	U.S. Treasury Obligations	—	98,437	—
		$267,789,086	$98,437	$ —
	Long Futures Contracts	$(62,402)	$—	$—
AVIP BlackRock Advantage Large Cap Core	Common Stocks***	$328,574,733	$—	$—
	Long Futures Contracts	$(90,332)	$—	$—
AVIP BlackRock Advantage Small Cap Growth	Common Stocks***	$128,198,305	$—	$—
	Rights***	—	4,950	—
		$128,198,305	$4,950	$ —
	Long Futures Contracts	$(121,575)	$—	$—
AVIP S&P MidCap 400® Index	Common Stocks***	$532,071,555	$—	$—
	U.S. Treasury Obligations	—	183,948	—
		$532,071,555	$183,948	$ —
	Long Futures Contracts	$(190,069)	$—	$—
AVIP BlackRock Advantage Large Cap Growth	Common Stocks***	$472,710,586	$—	$—
	Long Futures Contracts	$(94,362)	$—	$—

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2024
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP Constellation Dynamic Risk Balanced	Exchange Traded Funds	$783,329,410	$—	$—
	U.S. Treasury Obligations	—	303,115,440	—
	Corporate Bonds***	—	80,001,601	—
	Asset-Backed / Mortgage-Backed Securities***	—	32,219,079	—
	U.S. Government Agency Mortgage-Backed Securities	—	8,705,784	—
	Rights***	—	4,444	—
		$783,329,410	$424,046,348	$ —
	Long Futures Contracts	$(3,559,710)	$—	$—
AVIP Federated Core Plus Bond	U.S. Treasury Obligations	$—	$194,577,214	$—
	Corporate Bonds***	—	146,217,255	—
	U.S. Government Agency Mortgage-Backed Securities	—	132,233,998	—
	Investment Companies	46,884,839	—	—
	Asset-Backed / Mortgage-Backed Securities***	—	14,583,201	—
	Sovereign Debt Issues	—	1,135,947	—
	Common Stocks***	—	2,373	—
		$46,884,839	$488,749,988	$ —
	Long Futures Contracts	$(105,304)	$—	$—
	Short Futures Contracts	$488,618	$—	$—
AVIP Intech U.S. Low Volatility	Common Stocks***	$621,415,629	$—	$—
AVIP AB Relative Value	Common Stocks***	$115,756,327	$—	$—
AVIP Constellation Managed Risk Balanced	Exchange Traded Funds	$527,952,961	$—	$—
	Long Futures Contracts	$(1,044,302)	$—	$—
AVIP Constellation Managed Risk Moderate Growth	Exchange Traded Funds	$462,775,746	$—	$—
	Long Futures Contracts	$(416,164)	$—	$—
AVIP Constellation Managed Risk Growth	Exchange Traded Funds	$422,993,184	$—	$—
	Long Futures Contracts	$(772,794)	$—	$—
AVIP Moderately Conservative Model	Open-End Mutual Funds	$179,417,643	$—	$—
AVIP Balanced Model	Open-End Mutual Funds	$713,430,901	$—	$—
AVIP Moderate Growth Model	Open-End Mutual Funds	$1,398,991,149	$—	$—
AVIP Growth Model	Open-End Mutual Funds	$340,342,599	$—	$—

***	Each of the Portfolio's Schedule of Investments includes detailed industry descriptions.
Foreign Securities and Currency
The books and records of the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source.  These exchange rates are determined daily at 4:00 pm Eastern Time for normal trading sessions.  Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2024
The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.
All Portfolios of the Fund may invest in securities of foreign issuers. The AVIP BlackRock Advantage International Equity Portfolio may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers.  Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.
Restricted Securities
Restricted securities are typically those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a Portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.
Investment Transactions and Related Income
For financial reporting purposes, investment transactions are accounted for on a trade date (T+0) basis.  For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date (T+1), in accordance with Rule 2a-4 of the 40 Act.  Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.
Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends.
Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount using the interest method.  The period of amortization or accretion extends from the purchase date to the maturity date, except for securities that are purchased at a premium and have explicit, noncontingent call features, whereby the securities are callable at fixed prices and on pre-determined dates.  The premium amounts related to those securities are generally amortized to the earliest call date.  Payments received for interest-only mortgage-backed securities are included in interest income. Because no principal is received at the maturity of an interest-only security, adjustments are made to the cost of the security until maturity. These adjustments are also included in interest income on the Statements of Operations.
Distributions to Shareholders and Federal Taxes
The Fund may satisfy its distribution requirements, as required for each of the Portfolios to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code by using consent dividends or cash distributions.  Consent dividends, when authorized, become taxable to the Fund's shareholders as if they were paid in cash.  The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.  As such, no provisions for federal income or excise taxes have been recorded. Also, no tax-related interest or penalties have been incurred or accrued. The Board's intent is that the Fund will not initiate any realized gain distributions until any applicable capital loss carryforwards have been offset.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2024
The character of ordinary income distributions, realized capital gains distributions, and return of capital, if any, are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, they are reclassified within the composition of net assets; temporary differences do not require such reclassification.  Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.
The Fund’s management and its tax agent perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position.  Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland.  The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability or provision.
Expense Allocation
Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.
Foreign Withholding Taxes
Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries.  Such taxes are generally withheld based on income earned.  These Portfolios accrue such taxes as the related income is earned.
TBA Commitments
To-Be-Announced (“TBA”) commitments are agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date beyond the customary settlement period for such securities. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and term, and be within industry-accepted “good delivery” standards. When entering into TBA commitments, a Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold decreases or increases, respectively, prior to settlement date.
Mortgage Dollar Rolls
A Portfolio may enter into a mortgage dollar roll (“MDR”) transaction in which the Portfolio agrees to both sell and purchase a similar, but not identical, TBA mortgage-backed security with the same issuer, rate, and term on a later date at a set price. MDRs are treated as purchases and sales, which may have the effect of increasing portfolio turnover rates, and result in realized gains and losses based on the agreed-upon fixed prices.
Transition of LIBOR-linked Reference Rates
Certain Portfolios have fixed income instruments that transitioned from using reference rates that were directly or indirectly linked to a U.S. Dollar London Interbank Offered Rate (“LIBOR”) setting to determine payment obligations, financing terms, or investment values.  The Portfolios may also have fixed income instruments with current fixed rates in which future scheduled variable rates are derived from a LIBOR rate that has yet to be transitioned by the issuer to an alternative representative reference rate.  Not all instruments may have alternative rate-setting provisions and some uncertainty remains regarding the willingness and ability of issuers to add future alternative rate-setting provisions. Parties to instruments that utilized LIBOR rates may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty that could impact future performance and valuation of affected instruments.
Operating Segments
In this reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”).  Adoption of the new standard impacted disclosures only and did not affect the Portfolios’ financial position nor the results of their operations.  An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (the “CODM”) to make decisions

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2024
about resources to be allocated to the segment and assess its performance, and has discrete financial information available.  The Fund’s Principal Executive Officer and Principal Financial Officer act together as each Portfolio’s CODM, which has determined that the Portfolios each have operated as a single segment since inception.  The CODM monitors the operating results of each Portfolio, as a whole, and each Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of the related Prospectus, based on the defined investment objectives and strategies that are executed by each Portfolio’s portfolio management team.  The financial information, in the form of the Portfolios’ holdings, total returns, expense ratios, and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess each Portfolio’s performance versus each Portfolio’s respective benchmark and to make resource allocation decisions for each Portfolio’s single segment, which is consistent with that presented within the Portfolios’ financial statements.  Segment assets are reflected on the Portfolios’ Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statements of Operations.
Subsequent Events
Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no subsequent events to report.
(3)Related Party and Other Transactions
The Fund has an Investment Advisory Agreement with CINV, an affiliate of ALIC.  Under the terms of this agreement, CINV provides portfolio management and investment advice to the Fund and administers its operations, subject to the supervision of the Board. This agreement is renewed annually upon the approval by the Board.  As compensation for its services, CINV receives advisory fees from the Fund calculated on the basis of each Portfolio's average daily net assets and the following current schedule of Board-approved annualized fee breakpoints.

AVIP Bond
0.60% of first $100 million
0.50% of next $150 million
0.45% of next $250 million
0.40% of next $500 million
0.30% of next $1 billion
0.25% over $2 billion
AVIP BlackRock Balanced Allocation
0.58% of first $100 million
0.50% of next $150 million
0.45% of next $250 million
0.40% of next $500 million
0.30% of next $1 billion
0.25% over $2 billion
AVIP BlackRock Advantage International Equity
0.72% of first $200 million
0.70% of next $800 million
0.66% over $1 billion
AVIP Fidelity Institutional AM® Equity Growth
0.68% of first $100 million
0.65% over $100 million
AVIP AB Small Cap
0.73% of first $400 million
0.675% of next $200 million
0.63% over $600 million
AVIP AB Mid Cap Core
0.715% of first $100 million
0.71% of next $200 million
0.69% of next $200 million
0.66% over $500 million
AVIP S&P 500® Index
0.40% of first $100 million
0.35% of next $150 million
0.33% over $250 million
AVIP BlackRock Advantage Large Cap Value
0.67% of first $500 million
0.65% over $500 million
AVIP Federated High Income Bond
0.75% of first $75 million
0.70% of next $75 million
0.65% of next $75 million
0.60% over $225 million
AVIP Nasdaq-100® Index
0.40% of first $100 million
0.35% of next $150 million
0.33% over $250 million
AVIP BlackRock Advantage Large Cap Core
0.64% of first $500 million
0.62% over $500 million
AVIP BlackRock Advantage Small Cap Growth
0.78% of first $100 million
0.75% of next $400 million
0.70% over $500 million
AVIP S&P MidCap 400® Index
0.40% of first $100 million
0.35% of next $150 million
0.33% over $250 million
AVIP BlackRock Advantage Large Cap Growth
0.66% of first $500 million
0.64% over $500 million
AVIP Constellation Dynamic Risk Balanced
0.88% of first $500 million
0.74% of next $1.3 billion
0.72% over $1.8 billion
AVIP Federated Core Plus Bond
0.56% of first $100 million
0.54% of next $150 million
0.50% of next $150 million
0.45% of next $350 million
0.43% over $750 million
AVIP Intech U.S. Low Volatility
0.575% of first $500 million
0.555% over $500 million
AVIP AB Relative Value
0.65% of first $100 million
0.61% of next $200 million
0.59% over $300 million
Each of the AVIP Constellation Managed Risk Portfolios
0.55% of first $1.5 billion
0.53% over $1.5 billion
Each of the AVIP Model Portfolios
0.40% of all net assets
Under the Investment Advisory Agreement, the Fund authorizes CINV to retain sub-advisers for all Portfolios of the Fund, subject to the approval of the Board. CINV has entered into sub-advisory agreements to manage the investment of certain Portfolios’ assets, as detailed below, subject to the supervision of CINV.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2024

AllianceBernstein, L.P. ("AB")
AVIP AB Small Cap
AVIP AB Mid Cap Core
AVIP AB Relative Value
BlackRock Investment Management, LLC ("BlackRock")
AVIP BlackRock Balanced Allocation
AVIP BlackRock Advantage International Equity
AVIP BlackRock Advantage Large Cap Value
AVIP BlackRock Advantage Large Cap Core
BlackRock (continued)
AVIP BlackRock Advantage Small Cap Growth
AVIP BlackRock Advantage Large Cap Growth
Federated Investment Management Company ("Federated")
AVIP Federated High Income Bond
AVIP Federated Core Plus Bond
FIAM LLC ("FIAM")
AVIP Fidelity Institutional AM® Equity Growth
Geode Capital Management, LLC ("Geode")
AVIP S&P 500® Index
AVIP Nasdaq-100® Index
AVIP S&P MidCap 400® Index
Intech Investment Management LLC ("Intech")
AVIP Intech U.S. Low Volatility
At meetings held on May 16, 2024 and July 1, 2024, the Board, including a majority of the Directors who are not “interested persons” (the “Independent Directors”) of the Fund approved the continuation of the Investment Advisory Agreement with CINV, with respect to the AVIP Constellation Dynamic Risk Balanced Portfolio, AVIP Constellation Managed Risk Balanced Portfolio, AVIP Constellation Managed Risk Moderate Growth Portfolio, and AVIP Constellation Managed Risk Growth Portfolio, as well as the termination of the sub-advisory agreements between CINV and Alliance Bernstein, L.P., prior sub-adviser to the AVIP Constellation Dynamic Risk Balanced Portfolio, and BlackRock Investment Management, LLC, prior sub-adviser to the AVIP Constellation Managed Risk Balanced Portfolio, AVIP Constellation Managed Risk Moderate Growth Portfolio, and AVIP Constellation Managed Risk Growth Portfolio.  Effective November 23, 2024, CINV assumed the day-to-day portfolio management of those four Portfolios and the investment strategies of those Portfolios were revised as a result.
The sub-advisers receive from CINV a sub-advisory fee calculated on the basis of average daily net assets and Board-approved schedules of annualized fee breakpoints.
BlackRock receives a sub-advisory fee from CINV on the aggregate average daily net assets of the AVIP BlackRock Advantage Large Cap Core Portfolio, AVIP BlackRock Advantage Large Cap Growth Portfolio, AVIP BlackRock Advantage Large Cap Value Portfolio, and the sub-advised equity sleeve of the AVIP BlackRock Balanced Allocation Portfolio.
The Investment Advisory Agreement allows for a portion of the expenses related to ALIC's compliance and legal staff to be incurred by the Fund and paid from the Fund to CINV. Pursuant to the service agreement among CINV, ALIC, and the Fund, ALIC has provided the personnel, services, and equipment necessary for the execution of the Fund’s regulation-mandated compliance functions and CINV has reimbursed ALIC for those costs allocated to the Fund. For the year ended December 31, 2024, the Fund incurred compliance expenses totaling $268,700, which are allocated to the Portfolios by equal dollar amounts on a daily basis. Expenses incurred by the Portfolios are reflected on the Statements of Operations as “Compliance expense”.
Pursuant to the Investment Advisory Agreement between CINV and the Fund, if the total expenses applicable to any Portfolio during any calendar quarter (excluding management fees, acquired fund fees and expenses, taxes, brokerage commissions, and interest expense) exceed 1%, on an annualized basis, evaluated quarterly, of such Portfolio’s average daily net asset value, CINV will reimburse the Portfolio for such excess expenses. There were no expense reimbursements associated with this agreement during the year ended December 31, 2024.
Pursuant to a service agreement among CINV, ALIC, and the Fund, ALIC has agreed to provide personnel and facilities to CINV on a cost-reimbursement basis. These personnel members include officers of the Fund. ALIC also provides clerical and administrative services and such supplies and equipment as may be reasonably required in order for CINV to properly perform its advisory function pursuant to the Investment Advisory Agreement. ALIC further performs duties to fulfill the transfer agent function on behalf of the Fund. Performance of these duties by ALIC and availability of facilities, personnel, supplies, and equipment does not represent an expense to the Fund in excess of the advisory fees paid to CINV.
Through prior Operating Expense Limitation Agreements, CINV contractually agreed to reimburse the Fund to the extent that the annual ordinary operating expenses of the AVIP Model Portfolios, excluding: portfolio transaction and other investment related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses associated with investments in derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 40 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan approved by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Fund officers and Directors and contractual indemnification of Portfolio service providers); and other expenses that the Directors agree would not have been incurred in the ordinary course of the Portfolio’s business, exceeded certain percentages of the average daily net assets.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2024
Expense limitations under the prior Operating Expense Limitation Agreements, which have all since expired, stated as percentages of the average daily net assets of the four AVIP Model Portfolios, where applicable, were as follows:
Portfolio	May 1, 2023 to April 30, 2024
AVIP Moderately Conservative Model	1.00%
AVIP Balanced Model	1.00%
For purposes of calculating the expenses subject to the prior Operating Expense Limitation Agreements, the annual operating expenses were those as presented pursuant to the Fund's prospectus requirements. The prospectus presentation of Fund expenses includes acquired fund fees and expenses, which is a calculation of the indirect costs associated with the Portfolios' underlying investments in other investment companies.
Under the terms of the prior Operating Expense Limitation Agreements, CINV was entitled to recover expenses waived or reimbursed for a period of up to three years from the date on which CINV reimbursed excess expenses.  No recoupment would occur unless a Portfolio's operating expenses were below the expense limitation amount in effect at the time of the waiver or reimbursement and the Portfolio's current expense limitation.  For the year ended December 31, 2024, CINV recouped previously reimbursed expenses from the AVIP Balanced Model Portfolio amounting to $68,000.  These recouped expenses were related to expenses reimbursed by CINV during the period May 1, 2020 to April 30, 2021.  For the year ended December 31, 2023, CINV recouped previously reimbursed expenses from the AVIP Moderately Conservative and  AVIP Balanced Model Portfolios amounting to $5,000 and $234,000, respectively. These recouped expenses were related to expenses reimbursed by CINV during the periods May 1, 2019 to April 30, 2020 and May 1, 2020 to April 30, 2021.
ALIC, NSLA, and certain variable separate account entities affiliated with ALIC and NSLA were parties to a correspondence letter filed with the SEC on March 28, 2022, which described the intent of those entities to execute a substitution of investment option pursuant to Commission Statement on Insurance Product Fund Substitution Applications, Release No. IC-34199. As outlined in the correspondence letter, those entities substituted shares of an unaffiliated fund available under certain variable contracts for shares of an affiliated fund option. In the substitution, each of ALIC and NSLA exercised its contractual rights to substitute shares of Franklin Multi-Asset Dynamic Multi-Strategy VIT (Class I) (the "Existing Portfolio"), an external fund not affiliated with the Fund, with shares of AVIP Constellation Dynamic Risk Balanced Portfolio. The substitution transactions occurred as cash redemptions of the Existing Portfolio's shares and cash subscriptions to the AVIP Constellation Dynamic Risk Balanced Portfolio’s shares on May 20, 2022.
In conjunction with the substitution transactions, the Fund entered into an expense limitation agreement with CINV, whereby, for a period of two years following the effective date of the substitution, the annual net operating expenses of the AVIP Constellation Dynamic Risk Balanced Portfolio would not exceed 1.01% (the annual net operating expenses of the Existing Portfolio for the fiscal year ended December 31, 2021), stated as an annualized ratio of the AVIP Constellation Dynamic Risk Balanced Portfolio’s total fund expenses as a percent of its average net assets.  This expense limitation included acquired fund fees and expenses from underlying funds in the calculation of allowable net operating expenses.  On May 20, 2024, two years after the effective date of the substitution, this set of expense limitations expired with no related reimbursement of expenses by CINV during the two-year period.
ALIC, NSLA, and certain variable separate account entities affiliated with ALIC and NSLA were parties to a correspondence letter filed with the SEC on July 22, 2022, which described the intent of those entities to execute a substitution of investment options pursuant to Commission Statement on Insurance Product Fund Substitution Applications, Release No. IC-34199. As outlined in the correspondence letter, those entities substituted shares of certain unaffiliated funds (the “Substitution 3 Unaffiliated Funds”) currently available under certain variable contracts for shares of different affiliated fund options (the “Substitution 3 Replacement AuguStarSM Variable Insurance Products Fund Portfolios”). The substitution transactions were:
Substitution 3 Unaffiliated Funds	Substitution 3 Replacement AuguStarSM Variable Insurance Products Fund Portfolios
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	AVIP BlackRock Advantage Large Cap Growth Portfolio
TOPS® Managed Risk Balanced ETF Portfolio (Class 2 and Class 3 Shares)	AVIP Constellation Managed Risk Balanced Portfolio
TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2 and Class 3 Shares)	AVIP Constellation Managed Risk Moderate Growth Portfolio
TOPS® Managed Risk Growth ETF Portfolio (Class 2 and Class 3 Shares)	AVIP Constellation Managed Risk Growth Portfolio

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2024
The substitution transactions occurred as cash redemptions of each Substitution 3 Unaffiliated Fund's shares and cash subscriptions of each Substitution 3 Replacement AuguStarSM Variable Insurance Products Fund Portfolio's shares on October 14, 2022.  In conjunction with the substitution transactions, CINV entered into expense limitation agreements with the Substitution 3 Replacement AuguStarSM Variable Insurance Products Fund Portfolios whereby, for a period of two years following the effective date of the substitution, the annual net operating expenses for each applicable Substitution 3 Replacement AuguStarSM Variable Insurance Products Fund Portfolio will not exceed the annual net operating expenses of the related Substitution 3 Unaffiliated Fund for the fiscal year ended December 31, 2021. This expense limitation included acquired fund fees and expenses from underlying funds in the calculation of allowable net operating expenses.  The net operating expense limitation for each Substitution 3 Replacement AuguStarSM Variable Insurance Products Fund Portfolio, stated as a percent of average net assets, are as follows:
Portfolio	Expense Limitation
AVIP BlackRock Advantage Large Cap Growth	0.85%
AVIP Constellation Managed Risk Balanced	0.75%
AVIP Constellation Managed Risk Moderate Growth	0.74%
AVIP Constellation Managed Risk Growth	0.74%
On October 14, 2024, two years after the effective date of the substitution, this set of expense limitations expired with no related reimbursement of expenses by CINV during the two-year period.
ALIC, NSLA, and certain variable separate account entities affiliated with ALIC and NSLA were parties to a correspondence letter filed with the SEC on July 10, 2023, which described the intent of those entities to execute a substitution of investment options pursuant to Commission Statement on Insurance Product Fund Substitution Applications, Release No. IC-34199. As outlined in the correspondence letter, those entities substituted shares of certain unaffiliated funds (the “Substitution 4 Unaffiliated Funds”) currently available under certain variable contracts for shares of different affiliated fund options (the “Substitution 4 Replacement AuguStarSM Variable Insurance Products Fund Portfolios”). The substitution transactions were:
Substitution 4 Unaffiliated Funds	Substitution 4 Replacement AuguStarSM Variable Insurance Products Fund Portfolios
PSF PGIM Jennison Focused Blend Portfolio (Class II)	AVIP Fidelity Institutional AM® Equity Growth Portfolio
Goldman Sachs Large Cap Value Fund (Institutional Shares and Service Shares)	AVIP S&P 500® Index Portfolio
PSF PGIM Jennison Growth Portfolio (Class II)	AVIP BlackRock Advantage Large Cap Growth Portfolio
LVIP JPMorgan Mid Cap Value Fund (Standard Class)	AVIP S&P MidCap 400® Index Portfolio
Allspring VT Discovery SMID Cap Growth Fund (Class 2)	AVIP S&P MidCap 400® Index Portfolio
Invesco V.I. Balanced-Risk Allocation Fund (Series II)	AVIP Constellation Dynamic Risk Balanced Portfolio
Western Asset Core Plus VIT Portfolio (Class II)	AVIP Federated Core Plus Bond Portfolio
The substitution transactions occurred as cash redemptions of each Substitution 4 Unaffiliated Fund's shares and cash subscriptions of each Substitution 4 Replacement AuguStarSM Variable Insurance Products Fund Portfolio's shares on August 25, 2023.  In conjunction with the substitution transactions, CINV entered into expense limitation agreements with the Substitution 4 Replacement AuguStarSM Variable Insurance Products Fund Portfolios whereby, for a period of two years following the effective date of the substitution, the annual net operating expenses for each applicable Substitution 4 Replacement AuguStarSM Variable Insurance Products Fund Portfolio will not exceed the annual net operating expenses of the related Substitution 4 Unaffiliated Fund for the fiscal year ended December 31, 2022.  This expense limitation included acquired fund fees and expenses from underlying funds in the calculation of allowable net operating expenses.  The net operating expense limitation for each Substitution 4 Replacement AuguStarSM Variable Insurance Products Fund Portfolio, stated as a percent of average net assets, are as follows:
Portfolio	Expense Limitation
AVIP Fidelity Institutional AM® Equity Growth	1.26%
AVIP S&P 500® Index Portfolio	0.71%
AVIP S&P MidCap 400® Index	0.73%
AVIP BlackRock Advantage Large Cap Growth	1.02%
AVIP Constellation Dynamic Risk Balanced	1.13%
AVIP Federated Core Plus Bond	0.76%
There were no recorded liabilities related to any of the aforementioned substitution-related expense limitation agreements at December 31, 2024, nor any reimbursement of expenses related to these agreements for the year ended December 31, 2024.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2024
For the year ended December 31, 2024, each Director was compensated based on an annual retainer fee of $170,000, paid quarterly. The Board chair received an additional quarterly retainer fee of $5,000, and the Audit Committee chair received an additional quarterly retainer fee of $2,500; each paid quarterly. For the year ended December 31, 2024, Directors’ compensation and reimbursement of expenses by the Portfolios of the Fund totaled $890,646.
The accounting agent and custodian for the Fund is State Street Bank and Trust Company (Boston, MA). For assets held outside of the United States, State Street Bank and Trust Company may use a foreign sub-custodian network that is subject to oversight and periodic approval of the Board.
Affiliated Cross-Trades
The Fund is permitted to purchase from, or sell securities to, other funds or accounts managed by CINV or the sub-advisers in accordance with Rule 17a-7 of the 40 Act and the Fund’s Policy Regarding Portfolio Cross Transactions, which has been approved by the Board.  Rule 17a-7 and the Fund’s policy were designed to ensure that any trades between the Fund and an affiliated fund or account ("cross-trades") are effected at the then-current market price and exclude broker commissions or other compensatory fees.
For the year ended December 31, 2024, the Fund engaged in the following affiliated cross-trades:
Portfolio	Purchases	Sales	Realized gain (loss)
AVIP Fidelity Institutional AM® Equity Growth	$2,645,631	$5,492,844	$1,238,341
AVIP S&P MidCap 400® Index Portfolio	$12,328	$ —	$ —
(4)Capital Share Transactions
Capital share transactions for the year ended December 31, 2024, and the year ended December 31, 2023, respectively, were as follows:
	AVIP Bond		AVIP BlackRock Balanced Allocation		AVIP BlackRock Advantage International Equity
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Capital shares issued on sales	3,678,074	1,259,723	355,311	480,921	1,890,328	883,221
Capital shares issued on reinvested distributions	465,388	441,835	359,142	231,891	522,596	880,383
Capital shares redeemed	(2,630,734)	(2,126,271)	(3,024,731)	(3,326,007)	(4,055,454)	(5,063,296)
Net increase (decrease)	1,512,728	(424,713)	(2,310,278)	(2,613,195)	(1,642,530)	(3,299,692)

	AVIP Fidelity Institutional AM® Equity Growth		AVIP AB Small Cap		AVIP AB Mid Cap Core
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024[1]	December 31, 2023[1]	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Capital shares issued on sales	284,812	4,224,891	611,282	846,860	132,684	177,293
Capital shares issued on reinvested distributions	494,668	777,862	37,097	—	11,463	13,410
Capital shares redeemed	(1,628,882)	(959,479)	(2,010,495)	(2,138,098)	(589,709)	(538,919)
Net increase (decrease)	(849,402)	4,043,274	(1,362,116)	(1,291,238)	(445,562)	(348,216)

1
Effective August 16, 2024, the Fund instituted a reverse share split, whereby shareholders of the Portfolio received one share for every ten shares previously held.  The capital share transactions prior to that date have been adjusted to give effect to the reverse split.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2024

	AVIP S&P 500® Index		AVIP BlackRock Advantage Large Cap Value		AVIP Federated High Income Bond
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Capital shares issued on sales	1,583,013	3,848,159	429,311	415,564	1,002,383	493,699
Capital shares issued on reinvested distributions	2,301,921	1,685,082	340,451	356,797	371,348	404,830
Capital shares redeemed	(7,371,017)	(6,397,100)	(2,354,883)	(1,772,857)	(1,394,202)	(1,202,913)
Net increase (decrease)	(3,486,083)	(863,859)	(1,585,121)	(1,000,496)	(20,471)	(304,384)

	AVIP Nasdaq-100® Index		AVIP BlackRock Advantage Large Cap Core		AVIP BlackRock Advantage Small Cap Growth
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Capital shares issued on sales	1,939,820	1,446,326	226,578	262,682	504,887	548,707
Capital shares issued on reinvested distributions	3,146,338	1,373,338	293,788	144,929	4,527	—
Capital shares redeemed	(4,837,819)	(4,601,601)	(2,384,467)	(2,289,703)	(1,407,572)	(1,522,104)
Net increase (decrease)	248,339	(1,781,937)	(1,864,101)	(1,882,092)	(898,158)	(973,397)

	AVIP S&P MidCap 400® Index		AVIP BlackRock Advantage Large Cap Growth		AVIP Constellation Dynamic Risk Balanced
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Capital shares issued on sales	2,712,724	9,740,582	829,128	5,715,104	1,783,593	24,878,946
Capital shares issued on reinvested distributions	1,259,729	1,325,429	4,994,160	412,755	1,608,727	989,598
Capital shares redeemed	(5,700,259)	(4,448,554)	(13,452,260)	(11,451,146)	(20,896,626)	(17,105,486)
Net increase (decrease)	(1,727,806)	6,617,457	(7,628,972)	(5,323,287)	(17,504,306)	8,763,058

	AVIP Federated Core Plus Bond		AVIP Intech U.S. Low Volatility		AVIP AB Relative Value
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Capital shares issued on sales	6,454,505	10,380,878	1,002,884	3,272,998	385,499	616,649
Capital shares issued on reinvested distributions	1,860,668	1,563,161	769,027	805,876	155,211	133,684
Capital shares redeemed	(12,102,609)	(9,855,471)	(15,244,641)	(14,467,474)	(2,251,684)	(1,764,060)
Net increase (decrease)	(3,787,436)	2,088,568	(13,472,730)	(10,388,600)	(1,710,974)	(1,013,727)

	AVIP Constellation Managed Risk Balanced		AVIP Constellation Managed Risk Moderate Growth		AVIP Constellation Managed Risk Growth
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Capital shares issued on sales	2,231,862	1,384,998	1,013,757	1,689,959	910,275	1,317,313
Capital shares issued on reinvested distributions	1,433,569	688,292	1,573,715	—	1,473,592	—
Capital shares redeemed	(12,133,882)	(12,683,920)	(7,565,160)	(7,550,750)	(6,446,663)	(6,484,962)
Net increase (decrease)	(8,468,451)	(10,610,630)	(4,977,688)	(5,860,791)	(4,062,796)	(5,167,649)

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2024

	AVIP Moderately Conservative Model		AVIP Balanced Model		AVIP Moderate Growth Model
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Capital shares issued on sales	505,643	472,694	1,307,715	1,396,393	1,211,559	1,460,234
Capital shares issued on reinvested distributions	470,319	1,550,089	1,324,956	8,515,020	1,984,237	20,531,383
Capital shares redeemed	(3,386,176)	(4,170,427)	(13,226,604)	(11,815,189)	(22,879,324)	(18,442,948)
Net increase (decrease)	(2,410,214)	(2,147,644)	(10,593,933)	(1,903,776)	(19,683,528)	3,548,669

	AVIP Growth Model
	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Capital shares issued on sales	321,704	316,085
Capital shares issued on reinvested distributions	373,699	5,576,790
Capital shares redeemed	(4,332,210)	(4,293,218)
Net increase (decrease)	(3,636,807)	1,599,657
(5)Investment Transactions
Cost of purchases and proceeds from sales of investments (excluding short-term and government securities) for the year ended December 31, 2024 were as follows:
	AVIP Bond	AVIP BlackRock Balanced Allocation	AVIP BlackRock Advantage International Equity	AVIP Fidelity Institutional AM® Equity Growth	AVIP AB Small Cap
Cost of purchases	$57,852,600	$244,603,062	$528,490,153	$70,735,228	$115,343,336
Proceeds from sales	$41,242,993	$321,881,383	$558,911,164	$95,589,632	$135,477,703

	AVIP AB Mid Cap Core	AVIP S&P 500® Index	AVIP BlackRock Advantage Large Cap Value	AVIP Federated High Income Bond	AVIP Nasdaq-100® Index
Cost of purchases	$58,461,606	$49,878,113	$146,892,604	$43,682,020	$31,508,143
Proceeds from sales	$73,657,872	$287,617,507	$184,573,838	$40,237,713	$84,070,299

	AVIP BlackRock Advantage Large Cap Core	AVIP BlackRock Advantage Small Cap Growth	AVIP S&P MidCap 400® Index	AVIP BlackRock Advantage Large Cap Growth	AVIP Constellation Dynamic Risk Balanced
Cost of purchases	$234,675,609	$67,707,253	$125,690,495	$477,408,116	$1,514,881,936
Proceeds from sales	$306,052,639	$93,761,537	$196,510,248	$603,297,490	$1,858,532,934

	AVIP Federated Core Plus Bond	AVIP Intech U.S. Low Volatility	AVIP AB Relative Value	AVIP Constellation Managed Risk Balanced	AVIP Constellation Managed Risk Moderate Growth
Cost of purchases	$153,589,660	$510,035,181	$64,326,475	$28,769,954	$67,447,467
Proceeds from sales	$178,369,521	$665,670,362	$85,245,215	$111,201,799	$135,253,014

	AVIP Constellation Managed Risk Growth	AVIP Moderately Conservative Model	AVIP Balanced Model	AVIP Moderate Growth Model	AVIP Growth Model
Cost of purchases	$29,318,593	$34,197,813	$120,635,417	$217,476,475	$43,089,954
Proceeds from sales	$86,165,117	$58,334,857	$224,863,050	$406,717,326	$75,840,910

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2024
Cost of purchases and proceeds from sales of government securities for the year ended December 31, 2024 were as follows:
	AVIP Bond	AVIP BlackRock Balanced Allocation	AVIP Constellation Dynamic Risk Balanced	AVIP Federated Core Plus Bond
Cost of purchases	$20,237,500	$15,173,438	$515,631,674	$142,244,510
Proceeds from sales	$6,745,000	$23,425,084	$456,979,976	$146,631,730
(6)Financial Instruments
The Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investment objectives.  These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.
Options
A Portfolio may buy call and put options. In purchasing call options, a Portfolio pays the seller of the call option a premium for the right of the Portfolio to buy the underlying securities from the seller at a specified exercise price prior to the expiration of the option. In purchasing put options, a Portfolio pays the seller of the put option a premium for the right to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. In order to terminate its position as the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the sale of an option on the same underlying securities and having the same exercise price and expiration date as the option previously purchased by the Portfolio.
When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.
The AVIP Constellation Dynamic Risk Balanced Portfolio held purchased call and put options associated with the S&P 500® Index or related exchange traded fund during the year ended December 31, 2024.  These instruments were used by the Portfolio to provide for the Portfolio’s stated risk management strategy. Transactions involving purchased options by the AVIP Constellation Dynamic Risk Balanced Portfolio for the year ended December 31, 2024 were: Cost of purchases: $26.2 million, Proceeds from sales: $137.5 million.
Purchased options are non-income producing securities.
Futures Contracts
A Portfolio may buy or sell futures contracts relating to stock indices, foreign currencies, or interest rates.  Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indices such as the S&P 500® Index or on narrow-based stock indices. A particular index will be selected pursuant to the investment strategy for the particular Portfolio.  Foreign currency futures contracts are contracts traded on commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the value of a stated foreign currency in relation to the U.S. dollar, or other currency, on the last day of the contract and the relative value of those currencies on the date of executing the contract.  Foreign currency futures may be valued by exchange rates that are based on the relative value of a variety of foreign currencies.  An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of, and payment for, financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2024
The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.
The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.
Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, the party on the side of the declining position will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Variation margin is recognized as a receivable and/or payable for variation margin on futures contracts on the Statement of Assets and Liabilities. In the event of a bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. CINV and the sub-advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business.
Portions of certain Portfolios’ securities and cash holdings, as noted on those Portfolios’ Schedules of Investments, were pledged at December 31, 2024 as collateral for the Portfolios’ futures contracts.  Cash holdings pledged are noted as "Cash subject to usage restrictions" on the Statements of Assets and Liabilities.  The futures contracts, except those held by the AVIP Constellation Dynamic Risk Balanced, AVIP Federated Core Plus Bond, and AVIP Constellation Managed Risk Portfolios, were used for the purpose of gaining equity exposure for cash and cash equivalents, thereby seeking to lessen a performance difference between the Portfolios and their respective benchmark indices. For the AVIP Constellation Dynamic Risk Balanced and AVIP Constellation Managed Risk Portfolios, futures contracts were used to provide for the Portfolios' respective stated risk management strategies. For the AVIP Federated Core Plus Bond Portfolio, futures contracts were used to manage total exposure to underlying investments, to manage interest rate risk, or to otherwise execute the Portfolio's stated investment strategy.  There were other futures contracts executed and closed in the Portfolios during the year ended December 31, 2024.  Those contracts were executed for similar purposes as the contracts outstanding at December 31, 2024.  For the year ended December 31, 2024, the notional values of futures contracts opened and closed prior to contract settlement date by the Portfolios were as follows:
Portfolio	Collateral Pledged	Futures Contracts Opened (in millions)	Futures Contracts Closed (in millions)
AVIP BlackRock Balanced Allocation	Portions of cash holdings	$72.5	$74.6
AVIP BlackRock Advantage International Equity	Portions of cash holdings	88.3	88.5
AVIP S&P 500® Index	Portions of cash holdings and securities	287.7	280.6
AVIP BlackRock Advantage Large Cap Value	Portions of cash holdings	55.8	55.5
AVIP Nasdaq-100® Index	Portions of cash holdings and securities	67.4	66.9
AVIP BlackRock Advantage Large Cap Core	Portions of cash holdings	85.9	87.2
AVIP BlackRock Advantage Small Cap Growth	Portions of cash holdings	45.3	44.8
AVIP S&P MidCap 400® Index	Portions of cash holdings and securities	123.3	122.2
AVIP BlackRock Advantage Large Cap Growth	Portions of cash holdings	143.4	146.9
AVIP Constellation Dynamic Risk Balanced	Portions of cash holdings	3,326.9	3,815.9
AVIP Federated Core Plus Bond	Portions of securities	975.0	968.4
AVIP Constellation Managed Risk Balanced	Portions of cash holdings	622.8	730.4
AVIP Constellation Managed Risk Moderate Growth	Portions of cash holdings	382.6	459.5
AVIP Constellation Managed Risk Growth	Portions of cash holdings	421.6	496.0
The values and financial statement effects of derivative instruments that were not accounted for as hedging instruments as of, and for, the year ended December 31, 2024, were as follows:
Portfolio	Instrument	Primary Risk Type	Fair Value- Asset Derivatives	Fair Value- Liability Derivatives	Location on Statements of Assets and Liabilities
AVIP BlackRock Balanced Allocation	Futures contracts	Equity price	$ —	$(22,396)	(1)

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2024
Portfolio	Instrument	Primary Risk Type	Fair Value- Asset Derivatives	Fair Value- Liability Derivatives	Location on Statements of Assets and Liabilities
AVIP BlackRock Advantage International Equity	Futures contracts	Equity price	$—	$(132,660)	(1)
AVIP S&P 500® Index	Futures contracts	Equity price	—	(36,372)	(1)
AVIP BlackRock Advantage Large Cap Value	Futures contracts	Equity price	—	(103,436)	(1)
AVIP Nasdaq-100® Index	Futures contracts	Equity price	—	(62,402)	(1)
AVIP BlackRock Advantage Large Cap Core	Futures contracts	Equity price	—	(90,332)	(1)
AVIP BlackRock Advantage Small Cap Growth	Futures contracts	Equity price	—	(121,575)	(1)
AVIP S&P MidCap 400® Index	Futures contracts	Equity price	—	(190,069)	(1)
AVIP BlackRock Advantage Large Cap Growth	Futures contracts	Equity price	—	(94,362)	(1)
AVIP Constellation Dynamic Risk Balanced	Futures contracts	Equity price	—	(479,916)	(1)
	Futures contracts	Interest rate	—	(3,079,794)	(1)
AVIP Federated Core Plus Bond	Futures contracts	Interest rate	506,742	(123,428)	(1)
AVIP Constellation Managed Risk Balanced	Futures contracts	Equity price	—	(588,820)	(1)
	Futures contracts	Interest rate	—	(455,482)	(1)
AVIP Constellation Managed Risk Moderate Growth	Futures contracts	Equity price	—	(416,164)	(1)
AVIP Constellation Managed Risk Growth	Futures contracts	Equity price	—	(772,794)	(1)

(1)
Total distributable earnings.  The amounts represent the cumulative appreciation (depreciation) of these futures contracts as reported in the Statements of Assets and Liabilities.  Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities as receivable (payable) for variation margin on futures contracts. Each Portfolio's Schedule of Open Futures Contracts details the values by futures contract type.
Portfolio	Instrument	Primary Risk Type	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income	Location on Statements of Operations
AVIP BlackRock Balanced Allocation	Futures contracts	Equity price	$790,727	$(123,488)	(1),(2)
AVIP BlackRock Advantage International Equity	Futures contracts	Equity price	227,876	(345,962)	(1),(2)
AVIP S&P 500® Index	Futures contracts	Equity price	1,526,113	(48,833)	(1),(2)
AVIP BlackRock Advantage Large Cap Value	Futures contracts	Equity price	692,907	(181,330)	(1),(2)
AVIP Nasdaq-100® Index	Futures contracts	Equity price	317,258	(80,855)	(1),(2)
AVIP BlackRock Advantage Large Cap Core	Futures contracts	Equity price	828,731	(231,459)	(1),(2)
AVIP BlackRock Advantage Small Cap Growth	Futures contracts	Equity price	618,968	(128,142)	(1),(2)
AVIP S&P MidCap 400® Index	Futures contracts	Equity price	439,721	(143,114)	(1),(2)
AVIP BlackRock Advantage Large Cap Growth	Futures contracts	Equity price	1,217,480	(238,109)	(1),(2)

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2024
Portfolio	Instrument	Primary Risk Type	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income	Location on Statements of Operations
AVIP Constellation Dynamic Risk Balanced	Futures contracts	Equity price	$17,517,607	$(7,194,298)	(1),(2)
	Futures contracts	Interest rate	(6,139,858)	(22,326,457)	(1),(2)
	Purchased options	Equity price	41,483,890	(3,595,564)	(3),(4)
AVIP Federated Core Plus Bond	Futures contracts	Interest rate	(682,684)	(175,748)	(1),(2)
AVIP Constellation Managed Risk Balanced	Futures contracts	Equity price	7,752,734	(2,377,803)	(1),(2)
	Futures contracts	Interest rate	175,295	86,798	(1),(2)
	Futures contracts	Foreign currency	(545,853)	(822,702)	(1),(2)
AVIP Constellation Managed Risk Moderate Growth	Futures contracts	Equity price	5,244,440	(1,600,857)	(1),(2)
	Futures contracts	Interest rate	232,808	1,415,199	(1),(2)
	Futures contracts	Foreign currency	(541,640)	(693,325)	(1),(2)
AVIP Constellation Managed Risk Growth	Futures contracts	Equity price	7,951,358	(2,152,514)	(1),(2)
	Futures contracts	Interest rate	223,036	1,250,130	(1),(2)
	Futures contracts	Foreign currency	(631,152)	(751,073)	(1),(2)

(1)
Net realized gain (loss) on futures contracts.
(2)
Change in unrealized appreciation/depreciation on futures contracts.
(3)
Net realized gain (loss) on investments in securities of unaffiliated issuers.
(4)
Change in unrealized appreciation/depreciation on investments in securities of unaffiliated issuers.
The Portfolios may enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar agreements with their derivative contract counterparties whereby the Portfolios may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables and create one single net payment. For financial reporting purposes, the Portfolios offset derivative assets and liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. At December 31, 2024, there were no outstanding derivative transactions subject to netting arrangements.
(7)Federal Income Tax Information
The following information is presented on a federal income tax basis. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Reclassifications related to permanent differences relate principally to consent dividends, foreign currency gains and losses, net investment losses, and distributions from real estate investment trusts and closed end mutual funds.
At December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains (Losses)	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)(1)	Total Accumulated Earnings (Deficit)
AVIP Bond	$8,660,818	$—	$8,660,818	$(5,936,771)	$(20,579,942)	$(17,855,895)
AVIP BlackRock Balanced Allocation	20,642,533	35,935,016	56,577,549	—	51,181,703	107,759,252
AVIP BlackRock Advantage International Equity	7,822,867	2,050,395	9,873,262	—	6,230,163	16,103,425

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2024
Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains (Losses)	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)(1)	Total Accumulated Earnings (Deficit)
AVIP Fidelity Institutional AM® Equity Growth	$10,765,925	$11,802,936	$22,568,861	—	$24,850,451	$47,419,312
AVIP AB Small Cap	97,948	—	97,948	(8,133,482)	6,923,971	(1,111,563)
AVIP AB Mid Cap Core	618,592	1,425,533	2,044,125	—	4,961,047	7,005,172
AVIP S&P 500® Index	13,082,020	145,195,854	158,277,874	—	540,556,599	698,834,473
AVIP BlackRock Advantage Large Cap Value	15,168,935	11,197,551	26,366,486	—	13,176,679	39,543,165
AVIP Federated High Income Bond	6,904,427	—	6,904,427	(19,275,237)	(3,500,107)	(15,870,917)
AVIP Nasdaq-100® Index	1,107,480	46,046,024	47,153,504	—	106,808,825	153,962,329
AVIP BlackRock Advantage Large Cap Core	17,794,841	34,994,146	52,788,987	—	77,765,380	130,554,367
AVIP BlackRock Advantage Small Cap Growth	33,547	4,913,184	4,946,731	—	(1,151,151)	3,795,580
AVIP S&P MidCap 400® Index	19,913,806	40,496,987	60,410,793	—	75,517,085	135,927,878
AVIP BlackRock Advantage Large Cap Growth	51,071,236	82,528,517	133,599,753	—	84,248,947	217,848,700
AVIP Constellation Dynamic Risk Balanced	42,994,890	204,569,541	247,564,431	—	(24,540,466)	223,023,965
AVIP Federated Core Plus Bond	20,456,299	—	20,456,299	(61,461,758)	(43,456,628)	(84,462,087)
AVIP Intech U.S. Low Volatility	36,204,591	65,454,699	101,659,290	—	58,197,489	159,856,779
AVIP AB Relative Value	1,468,048	8,893,309	10,361,357	—	15,793,951	26,155,308
AVIP Constellation Managed Risk Balanced	13,762,703	—	13,762,703	(3,624,858)	53,333,412	63,471,257
AVIP Constellation Managed Risk Moderate Growth	12,758,696	31,180,836	43,939,532	—	85,400,078	129,339,610
AVIP Constellation Managed Risk Growth	11,865,942	22,314,875	34,180,817	—	107,565,181	141,745,998
AVIP Moderately Conservative Model	4,660,203	1,924,046	6,584,249	—	(3,959,757)	2,624,492
AVIP Balanced Model	16,562,913	17,906,723	34,469,636	—	20,677,640	55,147,276
AVIP Moderate Growth Model	27,839,135	24,373,047	52,212,182	—	91,843,254	144,055,436
AVIP Growth Model	5,748,451	5,168,233	10,916,684	—	27,465,803	38,382,487

(1)
The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributed primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/(losses) on certain instruments.
For federal income tax purposes, the following Portfolios had capital loss carryforwards ("CLCF") as of December 31, 2024 that are available to offset future realized gains, if any:
Portfolio	Total Loss Carryforward	No Expiration Short Term	No Expiration Long Term	CLCO Utilized
AVIP Bond Portfolio	$5,936,771	$279,000	$5,657,771	$ —
AVIP BlackRock Advantage International Equity Portfolio	—	—	—	33,814,609
AVIP AB Small Cap Portfolio	8,133,482	995,937	7,137,545	15,329,756
AVIP AB Mid Cap Core Portfolio	—	—	—	7,302,640
AVIP Federated High Income Bond Portfolio	19,275,237	67,875	19,207,362	—
AVIP BlackRock Advantage Small Cap Growth Portfolio	—	—	—	10,456,922
AVIP Constellation Dynamic Risk Balanced Portfolio	—	—	—	28,860,470
AVIP Federated Core Plus Bond Portfolio	61,461,758	28,182,733	33,279,025	—
AVIP Intech U.S. Low Volatility Portfolio	—	—	—	7,542,675
AVIP AB Relative Value Portfolio	—	—	—	2,779,635
AVIP Constellation Managed Risk Balanced Portfolio	3,624,858	3,466,060	158,798	12,701,148
AVIP Balanced Model Portfolio	—	—	—	1,198,492
AVIP Moderate Growth Model Portfolio	—	—	—	17,139,108
AVIP Growth Model Portfolio	—	—	—	6,775,926

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2024
The cost basis for federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of investments at December 31, 2024 for federal income tax purposes.
	AVIP Bond	AVIP BlackRock Balanced Allocation	AVIP BlackRock Advantage International Equity	AVIP Fidelity Institutional AM® Equity Growth	AVIP AB Small Cap	AVIP AB Mid Cap Core
Gross unrealized:
Appreciation	$524,770	$70,661,579	$21,914,490	$26,596,537	$14,927,708	$10,337,487
Depreciation	(21,104,712)	(19,479,876)	(15,587,175)	(1,744,429)	(8,003,737)	(5,376,518)
Net unrealized appreciation (depreciation)	$(20,579,942)	$51,181,703	$6,327,315	$24,852,108	$6,923,971	$4,960,969
Aggregate cost of investments:	$264,312,217	$337,026,967	$327,009,970	$100,219,832	$104,716,018	$70,428,073

	AVIP S&P 500® Index	AVIP BlackRock Advantage Large Cap Value	AVIP Federated High Income Bond	AVIP Nasdaq-100® Index	AVIP BlackRock Advantage Large Cap Core	AVIP BlackRock Advantage Small Cap Growth
Gross unrealized:
Appreciation	$567,397,774	$22,286,743	$1,174,438	$112,287,788	$85,695,681	$25,293,197
Depreciation	(26,841,175)	(9,097,904)	(4,674,545)	(5,478,963)	(7,930,301)	(26,444,348)
Net unrealized appreciation (depreciation)	$540,556,599	$13,188,839	$(3,500,107)	$106,808,825	$77,765,380	$(1,151,151)
Aggregate cost of investments:	$657,948,851	$173,470,915	$126,493,941	$161,016,296	$250,719,021	$129,232,831

	AVIP S&P MidCap 400® Index	AVIP BlackRock Advantage Large Cap Growth	AVIP Constellation Dynamic Risk Balanced	AVIP Federated Core Plus Bond	AVIP Intech U.S. Low Volatility	AVIP AB Relative Value
Gross unrealized:
Appreciation	$100,854,437	$93,517,682	$2,369,399	$2,190,723	$71,578,059	$18,905,010
Depreciation	(25,337,352)	(9,268,735)	(26,909,865)	(45,647,351)	(13,380,570)	(3,111,059)
Net unrealized appreciation (depreciation)	$75,517,085	$84,248,947	$(24,540,466)	$(43,456,628)	$58,197,489	$15,793,951
Aggregate cost of investments:	$456,548,349	$388,367,277	$1,228,356,514	$579,474,769	$563,218,140	$99,962,376

	AVIP Constellation Managed Risk Balanced	AVIP Constellation Managed Risk Moderate Growth	AVIP Constellation Managed Risk Growth	AVIP Moderately Conservative Model	AVIP Balanced Model	AVIP Moderate Growth Model
Gross unrealized:
Appreciation	$60,234,542	$86,448,865	$109,499,005	$4,646,834	$42,528,837	$112,974,277
Depreciation	(6,901,130)	(1,048,787)	(1,933,824)	(8,606,591)	(21,851,197)	(21,131,023)
Net unrealized appreciation (depreciation)	$53,333,412	$85,400,078	$107,565,181	$(3,959,757)	$20,677,640	$91,843,254
Aggregate cost of investments:	$473,575,247	$376,959,504	$314,655,209	$183,377,400	$692,753,261	$1,307,147,895

AVIP Growth Model
Gross unrealized:
Appreciation	$29,155,084
Depreciation	(1,689,281)
Net unrealized appreciation	$27,465,803
Aggregate cost of investments:	$312,876,796

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2024
The tax character of cash distributions paid to shareholders for the year ended December 31, 2024, as well as other reclassifications of capital accounts due to permanent tax differences, were as follows (in aggregate):
	Distributions Paid to Shareholders			Other Reclassifications
Portfolio	Ordinary Income*	Net Long-Term Capital Gains	Total Distribution	Paid-in Capital	Total Distributable Earnings
AVIP Bond	$8,037,254	$ —	$8,037,254	$ —	$ —
AVIP BlackRock Balanced Allocation	8,724,979	4,437,588	13,162,567	—	—
AVIP BlackRock Advantage International Equity	8,596,710	—	8,596,710	—	—
AVIP Fidelity Institutional AM® Equity Growth	1,355,287	7,138,154	8,493,441	—	—
AVIP AB Small Cap	491,912	—	491,912	—	—
AVIP AB Mid Cap Core	359,724	—	359,724	(117)	117
AVIP S&P 500® Index	14,917,091	81,648,505	96,565,596	(473)	473
AVIP BlackRock Advantage Large Cap Value	6,744,337	—	6,744,337	(1,643)	1,643
AVIP Federated High Income Bond	7,055,612	—	7,055,612	—	—
AVIP Nasdaq-100® Index	1,314,266	49,750,808	51,065,074	—	—
AVIP BlackRock Advantage Large Cap Core	6,628,542	4,253,347	10,881,889	—	—
AVIP BlackRock Advantage Small Cap Growth	106,070	—	106,070	—	—
AVIP S&P MidCap 400® Index	6,944,524	19,421,611	26,366,135	—	—
AVIP BlackRock Advantage Large Cap Growth	40,270,909	8,721,793	48,992,702	—	—
AVIP Constellation Dynamic Risk Balanced	25,112,235	—	25,112,235	—	—
AVIP Federated Core Plus Bond	17,192,571	—	17,192,571	—	—
AVIP Intech U.S. Low Volatility	9,320,606	—	9,320,606	—	—
AVIP AB Relative Value	1,896,675	—	1,896,675	—	—
AVIP Constellation Managed Risk Balanced	14,636,740	—	14,636,740	—	—
AVIP Constellation Managed Risk Moderate Growth	15,104,679	5,385,086	20,489,765	—	—
AVIP Constellation Managed Risk Growth	15,940,462	4,100,377	20,040,839	—	—
AVIP Moderately Conservative Model	4,649,759	598,998	5,248,757	—	—
AVIP Balanced Model	15,131,002	—	15,131,002	—	—
AVIP Moderate Growth Model	23,374,317	—	23,374,317	—	—
AVIP Growth Model	4,506,813	—	4,506,813	—	—
* Ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
The tax character of cash distributions paid to shareholders for the year ended December 31, 2023, as well as other reclassifications of capital accounts due to permanent tax differences, were as follows (in aggregate):
	Distributions Paid to Shareholders			Other Reclassifications
Portfolio	Ordinary Income*	Net Long-Term Capital Gains	Total Distribution	Paid-in Capital	Total Distributable Earnings
AVIP Bond	$7,069,354	$—	$7,069,354	$—	$—
AVIP BlackRock Balanced Allocation	7,063,412	—	7,063,412	—	—
AVIP BlackRock Advantage International Equity	12,519,043	—	12,519,043	—	—
AVIP Fidelity Institutional AM® Equity Growth	—	10,656,713	10,656,713	1,962	(1,962)
AVIP AB Small Cap	—	—	—	(10,841)	10,841
AVIP AB Mid Cap Core	357,918	—	357,918	(589)	589
AVIP S&P 500® Index	13,578,185	47,506,035	61,084,220	(3,052)	3,052
AVIP BlackRock Advantage Large Cap Value	3,872,281	2,121,907	5,994,188	(4,160)	4,160
AVIP Federated High Income Bond	7,303,133	—	7,303,133	—	—
AVIP Nasdaq-100® Index	1,186,637	20,800,506	21,987,143	—	—
AVIP BlackRock Advantage Large Cap Core	3,245,873	1,084,614	4,330,487	—	—
AVIP BlackRock Advantage Small Cap Growth	—	—	—	(22,818)	22,818
AVIP S&P MidCap 400® Index	3,991,694	21,005,889	24,997,583	—	—
AVIP BlackRock Advantage Large Cap Growth	600,783	2,866,359	3,467,142	—	—
AVIP Constellation Dynamic Risk Balanced	13,033,001	—	13,033,001	—	—

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2024
	Distributions Paid to Shareholders			Other Reclassifications
Portfolio	Ordinary Income*	Net Long-Term Capital Gains	Total Distribution	Paid-in Capital	Total Distributable Earnings
AVIP Federated Core Plus Bond	$13,552,610	$—	$13,552,610	$—	$—
AVIP Intech U.S. Low Volatility	8,163,527	—	8,163,527	—	—
AVIP AB Relative Value	1,395,666	—	1,395,666	—	—
AVIP Constellation Managed Risk Balanced	6,229,046	—	6,229,046	—	—
AVIP Moderately Conservative Model	8,306,876	7,287,022	15,593,898	—	—
AVIP Balanced Model	37,378,005	48,283,102	85,661,107	—	—
AVIP Moderate Growth Model	85,320,715	123,072,823	208,393,538	—	—
AVIP Growth Model	22,630,537	34,475,800	57,106,337	—	—
* Ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

AuguStarSM Variable Insurance Products Fund, Inc.
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
 AuguStarSM Variable Insurance Products Fund, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of AVIP Bond Portfolio, AVIP BlackRock Balanced Allocation Portfolio, AVIP BlackRock Advantage International Equity Portfolio, AVIP Fidelity Institutional AM® Equity Growth Portfolio, AVIP AB Small Cap Portfolio, AVIP AB Mid Cap Core Portfolio, AVIP S&P 500® Index Portfolio, AVIP BlackRock Advantage Large Cap Value Portfolio, AVIP Federated High Income Bond Portfolio, AVIP Nasdaq-100® Index Portfolio, AVIP BlackRock Advantage Large Cap Core Portfolio, AVIP BlackRock Advantage Small Cap Growth Portfolio, AVIP S&P MidCap 400® Index Portfolio, AVIP BlackRock Advantage Large Cap Growth Portfolio, AVIP Constellation Dynamic Risk Balanced Portfolio (formerly AVIP AB Risk Managed Balanced Portfolio), AVIP Federated Core Plus Bond Portfolio, AVIP Intech U.S. Low Volatility Portfolio, AVIP AB Relative Value Portfolio, AVIP Constellation Managed Risk Balanced Portfolio (formerly AVIP iShares Managed Risk Balanced Portfolio), AVIP Constellation Managed Risk Moderate Growth Portfolio (formerly AVIP iShares Managed Risk Moderate Growth Portfolio), AVIP Constellation Managed Risk Growth Portfolio (formerly AVIP iShares Managed Risk Growth Portfolio), AVIP Moderately Conservative Model Portfolio, AVIP Balanced Model Portfolio, AVIP Moderate Growth Model Portfolio, and AVIP Growth Model Portfolio (each a Portfolio and collectively, the Portfolios of AuguStarSM Variable Insurance Products Fund, Inc.), including the schedules of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolios as of December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with custodians, brokers, and transfer agents, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more AuguStarSM Variable Insurance Products Fund, Inc. investment companies since 1969.
Columbus, Ohio
February 20, 2025

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Additional Information
December 31, 2024 (Unaudited)
(1)Review and Renewal of Investment Advisory Agreements for Certain Existing Portfolios
At meetings held on May 16, 2024 and July 1, 2024, the Board of Directors (the “Board” or “Directors”), including a majority of the Directors who are not “interested persons” (the “Independent Directors”) of AuguStar Variable Insurance Products Fund, Inc. (the “Fund”), approved the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) with Constellation Investments, Inc. (“Adviser”) with respect to the AVIP AB Risk Managed Balanced Portfolio, AVIP iShares Managed Risk Balanced Portfolio, AVIP iShares Managed Risk Moderate Growth Portfolio, and AVIP iShares Managed Risk Growth Portfolio, and the termination of the sub-advisory agreements (each a “Sub-Advisory Agreement”) with AllianceBernstein, L.P. (“AB”), sub-adviser to the AVIP AB Risk Managed Balanced Portfolio, and BlackRock Investment Management, LLC (“BlackRock”), sub-adviser to the AVIP iShares Managed Risk Balanced Portfolio, AVIP iShares Managed Risk Moderate Growth Portfolio and AVIP iShares Managed Risk Growth Portfolio (each a “Sub-Adviser,” and together the “Sub-Advisers”).  The Directors noted that they previously approved the Advisory Agreement and the Sub-Advisory Agreements at a meeting held on November 17, 2023. The Independent Directors were separately represented by independent legal counsel in connection with their consideration of the approval of the continuation and termination of these agreements.
The Directors noted that the Adviser proposed assuming day-to-day responsibility for the management of the investment portfolios (each, a “Portfolio”) listed above.  The Directors also noted that the Adviser recommended that the name of the AVIP AB Risk Managed Balanced Portfolio (the “AVIP AB Portfolio”) be changed to AVIP Constellation Dynamic Risk Balanced Portfolio and the names of the AVIP iShares Managed Risk Balanced Portfolio, the AVIP iShares Managed Risk Moderate Growth Portfolio, and the AVIP iShares Managed Risk Growth Portfolio (the “iShares Portfolios”) be changed to AVIP Constellation Managed Risk Moderate Growth Portfolio, the AVIP Constellation Managed Risk Growth Portfolio and the AVIP Constellation Managed Risk Balanced Portfolio, respectively.  The Adviser reviewed with the Directors certain proposed changes to the investment strategies and techniques of each of the Portfolios.
The Directors reviewed an overview of the Adviser, its assets under management, and its leadership team.  The Directors received information from the Adviser demonstrating its ability to manage asset allocation portfolios and provide shareholders acceptable returns while reducing volatility in the Portfolios.  The Directors reviewed the asset management, accounting, legal and compliance and operational services provided to the Portfolios by the Adviser, which includes certain business management services to the Funds, such as monitoring expense accruals, financial reporting, pricing verification, performance monitoring and regulatory filing and reporting.
The Directors then reviewed hypothetical back-tested performance results of the AVIP AB Portfolio and noted that the performance of the portfolio following the proposed strategy changes would have been slightly better than the existing AVIP AB Risk Managed Balanced Portfolio as sub-advised by AB over the 1-, 3- and 5-year periods, while achieving lower standard deviations over the same periods.  Next, the Directors reviewed a comparison of the performance of a model portfolio currently managed by the Adviser using the same strategy proposed for the AVIP AB Portfolio, to the performance of the iShares Portfolios as sub-advised by BlackRock.  The Directors noted that both sets of Portfolios are asset allocation portfolios with similar objectives and that the model portfolio outperformed the iShares Portfolios over similar time periods.
The Directors then reviewed the current and proposed expense ratios for each Portfolio, noting no change or a slight basis point reduction for the former iShares Portfolios and slight increase in the expense ratio for the AVIP AB Portfolio.  The Directors noted that while the advisory fee is not changing for any of the Portfolios, the change in investment strategy for the AVIP AB Portfolio is expected to add three to four basis points to that Portfolio’s expense ratio in the form of acquired fund fees and expenses.  However, the Directors considered a representation by the Adviser that shareholders in the AVIP AB Portfolio would benefit from the increased diversification provided by the new strategy. The Directors also reviewed the pro forma profitability analysis prepared by the Adviser, noting the additional time the Adviser would need to expend to directly manage the Portfolio as well as the additional investment in technology and systems.
The Board considered the information prepared and presented by the Adviser with respect the proposed portfolio management changes, including the performance, expense and profitability analyses included in the Board materials.  The Directors, including all of the Independent Directors, were assisted by experienced independent legal counsel throughout the process.   Each Director, including each of the Independent Directors, relied upon the advice of independent legal counsel and his or her own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Director not necessarily attributing the same weight to each factor, the Directors unanimously concluded that approval of the continuation of the Advisory Agreement and termination of the Sub-Advisory Agreements was in the best interests of the Portfolios and their shareholders.  The conclusions reached by the Directors were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Director may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Additional Information (Continued)
December 31, 2024 (Unaudited)
(2)Review and Approval of Investment Advisory and Sub-Advisory Agreements for Existing Portfolios
At a meeting held on November 15, 2024, the Board, consisting exclusively of Independent Directors, approved the continuation of the Advisory Agreement with the Adviser and, as applicable, Sub-Advisory Agreements with the Sub-Advisers for the Portfolios identified below.  The Directors were separately represented by independent legal counsel in connection with their consideration of the approval of the continuation of these agreements.
The Directors noted that the Adviser is responsible for directly managing certain of the Fund’s investment Portfolios and for monitoring the investment performance and other activities of the various Sub-Advisers that have day-to-day responsibility for the decisions made for certain of the Fund’s other Portfolios.  The Directors further noted that for those Portfolios operating as “funds of funds,” the Adviser bears significant responsibility and administrative burdens in the monitoring and reporting required by Rule 12d1-4 under the Investment Company Act of 1940, as amended.  They also noted that the Adviser reports to the Board on its analysis of its performance and the performance of each Sub-Adviser at the regular meetings of the Board, which are held at least quarterly.  The Directors reviewed the compliance and operational services provided to the Portfolios by the Adviser, which includes implementing and operating the Fund’s Liquidity Risk Management and Derivatives Risk Management programs and overseeing the valuation of portfolio securities. Finally, the Board noted that the Adviser provides the facilities and equipment utilized by the Portfolios; supplies business management services to the Fund, including monitoring expense accruals and preparing the Portfolios’ financial statements; prepares and files Fund registration statements, proxies, shareholder reports and other regulatory filings; provides financial oversight; and ensures that proxies related to each Portfolio’s holdings are voted in compliance with policies approved by the Board.
In considering the Advisory Agreement and Sub-Advisory Agreements, the Board requested, received and reviewed a significant amount of information relating to each Portfolio, the Adviser and the Sub-Advisers, including the following:  (1) performance data for each Portfolio for various time periods, including year-to-date, through September 30, 2024, (2) comparative performance, advisory fee, and expense ratio information for a peer group of funds in each respective Portfolio’s Morningstar category (a “peer group”), as well as management fee peer comparison charts showing where each Portfolio’s advisory and sub-advisory fees were located in the dispersion of its peer group’s advisory and sub-advisory fees; (3) comparable performance information for each Portfolio’s relevant benchmark index or indices; (4) other comparative data regarding advisory fees, including data regarding the fees charged by the Adviser and Sub-Advisers for managing other institutional funds and institutional accounts using investment strategies and techniques similar to those used in managing the Portfolios, as applicable; (5) comparative data regarding the expense ratio of each Portfolio, as compared to its peer group; (6) a profitability analysis for the Adviser with respect to each Portfolio; and (7) other information regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers, as applicable.  The Directors also took into account information regarding the services provided by the Adviser and each Sub-Adviser, and performance, fee and expense ratio information regarding each Portfolio provided to them periodically throughout the year.  They also met with representatives of the Adviser to review the relative performance of each Portfolio, as compared with its benchmark index(es) and peer group.
The Directors were assisted by experienced independent legal counsel throughout the Advisory Agreement and Sub-Advisory Agreement review process.  The Directors discussed the proposed continuations in a private session with such counsel at which no representatives of management, the Adviser or any Sub-Adviser were present.  Each of the Directors relied upon the advice of independent legal counsel and his or her own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and each Sub-Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Directors were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Director may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement and each Sub-Advisory Agreement.
Nature, Extent and Quality of Services
The Directors evaluated the nature, extent and quality of the advisory services provided to the Portfolios by the Adviser.  As part of their review, the Directors reviewed information regarding the Adviser’s operations, procedures, and personnel.  The Directors considered information they received during the previous year at Board meetings and other discussions and through periodic reports regarding the Adviser’s performance of its duties.  The Directors considered the capabilities and resources that the Adviser has dedicated to performing services on behalf of the Fund and its Portfolios, as well as the quality of administrative and other services provided by the Adviser, which include monitoring each Sub-Adviser’s performance, monitoring the quality of each Sub-Adviser’s compliance program, and providing other support to contract owners.  The Directors also considered the quality of the Adviser’s compliance programs and the Adviser’s responsiveness to Board inquiries and requests.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Additional Information (Continued)
December 31, 2024 (Unaudited)
For each Portfolio with a fund-of-funds structure, the Directors considered that the Adviser performs significant services to the Portfolio that are in addition to, rather than duplicative of, services provided under the advisory contracts of the underlying funds.  The Directors noted the Adviser’s statements at the meeting that it performs regular reviews of each Portfolio and its underlying funds in order to confirm that the Portfolio is diversified, has the appropriate asset mix, and is performing well.
For each Portfolio subject to a Sub-Advisory Agreement, the Board considered similar criteria as applied to each Sub-Adviser, including the nature, extent and quality of the sub-advisory services provided by each Sub-Adviser.  In addition to the criteria used to review the Adviser, the Directors reviewed information on each Sub-Adviser’s portfolio management and brokerage practices.  The Directors also reviewed the performance record of each Portfolio managed by the applicable Sub-Adviser.  The Directors determined that overall, they were satisfied with the nature, extent and quality of services provided to the Fund and each of the Portfolios.
Investment Performance
Representatives of the Adviser reviewed with the Directors each Portfolio’s performance for the year-to-date, 1-year, 3-year and 5-year periods ended September 30, 2024, to the extent relevant, as compared to each Portfolio’s peer group and prospectus benchmark(s).  The Adviser also provided custom blended benchmarks for certain Portfolios.  The Board also considered the Adviser’s effectiveness in monitoring the performance of each Sub-Adviser and the Adviser’s timeliness in responding to performance issues.  The Directors discussed with the Adviser representatives certain Portfolios that underperformed their respective benchmarks.  A Portfolio-by-Portfolio discussion of each Portfolio’s performance and the Board’s conclusions regarding that performance is set forth below.
Fees and Expenses
The Directors considered a summary document showing the advisory fee for each Portfolio, as well as the difference of each Portfolio’s fee from the average advisory fee for the Portfolio’s peer group and the Portfolio’s percentile ranking within the peer group.  The Directors also considered separate charts showing, for each Portfolio, how the Portfolio’s advisory fees compared to the advisory fees of the funds in its peer group.  The charts showed the number of funds in the peer group within each defined range of advisory fees, and the range that included the Portfolio.  The Directors also reviewed the difference between each Portfolio’s overall expense ratio and that of its peer group, as well as the expense ratio’s percentile ranking within the peer group.  For these purposes, the peer groups excluded funds with net assets over $1 billion (unless the Portfolio against which the peer group is compared has net assets over $1 billion), all funds identified as a fund-of-funds, and for all Portfolios other than the AVIP S&P 500® Index Portfolio, AVIP S&P MidCap 400® Index Portfolio and the AVIP Nasdaq-100® Index Portfolio, all index funds.  Non-index funds were excluded from the peer group for the AVIP S&P 500® Index Portfolio, AVIP S&P MidCap 400® Index Portfolio, and the AVIP Nasdaq-100® Index Portfolio.  Fund of funds consisting of index funds and exchange traded funds “(ETFs”) were excluded from the peer groups for the AVIP Moderately Conservative Model, AVIP Balanced Model, AVIP Growth Model and AVIP Moderate Growth Model (collectively, the “AVIP Model Portfolios”).
When applicable, the Directors considered the amount of the net advisory fee retained by the Adviser, after payment of the sub-advisory fee, as well as the proportion the net fee represented of the total advisory fee, in light of the services provided by the Adviser to the Portfolio.
When applicable, the Directors also considered the fees paid to Sub-Advisers.  The Directors relied to a degree on the Adviser’s negotiation of each sub-advisory agreement at an arm’s-length basis.  The Directors considered the fees the Adviser and Sub-Advisers charge their separately managed institutional accounts and other accounts and expressed no concerns with those rates relative to the fees charged to the Portfolios.  The Directors also recognized that it was difficult to make comparisons of advisory fees because there were variations in the services that were included in the fees paid by other funds and separately managed accounts.
Profitability
The Directors reviewed the advisory fee paid to the Adviser for each Portfolio and noted the pre-tax profit margins reported by the Adviser for each Portfolio.  The Directors also noted that the Adviser, and not the Portfolios, is responsible for paying sub-advisory fees to the Sub-Advisers.  The Board also evaluated whether the net advisory fee received by the Adviser for each Portfolio, after paying sub-advisory fees to the Sub-Adviser, was reasonable, given the level of the Adviser’s services to the Portfolio.  The Directors took into account the fact that the Adviser had contractually agreed, where applicable, to limit Portfolio expenses and reimburse expenses to the extent necessary to keep total Portfolio expenses at or below a specified amount.  The Directors further considered

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Additional Information (Continued)
December 31, 2024 (Unaudited)
the statement of a representative of the Adviser that the profitability calculations account for all of the Adviser’s costs in providing services to the Fund, including services outside the investment advisory function (such as Fund operations and legal functions).  The Directors discussed that if the Adviser’s efficiency results in enhanced profitability, the Adviser’s effective use of resources should not be penalized on a comparative basis.
In considering the reasonableness of the sub-advisory fees paid by the Adviser to each Sub-Adviser, the Directors relied on the ability of the Adviser to negotiate the sub-advisory fee at arm’s length, noting that the Adviser is not affiliated with any Sub-Adviser.  The Directors also noted that the Adviser is incentivized to negotiate a favorable sub-advisory fee since it was the Adviser, not the Portfolio, that pays the sub-advisory fee.  The Board discussed economies of scale and agreed it was a matter more appropriately considered at the Advisory Agreement level.  The Board concluded that the profitability, fees, and potential realization of economies of scale by the Portfolios from the sub-advisory arrangements with the unaffiliated Sub-Advisers should not be material factors in its deliberations.
After considering all of the above, the Board concluded that the profitability of the Adviser with respect to each Portfolio was reasonable.
Economies of Scale
The Directors noted that all of the advisory and sub-advisory fee schedules, other than those for the AVIP Model Portfolios, contain breakpoints that would reduce the applicable advisory or sub-advisory fees on assets above a specified level as the applicable Portfolio’s assets increase.  The Directors also noted that a Portfolio would realize additional economies of scale if the Portfolio’s net assets increased over time proportionately more than certain other expenses.  The Directors took into account that many of the Portfolios had a small amount of net assets relative to the funds in their respective peer groups.  After considering each Portfolio’s current size and potential for growth, the Board concluded that each Portfolio was likely to benefit from economies of scale as the Portfolio’s net assets increased, and that the existing breakpoints are appropriate.
In addition to the foregoing, the Directors considered the specific factors and related conclusions set forth below with respect to each Portfolio’s performance and fees and expenses.  Except as otherwise indicated, the performance data described below for each Portfolio is for periods ended September 30, 2024.
AVIP Bond Portfolio.  The Directors noted that the Portfolio underperformed the benchmark for all periods, but also acknowledged that the Portfolio’s strategy is not one that promotes overperformance.  The Directors noted that the Portfolio’s advisory fee was slightly higher than the peer group average while its net expense ratio was below the peer group average.  Overall, the Board concluded that the Portfolio’s performance was acceptable and its advisory fee was reasonable.
AVIP BlackRock Balanced Allocation Portfolio (Sub-Adviser – BlackRock).  The Directors acknowledged that performance before February 2019 was attributable to the prior sub-adviser.  They observed that the Portfolio underperformed its benchmark index for all periods, although they noted the benchmark does not reflect the balanced nature of the Portfolio.  The Directors observed that the Portfolio outperformed its blended benchmark for the year-to-date, 1-year, and 3-year periods and outperformed its peer group for all periods.  The Directors noted that both the Portfolio’s advisory fee and net expense ratio were below the peer group averages.  Overall, the Directors concluded that the Portfolio’s performance was acceptable and that the advisory and sub-advisory fees were reasonable.
AVIP BlackRock Advantage International Equity Portfolio (Sub-Adviser – BlackRock).  The Directors acknowledged that performance prior to December 2019 was attributable to the prior sub-adviser.  The Directors observed that the Portfolio outperformed its peers and benchmark for all periods and reported that the portfolio’s advisory fee and net expense ratio were both below the peer group average. Overall, the Board concluded that the Portfolio’s performance was acceptable and that the advisory and sub-advisory fees were reasonable.
AVIP Fidelity Institutional AM Equity Growth (Sub-Adviser – FIAM).  The Directors acknowledged that performance prior to July 2023 was attributable to the prior sub-adviser.  The Directors observed that the Portfolio outperformed its benchmark and peer group average for the 1-year and 5-year periods.  The Directors noted that the Portfolio’s advisory fee was below the peer group average, and the Portfolio’s expense ratio was below the peer group average.     Overall, the Board concluded that the Portfolio’s performance was acceptable and that the advisory and sub-advisory fees were reasonable.
AVIP AB Small Cap (Sub-Adviser – AB).  The Directors acknowledged that performance prior to May 2021 was attributable to the prior sub-adviser.  The Directors noted that the Portfolio outperformed its benchmark index for the year-to-date and one-year periods and its peer group for the year-to-date, 1-year and 3-year periods.  The Directors noted that the Portfolio’s advisory fee and net expense ratio were below the peer group averages.  Overall, the Directors concluded that the Portfolio’s performance was acceptable and that the advisory fee and sub-advisory fees were reasonable.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Additional Information (Continued)
December 31, 2024 (Unaudited)
AVIP AB Mid Cap Core (Sub-Adviser – AB).  The Directors recognized that the Portfolio’s performance prior to May 2021 was attributable to the prior sub-adviser.  The Directors noted that the Portfolio underperformed its benchmark for all periods but outperformed its peer group for all but the 5-year period.  The Directors noted that based on the long-term performance of the strategy, the Adviser expects performance to improve over time.   The Directors concluded that the Portfolio’s performance was improving and would continue to monitor performance.  The Directors observed that the Portfolio’s advisory fee was on par with its peer group and the expense ratio was below the peer group average.  The Directors concluded that the advisory and sub-advisory fee were reasonable.
AVIP S&P 500® Index Portfolio (Sub-Adviser – Geode).  The Directors observed that while the Portfolio underperformed its benchmark index across all periods, it outperformed its peer group for all periods, and its performance generally was in line with the index when expenses were excluded.  The Directors noted that peer group performance data for index funds is generally irrelevant and did not rely on peer group comparison performance figures for the Portfolio.  The Directors noted that, while the advisory fee was above the Portfolio’s peer group average, the overall expense ratio was the statistic most important to index fund shareholders, and the Portfolio’s net expense ratio was lower than the average for the peer group.  Overall, the Directors concluded that the Portfolio’s performance was acceptable and that the advisory and sub-advisory fees were reasonable.
AVIP BlackRock Advantage Large Cap Value Portfolio (Sub-Adviser – BlackRock).  The Directors noted that the Portfolio’s performance prior to December 2019 was attributable to the prior sub-adviser.  The Directors considered that the Portfolio outperformed its benchmark for all periods and its peer group for the year-to-date, 1-year and 3-year periods. The Directors noted that the Portfolio’s advisory fee was in line with the peer group average and that the Portfolio’s expense ratio was below the peer group average.  Overall, the Board concluded that the Portfolio’s performance was acceptable and its advisory and sub-advisory fees were reasonable.
AVIP Federated High Income Bond Portfolio (Sub-Adviser – Federated).  The Directors observed that while the Portfolio underperformed its benchmark for all periods shown, it outperformed its peer group for the 1-year and 5-year periods.  The Directors noted that the advisory fee and net expense ratio were above the peer group average.  The Adviser attributed the relatively higher fees to the higher research and trading costs associated with managing a relatively small high-yield portfolio.  The Directors and the Adviser determined to explore ways to improve performance, including possible changes in management of the Portfolio.
AVIP Nasdaq-100® Index Portfolio (Sub-Adviser – Geode).  The Directors observed that while the Portfolio underperformed its benchmark index across all time periods shown, its performance generally was in line with the index when expenses were excluded.  The Directors noted that the Portfolio outperformed its peer group for the 3-year and 5-year periods but deemed peer group performance data for index funds to be generally irrelevant and did not rely on peer group comparison performance.  The Directors noted that the Portfolio’s advisory fee and net expense ratio were below the peer group average.  Overall, the Directors concluded that the Portfolio’s performance was acceptable and that the advisory and sub-advisory fees were reasonable.
AVIP BlackRock Advantage Large Cap Core Portfolio (Sub-Adviser – BlackRock).  The Directors noted that performance prior to February 2019 was attributable to the prior sub-adviser.  They observed that although the Portfolio underperformed its benchmark index for the 3-year and 5-year periods, its performance is improving, and it outperformed its peer group for all periods.  The Directors considered that the Portfolio’s advisory fee was in line with the peer group average and its net expense ratio was below the peer group average.  Overall, the Directors concluded that the Portfolio’s performance was acceptable and that the advisory and sub-advisory fees were reasonable.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Sub-Adviser – BlackRock).   The Directors acknowledged that the Portfolio’s performance prior to February 2019 was attributable to the previous sub-advisor.  They observed that the Portfolio outperformed its benchmark index and peer group for all periods except the year-to-date periods. The Directors noted that the Portfolio’s advisory fee and net expense ratio were both below the peer group average.  Overall, the Directors concluded that the Portfolio’s performance was acceptable and that the advisory and sub-advisory fees were reasonable.
AVIP S&P MidCap 400® Index (Sub-Adviser – Geode).  The Directors acknowledged that while the Portfolio underperformed its benchmark index, its performance generally was in line with the benchmark index when expenses were excluded.  The Directors noted that the Portfolio outperformed its peer group for the year-to-date, 3-year and 5-year periods but deemed peer group performance data for index funds to be generally irrelevant and did not rely on peer group comparison performance figures for the Portfolio.   The Directors noted that, while the advisory fee was above the Portfolio’s peer group average, the overall expense ratio was the statistic most important to index fund shareholders, and the Portfolio’s net expense ratio was lower than the average for the peer group.  Overall, the Directors concluded that the Portfolio’s performance was acceptable and that the advisory and sub-advisory fees were reasonable.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Additional Information (Continued)
December 31, 2024 (Unaudited)
AVIP BlackRock Advantage Large Cap Growth Portfolio (Sub-Adviser – BlackRock).  The Directors recognized that the Portfolio’s performance prior to February 2019 was attributable to the prior sub-adviser.  They observed that the Portfolio underperformed its benchmark for the year-to-date, 3-year and 5-year periods, but outperformed its peer group for all periods.   The Directors noted that the Portfolio’s advisory fee and net expense ratios were below the peer group averages.  Overall, the Directors concluded that the Portfolio’s performance was acceptable, and the advisory fee and sub-advisory fees were reasonable.
AVIP Constellation Dynamic Risk Balanced Portfolio (formerly AVIP AB Risk Managed Balanced Portfolio).  The Directors noted that the Adviser would begin advising the Portfolio without a sub-adviser on November 25, 2024.  They also noted that from May 1, 2020 through November 25, 2024, the Portfolio was sub-advised by AB using a different investment strategy, and from May 1, 2014, through April 30, 2020, the Portfolio was sub-advised by Janus Henderson Investors US LLC and AnchorPath Financial, LLC, also using different strategies.  Consequently, the Directors concluded that the past performance of the Portfolio was not relevant to their deliberations.  The Directors noted that at a meeting held on May 16, 2024, they reviewed hypothetical back-tested performance results for the Portfolio using the proposed strategy and observed that performance would have been slightly better than the performance produced by the prior sub-adviser over the 1-, 3- and 5-year periods, while achieving lower standard deviations over the same period.  The Directors noted that the Portfolio’s advisory fee was higher than its peer group’s average but considered that the Portfolio is managed in a dynamic manner and contains a risk management overlay, which adds complexity and additional management expense.  The Directors also noted that the Portfolio’s net expense ratio was below its peer group average.  Overall, the Directors concluded that the Portfolio’s advisory fee was reasonable.
AVIP Federated Core Plus Bond Portfolio (Sub-Adviser – Federated).  The Directors observed that the Portfolio outperformed its benchmark for all periods and its peer group for the 3-year period and slightly underperformed its peer group for the other periods.  The Directors considered that the underperformance relative to the peer group was due to the larger size of the funds in the peer group and their ability to make larger sector allocations.  The Directors further noted that the Portfolio’s advisory fee was on par with the peer group while its net expense ratio was below the peer group average.  Overall, the Board concluded that the Portfolio’s performance was acceptable and that the advisory and sub-advisory fees were reasonable.
AVIP Intech U.S. Low Volatility Portfolio (Sub-Adviser – Intech).  The Directors noted that the Portfolio underperformed the benchmark and peer group average for all periods, although the Adviser stated that the Portfolio performed well compared to a low volatility index.  The Directors also noted that the Portfolio is in transition and has limited performance history.  The Directors noted that the Portfolio’s advisory fee and net expense ratio were below the peer group average.  Overall, the Directors concluded that the Portfolio’s performance bore monitoring and that the advisory fees and sub-advisory fees were reasonable.
AVIP AB Relative Value Portfolio (Sub-Adviser – AB).  The Directors acknowledged that the Portfolio launched in December 2021 and had a limited operating history.  The Directors noted that the Portfolio underperformed the benchmark and peer group average for the year-to-date and 1-year periods.  The Directors noted that the Portfolio’s advisory fee was below the peer group average, and the Portfolio’s expense ratio was below the peer group average.  Overall, the Directors concluded that the Portfolio’s performance was acceptable and that the advisory and sub-advisory fees were reasonable.
AVIP Constellation Managed Risk Balanced Portfolio (formerly AVIP iShares Managed Risk Balanced Portfolio). The Directors noted that the Adviser would begin advising the Portfolio without a sub-adviser on November 25, 2024.  They also noted that from June 25, 2021 to November 25, 2024, the Portfolio was sub-advised by BlackRock Investment Management, LLC (“BlackRock”) under a different strategy and, therefore, performance for prior periods would not be indicative of returns of the current strategy or Adviser.  Consequently, the Directors concluded that the past performance of the Portfolio was not relevant to their deliberations.  The Directors noted that at a meeting held on May 16, 2024, they reviewed the performance of a model portfolio employing the same asset allocation strategy the Adviser intends to use with the Portfolio.  The Directors observed that the model portfolio outperformed the Portfolio over similar time periods.  The Directors noted that the Portfolio’s advisory fee was higher than its peer group’s average but considered that the Portfolio employs a complex strategy containing a risk management overlay, which adds additional management expense.  The Directors also noted that the Portfolio’s net expense ratio was below its peer group average.  Overall, the Directors concluded that the advisory fee was reasonable.
AVIP Constellation Managed Risk Moderate Growth Portfolio (formerly AVIP iShares Managed Risk Moderate Growth Portfolio).  The Directors noted that the Adviser would begin advising the Portfolio without a sub-adviser on November 25, 2024.  They also noted that from June 25, 2021 to November 25, 2024, the Portfolio was sub-advised by BlackRock  under a different strategy and, therefore, performance for prior periods would not be indicative of returns of the current strategy or Adviser.  Consequently, the Directors concluded that the past performance of the Portfolio was not relevant to their deliberations.  The Directors noted that at a meeting held on May 16, 2024, they reviewed the performance of a model portfolio employing the same asset allocation strategy the Adviser intends to use with the Portfolio.  The Directors observed that the model portfolio outperformed the Portfolio over similar time periods.  The Directors noted that the Portfolio’s advisory fee was higher than its peer group’s average but considered that the Portfolio employs a complex strategy containing a risk management overlay, which adds additional management expense.  The Directors also noted that the Portfolio’s net expense ratio was below its peer group average.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Additional Information (Continued)
December 31, 2024 (Unaudited)
AVIP Constellation Managed Risk Growth Portfolio (formerly AVIP iShares Managed Risk Growth Portfolio).  The Directors noted that the Adviser would begin advising the Portfolio without a sub-adviser on November 25, 2024.  They also noted that from October 14, 2022 to November 25, 2024, the Portfolio was sub-advised by BlackRock under a different strategy and, therefore, performance for prior periods would not be indicative of returns of the current strategy or Adviser.  Consequently, the Directors concluded that the past performance of the Portfolio was not relevant to their deliberations.  The Directors noted that at a meeting held on May 16, 2024, they reviewed the performance of a model portfolio employing the same asset allocation strategy the Adviser intends to use with the Portfolio.  The Directors observed that the model portfolio outperformed the Portfolio over similar time periods.  The Directors noted that the Portfolio’s advisory fee was higher than its peer group’s average but considered that the Portfolio employs a complex strategy containing a risk management overlay, which adds additional management expense.  The Directors also noted that the Portfolio’s net expense ratio was below its peer group average.
AVIP Moderately Conservative Model.  The Directors noted that while the Portfolio outperformed its benchmark index for all periods, it underperformed the peer group for all periods.  The Directors observed that the Portfolio’s advisory fee was higher than the peer group average, and the net expense ratio was lower than the average of its peer group.  The Directors noted that administration and transfer agency services are provided under the advisory fee.  Overall, the Directors concluded that the Portfolio’s performance was acceptable and that the advisory fee was reasonable.
AVIP Balanced Model.  The Directors observed that while the Portfolio outperformed its benchmark index for the year-to-date and 3-year periods but underperformed the peer group for all periods.  The Directors noted that the Portfolio’s advisory fee was above the peer group average and the net expense ratio was lower than the average of its peer group.  The Directors noted that administration and transfer agency services are provided under the advisory fee.  Overall, the Directors concluded that the Portfolio’s performance was acceptable and that the advisory fee was reasonable.
AVIP Moderate Growth Model.  The Directors observed that while the Portfolio generally performed well, it underperformed its benchmark index for the 1-year and 3-year periods and the peer group average for all periods.  The Directors also noted that the Portfolio’s advisory fee was above the peer group average and the net expense ratio was lower than the average of its peer group.  The Directors noted that the administration and transfer agency services are provided under the advisory fee.  Overall, the Directors concluded that the Portfolio’s performance was acceptable and that the advisory fee was reasonable.
AVIP Growth Model.  The Directors observed that while the Portfolio underperformed its benchmark index for the 1-year and 3-year periods and its peer group average for all periods.  The Directors also noted that the Portfolio’s advisory fee and net expense ratio were below the peer group average.  The Directors noted that the administration and transfer agency services are provided under the advisory fee.  Overall, the Directors concluded that the Portfolio’s performance was acceptable and that the advisory fee was reasonable.
After consideration of the foregoing, the Board reached the following conclusions regarding the Advisory Agreement and, as applicable, the Sub-Advisory Agreement with respect to each Portfolio, in addition to the conclusions set forth above:  (1) the Adviser and the Sub-Advisers demonstrated that they possessed the capability and resources to perform the duties required of them under the Advisory Agreement and applicable Sub-Advisory Agreement(s), respectively; (2) the investment philosophy, strategies and techniques of the Adviser (with respect to the Portfolios without a Sub-Adviser) and the Sub-Advisers were appropriate for pursuing the applicable Portfolio’s investment objective; (3) the Adviser (with respect to the Portfolios without a Sub-Adviser) and the Sub-Advisers were likely to execute their investment philosophy, strategies and techniques consistently over time; and (4) the Adviser and the Sub-Advisers maintained appropriate compliance programs.  Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Director not necessarily attributing the same weight to each factor, the Directors unanimously concluded that approval of the continuation of the Advisory Agreement and, as applicable, the Sub-Advisory Agreements was in the best interests of the Portfolios and their shareholders.  Accordingly, the Board, consisting exclusively of Independent Directors, voted unanimously to approve the continuation of the Advisory Agreement and, as applicable, the Sub-Advisory Agreements for the Portfolios.
(3)Other Federal Tax Information
For corporate shareholders, the percentages of the total ordinary income dividends paid in the 2024 tax year that qualify for the corporate dividends received deduction are as follows:

AVIP Bond	0.00%
AVIP BlackRock Balanced Allocation	48.24%
AVIP BlackRock Advantage International Equity	0.00%
AVIP Fidelity Institutional AM® Equity Growth	27.77%
AVIP AB Small Cap	100.00%
AVIP AB Mid Cap Core	100.00%
AVIP S&P 500® Index	100.00%
AVIP BlackRock Advantage Large Cap Value	56.56%
AVIP Federated High Income Bond	0.00%
AVIP Nasdaq-100® Index	100.00%

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Additional Information (Continued)
December 31, 2024 (Unaudited)
AVIP BlackRock Advantage Large Cap Core	65.95%
AVIP BlackRock Advantage Small Cap Growth	100.00%
AVIP S&P MidCap 400® Index	75.10%
AVIP BlackRock Advantage Large Cap Growth	8.93%
AVIP Constellation Dynamic Risk Balanced	31.60%
AVIP Federated Core Plus Bond	0.00%
AVIP Intech U.S. Low Volatility	100.00%
AVIP AB Relative Value	100.00%
AVIP Constellation Managed Risk Balanced	17.11%
AVIP Constellation Managed Risk Moderate Growth	18.73%
AVIP Constellation Managed Risk Growth	20.29%
AVIP Moderately Conservative Model	13.21%
AVIP Balanced Model	20.56%
AVIP Moderate Growth Model	32.46%
AVIP Growth Model	42.91%
Pursuant to Section 853 of the Internal Revenue Code, the Fund designates the following amounts as foreign taxes paid for the year ended December 31, 2024:
	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
AVIP BlackRock Advantage International Equity	$859,273	$0.0406	89.43%
AVIP Constellation Managed Risk Balanced	$144,862	$0.0027	14.41%
AVIP Constellation Managed Risk Moderate Growth	$188,430	$0.0052	16.40%
AVIP Constellation Managed Risk Growth	$243,774	$0.0078	20.03%
AVIP Moderately Conservative Model	$126,619	$0.0077	6.58%
AVIP Balanced Model	$888,492	$0.0137	13.12%
AVIP Moderate Growth Model	$2,186,793	$0.0182	18.35%
AVIP Growth Model	$699,600	$0.0247	28.05%

Portfolio	Record Date Shares Outstanding	Record Date
AVIP BlackRock Advantage International Equity Portfolio	21,174,868	9/10/2024
AVIP Constellation Managed Risk Balanced Portfolio	54,347,030	9/10/2024
AVIP Constellation Managed Risk Moderate Growth Portfolio	35,923,499	9/10/2024
AVIP Constellation Managed Risk Growth Portfolio	31,342,575	9/10/2024
AVIP Moderately Conservative Model Portfolio	16,550,973	9/10/2024
AVIP Balanced Model Portfolio	64,712,018	9/10/2024
AVIP Moderate Growth Model Portfolio	120,168,140	9/10/2024
AVIP Growth Model Portfolio	28,363,425	9/10/2024
Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes. None of the Portfolios listed above derived any income from ineligible foreign sources, as defined under Section 901(j) of the Internal Revenue Code.
(4)Other Disclosures
The Statement of Additional Information (the "SAI") of the Fund includes information about the the Board as well as a description of the policies and procedures the Fund uses in voting proxies related to the Fund's securities. The SAI is available at http://www.augustarfund.com or upon request, without charge, by calling 877-781-6392 (toll-free).
Information regarding how the Fund voted proxies during the most recent twelve-month period ended June 30, as reported in Form N-PX, is available without charge, upon request, by calling 877-781-6392 (toll-free), at http://www.augustarfund.com, and on the SEC's website at http://www.sec.gov.

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AuguStar Variable
Insurance Products Fund, Inc.

Post Office Box 371
Cincinnati, Ohio 45201

Form 1320 Rev. 12-24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) All directors and all members of any advisory board for regular compensation;   $890,646

(2) Each director and each member of an advisory board for special compensation;  $0

(3) All officers; $0

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required is disclosed as part of the financial statements included in Item 7.

Item 12. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable for open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors.

Item 16. Controls and Procedures.

  The Fund’s principal executive officer and principal financial officer have concluded, based on their evaluation conducted as of a date within 90 days of the filing of this report, that the Fund’s disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the Fund, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the Fund on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Fund’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

a.1. The Fund’s Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE.

a.2. A separate certification for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

a.3. The certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AuguStarSM Variable Insurance Products Fund, Inc.

By:	/s/ Thomas G. Mooney
Thomas G. Mooney
President
(Principal Executive Officer)
Date:	March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas G. Mooney
Thomas G. Mooney
President
(Principal Executive Officer)
Date:	March 5, 2025
By:	/s/ R. Todd Brockman
R. Todd Brockman
Treasurer
(Principal Financial Officer)
Date:	March 5, 2025

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